SEI Institutional Managed Trust

Prospectus January 31, 2011

Large Cap Fund (SLGAX)
Large Cap Value Fund (TRMVX)
Large Cap Growth Fund (SELCX)
Tax-Managed Large Cap Fund (TMLCX)
S&P 500 Index Fund (SSPIX)
Small Cap Fund (SLLAX)
Small Cap Value Fund (SESVX)
Small Cap Growth Fund (SSCGX)
Tax-Managed Small Cap Fund (STMSX)
Mid-Cap Fund (SEMCX)
U.S. Managed Volatility Fund (SVOAX)
Global Managed Volatility Fund (SVTAX)
Tax-Managed Managed Volatility Fund
(TMMAX)
Real Estate Fund (SETAX)
Enhanced Income Fund (SEEAX)
Core Fixed Income Fund (TRLVX)
U.S. Fixed Income Fund (SUFAX)
High Yield Bond Fund (SHYAX)
Real Return Fund (SRAAX)
Multi-Strategy Alternative Fund (SMSAX)
Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY

LARGE CAP FUND	1

LARGE CAP VALUE FUND	6

LARGE CAP GROWTH FUND	10

TAX-MANAGED LARGE CAP FUND	14

S&P 500 INDEX FUND	19

SMALL CAP FUND	23

SMALL CAP VALUE FUND	27

SMALL CAP GROWTH FUND	31

TAX-MANAGED SMALL CAP FUND	35

MID-CAP FUND	39

U.S. MANAGED VOLATILITY FUND	43

GLOBAL MANAGED VOLATILITY FUND	48

TAX-MANAGED MANAGED VOLATILITY FUND	53

REAL ESTATE FUND	58

ENHANCED INCOME FUND	62

CORE FIXED INCOME FUND	68

U.S. FIXED INCOME FUND	74

HIGH YIELD BOND FUND	79

REAL RETURN FUND	84

MULTI-STRATEGY ALTERNATIVE FUND	89

SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS	95

Purchase and Sale of Fund Shares	95

Tax Information	95

Payments to Broker-Dealers and Other Financial Intermediaries	95

MORE INFORMATION ABOUT INVESTMENTS	96

MORE INFORMATION ABOUT RISKS	96

Risk Information Common to the Funds	96

More Information About Principal Risks	97

GLOBAL ASSET ALLOCATION	106

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES	107

INVESTMENT ADVISER AND SUB-ADVISERS	109

Information About Fee Waivers	110

Sub-Advisers and Portfolio Managers	111

PURCHASING, EXCHANGING AND SELLING FUND SHARES	134

HOW TO PURCHASE FUND SHARES	134

Pricing of Fund Shares	135

Frequent Purchases and Redemption of Fund Shares	136

Foreign Investors	138

Customer Identification and Verification and Anti-Money Laundering Program	138

HOW TO EXCHANGE YOUR FUND SHARES	139

HOW TO SELL YOUR FUND SHARES	139

Receiving Your Money	139

Redemptions in Kind	139

Suspension of Your Right to Sell Your Shares	139

Redemption Fee	139

Telephone Transactions	140

DISTRIBUTION AND SERVICE OF FUND SHARES	140

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	141

DIVIDENDS, DISTRIBUTIONS AND TAXES	142

Dividends and Distributions	142

Taxes	142

FINANCIAL HIGHLIGHTS	143

HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

SEI / PROSPECTUS

LARGE CAP FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.39%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.03%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Fund — Class A Shares	$105	$328	$569	$1,259

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

SEI / PROSPECTUS

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.45% (09/30/10)

Worst Quarter: -11.99% (06/30/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Fund — Class A	1 Year	Since Inception (9/30/2009)
Return Before Taxes	13.26%	15.73%
Return After Taxes on Distributions	11.68%	14.31%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	12.64%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	16.10%	18.12%

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson	Since 1984	Managing Principal

	Stefani Cranston	Since 1991	Principal

	Gina Marie N. Moore	Since 1993	Principal

	Martha E. Ortiz	Since 1987	Principal

	R. Brian Wenzinger	Since 2000	Principal

	Christopher J.W. Whitehead	Since 2000	Principal

Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

Delaware Management Company	Jeffrey S. Van Harte	Since 2005	Senior Vice President and Chief Investment Officer — Focus Growth Equity

	Christopher J. Bonavico	Since 2005	Vice President, Senior Portfolio Manager and Equity Analyst

	Daniel J. Prislin	Since 2005	Vice President, Senior Portfolio Manager and Equity Analyst

	Christopher M. Ericksen	Since 2005	Vice President, Portfolio Manager and Equity Analyst

Legg Mason Capital Management, Inc.	Mary Chris Gay	Since 1989	Senior Vice President & Portfolio Manager

	Robert Hagstrom	Since 1998	Senior Vice President & Portfolio Manager

LSV Asset Management	Josef Lakonishok	Since 1994	CEO, CIO, Partner and Portfolio Manager

	Menno Vermeulen	Since 1995	Partner, Portfolio Manager, Senior Quantitative Analyst

	Puneet Mansharamani	Since 2000	Partner, Portfolio Manager, Senior Quantitative Analyst

Neuberger Berman Management LLC	John J. Barker Daniel Rosenblatt	Since 1994 Since 1990	Managing Director Managing Director

	Daniel J. Fletcher	Since 2004	Managing Director

	Lawrence K. Fisher	Since 1998	Managing Director

Quantitative Management Associates LLC	Margaret S. Stumpp Peter Xu	Since 1987* Since 1997*	Chief Investment Officer Managing Director

	Mitchell B. Stern	Since 1997*	Principal

	Devang Gambhirwala	Since 1986*	Principal

WestEnd Advisors LLC	Robert L. Pharr	Since 2004	Managing Partner, Chief Investment Officer

* Includes years of experience with Quantitative Management Associates LLC and its predecessors.

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

SEI / PROSPECTUS

LARGE CAP VALUE FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.00%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund — Class A Shares	$102	$318	$552	$1,225

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Value Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.14% (06/30/03)

Worst Quarter: -20.73% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Value Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (10/3/1994)
Return Before Taxes	14.55%	0.35%	2.57%	7.63%
Return After Taxes on Distributions	13.97%	-0.56%	1.79%	6.14%
Return After Taxes on Distributions and Sale of Fund Shares	9.42%	0.30%	2.11%	6.06%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	9.02%

* The Fund's actual inception date is April 20, 1987. Between April 20, 1987 and October 3, 1994, the Fund was advised by a different investment adviser. Accordingly, performance shown in the chart above is from October 3, 1994. Index returns are shown from October 31, 1994.

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson	Since 1984	Managing Principal

	Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Principal Principal Principal Principal Principal

INTECH Investment Management LLC	E. Robert Fernholz, Ph.D. Dr. Adrian Banner Joseph Runnels	Since 1987 Since 2002 Since 1998	Chief Investment Officer Co-Chief Investment Officer Vice President, Portfolio Management

Lazard Asset Management LLC	Andrew Lacey	Since 1995	Deputy Chairman, Portfolio Manager/Analyst

	J. Richard Tutino, CFA	Since 1997	Managing Director, Portfolio Manager/Analyst

	Ronald Temple, CFA	Since 2001	Managing Director, Portfolio Manager/Analyst

	Nicholas Sordini, CFA	Since 2002	Senior Vice President, Portfolio Manager/Analyst

LSV Asset Management	Josef Lakonishok	Since 1994	CEO, CIO, Partner and Portfolio Manager

	Menno Vermeulen	Since 1995	Partner, Portfolio Manager, Senior Quantitative Analyst

	Puneet Mansharamani	Since 2000	Partner, Portfolio Manager, Senior Quantitative Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

SEI / PROSPECTUS

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.04%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund — Class A Shares	$106	$331	$574	$1,271

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 16.74% (12/31/01)

Worst Quarter: -24.84% (03/31/01)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Growth Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (12/20/1994)
Return Before Taxes	14.96%	2.34%	-1.72%	6.75%
Return After Taxes on Distributions	14.73%	2.25%	-1.77%	6.26%
Return After Taxes on Distributions and Sale of Fund Shares	9.70%	1.97%	-1.46%	5.80%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	7.46%

* Index returns are shown from December 31, 1994.

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

Delaware Management Company	Jeffrey S. Van Harte	Since 2005	Senior Vice President and Chief Investment Officer — Focus Growth Equity

	Christopher J. Bonavico	Since 2005	Vice President, Senior Portfolio Manager and Equity Analyst

	Daniel J. Prislin	Since 2005	Vice President, Senior Portfolio Manager and Equity Analyst

	Christopher M. Ericksen	Since 2005	Vice President, Portfolio Manager and Equity Analyst

INTECH Investment Management LLC	E. Robert Fernholz, Ph.D. Dr. Adrian Banner Joseph Runnels	Since 1987 Since 2002 Since 1998	Chief Investment Officer Co-Chief Investment Officer Vice President, Portfolio Management

Legg Mason Capital Management, Inc.	Robert Hagstrom	Since 1998	Senior Vice President & Portfolio Manager

Neuberger Berman Management LLC	John J. Barker Daniel Rosenblatt Daniel J. Fletcher Lawrence K. Fisher	Since 1994 Since 1990 Since 2004 Since 1998	Managing Director Managing Director Managing Director Managing Director

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

SEI / PROSPECTUS

TAX-MANAGED LARGE CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.04%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Large Cap Fund — Class A Shares	$106	$331	$574	$1,271

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the sub-advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.35% (06/30/09)

Worst Quarter: -23.05% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed Large Cap Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (3/5/1998)
Return Before Taxes	13.70%	1.38%	0.93%	2.45%
Return After Taxes on Distributions	13.33%	1.17%	0.73%	2.23%
Return After Taxes on Distributions and Sale of Fund Shares	8.88%	1.12%	0.72%	2.03%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	1.83%	3.22%

* Index returns are shown from March 31, 1998.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

Delaware Management Company	Jeffrey S. Van Harte Christopher J. Bonavico	Since 2005 Since 2005	Senior Vice President and Chief Investment Officer — Focus Growth Equity Vice President, Senior Portfolio Manager and Equity Analyst

	Daniel J. Prislin	Since 2005	Vice President, Senior Portfolio Manager and Equity Analyst

	Christopher M. Ericksen	Since 2005	Vice President, Portfolio Manager and Equity Analyst

Legg Mason Capital Management, Inc.	Mary Chris Gay	Since 1989	Senior Vice President & Portfolio Manager

	Robert Hagstrom	Since 1998	Senior Vice President & Portfolio Manager

LSV Asset Management	Josef Lakonishok	Since 1994	CEO, CIO, Partner and Portfolio Manager

	Menno Vermeulen	Since 1995	Partner, Portfolio Manager, Senior Quantitative Analyst

	Puneet Mansharamani	Since 2000	Partner, Portfolio Manager, Senior Quantitative Analyst

Neuberger Berman Management LLC	John J. Barker Daniel Rosenblatt Daniel J. Fletcher Lawrence K. Fisher	Since 1994 Since 1990 Since 2004 Since 1998	Managing Director Managing Director Managing Director Managing Director

Parametric Portfolio Associates	David Stein Thomas Seto	Since 1996 Since 1998	Chief Investment Officer Director of Portfolio Management

Quantitative Management Associates LLC	Margaret S. Stumpp Peter Xu Mitchell B. Stern Devang Gambhirwala Stacie L. Mintz	Since 1987* Since 1997* Since 1997* Since 1986* Since 1992*	Chief Investment Officer Managing Director Principal Principal Principal

* Includes years of experience with Quantitative Management Associates LLC and its predecessors.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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S&P 500 INDEX FUND

Fund Summary

Investment Goal

Investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.15%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund — Class A Shares	$56	$176	$307	$689

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

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Principal Investment Strategies

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is composed of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks). The Fund generally gives the same weight to a given stock as the S&P 500 Index does. In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in ETFs ADRs and REITs. The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The sub-adviser selects the Fund's securities under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser, but the sub-adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the sub-adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the sub-adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's and benchmark's investments and other factors.

Loss of money is a risk of investing in the Fund.

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Performance Information

The S&P 500 Index Fund is the successor to SEI Index Funds' S&P 500 Index Fund (the Former S&P 500 Index Fund) and the Former S&P 500 Index Fund's performance and financial history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund commenced operations on September 17, 2007. The performance information prior to September 17, 2007 is based on the performance of the Former S&P 500 Index Fund.

Best Quarter: 15.90% (06/30/09)

Worst Quarter: -22.20% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

S&P 500 Index Fund — Class A†	1 Year	5 Years	10 Years	Since Inception* (2/28/1996)
Return Before Taxes	14.80%	1.92%	1.02%	6.07%
Return After Taxes on Distributions	14.13%	1.32%	0.51%	5.45%
Return After Taxes on Distributions and Sale of Fund Shares	9.58%	1.53%	0.74%	5.13%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	6.54%

† The Fund commenced operations on September 17, 2007. The performance information prior to September 17, 2007 is based on the performance of the Former S&P 500 Index Fund.

* Index returns are shown from February 29, 1996.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
SSgA Funds Management, Inc.	Kristin Carcio Karl Schneider	Since 2007 Since 1996	Vice President, Portfolio Manager Vice President, Senior Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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SMALL CAP FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Fund — Class A Shares	$132	$412	$713	$1,568

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. For purposes of this Fund, a small company is a company with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 14.59% (12/31/10)

Worst Quarter: -10.09% (06/30/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Small Cap Fund — Class A	1 Year	Since Inception (9/30/2009)
Return Before Taxes	23.22%	21.78%
Return After Taxes on Distributions	19.76%	19.01%
Return After Taxes on Distributions and Sale of Fund Shares	15.30%	17.04%
Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	26.85%	24.70%

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Allianz Global Investors Capital LLC	Michael Corelli Eric Sartorius	Since 1999 Since 2001	Portfolio Manager Portfolio Manager

AQR Capital Management, LLC	Clifford Asness Jacques Friedman Ronen Israel Lars Nielsen	Since 1998 Since 1998 Since 1999 Since 2000	Managing and Founding Principal Principal, Head of Global Stock Selection Principal Principal

Integrity Asset Management, LLC	Daniel G. Bandi Daniel J. DeMonica Adam I. Friedman Joe A. Gilbert Mirsat Nikovic J. Bryan Tinsley William H. McNett	Since 2003 Since 2003 Since 2003 Since 2003 Since 2003 Since 2003 Since 2003	CIO, Value Equities & Principal Senior Portfolio Manager & Principal Senior Portfolio Manager & Principal Portfolio Manager Equity Analyst Portfolio Manager Senior Portfolio Manager & Principal

Los Angeles Capital Management and Equity Research, Inc.	Thomas D. Stevens Hal W. Reynolds David R. Borger Stuart K. Matsuda Christine M. Kugler	Since 2002 Since 2002 Since 2002 Since 2002 Since 2002	Chairman, Principal CIO, Principal Director of Research, Principal Director of Trading, Principal Director of Implementation, Principal

Robeco Investment Management, Inc.	Richard Shuster Gregory Weiss	Since 1999 Since 1999	Senior Portfolio Manager Portfolio Manager

Wellington Management Company, LLP	Jamie A. Rome	Since 1994	Senior Vice President and Equity Portfolio Manager

William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 1996 Since 2005 Since 2006	Principal Principal Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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SMALL CAP VALUE FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.29%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund — Class A Shares	$131	$409	$708	$1,556

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.49% (06/30/09)

Worst Quarter: -27.72% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Small Cap Value Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (12/20/1994)
Return Before Taxes	24.14%	3.68%	8.36%	10.53%
Return After Taxes on Distributions	23.84%	2.61%	6.70%	8.73%
Return After Taxes on Distributions and Sale of Fund Shares	15.68%	2.89%	6.67%	8.53%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.42%	10.73%

* Index returns are shown from December 31, 1994.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Artisan Partners Limited Partnership	Scott C. Satterwhite James C. Kieffer George O. Sertl, Jr.	Since 1997 Since 1997 Since 2000	Portfolio Manager Portfolio Manager Portfolio Manager

Lee Munder Capital Group, LLC	R. Todd Vingers	Since 2002	Portfolio Manager

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Martingale Asset Management, L.P.	William E. Jacques Samuel Nathans James Eysenbach	Since 1987 Since 1999 Since 2004	Chief Investment Officer and Executive Vice President Senior Portfolio Manager and Senior Vice President Director of Research and Senior Vice President

Robeco Investment Management, Inc.	Richard Shuster Gregory Weiss	Since 1999 Since 1999	Senior Portfolio Manager Portfolio Manager

Wellington Management Company, LLP	James P. Hoffmann	Since 1997	Senior Vice President and Global Industry Analyst

William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 1996 Since 2005 Since 2006	Principal Principal Portfolio Manager

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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SMALL CAP GROWTH FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.29%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund — Class A Shares	$131	$409	$708	$1,556

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 27.43% (06/30/03)

Worst Quarter: -29.67% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Small Cap Growth Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (4/20/1992)
Return Before Taxes	24.14%	0.32%	0.42%	8.59%
Return After Taxes on Distributions	24.14%	0.02%	0.27%	6.97%
Return After Taxes on Distributions and Sale of Fund Shares	15.69%	0.25%	0.34%	6.82%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%	6.61%

* Index returns are shown from April 30, 1992.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Allianz Global Investors Capital LLC	Michael Corelli Eric Sartorius	Since 1999 Since 2001	Portfolio Manager Portfolio Manager

AQR Capital Management, LLC	Clifford Asness Jacques Friedman Ronen Israel Lars Nielsen	Since 1998 Since 1998 Since 1999 Since 2000	Managing and Founding Principal Principal, Head of Global Stock Selection Principal Principal

Janus Capital Management LLC	Chad Meade Brian A. Schaub Paul Berg Eileen Hoffmann Maneesh Modi Scott Stutzman Philip Cody Wheaton	Since 2001 Since 2000 Since 2004 Since 2004 Since 2008 Since 2007 Since 2001	Portfolio Manager/Co-Portfolio Manager Portfolio Manager/Co-Portfolio Manager Research Analyst Research Analyst Research Analyst Research Analyst Research Analyst

Los Angeles Capital Management and Equity Research, Inc.	Thomas D. Stevens Hal W. Reynolds David R. Borger Stuart K. Matsuda Christine M. Kugler	Since 2002 Since 2002 Since 2002 Since 2002 Since 2002	Chairman, Principal CIO, Principal Director of Research, Principal Director of Trading, Principal Director of Implementation, Principal

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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TAX-MANAGED SMALL CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Small Cap Fund — Class A Shares	$132	$412	$713	$1,568

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Tax-Managed Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $9.80 million and $9.60 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the sub-advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.54% (06/30/03)

Worst Quarter: -27.26% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed Small Cap Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (10/31/2000)
Return Before Taxes	24.07%	2.51%	5.11%	4.83%
Return After Taxes on Distributions	23.95%	2.02%	4.64%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	15.64%	2.09%	4.39%	4.14%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%	6.76%

* Index returns are shown from October 31, 2000.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Century Capital Management, LLC	Donald M. Bisson	Since 2008	Partner, Portfolio Manager

Lee Munder Capital Group, LLC	R. Todd Vingers Peter Zuger Donald Cleven	Since 2002 Since 2005 Since 2002	Portfolio Manager Portfolio Manager Portfolio Manager

Los Angeles Capital Management and Equity Research, Inc.	Thomas D. Stevens Hal W. Reynolds David R. Borger Stuart K. Matsuda Christine M. Kugler	Since 2002 Since 2002 Since 2002 Since 2002 Since 2002	Chairman, Principal CIO, Principal Director of Research, Principal Director of Trading, Principal Director of Implementation, Principal

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Parametric Portfolio Associates	David Stein Thomas Seto	Since 1996 Since 1998	Chief Investment Officer Director of Portfolio Management

Wellington Management Company, LLP	Steven C. Angeli	Since 1994	Senior Vice President and Equity Portfolio Manager

Wells Capital Management Inc.	Stuart O. Roberts Jerome C. Philpott, CFA	Since 1990 Since 1991	Senior Portfolio Manager, Montgomery Growth Equity Managing Director and Senior Portfolio Manager, Montgomery Growth Equity

William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 1996 Since 2005 Since 2006	Principal Principal Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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MID-CAP FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.05%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Mid-Cap Fund — Class A Shares	$107	$334	$579	$1,283

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 185% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $237.24 million and $22.07 billion as of December 31, 2010). The market capitalization range and the composition of the Russell Mid-Cap Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund utilizes multiple sub-advisers to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-advisers, in managing the Fund's assets, select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that securities of medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.52% (09/30/09)

Worst Quarter: -25.61% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Mid-Cap Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (2/16/1993)
Return Before Taxes	23.40%	2.46%	6.87%	9.51%
Return After Taxes on Distributions	23.20%	1.67%	5.87%	7.91%
Return After Taxes on Distributions and Sale of Fund Shares	15.19%	1.93%	5.66%	7.70%
Russell Mid-Cap Index Return (reflects no deduction for fees, expenses or taxes)	25.47%	4.66%	6.54%	10.58%

* Index returns are shown from February 28, 1993.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lee Munder Capital Group, LLC	R. Todd Vingers Peter Zuger Donald Cleven	Since 2002 Since 2005 Since 2002	Portfolio Manager Portfolio Manager Portfolio Manager

Quantitative Management Associates LLC	Margaret Stumpp Peter Xu Stacie L. Mintz Daniel Carlucci Devang Gambhirwala	Since 1987* Since 1997* Since 1992* Since 1984* Since 1986*	Chief Investment Officer Managing Director Principal Vice President Principal

Wells Capital Management Inc.	Stuart O. Roberts Jerome C. Philpott, CFA	Since 1990 Since 1991	Senior Portfolio Manager, Montgomery Growth Equity Managing Director and Senior Portfolio Manager, Montgomery Growth Equity

* Includes years of experience with Quantitative Management Associates LLC and its predecessors.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

SEI / PROSPECTUS

U.S. MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.29%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund — Class A Shares	$131	$409	$708	$1,556

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

SEI / PROSPECTUS

Principal Investment Strategies

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs and warrants.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The Fund is expected to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Hedged Strategies Risk — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap

SEI / PROSPECTUS

and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.54% (09/30/09)

Worst Quarter: -20.35% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Managed Volatility Fund — Class A	1 Year	5 Years	Since Inception* (10/28/2004)
Return Before Taxes	14.88%	3.13%	4.84%
Return After Taxes on Distributions	14.35%	2.58%	4.29%
Return After Taxes on Distributions and Sale of Fund Shares	9.65%	2.50%	3.98%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	4.56%

* Index returns are shown from October 31, 2004.

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Analytic Investors, LLC	Dennis Bein Harindra de Silva Ryan Brown	Since 1995 Since 1995 Since 2007	President & Portfolio Manager CIO & Portfolio Manager Portfolio Manager

Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

SEI / PROSPECTUS

GLOBAL MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad global equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.32%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Global Managed Volatility Fund — Class A Shares	$134	$418	$723	$1,590

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

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Principal Investment Strategies

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, and ETFs. The Fund also may use futures contracts and forwards.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. This approach is intended to manage the risk characteristics of the Fund. The Fund is expected to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the MSCI World Equity Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the sub-advisers believe would produce a less volatile return stream to the market. Each sub-adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund's currency exposure for foreign securities, the Fund may buy and sell futures or forward contracts on currencies for hedging purposes.

Principal Risks

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's passive positions in currencies, its investments may fluctuate in response to broader macroeconomic risks than if it invested only in equity securities.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

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Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Hedged Strategies Risk — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including derivative transactions. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 7.57% (09/30/09)

Worst Quarter: -15.33% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and the MSCI World Minimum Volatility Index, 100% Hedged to USD, which is a secondary index designed to serve as a transparent and relevant benchmark for managed volatility equity strategies across the developed market world. The index aims to reflect the performance characteristics of a minimum-variance or managed volatility equity strategy, focused on absolute return and volatility with the lowest absolute risk.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Global Managed Volatility Fund — Class A	1 Year	Since Inception* (7/27/2006)
Return Before Taxes	7.17%	-2.43%
Return After Taxes on Distributions	7.17%	-2.73%
Return After Taxes on Distributions and Sale of Fund Shares	4.66%	-2.15%
MSCI World Index, Hedged Return (reflects no deduction for fees, expenses or taxes)	10.46%	0.41%
MSCI World Minimum Volatility Index, 100% Hedged to USD Return (reflects no deduction for fees, expenses or taxes)	12.03%	2.58%

* Index returns are shown from July 31, 2006.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Acadian Asset Management LLC	Brendan Bradley Constantine Papageorgiou	Since 2004 Since 2006	Senior Vice President, Director, Managed Volatility Strategies Senior Vice President, Senior Portfolio Manager

Analytic Investors, LLC	Dennis Bein David Krider Harindra de Silva	Since 1995 Since 2005 Since 1995	CIO & Portfolio Manager Portfolio Manager President & Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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TAX-MANAGED MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Managed Volatility Fund — Class A Shares	$132	$412	$713	$1,568

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

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Principal Investment Strategies

The Tax-Managed Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, depositary receipts and ETFs. Although the Fund will be measured against the Russell 3000 Index, the Fund is expected to have significant sector and market capitalization deviations from the index given its focus on absolute risk as opposed to index relative risk. This could lead to significant performance deviations relative to the index over shorter-term periods.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, intends to achieve returns similar to those of the broad U.S. equity markets in a tax-efficient fashion, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. This will tend to lead the Fund's sub-advisers to construct portfolios with a low beta relative to the overall U.S. equity market. In addition, the sub-advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Hedged Strategies Risk — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap

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and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.10% (09/30/09)

Worst Quarter: -17.20% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed Managed Volatility Fund — Class A	1 Year	Since Inception* (12/20/2007)
Return Before Taxes	15.21%	0.78%
Return After Taxes on Distributions	14.67%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares	9.86%	0.54%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	16.93%	-2.01%

* Index returns are shown from December 31, 2007.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Analytic Investors, LLC	Dennis Bein Harindra de Silva Ryan Brown	Since 1995 Since 1995 Since 2007	CIO & Portfolio Manager President & Portfolio Manager Portfolio Manager

Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Parametric Portfolio Associates	Thomas Seto	Since 1998	Director of Portfolio Management

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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REAL ESTATE FUND

Fund Summary

Investment Goal

Total return, including current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	1.30%†

† Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Real Estate Fund — Class A Shares	$132	$412	$713	$1,568

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result

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in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, ETFs, convertible securities and preferred stocks of REITs and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that the securities of issuers in the real estate industry may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 34.14% (06/30/09)

Worst Quarter: -38.57% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Real Estate Fund — Class A	1 Year	5 Years	Since Inception* (11/13/2003)
Return Before Taxes	28.75%	1.39%	8.33%
Return After Taxes on Distributions	27.48%	-0.15%	6.73%
Return After Taxes on Distributions and Sale of Fund Shares	18.62%	0.47%	6.46%
Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)	29.12%	2.32%	8.44%

* Index returns are shown from November 30, 2003.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Security Capital Research & Management Incorporated	Anthony R. Manno, Jr. Kenneth D. Statz Kevin W. Bedell	Since 1994 Since 1995 Since 1996	CEO, President and Chief Investment Officer Managing Director Managing Director

Wellington Management Company, LLP	James P. Hoffmann	Since 1997	Senior Vice President and Global Industry Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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ENHANCED INCOME FUND

Fund Summary

Investment Goal

Capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.08%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Enhanced Income Fund — Class A Shares	$110	$343	$595	$1,317

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

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Principal Investment Strategies

The Enhanced Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund's sub-advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund's average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser, allocating the assets among multiple sub-advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month LIBOR.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may also invest in other financial instruments or use other investment techniques to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Principal Risks

Asset-backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

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Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.93% (06/30/09)

Worst Quarter: -19.59% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Enhanced Income Fund — Class A	1 Year	Since Inception* (7/27/2006)
Return Before Taxes	5.27%	-2.49%
Return After Taxes on Distributions	4.43%	-3.83%
Return After Taxes on Distributions and Sale of Fund Shares	3.42%	-2.83%
BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index Return (reflects no deduction for fees, expenses or taxes)	0.33%	2.95%

* Index returns are shown from July 31, 2006.

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Ares Management LLC	Seth Brufsky Americo Cascella John Leupp	Since 1998 Since 1998 Since 2003	Portfolio Manager Portfolio Manager Portfolio Manager

Wellington Management Company, LLP	Timothy E. Smith	Since 1992	Senior Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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CORE FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses	0.86%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Core Fixed Income Fund — Class A Shares	$88	$274	$477	$1,061

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 283% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The sub-advisers may also engage in currency transactions using futures and foreign currency forward contracts either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital U.S. Aggregate Bond Index. The dollar-weighted average duration of the Barclays Capital U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2010 it was 4.98 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

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Principal Risks

Asset-backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may

SEI / PROSPECTUS

be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 8.12% (09/30/09)

Worst Quarter: -3.23% (09/30/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Core Fixed Income Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (5/1/1987)
Return Before Taxes	11.01%	5.85%	5.73%	6.86%
Return After Taxes on Distributions	9.50%	4.07%	3.83%	4.53%
Return After Taxes on Distributions and Sale of Fund Shares	7.13%	3.93%	3.77%	4.49%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	7.35%

* Index returns are shown from May 31, 1987.

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Jennison Associates LLC	Thomas G. Wolfe Jonathan R. Longley Erik S. Brown Richard A. Klemmer Itai Lourie	Since 1999 Since 1982 Since 1989 Since 1982 Since 1996	Managing Director Managing Director Managing Director Managing Director Managing Director

J.P. Morgan Investment Management Inc.	Douglas Swanson	Since 1983	Managing Director, Lead Portfolio Manager

Metropolitan West Asset Management LLC	Tad Rivelle Laird Landmann Stephen Kane Jamie Farnham Gino Nucci Bryan Whalen Mitch Flack	Since 1996 Since 1996 Since 1996 Since 2002 Since 2004 Since 2004 Since 2001	Chief Investment Officer, Generalist
Portfolio Manager, Group Managing
Director
Generalist Portfolio Manager, Group
Managing Director
Generalist Portfolio Manager, Group
Managing Director
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager

Wells Capital Management Inc.	Tom O'Connor Troy Ludgood	Since 2000 Since 2004	Managing Director, Senior Portfolio Manager and Co-Head Managing Director, Senior Portfolio Manager and Co-Head

Western Asset Management Company	Stephen A. Walsh S. Kenneth Leech Carl L. Eichstaedt Mark S. Lindbloom Michael C. Buchanan Keith J. Gardner	Since 1991 Since 1990 Since 1994 Since 2005 Since 2005 Since 1994	Chief Investment Officer, Portfolio
Manager
Chief Investment Officer Emeritus,
Portfolio Manager
Portfolio Manager
Portfolio Manager
Head of Credit, Portfolio Manager
Head of Developing Markets, Portfolio
Manager

Western Asset Management Company Limited	Stephen A. Walsh S. Kenneth Leech	Since 1991 Since 1990	Chief Investment Officer, Portfolio Manager Chief Investment Officer Emeritus, Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

SEI / PROSPECTUS

U.S. FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	0.59%
Total Annual Fund Operating Expenses	0.87%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Fixed Income Fund — Class A Shares	$89	$278	$482	$1,073

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 299% of the average value of its portfolio.

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the U.S. Fixed Income Fund will invest at least 80% of its net assets in investment grade U.S. fixed income securities. The Fund will invest primarily in U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

While each sub-adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2010 it was 4.98 years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

Principal Risks

Asset-backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

SEI / PROSPECTUS

Derivatives Risk — The Fund's use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 3.48% (06/30/10)

Worst Quarter: -0.94% (12/31/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Fixed Income Fund — Class A	1 Year	Since Inception* (7/2/2009)
Return Before Taxes	7.52%	7.90%
Return After Taxes on Distributions	5.19%	5.82%
Return After Taxes on Distributions and Sale of Fund Shares	4.97%	5.56%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	6.27%

* Index returns are shown from July 31, 2009.

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Jennison Associates LLC	Thomas G. Wolfe Jonathan R. Longley Erik S. Brown Richard A. Klemmer Itai Lourie	Since 1999 Since 1982 Since 1989 Since 1982 Since 1996	Managing Director Managing Director Managing Director Managing Director Managing Director

J.P. Morgan Investment Management Inc.	Douglas Swanson	Since 1983	Managing Director, Lead Portfolio Manager

Metropolitan West Asset Management LLC	Tad Rivelle Laird Landmann Stephen Kane Jamie Farnham Gino Nucci Bryan Whalen Mitch Flack	Since 1996 Since 1996 Since 1996 Since 2002 Since 2004 Since 2004 Since 2001	Chief Investment Officer, Generalist
Portfolio Manager, Group Managing
Director
Generalist Portfolio Manager, Group
Managing Director
Generalist Portfolio Manager, Group
Managing Director
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager

Wells Capital Management Inc.	Tom O'Connor Troy Ludgood	Since 2000 Since 2004	Managing Director, Senior Portfolio Manager and Co-Head Managing Director, Senior Portfolio Manager and Co-Head

Western Asset Management Company	Stephen A. Walsh S. Kenneth Leech Carl L. Eichstaedt Mark S. Lindbloom Michael C. Buchanan Keith J. Gardner	Since 1991 Since 1990 Since 1994 Since 2005 Since 2005 Since 1994	Chief Investment Officer, Portfolio
Manager
Chief Investment Officer Emeritus,
Portfolio Manager
Portfolio Manager
Portfolio Manager
Head of Credit, Portfolio Manager
Head of Developing Markets, Portfolio
Manager

Western Asset Management Company Limited	Stephen A. Walsh S. Kenneth Leech	Since 1991 Since 1990	Chief Investment Officer, Portfolio Manager Chief Investment Officer Emeritus, Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

SEI / PROSPECTUS

HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	0.66%
Total Annual Fund Operating Expenses	1.15%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
High Yield Bond Fund — Class A Shares	$117	$365	$633	$1,398

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. In managing the Fund's assets, the sub-advisers and, to the extent applicable, SIMC, select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

Principal Risks

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower of the loan and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Convertible and Preferred Securities — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

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Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Investment Style Risk — The risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.11% (06/30/09)

Worst Quarter: -21.94% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund — Class A	1 Year	5 Years	10 Years	Since Inception (1/11/1995)
Return Before Taxes	17.42%	7.14%	7.90%	7.55%
Return After Taxes on Distributions	13.83%	3.66%	4.52%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	11.17%	3.94%	4.66%	4.16%
BofA Merrill Lynch U.S. High Yield Master II Constrained Index Return (reflects no deduction for fees, expenses or taxes)	15.07%	8.83%	8.75%	N/A†

† The BofA Merrill Lynch U.S. High Yield Master II Constrained Index Return for the Since Inception period is not provided since returns for the index are not available prior to 1996.

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Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Adviser	Portfolio Manager	Experience with Adviser	Title with Adviser
SEI Investments Management Corporation	David S. Aniloff	Since 2000	Vice President, Senior Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Ares Management LLC	Seth Brufsky Americo Cascella John Leupp	Since 1998 Since 1998 Since 2003	Portfolio Manager Portfolio Manager Portfolio Manager

Brigade Capital Management LLC	Donald E. Morgan, III	Since 2006	Manager Partner

Delaware Management Company	Kevin P. Loome	Since 2007	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Guggenheim Investment Management, LLC	Todd Boehly Patrick Mitchell	Since 2001 Since 2009	Managing Partner Sr. Managing Director

J.P. Morgan Investment Management Inc.	Robert Cook Thomas Hauser	Since 2004 Since 2004	Managing Director Managing Director

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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REAL RETURN FUND

Fund Summary

Investment Goal

Total return exceeding the rate of inflation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.22%
Distribution (12b-1) Fees	None
Other Expenses	0.64%
Total Annual Fund Operating Expenses	0.86%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Real Return Fund — Class A Shares	$88	$274	$477	$1,061

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

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Principal Investment Strategies

The Real Return Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Securities index swaps are used to manage the inflation adjusted return of the Fund.

The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies.

Principal Risks

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund's use of futures, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value

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and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Issuer Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.16% (06/30/10)

Worst Quarter: 0.55% (12/31/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Real Return Fund — Class A	1 Year	Since Inception* (7/2/2009)
Return Before Taxes	3.50%	5.15%
Return After Taxes on Distributions	2.79%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	2.27%	3.93%
Barclays Capital 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	3.86%	5.84%

* Index returns are shown from July 31, 2009.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Wellington Management Company, LLP	Lindsay Thrift Politi	Since 2000	Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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MULTI-STRATEGY ALTERNATIVE FUND

Fund Summary

Investment Goal

The Fund allocates its assets among a variety of investment strategies to seek to generate an absolute return with reduced correlation to the stock and bond markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.25%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	1.50%
Distribution (12b-1) Fees	None
Other Expenses	0.69	%*
Acquired Funds Fees and Expenses (AFFE)	0.74	%†
Total Annual Fund Operating Expenses	2.93%

* Other expenses are based on estimated amounts for the current fiscal year.

† Because the Fund is expected to incur AFFE during the current fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds. AFFE is based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Multi-Strategy Alternative Fund — Class A Shares	$296	$907

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From March 31, 2010 to September 30, 2010, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a strategy intended to generate an absolute (i.e., positive) return in various market cycles with reduced correlation to the stock and bond markets. The Fund allocates its assets among a variety of investment strategies through the use of (i) affiliated and unaffiliated funds, including open-end funds, closed-end funds and exchange traded funds (Underlying Funds) and/or (ii) one or more investment sub-advisers. The Underlying Funds or sub-advisers that are employed may apply any of a variety of investment strategies, which may include (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; and (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, pairs trading and equity market neutral.

The Fund will allocate its assets among Underlying Funds and/or sub-advisers based on SEI Investments Management Corporation's (SIMC) analysis of the investment strategy, historical performance and the potential for each strategy to perform independently of each other. By allocating its assets in this manner, the Fund will seek to reduce risk, lower volatility and achieve positive returns in various market cycles. Allocation of assets to any one Underlying Fund, sub-adviser or strategy will vary based on market conditions. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. Underlying Funds and sub-advisers may invest in a broad range of asset classes, securities and other investments to achieve their designated investment strategies, which may include U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities of any duration or maturity issued by corporations or governments, commodities, currencies, derivatives, warrants, depositary receipts, exchange traded notes, equity options, futures, options on futures and swap agreements. In addition, the Fund may invest in cash, money market instruments and other short-term obligations to achieve its investment goal.

If the Fund allocates assets to one or more sub-advisers, it will do so employing SIMC's "manager-of-managers" model, and such sub-advisers will manage portions of the Fund's portfolio under the general supervision of SIMC. As of the date of this prospectus, the Fund's assets have not been allocated to a sub-adviser(s). The Fund is intended to be only one component of an investor's broader investment program and is not designed to be a complete investment program. Investors who seek to add an alternative component to their overall investment program may wish to allocate a portion of their investment to the Fund.

Principal Risks

While the Fund seeks to achieve an absolute return with reduced correlation to stock and bond markets, it may not achieve positive returns over short or long term periods. Investment strategies that have

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historically been non-correlated or have demonstrated low correlations to one another or to stock and bond markets may become correlated at certain times and, as a result, may cease to function as anticipated over either short or long term periods.

The success of the Fund's investment strategy depends both on SIMC's selection of the Underlying Funds and sub-advisers and allocating assets to such Underlying Funds and sub-advisers. SIMC, an Underlying Fund or a sub-adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund's assets to the Underlying Funds and sub-advisers may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Fund, Underlying Funds and sub-advisers may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to achieve their designated investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an Underlying Fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each Underlying Fund.

Arbitrage Strategies Risk — Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Commodity-linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates,

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intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures, options, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Directional or Tactical Strategies Risk — Directional or tactical strategies usually use long and short positions which entail prediction on the direction into which the overall market is going to move. Directional or tactical strategies may utilize leverage and hedging. Risk of loss may be significant if the Fund's judgment is incorrect as to the direction, timing or extent of expected market moves.

Distressed Securities Risk — Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Event-Driven Strategies Risk — Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event in the life of a company will occur and the impact such an event will have on the value of the company's securities. The transaction in which such a company is involved may either be unsuccessful, take considerable time or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company's security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Exchange-Traded Notes (ETNs) — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk — Due to their investment strategies, the Fund and the Underlying Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Short Sales — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

The Fund commenced operations on March 31, 2010. Because the Fund did not have a full calendar year of performance as of December 31, 2010, performance results have not been provided.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Adviser	Portfolio Manager	Experience with Adviser	Title with Adviser
SEI Investments Management Corporation	Theodore W. Kokas	Since 2010	Vice President, Managing Director of the Alternative Investments Team

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please see the "Summary of Other Information About the Funds" section on page 95 of this prospectus.

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SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS

Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your own tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds' shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers), who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond and Real Return Funds' assets in a manner that it believes will help the Funds achieve their investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions; however, each Fund may also invest in other securities, use other strategies and engage in other investment practices.

These investments and strategies, as well as those described in this prospectus, are described in more detail in the Funds' Statement of Additional Information (SAI).

During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund, except the S&P 500 Index Fund, may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, for temporary defensive purposes, the Small Cap, Small Cap Growth, Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds may invest all or a portion of their assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

The S&P 500 Index Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the

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markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

ADR Risk — The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap and S&P 500 Index Funds may invest in ADRs. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Arbitrage Strategies — The Multi-Strategy Alternative Fund may engage in arbitrage strategies. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may use a variety of arbitrage strategies in pursuing its investment strategy. The underlying relationships among securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses. The expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss, should the transaction be unexpectedly terminated. The expected timing of each transaction is also extremely important since the length of time that the Fund's capital must be committed to any given transaction will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. Therefore, unanticipated delays in timing could cause the Fund to lose money or not achieve the desired rate of return. Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its shareholders.

Asset-Backed Securities — The Enhanced Income, Core Fixed Income, U.S. Fixed Income and Multi-Strategy Alternative Funds may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds' recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Funds may suffer a loss if they cannot sell collateral quickly and receive the amount they are owed.

Bank Loans — The Enhanced Income, Core Fixed Income and High Yield Bond Funds may invest in bank loans. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower

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with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds' ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below Investment Grade Securities (Junk Bonds) — The Enhanced Income, Core Fixed Income, High Yield Bond and Multi-Strategy Alternative Funds may invest in below investment grade securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Commodity-Linked Securities — The Multi-Strategy Alternative Fund may invest in Commodity-Linked Securities. Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equities will not necessarily reflect changes in the price of commodities. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. In fact, commodity-related equities may actually have a higher correlation to movement in equities than the commodity market.

Convertible and Preferred Securities — Certain Funds may invest in convertible and preferred securities, which have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities — The Enhanced Income, Core Fixed Income, U.S. Fixed Income, Real Return, High Yield Bond and Multi-Strategy Alternative Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — The Funds are subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the

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issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities, as described in the "Below Investment Grade Securities (Junk Bond)" paragraph above.

Currency — The Enhanced Income, Core Fixed Income and Multi-Strategy Alternative Funds take active positions in currencies, and the Global Managed Volatility Fund takes passive positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investment in currencies may subject the Global Managed Volatility Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Derivatives — The Enhanced Income, Core Fixed Income, U.S. Fixed Income, Real Return and Multi-Strategy Alternative Funds may invest in derivatives. Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. Futures Risk, Options Risk, Forward Contracts Risk and Swap Agreements Risk are each discussed below in further detail.

Directional or Tactical Strategies — The Multi-Strategy Alternative Fund will use directional or tactical strategies. Directional or tactical strategies usually use long and short positions which entail prediction on the direction into which the overall market is going to move. The Fund gains when the prices of instruments in which the Fund takes long positions rises and when the prices of instruments in which the Fund takes short positions declines. Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest-rate risk. Strategies may also involve leverage and hedging through the use of ETFs or various derivatives, such as futures, credit default swaps or total return swaps or other financings in order to enhance the total return. Risk of loss may be significant if the Fund's judgment is incorrect as to the direction, timing or extent of expected market moves.

Distressed Securities — Distressed securities are debt securities or other securities or assets of companies or other assets experiencing financial distress, including bankruptcy. Distressed securities frequently do not produce income while they are outstanding and may require the Multi-Strategy Alternative or High Yield Bond Funds to bear certain extraordinary expenses in order to protect and

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recover its investment. Distressed securities are at high risk for default. If a distressed issuer defaults, the Fund may experience legal difficulties and negotiations with creditors and other claimants. The Fund may recover none or only a small percentage of its investment or have a time lag between when an investment is made and when the value of the investment is realized. Distressed securities may be illiquid.

Equity Market — Because the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Multi-Strategy Alternative Funds will significantly invest in equity securities, those Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Event-Driven Strategies — The Multi-Strategy Alternative Fund may engage in event-driven strategies. Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event, such as a merger, acquisition, bankruptcy, reorganization, spin-offs or other catastrophic event in the life of a company will occur and the impact such an event will have on the value of the company's securities. Such strategies are often not correlated with the performance of the market. The transaction in which such a company is involved may either be unsuccessful, take considerable time or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company's security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss. Risk of default as to debt securities and bankruptcy or insolvency with respect to equity securities, can result in the loss of the entire investment in such companies.

Exchange-Traded Notes (ETNs) — The Multi-Strategy Alternative Fund may invest in ETNs. ETNs are unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. Unlike regular bonds, there are no periodic interest payments, and principal is not protected. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN is subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer's credit quality or a downgrade in the issuer's credit rating. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index and the credit rating of the ETN issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Market — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign

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securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets — The Global Managed Volatility, Enhanced Income, Core Fixed Income, Real Return and Multi-Strategy Alternative Funds may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds' investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries or developing countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Developed countries are countries with overall high levels of economic prosperity. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Contracts Risk — Certain Funds may invest in forward contracts for speculative or hedging purposes. A forward contracts involves a negotiated obligation to purchase or sell a specific security at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Forwards are also subject to credit risk, liquidity and leverage risk, each of which is further described elsewhere in this section.

Futures Risk — Certain Funds may use futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

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Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser and sub-adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Hedged Strategies — The U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies. The investment strategies employed by the Funds that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Funds' price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Index Tracking — The S&P 500 Index Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. The Fund is subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The sub-adviser purchases only a representative portion of the securities in the S&P 500 Index, and therefore, the performance of the Fund's portfolio of securities may not match that of the S&P 500 Index. Depending on the sub-adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

Inflation Protected Security Risk — The Real Return Fund may invest in inflation protected securities, including Treasury Inflation Protected Securities (TIPS), the value of which generally will fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increase when real interest rates fall. In addition,

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the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Interest Rate — Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. Government Securities, in which the Funds invest, while a fall in interest rates typically causes a rise in values in such securities.

Investment Company — The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Multi-Strategy Alternative Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When a Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of its underlying investments and lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity — Each Fund is subject to liquidity risk, which exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Mortgage-Backed Securities — The Enhanced Income, Core Fixed Income, U.S. Fixed Income, Real Return and Multi-Strategy Alternative Funds may invest in mortgage-backed securities. Mortgage-backed

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securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds' mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities in which the Funds invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share price.

Options Risk — Certain Funds may purchase and write put and call options and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. Risks associated with options transactions include: (i) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (ii) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Investments in options are also subject to leverage risk, liquidity risk, which is further described above.

Real Estate Industry — The Real Estate Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs or REOCs. Risk associated with investment in REITs is further discussed below.

REITs — The S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap and Real Estate Funds may invest in REITs. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs. A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their

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ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

Short Sales — The Large Cap, Tax-Managed Large Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Multi-Strategy Alternative Funds may engage in short sales transactions. Short sales are transactions in which the Funds sell a security they do not own. To complete a short sale, the Funds must borrow the security to deliver to the buyer. The Funds are then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Funds and the Funds will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Funds replace the borrowed security. The Funds' investment strategies of reinvesting proceeds received from selling securities short may effectively create leverage, which is discussed above.

Small-Capitalization Company — The smaller capitalization companies in which certain Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Swap Agreements Risks — The Enhanced Income, Core Fixed Income, U.S. Fixed Income, Real Return and Multi-Strategy Alternative Funds may use swaps, which are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or

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entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

U.S. Government Securities Risk — The Enhanced Income, Core Fixed Income, U.S. Fixed Income, Real Return and Multi-Strategy Alternative Funds may invest in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources and, therefore, such obligations are not backed by the full faith and credit of the United States government.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

In managing the Funds, except the S&P 500 Index Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a

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detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES

The following information describes the various indices referred to in the Performance Information sections of this Prospectus.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

The S&P 500 Index is a widely recognized, market capitalization-weighted (number of shares outstanding multiplied by stock price) index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

The Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

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The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

The MSCI World Index, Hedged is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The Morgan Stanley MSCI World Index, Hedged consists of approximately 23 developed market countries.

The MSCI World Minimum Volatility Index, 100% Hedged to USD is designed to serve as a transparent and relevant benchmark for managed volatility equity strategies across the developed market world. The index aims to reflect the performance characteristics of a minimum-variance or managed volatility equity strategy, focused on absolute return and volatility with the lowest absolute risk.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs. The index is capitalization-weighted.

The BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The Merrill Lynch U.S. High Yield Master II Constrained Index reflects the reinvestment of dividends.

The Barclays Capital 1-5 Year U.S. TIPS Index represents an unmanaged market index composed of all U.S. Treasury inflation-linked indexed securities with maturities of 1 to 5 years.

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INVESTMENT ADVISER AND SUB-ADVISERS

SIMC, in addition to the other sub-advisers and portfolio managers listed below, acts as adviser and portfolio manager for a portion of the following Funds' assets.

HIGH YIELD BOND FUND:

SIMC serves as the adviser to the High Yield Bond Fund. David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the assets in the High Yield Bond Fund in a manner that SIMC believes will help the High Yield Bond Fund achieve its investment goals. Mr. Aniloff joined SIMC in 2000 and currently serves as a senior portfolio manager on the Global High Yield Team. Mr. Aniloff was also a key developer of SIMC's structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC's proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC's suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Mr. Aniloff has held his current position with SIMC for more than 5 years.

MULTI-STRATEGY ALTERNATIVE FUND:

SIMC serves as the investment adviser to the Multi-Strategy Alternative Fund. Theodore W. Kokas may, to a limited extent, directly manage a portion of the assets in the Fund in a manner that he believes will help the Fund achieve its investment goals. Mr. Kokas joined SIMC in 2008 and currently serves as Managing Director of the Alternative Investments Team. Prior to joining SIMC, Mr. Kokas served in a similar capacity with Attalus Capital from 2007 to 2008. Mr. Kokas was a senior portfolio manager with Rubicon Quantitative Fund Management from 2005 to 2007.

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC serves as the investment adviser to the Funds. SIMC makes investment decisions for the High Yield Bond and Multi-Strategy Alternative Funds and continuously reviews, supervises and administers each Fund's investment program. As of November 30, 2010, SIMC had approximately $90.2 billion in

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assets under management. For the fiscal year ended September 30, 2010, SIMC received investment advisory fees, as a percentage of each Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.39%	0.36%
Large Cap Value Fund	0.35%	0.29%
Large Cap Growth Fund	0.40%	0.35%
Tax-Managed Large Cap Fund	0.40%	0.33%
S&P 500 Index Fund	0.03%	0.03%
Small Cap Fund	0.65%	0.60%
Small Cap Value Fund	0.65%	0.63%
Small Cap Growth Fund	0.65%	0.61%
Tax-Managed Small Cap Fund	0.65%	0.54%
Mid-Cap Fund	0.40%	0.40%
U.S. Managed Volatility Fund	0.65%	0.39%
Global Managed Volatility Fund	0.65%	0.45%
Tax-Managed Managed Volatility Fund	0.65%	0.38%
Real Estate Fund	0.65%	0.63%
Enhanced Income Fund	0.40%	0.18%
Core Fixed Income Fund	0.275%	0.25%
U.S. Fixed Income Fund	0.275%	0.25%
High Yield Bond Fund	0.4875%	0.45%
Real Return Fund	0.22%	0.12%
Multi-Strategy Alternative Fund*	1.50%	0.07%

* Commenced operations on March 31, 2010.

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period October 1, 2009 through September 30, 2010.

Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor are limited to the Funds' direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses

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(AFFE). In addition, some Funds may participate in a commission recapture program where the Funds' trades may be executed through the Funds' distributor, and a portion of the commissions paid on those trades are then used to pay the Funds' expenses. The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' actual total annual fund operating expenses for the most recent fiscal year were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and after commission recapture, if applicable)*
Large Cap Fund	1.03%	0.90%	0.89%	0.89%
Large Cap Value Fund	1.00%	0.90%	0.89%	0.89%
Large Cap Growth Fund	1.04%	0.90%	0.89%	0.89%
Tax-Managed Large Cap Fund	1.04%	0.89%	0.89%	0.89%
S&P 500 Index Fund	0.55%	0.44%	0.43%	0.43%
Small Cap Fund	1.30%	1.15%	1.14%	1.14%
Small Cap Value Fund	1.29%	1.15%	1.15%	1.14%
Small Cap Growth Fund	1.29%	1.11%	1.11%	1.11%
Tax-Managed Small Cap Fund	1.30%	1.14%	1.13%	1.11%
Mid-Cap Fund	1.05%	1.05%	1.04%	1.02%
U.S. Managed Volatility Fund	1.29%	1.00%	1.00%	1.00%
Global Managed Volatility Fund	1.32%	1.12%	1.11%	1.11%
Tax-Managed Managed Volatility Fund	1.30%	1.01%	1.00%	1.00%
Real Estate Fund	1.30%	1.16%	1.15%	1.14%
Enhanced Income Fund	1.08%	0.61%	0.60%	0.60%
Core Fixed Income Fund	0.86%	0.68%	0.67%	0.67%
U.S. Fixed Income Fund	0.87%	0.67%	0.66%	0.66%
High Yield Bond Fund	1.15%	0.90%	0.89%	0.89%
Real Return Fund	0.86%	0.45%	0.45%	0.45%
Multi-Strategy Alternative Fund***	2.93%	1.24%	0.50%	0.50%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

*** Commenced operations on March 31, 2010.

Sub-Advisers and Portfolio Managers

LARGE CAP FUND:

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he

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founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Large Cap Fund.

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a sub-adviser to the Large Cap Fund. Kenneth M. Stuzin, CFA, is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 in various capacities, most recently as a principal and executive vice president. He is responsible for large-cap growth, small/mid-cap growth, all-cap growth and global growth portfolios. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993, most recently as a principal and portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998, most recently as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 2004, most recently as a portfolio manager.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 17th Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Fund. The portfolio managers of the Large Cap Fund's assets allocated to LMCM are Mary Chris Gay (Value Equity) and Robert Hagstrom, CFA (Growth Equity). Ms. Gay and Mr. Hagstrom are responsible for the day-to-day management and investment decisions made with respect to the Large Cap Fund. Ms. Gay manages the Value Equity portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM's Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for more than the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for more than the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to LSV. An affiliate of SIMC owns an

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interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher, and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Large Cap Fund. QMA typically follows a team approach in the management of its portfolios. The members of QMA's portfolio management team with primary responsibility for managing the portion of the Large Cap Fund's assets allocated to QMA are listed below. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Mitchell B. Stern, Ph.D., and Devang Gambhirwala. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the Large Cap Fund. She also oversees all portfolio management activities for QMA. Ms. Stumpp is extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA's predecessor in 1987. Mr. Xu, QMA's Managing Director, is responsible for the portfolio management and investment research for the Large Cap Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Mr. Xu joined QMA's predecessor in 1997. Mr. Stern, a Principal, is responsible for the portfolio management and investment research for the Large Cap Fund. He is also responsible for research, development, and management of structured products, tax-managed separate accounts and long-short strategies of QMA. Mr. Stern joined QMA's predecessor in 1997. He also has twelve years of experience as a consultant to portfolio managers and hedge funds on quantitative investment strategies. Mr. Gambhirwala, a Principal, is responsible for portfolio management of the Large Cap Fund. He is also responsible for overseeing QMA's quantitative core long-short and large-cap equity portfolios, and for the management of structured products. Mr. Gambhirwala joined QMA's predecessor in 1986.

WestEnd Advisors LLC: WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a sub-adviser to the Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

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LARGE CAP VALUE FUND:

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Large Cap Value Fund.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Value Fund's assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009 and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management. Dr. Banner, previously INTECH's Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to Lazard. The team consists of Andrew Lacey, Deputy Chairman and Portfolio Manager/Analyst, J. Richard Tutino, CFA, Managing Director and Portfolio Manager/Analyst, Ronald Temple, Managing Director and Portfolio Manager/Analyst, Nicholas Sordoni, CFA, Senior Vice President and Portfolio Manager/Analyst. Mr. Lacey joined Lazard in 1996 as a portfolio manager and is responsible for oversight of U.S. and Global strategies and is a member of the portfolio management team. He also is a Portfolio Manager/Analyst on various Lazard U.S. Equity and Global Equity teams. Mr. Tutino joined Lazard in 1997 as a Portfolio Manager/Analyst for U.S. large cap equities. Mr. Temple joined Lazard in 2001 as a Portfolio Manager/Analyst on various Lazard U.S. Equity teams. He is also Co-Director of Research for Lazard's Global Research Platform and has primary research coverage of the Financials sector. Mr. Sordoni joined Lazard in 2002 as a Portfolio Manager/Analyst on the U.S. Equity Value team.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Value Fund's assets allocated to LSV. An affiliate of

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SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

LARGE CAP GROWTH FUND:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a sub-adviser to the Large Cap Growth Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Growth Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 in various capacities, most recently as a principal and executive vice president. He is responsible for large-cap growth, smid-cap growth all-cap growth, and global growth portfolios. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993, most recently as a principal and portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998, most recently as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 2004, most recently as a portfolio manager.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Growth Fund's assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009 and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management. Dr. Banner, previously INTECH's Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 17th Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Growth Fund. The portfolio manager of the Large Cap Growth Fund's assets allocated to LMCM is Robert Hagstrom, CFA. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries

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since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for more than the last five years.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Growth Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Growth Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

TAX-MANAGED LARGE CAP FUND:

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Tax-Managed Large Cap Fund.

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a Sub-Adviser to the Tax-Managed Large Cap Growth Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Tax-Managed Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 in various capacities, most recently as a principal and executive vice president. He is responsible for large-cap growth, small/mid-cap growth, all-cap growth and global growth portfolios. Christopher J.

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Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993, most recently as a principal and portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998, most recently as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 2004, most recently as a portfolio manager.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 17th Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Tax-Managed Large Cap Fund. The portfolio managers of the Tax-Managed Large Cap Fund's assets allocated to LMCM are Mary Chris Gay (Value Equity) and Robert Hagstrom, CFA (Growth Equity). Ms. Gay is responsible for the day-to-day management and investment decisions made with respect to the Tax-Managed Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM's Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for more than the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for more than the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Tax-Managed Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Tax-Managed Large Cap Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric, led by David Stein, Managing Director and

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Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investments professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the Tax-Managed Large Cap Fund. She also oversees all portfolio management activities of QMA. Ms. Stumpp is extensively involved with quantitative research in asset allocation, security selection and portfolio construction. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, research and product development for the Tax-Managed Large Cap Fund. Mr. Gambhirwala, a Principal at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. He is also responsible for overseeing QMA's quantitative core long-short and large-cap equity portfolios, and for the management of structured products. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Tax-Managed Large Cap Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern, Mr. Gambhirwala and Ms. Mintz were employed by QMA's predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997, 1986 and 1992, respectively.

S&P 500 INDEX FUND:

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the sub-adviser to the S&P 500 Index Fund. The S&P 500 Index Fund is managed by the Global Structured Products Group. Portfolio Managers Kristin Carcio and Karl Schneider, principals of SSgA FM, are members of SSgA FM's Global Structured Products Group and have day-to-day management responsibility of the S&P 500 Index Fund. Ms. Carcio joined the firm in 2007. Prior to joining SSgA, Kristin worked in the fixed income research group at Loomis, Sayles & Co., where she was responsible for the analysis of ABS and CMBS. Mr. Schneider joined the firm in 1996. He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

SMALL CAP FUND:

Allianz Global Investors Capital LLC: Allianz Global Investors Capital, LLC ("AGI Capital"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Fund. Michael Corelli and Eric Sartorius, CFA manage the portion of the Small Cap Fund's assets allocated to AGI Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Fund. Mr. Corelli, Managing Director, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 1999 as a senior analyst and

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became a lead portfolio manager in 2003. Mr. Sartorius, Senior Vice President, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 2001 as a senior research analyst and became a portfolio manager in 2008.

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Integrity Asset Management, LLC: Integrity Asset Management, LLC (Integrity), located at 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Integrity. This team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, Mirsat Nikovic, CFA, J. Bryan Tinsley, CFA and William H. McNett, CFA. With the exception of Mr. Nikovic, who joined the team in 2007, each of the team members has been with Integrity for seven years and is currently responsible for participating in security selection for the Small Cap Fund. Mr. Nikovic was previously employed as a Senior Equity Analyst/Trader with Warrington Partners.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. ("LA Capital"), located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California, 90025, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to LA Capital. This team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda, and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (Robeco), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Robeco. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, Portfolio Manager, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Messrs. Shuster and Weiss joined Robeco in 1999 to head up the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own small cap value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman and Mr. Lee both joined the firm in 1998 as research analysts specializing in financial services. Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro

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joined the firm in 2005 and had previously spent three years as a research associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Small Cap Fund. Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the portion of the Small Cap Fund's assets allocated to Wellington Management since inception. Mr. Rome joined Wellington Management as an investment professional in 1994.

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

SMALL CAP VALUE FUND:

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a sub-adviser to the Small Cap Value Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. serve as portfolio managers of the portion of the Small Cap Value Fund's assets allocated to Artisan and are responsible for researching investment opportunities and the securities selection process. Messrs. Satterwhite, Kieffer and Sertl are Managing Directors of Artisan. Messrs. Satterwhite and Kieffer have co-managed Artisan's Small-Cap Value Strategy for over 5 years. They both joined Artisan in 1997. Mr. Sertl became co-manager of the portion of the Small Cap Value Fund's assets allocated to Artisan in May 2006. Prior to that time, Mr. Sertl was an analyst working with Mr. Satterwhite and Mr. Kieffer on Artisan's small-cap value strategy, including the Small Cap Value Fund. Mr. Sertl joined Artisan in 2000.

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, a Portfolio Manager, who oversees the entire Value Team at LMCG and is responsible for researching within the small cap value universe. Mr. Vingers joined LMCG in 2003 as a small cap value portfolio manager and has over 19 years of investment experience. Prior to joining LMCG, he was with American Century as a Portfolio Manager.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Small Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Small Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

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Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. He has been the Director of Research since January 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (Robeco), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to Robeco. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, Portfolio Manager, are responsible for all investment decisions regarding the Small Cap Value Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Messrs. Shuster and Weiss joined Robeco in 1999 to head up the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own small cap value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman and Mr. Lee both joined the firm in 1998 as research analysts specializing in financial services. Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a research associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Small Cap Value Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst of Wellington Management, serves as the portfolio manager for the portion of the Small Cap Value Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Value Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

SMALL CAP GROWTH FUND:

Allianz Global Investors Capital LLC: Allianz Global Investors Capital, LLC (AGI Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Growth Fund. Michael Corelli and Eric Sartorius, CFA manage the portion of the Small Cap Growth Fund's assets allocated to AGI Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Growth Fund. Mr. Corelli, Managing Director, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 1999 as a senior analyst and became a lead portfolio manager in 2003. Mr. Sartorius, Senior Vice President,

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joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 2001 as a senior research analyst and became a portfolio manager in 2008.

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Growth Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Growth Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a sub-adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund's assets allocated to Janus is managed by a team of investment professionals headed by Chad Meade and Brian A. Schaub, whose roles are to oversee portfolio construction. Mr. Meade and Mr. Schaub serve as Team Leaders for Institutional Small Cap Growth portfolios and have been Portfolio Managers and Executive Vice Presidents of the Janus Triton Fund since July 2006 and the Janus Venture Fund (closed to new investors) since July 2010. Other members of the team include Paul Berg, Eileen Hoffmann, Maneesh Modi, Scott Stutzman and Philip Cody Wheaton. Mr. Berg has been a Research Analyst at Janus since April 2004. Prior to joining Janus, Mr. Berg was a portfolio manager and senior equity analyst at Strong Capital Management. Ms. Hoffmann has been a Research Analyst at Janus since October 2004. Before joining Janus, Ms. Hoffman was a Vice President and Co-Portfolio Manager at Cordillera Asset Management. Mr. Modi has been a Research Analyst at Janus since May 2008. Prior to joining Janus, Mr. Modi was a Senior Research Analyst at Wasatch Advisors. Mr. Stutzman has been a Research Analyst at Janus since January 2007. Prior to joining Janus, Mr. Stutzman worked as an analyst for The Boston Company. Mr. Wheaton has been a Research Analyst at Janus since September 2001. Each team member is responsible for participating in security selection for the Fund.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. ("LA Capital"), located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California, 90025, serves as a sub-adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda, and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

TAX-MANAGED SMALL CAP FUND:

Century Capital Management, LLC: Century Capital Management, LLC ("Century") serves as a sub-adviser to a portion of the assets of the Tax-Managed Small Cap Fund. Century is a Delaware limited

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liability company established in 2003 and is 100% employee owned. Managing Partners Alexander L. Thorndike and Davis R. Fulkerson each own a controlling interest in the firm.

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Tax-Managed Small Cap Fund. The portion of the Tax-Managed Small Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 19 years of investment experience. He oversees the entire Value Team at LMCG and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMCG in 2005 as a mid cap value portfolio manager and has over 34 years of investment experience. Mr. Cleven joined LMCG in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Vingers is the Portfolio Manager for the small cap assets of the Tax-Managed Small Cap Fund while Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Tax-Managed Small Cap Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. ("LA Capital"), located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California, 90025, serves as a sub-adviser to the Tax-Managed Small Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small Cap Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda, and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Small Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.40% of the average monthly market value of the portion of the Tax-Managed Small Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Small Cap Fund. David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manage the portion of the Tax-Managed Small Cap Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have both held the same position since joining the firm.

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Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Tax-Managed Small Cap Fund. Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, serves as Portfolio Manager of the portion of the Tax-Managed Small Cap Fund's assets allocated to Wellington Management. Mr. Angeli joined Wellington Management as an investment professional in 1994, became a Vice President in 1996, an equity portfolio manager in 1997, and a Senior Vice President in 2001.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Tax-Managed Small Cap Fund's assets allocated to WellsCap. Mr. Roberts joined WellsCap in 1990 and has specialized in small cap growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for Wells Capital Management's Montgomery Small Cap Growth Equity team.

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Tax-Managed Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

MID-CAP FUND:

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 19 years of investment experience. He oversees the entire Value Team at LMCG and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMCG in 2005 as a mid cap value portfolio manager and has over 34 years of investment experience. Mr. Cleven joined LMCG in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Mid-Cap Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund's assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD, Stacie L. Mintz, Daniel Carlucci, CFA and Devang Gambhirwala. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. She also oversees all portfolio management activities of QMA. Ms. Stumpp is extensively involved with quantitative research in asset allocation, security selection and

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portfolio construction. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. He conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Ms. Mintz, a Principal at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. She also manages the overall asset allocation for several large pension and manages several retail balanced portfolios and institutional equity portfolios. Mr. Carlucci, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. He also co-manages several large-cap core and small-cap core equity portfolios as well as the domestic and international index funds and is responsible for managing QMA's managed account strategies including its ADR portfolio. Mr. Gambhirwala, a Principal at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. He is also responsible for overseeing QMA's quantitative core long-short and large-cap equity portfolios, and for the management of structured products. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Ms. Mintz, Mr. Carlucci and Mr. Gambhirwala were employed by QMA's predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1992, 1984 and 1986, respectively.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Mid-Cap Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Mid-Cap Fund's assets allocated to WellsCap and manages portfolios in small, smid, and mid-cap growth. Mr. Roberts joined WellsCap in 1990 and has specialized in growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for WellsCap's Montgomery Growth Equity team.

U.S. MANAGED VOLATILITY FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund's assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 15 years ago. Ryan Brown, Portfolio Manager, has been a member of the U.S. equity team since joining Analytic three years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Brown. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and

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portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the U.S. Managed Volatility Fund.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the U.S. Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the U.S. Managed Volatility Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.25% of the average monthly market value of the portion of the U.S. Managed Volatility Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermuelen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

GLOBAL MANAGED VOLATILITY FUND:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Global Managed Volatility Fund. A team of investment professionals manages the portion of the Fund's assets allocated to Acadian. Brendan Bradley, Director of Managed Volatility Strategies, will serve as lead portfolio manager for the portion of the Fund's assets allocated to Acadian. Mr. Bradley joined Acadian in 2004. Prior to Acadian, Brendan was a vice president at Upstream Technologies, where he designed and implemented investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies. Constantine Papageorgiou will serve as back-up portfolio manager on the portfolio. Mr. Papageorgiou joined Acadian in 2006. He is a member of Acadian's Research and Portfolio Management Team. Prior to Acadian, he was with the AlphaSimplex Group in Cambridge, where he developed news-based and high-frequency trading strategies, among other projects. He has also worked with iSpheres, Kana Communications, the MIT Artificial Intelligence Laboratory, and BBN Systems and Technology.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Global Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the Global Managed Volatility Fund's assets allocated to Analytic. The team's day-to-day portfolio management responsibilities are led by Dennis Bein, Chief Investment Officer and Portfolio Manager, and handled primarily by David Krider, a Research Analyst. Mr. Bein joined the firm in 1995 as a portfolio manager and he became Chief Investment Officer in 2004. Mr. Krider joined Analytic in 2005. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc., and served as the firm's Chief Technology Officer from 1996-2005. Harindra de Silva, PhD, President and Portfolio Manager, is primarily responsible for research on the strategy (i.e., model maintenance and design) Analytic employs in managing the portion of the Global Managed Volatility Fund's assets for which it is responsible. Dr. de Silva has been a member of the U.S. equity team since joining Analytic 11 years ago.

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TAX-MANAGED MANAGED VOLATILITY FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals at Analytic will make recommendations on management of the portion of the Tax-Managed Managed Volatility Fund's assets allocated to Analytic, including the purchase, sale and retention of those assets. In general, transactions that Analytic recommends will be executed by Parametric Portfolio Associates. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been Analytic's President and a portfolio manager for the U.S. equity team since joining Analytic in 1995. Ryan Brown, Portfolio Manager, has been a portfolio manager for the U.S. equity team since joining Analytic in 2007. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Bein and Mr. Brown. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals manages the portion of the Tax-Managed Managed Volatility Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Tax-Managed Managed Volatility Fund.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Tax-Managed Managed Volatility Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.25% of the average monthly market value of the portion of the Tax-Managed Managed Volatility Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermuelen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Managed Volatility Fund's assets allocated to Parametric. Mr. Seto has been with Parametric since 1998 and has held his current positions since joining the firm.

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REAL ESTATE FUND:

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a sub-adviser to the Real Estate Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Real Estate Fund's assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst of Wellington Management, serves as the portfolio manager for the portion of the Real Estate Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

ENHANCED INCOME FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the Enhanced Income Fund and a team of investment professionals manages the portion of the Enhanced Income Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst in the Capital Markets Group, and became a Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a Portfolio Manager. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 20 years, 16 years and 21 years, respectively, of experience with the leveraged finance asset class.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Enhanced Income Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, serves as the portfolio manager for the portion of the Enhanced Income Fund's assets allocated to Wellington Management. Mr. Smith joined Wellington Management as an investment professional in 1992, became a fixed income portfolio manager and a Vice President in 2001, and has been a Senior Vice President since 2006.

CORE FIXED INCOME FUND:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing

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Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2005. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997, he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, Treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the Core Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC ("MetWest"), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest's Chief Investment Officer, who is responsible for developing the firm's long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Jamie Farnham and Gino Nucci, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution process of non-investment grade corporate positions; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process; and Bryan Whalen and Mitch Flack, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution of asset-backed and mortgage-backed positions. Mr. Farnham has been with MetWest since November 2002. Mr. Nucci has been with MetWest since January 2004. Mr. Whalen has been a portfolio manager and asset-backed specialist with MetWest since May 2004. Mr. Flack has been a portfolio manager and mortgage specialist with the Adviser since March 2001. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Tom O'Connor and Troy Ludgood manages the portion of the Core Fixed Income Fund's assets allocated to WellsCap. These two senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management.

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Mr. O'Connor joined Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 10 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 6 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap's core fixed income strategy.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan, and Keith J. Gardner manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Eichstaedt, Lindbloom, Buchannan and Gardner are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Eichstaedt and Gardner have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994; Mr. Gardner joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005. Prior to joining Western Asset in 2005, Mr. Buchanan was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the Core Fixed Income Fund. Chief Investment Officer Stephen A. Walsh and CIO Emeritus S. Kenneth Leech manage the portion of the Core Fixed Income Fund's assets allocated to Western Asset Limited. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Each has served over 10 years as portfolio managers for Western Asset Limited.

U.S. FIXED INCOME FUND:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2005. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing

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overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997, he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, Treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the U.S. Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the U.S. Fixed Income Fund's assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC ("MetWest"), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund's assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest's Chief Investment Officer, who is responsible for developing the firm's long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Jamie Farnham and Gino Nucci, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution process of non-investment grade corporate positions; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process; and Bryan Whalen and Mitch Flack, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution of asset-backed and mortgage-backed positions. Mr. Farnham has been with MetWest since November 2002. Mr. Nucci has been with MetWest since January 2004. Mr. Whalen has been a portfolio manager and asset backed specialist with MetWest since May 2004. Mr. Flack has been a portfolio manager and mortgage specialist with the Adviser since March 2001. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the U.S. Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Tom O'Connor and Troy Ludgood manages the portion of the U.S. Fixed Income Fund's assets allocated to WellsCap. These two senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. O'Connor joined Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 10 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 6

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years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap's core fixed income strategy.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan, and Keith J. Gardner manages the portion of the U.S. Fixed Income Fund's assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Eichstaedt, Lindbloom, Buchannan and Gardner are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Eichstaedt and Gardner have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994; Mr. Gardner joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005. Prior to joining Western Asset in 2005, Mr. Buchanan was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the U.S. Fixed Income Fund. Chief Investment Officer Stephen A. Walsh and CIO Emeritus S. Kenneth Leech manage the portion of the U.S. Fixed Income Fund's assets allocated to Western Asset Limited. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Each has served over 10 years as portfolio managers for Western Asset Limited.

HIGH YIELD BOND FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the High Yield Bond Fund and a team of investment professionals manages the portion of the High Yield Bond Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst in the Capital Markets Group, and became a Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a Portfolio Manager. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 20 years, 16 years and 21 years, respectively, of experience with the leveraged finance asset class.

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 399 Park Avenue, 16th Floor, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. The portfolio manager of the High Yield Bond Fund's assets allocated to Brigade is Donald E. Morgan, III. Mr. Morgan is responsible for Brigade's day-to-day management and has the overall decision making authority with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in May 2006 and has served as the managing partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000-2006.

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Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the High Yield Bond Fund. A team of investment professionals, led by Kevin P. Loome, CFA, manages the portion of the High Yield Bond Fund's assets allocated to DMC. Mr. Loome, Senior Vice President, Senior Portfolio Manager, and Head of High Yield Investments, is responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining DMC in August 2007, he spent eleven years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager.

Guggenheim Investment Management, LLC: Guggenheim Investment Management, LLC (GIM), with its main office located at 135 East 57th Street, 6th Floor, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. GIM was founded in 2001. Todd L. Boehly, Managing Partner, and Patrick L. Mitchell, Sr. Managing Director, manage the portion of the High Yield Bond Fund's assets allocated to GIM. Mr. Boehly is a Managing Partner and President of Guggenheim Partners, LLC, a member of Guggenheim Partners' Management Committee and of the GIM Credit Committee. Prior to joining GIM, Mr. Boehly was a Vice President at Whitney & Co. Mr. Mitchell joined GIM in 2009 as Managing Director having more than 30 years of experience in portfolio management, commercial banking, research and investments. Previously, Mr. Mitchell was a Managing Director at Maple Stone Capital Management and Metropolitan West Financial, and managed portfolios for the California State Teachers' Retirement System (the last four years as the Chief Investment Officer), the nation's second-largest pension fund.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., serves as a sub-adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and head of the high yield fixed income team, and Thomas Hauser, also a Managing Director, manage the portion of the High Yield Bond Fund's assets allocated to JPMIM. Mr. Cook is lead portfolio manager for all high yield total return strategies, sub-advised mutual fund assets and absolute return credit products. Mr. Hauser is responsible for co-managing all high yield total return strategies, sub-advised mutual fund assets and absolute return credit products as well as overseeing the high yield trading effort. Messrs. Cook and Hauser have been portfolio managers at JPMIM since June 2004.

REAL RETURN FUND:

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Real Return Fund. Lindsay Thrift Politi, Vice President and Fixed Income Portfolio Manager of Wellington Management, serves as Portfolio Manager for the portion of the Real Return Fund's assets allocated to Wellington Management to be managed in the U.S. Treasury Inflation Protected Securities (TIPS) investment approach. Ms. Politi joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

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PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or can not be valued using the methodologies described above, the Funds will value the security using the Funds' Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

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Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through the Committee designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds' administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various

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ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

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Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

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HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Funds directly by mail or telephone. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the

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same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30-day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30-day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee will apply to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional

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information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return and Multi-Strategy Alternative Funds distribute their investment income quarterly, while the Global Managed Volatility Fund distributes its investment income annually. The Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Funds receive from an ETF

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taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by such ETF or REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). It is expected that distributions from the Real Return, Real Estate, High Yield Bond, Enhanced Income, Core Fixed Income, U.S. Fixed Income and Multi-Strategy Alternative Funds will primarily consist of ordinary income and that distributions from the Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

With respect to the Global Managed Volatility Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Global Managed Volatility Fund.

The Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return and Multi-Strategy Alternative Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period
Large Cap Fund
CLASS A
2010	(10)	$10.00	$0.10	$0.80	$0.90	$(0.08)	$(0.05)	$(0.13)	$10.77
Large Cap Value Fund
CLASS A
2010		$13.83	$0.21	$0.94	$1.15	$(0.23)	$—	$(0.23)	$14.75
2009		15.79	0.30	(1.92)	(1.62)	(0.34)	—	(0.34)	13.83
2008		23.97	0.40	(6.10)	(5.70)	(0.41)	(2.07)	(2.48)	15.79
2007		23.54	0.41	2.69	3.10	(0.41)	(2.26)	(2.67)	23.97
2006		22.45	0.37	2.41	2.78	(0.37)	(1.32)	(1.69)	23.54
Large Cap Growth Fund
CLASS A
2010		$17.62	$0.12	$2.04	$2.16	$(0.12)	$—	$(0.12)	$19.66
2009		18.39	0.11	(0.77)	(0.66)	(0.11)	—	(0.11)	17.62
2008		23.74	0.08	(5.35)	(5.27)	(0.08)	—	(0.08)	18.39
2007		19.95	0.06	3.78	3.84	(0.05)	—	(0.05)	23.74
2006		19.23	0.04	0.71	0.75	(0.03)	—	(0.03)	19.95

		Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
CLASS A
2010	(10)	9.00%	$1,395,899	0.89%	0.89%	1.02%	0.96%	90%
Large Cap Value Fund
CLASS A
2010		8.43%	$1,504,082	0.89%	0.89%	0.98%	1.48%	64%
2009		(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
2008		(25.95)	2,381,011	0.88	0.88	0.97	2.09	53
2007		13.91	3,616,120	0.86	0.86	0.97	1.74	36
2006		13.42	3,762,101	0.86	0.87	0.97	1.67	58
Large Cap Growth Fund
CLASS A
2010		12.29%	$1,602,130	0.89%	0.89%	1.03%	0.63%	83%
2009		(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
2008		(22.26)	2,472,052	0.88	0.88	1.02	0.37	78
2007		19.26	3,622,963	0.86	0.86	1.02	0.26	55
2006		3.92	3,387,749	0.86	0.87	1.02	0.18	89

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		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period
Tax-Managed Large Cap Fund
CLASS A
2010		$10.19	$0.10	$0.84	$0.94	$(0.11)	$—	$(0.11)	$11.02
2009		11.08	0.13	(0.87)	(0.74)	(0.15)	—	(0.15)	10.19
2008		14.70	0.15	(3.62)	(3.47)	(0.15)	—	(0.15)	11.08
2007		12.68	0.14	2.01	2.15	(0.13)	—	(0.13)	14.70
2006		11.78	0.11	0.90	1.01	(0.11)	—	(0.11)	12.68
S&P 500 Index Fund
CLASS A
2010		$29.01	$0.56	$2.29	$2.85	$(0.56)	$—	$(0.56)	$31.30
2009		32.43	0.57	(3.12)	(2.55)	(0.61)	(0.26)	(0.87)	29.01
2008		44.71	0.68	(10.10)	(9.42)	(0.70)	(2.16)	(2.86)	32.43
2007	(2)	41.45	0.34	3.09	3.43	(0.17)	—	(0.17)	44.71
2007	(3)	38.38	0.63	3.70	4.33	(0.68)	(0.58)	(1.26)	41.45
2006	(3)	36.21	0.56	3.47	4.03	(0.54)	(1.32)	(1.86)	38.38
Small Cap Fund
CLASS A
2010	(10)	$10.00	$0.01	$1.15	$1.16	$(0.01)	$(0.01)	$(0.02)	$11.14
Small Cap Value Fund
CLASS A
2010		$13.66	$0.07	$1.82	$1.89	$(0.10)	$—	$(0.10)	$15.45
2009		15.38	0.11	(1.62)	(1.51)	(0.13)	(0.08)	(0.21)	13.66
2008		21.26	0.09	(3.22)	(3.13)	(0.07)	(2.68)	(2.75)	15.38
2007		21.28	0.04	2.23	2.27	(0.14)	(2.15)	(2.29)	21.26
2006		21.58	0.05	1.97	2.02	(0.06)	(2.26)	(2.32)	21.28

		Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Large Cap Fund
CLASS A
2010		9.26%	$1,534,797	0.89%	0.89%	1.04%	0.95%	58%
2009		(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
2008		(23.76)	2,148,949	0.88	0.88	1.02	1.13	61
2007		17.05	2,892,866	0.86	0.86	1.02	1.02	44
2006		8.58	2,373,507	0.86	0.87	1.02	0.91	65
S&P 500 Index Fund
CLASS A
2010		9.93%	$325,796	0.43%	0.43%	0.54%	1.85%	20%
2009		(7.33)	451,069	0.43	0.43	0.55	2.31	29
2008		(22.30)	462,947	0.41	0.41	0.53	1.77	27
2007	(2)	8.28	650,792	0.40	0.40	0.43	1.55	2
2007	(3)	11.38	621,898	0.40	0.40	0.43	1.59	6
2006	(3)	11.32	614,246	0.40	0.40	0.43	1.49	18
Small Cap Fund
CLASS A
2010	(10)	11.64%	$223,978	1.14%	1.14%	1.29%	0.10%	115%
Small Cap Value Fund
CLASS A
2010		13.93%	$535,938	1.14%	1.15%	1.29%	0.46%	69%
2009		(9.31)	638,341	1.14	1.16	1.29	1.03	110
2008		(16.02)	846,492	1.13	1.15	1.28	0.55	91
2007		10.70	1,122,027	1.11	1.13	1.27	0.19	86
2006		10.34	1,160,178	1.11	1.13	1.27	0.31	72

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period
Small Cap Growth Fund
CLASS A
2010	$12.96	$(0.03)	$1.76	$1.73	$— (9)	$—	$—	$14.69
2009	13.98	0.02	(1.04)	(1.02)	— *	—	—	12.96
2008	21.91	0.01	(6.22)	(6.21)	(0.01)	(1.71)	(1.72)	13.98
2007	18.56	(0.09)	3.44	3.35	—	—	—	21.91
2006	17.86	(0.07)	0.77	0.70	—	—	—	18.56
Tax-Managed Small Cap Fund
CLASS A
2010	$9.42	$0.03	$1.39	$1.42	$(0.03)	$—	$(0.03)	$10.81
2009	10.16	0.04	(0.73)	(0.69)	(0.05)	—	(0.05)	9.42
2008	14.14	0.05	(3.19)	(3.14)	(0.04)	(0.80)	(0.84)	10.16
2007	13.10	0.04	2.00	2.04	(0.06)	(0.94)	(1.00)	14.14
2006	13.13	0.01	0.68	0.69	—	(0.72)	(0.72)	13.10
Mid-Cap Fund
CLASS A
2010	$13.92	$0.08	$1.88	$1.96	$(0.08)	$—	$(0.08)	$15.80
2009	14.87	0.11	(0.94)	(0.83)	(0.12)	—	(0.12)	13.92
2008	22.22	0.11	(5.28)	(5.17)	(0.09)	(2.09)	(2.18)	14.87
2007	20.40	0.06	3.40	3.46	(0.10)	(1.54)	(1.64)	22.22
2006	20.29	0.14	1.49	1.63	(0.12)	(1.40)	(1.52)	20.40
U.S. Managed Volatility Fund
CLASS A
2010	$9.65	$0.14	$1.16	$1.30	$(0.14)	$—	$(0.14)	$10.81
2009	11.25	0.13	(1.59)	(1.46)	(0.14)	—	(0.14)	9.65
2008	13.45	0.10	(1.69)	(1.59)	(0.10)	(0.51)	(0.61)	11.25
2007	12.02	0.15	1.74	1.89	(0.14)	(0.32)	(0.46)	13.45
2006	11.41	0.10	0.75	0.85	(0.09)	(0.15)	(0.24)	12.02

	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Growth Fund
CLASS A
2010	13.36%	$380,910	1.11%	1.11%	1.29%	(0.21)%	99%
2009	(7.27)	478,405	1.11	1.12	1.29	0.17	163
2008	(30.36)	638,257	1.11	1.12	1.28	0.04	124
2007	18.05	1,154,000	1.11	1.13	1.27	(0.43)	135
2006	3.92	1,111,329	1.11	1.13	1.27	(0.40)	99
Tax-Managed Small Cap Fund
CLASS A
2010	15.05%	$300,343	1.11%	1.13%	1.29%	0.30%	75%
2009	(6.62)	262,464	1.11	1.15	1.30	0.50	136
2008	(23.34)	318,520	1.11	1.13	1.28	0.41	96
2007	16.00	416,945	1.11	1.14	1.27	0.31	72
2006	5.50	314,333	1.11	1.14	1.27	0.09	73
Mid-Cap Fund
CLASS A
2010	14.13%	$124,569	1.02%	1.04%	1.04%	0.51%	185%
2009	(5.34)	119,872	1.02	1.02	1.04	0.95	143
2008	(25.45)	126,509	1.02	1.02	1.03	0.58	126
2007	17.51	183,287	1.01	1.01	1.02	0.26	176
2006	8.50	90,208	1.01	1.01	1.03	0.67	135
U.S. Managed Volatility Fund
CLASS A
2010	13.61%	$415,669	1.00%	1.00%	1.29%	1.37%	53%
2009	(12.88)	380,987	1.00	1.00	1.29	1.56	126
2008	(12.38)	458,668	1.00	1.00	1.27	0.85	85
2007	16.09	585,858	1.04	1.04	1.27	1.19	112
2006	7.64	303,523	1.11	1.11	1.27	0.91	133

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period
Global Managed Volatility Fund
CLASS A
2010	$7.82	$0.13	$0.29	$0.42	$(0.03	)(9)	$—	$(0.03)	$8.21
2009	9.07	0.12	(1.37)	(1.25)	—		—	—	7.82
2008	11.22	0.12	(1.92)	(1.80)	(0.18)		(0.17)	(0.35)	9.07
2007	10.37	0.17	0.85	1.02	(0.11)		(0.06)	(0.17)	11.22
2006 (5)	10.00	0.02	0.35	0.37	—		—	—	10.37
Tax-Managed Managed Volatility Fund
CLASS A
2010	$8.14	$0.12	$1.10	$1.22	$(0.12)		$—	$(0.12)	$9.24
2009	9.02	0.12	(0.88)	(0.76)	(0.12)		—	(0.12)	8.14
2008 (6)	10.00	0.10	(1.02)	(0.92)	(0.06)		—	(0.06)	9.02
Real Estate Fund
CLASS A
2010	$9.42	$0.05	$2.46	$2.51	$(0.35	)(4)	$—	$(0.35)	$11.58
2009	13.73	0.16	(4.18)	(4.02)	(0.29	)(9)	—	(0.29)	9.42
2008	18.20	0.13	(3.11)	(2.98)	(0.38)		(1.11)	(1.49)	13.73
2007	18.43	0.30	0.76	1.06	(0.36)		(0.93)	(1.29)	18.20
2006	14.86	0.23	4.15	4.38	(0.36)		(0.45)	(0.81)	18.43
Enhanced Income Fund
CLASS A
2010	$7.21	$0.18	$0.30	$0.48	$(0.23)		$—	$(0.23)	$7.46
2009	8.21	0.29	(1.09)	(0.80)	(0.20)		—	(0.20)	7.21
2008	9.92	0.49	(1.68)	(1.19)	(0.52)		—	(0.52)	8.21
2007	10.11	0.57	(0.27)	0.30	(0.49)		—	(0.49)	9.92
2006 (5)	10.00	0.10	0.01	0.11	—		—	—	10.11

		Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Global Managed Volatility Fund
CLASS A
2010		5.37%	$330,526	1.11%	1.11%	1.31%	1.62%	91%
2009		(13.78)	213,773	1.13 (8)	1.13 (8)	1.35	1.59	155
2008		(16.60)	204,156	1.11	1.11	1.31	1.24	113
2007		9.88	275,748	1.11	1.11	1.32	1.56	119
2006	(5)	3.70	94,951	1.10	1.10	1.30	1.22	13
Tax-Managed Managed Volatility Fund
CLASS A
2010		15.17%	$236,402	1.00%	1.00%	1.29%	1.39%	28%
2009		(8.28)	172,265	1.00	1.00	1.29	1.69	94
2008	(6)	(9.24)	96,523	1.00	1.00	1.29	1.43	65
Real Estate Fund
CLASS A
2010		27.37%	$220,866	1.14%	1.15%	1.29%	0.50%	69%
2009		(28.69)	221,228	1.14	1.15	1.29	2.08	97
2008		(17.15)	251,359	1.13	1.13	1.27	0.86	52
2007		5.49	244,991	1.11	1.12	1.27	1.55	84
2006		30.44	192,674	1.11	1.12	1.27	1.39	65
Enhanced Income Fund
CLASS A
2010		6.78%	$137,223	0.60%	0.60%	1.06%	2.45%	77%
2009		(9.56)	233,747	0.60	0.60	1.06	4.30	132
2008		(12.42)	314,795	0.60	0.60	1.04	5.40	42
2007		2.96	620,931	0.60	0.60	1.03	5.67	43
2006	(5)	1.10	235,981	0.60	0.60	1.10	5.54	70

SEI / PROSPECTUS

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period
Core Fixed Income Fund
CLASS A
2010		$9.98	$0.44	$0.95	$1.39	$(0.44)	$—	$(0.44)	$10.93
2009		9.37	0.50	0.62	1.12	(0.51)	—	(0.51)	9.98
2008		10.19	0.51	(0.82)	(0.31)	(0.51)	—	(0.51)	9.37
2007		10.29	0.50	(0.10)	0.40	(0.50)	—	(0.50)	10.19
2006		10.44	0.47	(0.11)	0.36	(0.48)	(0.03)	(0.51)	10.29
U.S. Fixed Income Fund
CLASS A
2010		$10.28	$0.33	$0.60	$0.93	$(0.36)	$(0.04)	$(0.40)	$10.81
2009	(7)	10.00	0.08	0.27	0.35	(0.07)	—	(0.07)	10.28
High Yield Bond Fund
CLASS A
2010		$6.52	$0.64	$0.74	$1.38	$(0.61)	$(0.02)	$(0.63)	$7.27
2009		6.57	0.60	(0.02)	0.58	(0.56)	(0.07)	(0.63)	6.52
2008		8.26	0.66	(1.60)	(0.94)	(0.66)	(0.09)	(0.75)	6.57
2007		8.38	0.67	(0.11)	0.56	(0.68)	—	(0.68)	8.26
2006		8.50	0.65	(0.12)	0.53	(0.65)	—	(0.65)	8.38
Real Return Fund
CLASS A
2010		$10.19	$0.12	$0.40	$0.52	$(0.19)	$(0.01)	$(0.20)	$10.51
2009	(7)	10.00	0.10	0.09	0.19	—	—	—	10.19
Multi-Strategy Alternative Fund
CLASS A
2010	(11)	$10.00	$(0.02)	$(0.05)	$(0.07)	$—	$—	$—	$9.93

		Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
CLASS A
2010		14.25%	$2,335,314	0.67%	0.67%	0.85%	4.20%	283%
2009		12.55	2,450,746	0.67	0.67	0.86	5.42	329
2008		(3.25)	3,686,633	0.66	0.66	0.84	5.12	335
2007		4.00	4,600,629	0.64	0.64	0.84	4.89	413
2006		3.60	4,293,309	0.63	0.63	0.84	4.62	478
U.S. Fixed Income Fund
CLASS A
2010		9.22%	$877,709	0.66%	0.66%	0.86%	3.12%	299%
2009	(7)	3.55	677,723	0.66	0.66	0.87	3.23	51
High Yield Bond Fund
CLASS A
2010		21.98%	$1,503,070	0.89%	0.89%	1.13%	9.22%	113%
2009		11.88	1,289,964	0.89	0.89	1.15	11.03	98
2008		(12.09)	1,076,379	0.88	0.88	1.13	8.73	69
2007		6.72	1,247,613	0.86	0.86	1.12	7.89	91
2006		6.51	1,068,711	0.86	0.86	1.12	7.69	126
Real Return Fund
CLASS A
2010		5.20%	$240,925	0.45%	0.45%	0.86%	1.18%	94%
2009	(7)	1.90	83,568	0.45	0.45	0.88	4.11	23
Multi-Strategy Alternative Fund
CLASS A
2010	(11)	(0.70)%	$191,055	0.50%	0.50%	2.19%	(0.42)%	49%

† Returns and turnover rates are for the period indicated and have not been annualized.

* Amount represents less than $0.01.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) For the six months ended September 30, 2007. The Fund's fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

SEI / PROSPECTUS

(3) For the year or period ended March 31.

(4) Includes return of capital of $0.10.

(5) Commenced operations on July 27, 2006. All ratios for the period have been annualized.

(6) Commenced operations on December 20, 2007. All ratios for the period have been annualized.

(7) Commenced operations on July 2, 2009. All ratios for the period have been annualized.

(8) The expense ratio includes overdraft fees. Had these fees been excluded the ratio would have been 1.11%.

(9) Includes return of capital of less than $0.01.

(10) Commenced operations on October 1, 2009. All ratios for the period have been annualized.

(11) Commenced operations on March 31, 2010. All ratios for the period have been annualized.

Amounts designated as "—" are zero or have been rounded to zero.

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2011 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

SEI-F-101 (1/11)

SEI Institutional Managed Trust

Prospectus January 31, 2011

Large Cap Fund

Large Cap Value Fund
(SEUIX)

Large Cap Growth Fund
(SPGIX)

S&P 500 Index Fund
(SPIIX)

Small Cap Fund

Small Cap Value Fund
(SMVIX)

Small Cap Growth Fund
(SPWIX)

Mid-Cap Fund
(SIPIX)

U.S. Managed Volatility Fund
(SEVIX)

Global Managed Volatility Fund
(SGMIX)

Real Estate Fund
(SEIRX)

Enhanced Income Fund
(SEIIX)

Core Fixed Income Fund
(SCXIX)

U.S. Fixed Income Fund
(SUFIX)

High Yield Bond Fund
(SEIYX)

Real Return Fund
(SSRIX)

Class I Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY

LARGE CAP FUND	1

LARGE CAP VALUE FUND	7

LARGE CAP GROWTH FUND	11

S&P 500 INDEX FUND	15

SMALL CAP FUND	19

SMALL CAP VALUE FUND	23

SMALL CAP GROWTH FUND	27

MID-CAP FUND	31

U.S. MANAGED VOLATILITY FUND	35

GLOBAL MANAGED VOLATILITY FUND	40

REAL ESTATE FUND	45

ENHANCED INCOME FUND	49

CORE FIXED INCOME FUND	55

U.S. FIXED INCOME FUND	62

HIGH YIELD BOND FUND	67

REAL RETURN FUND	71

SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS	75

Purchase and Sale of Fund Shares	75

Tax Information	75

Payments to Broker-Dealers and Other Financial Intermediaries	75

MORE INFORMATION ABOUT INVESTMENTS	76

MORE INFORMATION ABOUT RISKS	76

Risk Information Common to the Funds	76

More Information About Principal Risks	77

GLOBAL ASSET ALLOCATION	84

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES	85

INVESTMENT ADVISER AND SUB-ADVISERS	86

Information About Fee Waivers	88

Sub-Advisers And Portfolio Managers	89

PURCHASING, EXCHANGING AND SELLING FUND SHARES	106

HOW TO PURCHASE FUND SHARES	107

Pricing of Fund Shares	107

Frequent Purchases and Redemption of Fund Shares	109

Foreign Investors	111

Customer Identification and Verification and Anti-Money Laundering Program	111

HOW TO EXCHANGE YOUR FUND SHARES	111

HOW TO SELL YOUR FUND SHARES	112

Receiving Your Money	112

Redemptions In Kind	112

Suspension of Your Right to Sell Your Shares	112

Redemption Fee	112

Telephone Transactions	113

DISTRIBUTION AND SERVICE OF FUND SHARES	113

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	113

DIVIDENDS, DISTRIBUTIONS AND TAXES	114

Dividends and Distributions	114

Taxes	114

FINANCIAL HIGHLIGHTS	116

HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

SEI / PROSPECTUS

LARGE CAP FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.39%
Distribution (12b-1) Fees	None
Other Expenses	0.89%
Total Annual Fund Operating Expenses	1.28%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Fund — Class I Shares	$130	$406	$702	$1,545

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

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SEI / PROSPECTUS

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

3

SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class I Shares of the Fund had not commenced operations, and did not have a performance history. The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Since Class I Shares are invested in the same portfolio of securities, return for Class I Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class I Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.45% (09/30/10)

Worst Quarter: -11.99% (06/30/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Fund — Class A	1 Year	Since Inception (9/30/2009)
Return Before Taxes	13.26%	15.73%
Return After Taxes on Distributions	11.68%	14.31%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	12.64%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	16.10%	18.12%

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

Delaware Management Company	Jeffrey S. Van Harte Christopher J. Bonavico Daniel J. Prislin Christopher M. Ericksen	Since 2005 Since 2005 Since 2005 Since 2005	Senior Vice President and Chief
Investment Officer — Focus
Growth Equity
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Portfolio Manager
and Equity Analyst

Legg Mason Capital Management, Inc.	Mary Chris Gay Robert Hagstrom	Since 1989 Since 1998	Senior Vice President & Portfolio Manager Senior Vice President & Portfolio Manager

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Neuberger Berman Management LLC	John J. Barker Daniel Rosenblatt Daniel J. Fletcher Lawrence K. Fisher	Since 1994 Since 1990 Since 2004 Since 1998	Managing Director Managing Director Managing Director Managing Director

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Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Quantitative Management Associates LLC	Margaret S. Stumpp Peter Xu Mitchell B. Stern Devang Gambhirwala	Since 1987* Since 1997* Since 1997* Since 1986*	Chief Investment Officer Managing Director Principal Principal

WestEnd Advisors LLC	Robert L. Pharr	Since 2004	Managing Partner, Chief Investment Officer

* Includes years of experience with Quantitative Management Associates LLC and its predecessors.

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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SEI / PROSPECTUS

LARGE CAP VALUE FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.90%
Total Annual Fund Operating Expenses	1.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund — Class I Shares	$127	$397	$686	$1,511

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Value Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

8

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, performance and average annual total returns for the periods prior to August 6, 2001 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 17.15% (06/30/03)

Worst Quarter: -20.73% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of the Russell 1000 Value Index. The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios. However, as noted above, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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SEI / PROSPECTUS

Large Cap Value Fund — Class I	1 Year	5 Years	10 Years	Since Inception* (10/3/1994)
Return Before Taxes	14.33%	0.11%	2.31%	7.82%
Return After Taxes on Distributions	13.82%	-0.75%	1.59%	6.49%
Return After Taxes on Distributions and Sale of Fund Shares	9.28%	0.11%	1.91%	6.39%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	9.02%

* The Fund's actual inception date is April 20, 1987. Between April 20, 1987 and October 3, 1994, the Fund was advised by a different investment adviser. Accordingly, performance shown in the chart above is from October 3, 1994. Index returns are shown from October 31, 1994.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

INTECH Investment Management LLC	E. Robert Fernholz, Ph.D. Dr. Adrian Banner Joseph Runnels	Since 1987 Since 2002 Since 1998	Chief Investment Officer Co-Chief Investment Officer Vice President, Portfolio Management

Lazard Asset Management LLC	Andrew Lacey J. Richard Tutino, CFA Ronald Temple, CFA Nicholas Sordini, CFA	Since 1995 Since 1997 Since 2001 Since 2002	Deputy Chairman, Portfolio Manager/Analyst Managing Director, Portfolio Manager/Analyst Managing Director, Portfolio Manager/Analyst Senior Vice President, Portfolio Manager/Analyst

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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SEI / PROSPECTUS

LARGE CAP GROWTH FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.89%
Total Annual Fund Operating Expenses	1.29%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund — Class I Shares	$131	$409	$708	$1,556

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

12

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, performance and average annual total returns for the periods prior to August 6, 2001 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 16.63% (12/31/01)

Worst Quarter: -24.92% (03/31/01)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of the Russell 1000 Growth Index. The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios. However, as noted above, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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SEI / PROSPECTUS

Large Cap Growth Fund — Class I	1 Year	5 Years	10 Years	Since Inception* (12/20/1994)
Return Before Taxes	14.66%	2.09%	-1.98%	6.41%
Return After Taxes on Distributions	14.51%	2.04%	-2.00%	5.93%
Return After Taxes on Distributions and Sale of Fund Shares	9.52%	1.77%	-1.67%	5.50%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	7.46%

* Index returns are shown from December 31, 1994.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

Delaware Management Company	Jeffrey S. Van Harte Christopher J. Bonavico Daniel J. Prislin Christopher M. Ericksen	Since 2005 Since 2005 Since 2005 Since 2005	Senior Vice President and Chief
Investment Officer — Focus
Growth Equity
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Portfolio Manager
and Equity Analyst

INTECH Investment Management LLC	E. Robert Fernholz, Ph.D. Dr. Adrian Banner Joseph Runnels	Since 1987 Since 2002 Since 1998	Chief Investment Officer Co-Chief Investment Officer Vice President, Portfolio Management

Legg Mason Capital Management, Inc.	Robert Hagstrom	Since 1998	Senior Vice President & Portfolio Manager

Neuberger Berman Management LLC	John J. Barker Daniel Rosenblatt Daniel J. Fletcher Lawrence K. Fisher	Since 1994 Since 1990 Since 2004 Since 1998	Managing Director Managing Director Managing Director Managing Director

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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SEI / PROSPECTUS

S&P 500 INDEX FUND

Fund Summary

Investment Goal

Investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.15%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.77%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund — Class I Shares	$82	$255	$444	$990

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is composed of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks). The Fund generally gives the same weight to a given stock as the S&P 500 Index does. In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in ETFs, ADRs and REITs. The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The sub-adviser selects the Fund's securities under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser, but the sub-adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the sub-adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the sub-adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's and benchmark's investments and other factors.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

The S&P 500 Index Fund is the successor to SEI Index Funds' S&P 500 Index Fund (the Former S&P 500 Index Fund) and the Former S&P 500 Index Fund's performance and financial history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Former S&P 500 Index Fund's Class I Shares commenced operations on June 28, 2002 and the Fund's Class I Shares commenced operations on September 17, 2007. The performance information prior to June 28, 2002 is based on the performance of the Former S&P 500 Index Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information from June 28, 2002 through September 16, 2007 is based on the performance of Class I Shares of the Former S&P 500 Index Fund.

Best Quarter: 15.81% (06/30/09)

Worst Quarter: -22.23% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

The Former S&P 500 Index Fund's Class I Shares commenced operations on June 28, 2002. Therefore, the Former S&P 500 Index Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

17

SEI / PROSPECTUS

S&P 500 Index Fund — Class I†	1 Year	5 Years	10 Years	Since Inception* (2/28/1996)
Return Before Taxes	14.57%	1.68%	0.78%	5.76%
Return After Taxes on Distributions	14.00%	1.14%	0.31%	5.18%
Return After Taxes on Distributions and Sale of Fund Shares	9.43%	1.35%	0.55%	4.87%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	6.54%

† The Fund commenced operations on September 17, 2007. The performance information prior to September 17, 2007 is based on the performance of the Former S&P 500 Index Fund.

* Index returns are shown from February 29, 1996.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
SSgA Funds Management, Inc.	Kristin Carcio Karl Schneider	Since 2007 Since 1996	Vice President, Portfolio Manager Vice President, Senior Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

18

SEI / PROSPECTUS

SMALL CAP FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.90%
Total Annual Fund Operating Expenses	1.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Fund — Class I Shares	$158	$490	$845	$1,845

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. For purposes of this Fund, a small company is a company with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk —Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class I Shares of the Fund had not commenced operations, and did not have a performance history. The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Since Class I Shares are invested in the same portfolio of securities, return for Class I Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class I Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 14.59% (12/31/10)

Worst Quarter: -10.09% (06/30/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Small Cap Fund — Class I	1 Year	Since Inception (9/30/2009)
Return Before Taxes	23.32%	21.78%
Return After Taxes on Distributions	19.76%	19.01%
Return After Taxes on Distributions and Sale of Fund Shares	15.30%	17.04%
Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	26.85%	24.70%

21

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Allianz Global Investors Capital LLC	Michael Corelli Eric Sartorius	Since 1999 Since 2001	Portfolio Manager Portfolio Manager

AQR Capital Management, LLC	Clifford Asness Jacques Friedman Ronen Israel Lars Nielsen	Since 1998 Since 1998 Since 1999 Since 2000	Managing and Founding Principal Principal, Head of Global Stock Selection Principal Principal

Integrity Asset Management, LLC	Daniel G. Bandi Daniel J. DeMonica Adam I. Friedman Joe A. Gilbert Mirsat Nikovic J. Bryan Tinsley William H. McNett	Since 2003 Since 2003 Since 2003 Since 2003 Since 2003 Since 2003 Since 2003	CIO, Value Equities & Principal Senior Portfolio Manager & Principal Senior Portfolio Manager & Principal Portfolio Manager Equity Analyst Portfolio Manager Senior Portfolio Manager & Principal

Los Angeles Capital Management and Equity Research, Inc.	Thomas D. Stevens Hal W. Reynolds David R. Borger Stuart K. Matsuda Christine M. Kugler	Since 2002 Since 2002 Since 2002 Since 2002 Since 2002	Chairman, Principal CIO, Principal Director of Research, Principal Director of Trading, Principal Director of Implementation, Principal

Robeco Investment Management, Inc.	Richard Shuster Gregory Weiss	Since 1999 Since 1999	Senior Portfolio Manager Portfolio Manager

Wellington Management Company, LLP	Jamie A. Rome	Since 1994	Senior Vice President and Equity Portfolio Manager

William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 1996 Since 2005 Since 2006	Principal Principal Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

22

SEI / PROSPECTUS

SMALL CAP VALUE FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.90%
Total Annual Fund Operating Expenses	1.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund — Class I Shares	$158	$490	$845	$1,845

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

23

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

24

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on February 11, 2002. Therefore, performance and average annual total returns for the periods prior to February 11, 2002 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 22.42% (06/30/09)

Worst Quarter: -27.80% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of the Russell 2000 Value Index. The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios. However, as noted above, the Fund's Class I Shares commenced operations on February 11, 2002. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

25

SEI / PROSPECTUS

Small Cap Value Fund — Class I	1 Year	5 Years	10 Years	Since Inception* (12/20/1994)
Return Before Taxes	23.84%	3.43%	8.08%	10.18%
Return After Taxes on Distributions	23.62%	2.40%	6.47%	8.42%
Return After Taxes on Distributions and Sale of Fund Shares	15.49%	2.70%	6.45%	8.23%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.42%	10.73%

* Index returns are shown from December 31, 1994.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Artisan Partners Limited Partnership	Scott C. Satterwhite James C. Kieffer George O. Sertl, Jr.	Since 1997 Since 1997 Since 2000	Portfolio Manager Portfolio Manager Portfolio Manager

Lee Munder Capital Group, LLC	R. Todd Vingers	Since 2002	Portfolio Manager

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Martingale Asset Management, L.P.	William E. Jacques Samuel Nathans James Eysenbach	Since 1987 Since 1999 Since 2004	Chief Investment Officer and Executive Vice President Senior Portfolio Manager and Senior Vice President Director of Research and Senior Vice President

Robeco Investment Management, Inc.	Richard Shuster Gregory Weiss	Since 1999 Since 1999	Senior Portfolio Manager Portfolio Manager

Wellington Management Company, LLP	James P. Hoffmann	Since 1997	Senior Vice President and Global Industry Analyst

William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 1996 Since 2005 Since 2006	Principal Principal Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

26

SEI / PROSPECTUS

SMALL CAP GROWTH FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.89%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund — Class I Shares	$157	$486	$839	$1,834

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

27

SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk —Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

28

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, performance and average annual total returns for the periods prior to August 6, 2001 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 27.34% (06/30/03)

Worst Quarter: -29.69% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios. However, as noted above, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

29

SEI / PROSPECTUS

Small Cap Growth Fund — Class I	1 Year	5 Years	10 Years	Since Inception* (4/20/1992)
Return Before Taxes	23.85%	0.07%	0.15%	8.26%
Return After Taxes on Distributions	23.85%	-0.23%	0.00%	6.64%
Return After Taxes on Distributions and Sale of Fund Shares	15.50%	0.04%	0.12%	6.52%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%	6.61%

* Index returns are shown from April 30, 1992.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Allianz Global Investors Capital LLC	Michael Corelli Eric Sartorius	Since 1999 Since 2001	Portfolio Manager Portfolio Manager

AQR Capital Management, LLC	Clifford Asness Jacques Friedman Ronen Israel Lars Nielsen	Since 1998 Since 1998 Since 1999 Since 2000	Managing and Founding Principal Principal, Head of Global Stock Selection Principal Principal

Janus Capital Management LLC	Chad Meade Brian A. Schaub Paul Berg Eileen Hoffmann Maneesh Modi Scott Stutzman Philip Cody Wheaton	Since 2001 Since 2000 Since 2004 Since 2004 Since 2008 Since 2007 Since 2001	Portfolio Manager/Co-Portfolio Manager Portfolio Manager/Co-Portfolio Manager Research Analyst Research Analyst Research Analyst Research Analyst Research Analyst

Los Angeles Capital Management and Equity Research, Inc.	Thomas D. Stevens Hal W. Reynolds David R. Borger Stuart K. Matsuda Christine M. Kugler	Since 2002 Since 2002 Since 2002 Since 2002 Since 2002	Chairman, Principal CIO, Principal Director of Research, Principal Director of Trading, Principal Director of Implementation, Principal

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

30

SEI / PROSPECTUS

MID-CAP FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.90%
Total Annual Fund Operating Expenses	1.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Mid-Cap Fund — Class I Shares	$132	$412	$713	$1,568

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 185% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $237.24 million and $22.07 billion as of December 31, 2010). The market capitalization range and the composition of the Russell Mid-Cap Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund utilizes multiple sub-advisers to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-advisers, in managing the Fund's assets, select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that securities of medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, performance and average annual total returns for the periods prior to October 1, 2007 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 19.48% (09/30/09)

Worst Quarter: -25.59% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of the Russell Mid-Cap Index. The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies. However, as noted above, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Mid-Cap Fund — Class I	1 Year	5 Years	10 Years	Since Inception* (2/16/1993)
Return Before Taxes	23.08%	2.21%	6.59%	9.19%
Return After Taxes on Distributions	22.99%	1.42%	5.54%	7.57%
Return After Taxes on Distributions and Sale of Fund Shares	14.99%	1.70%	5.35%	7.38%
Russell Mid-Cap Index Return (reflects no deduction for fees, expenses or taxes)	25.47%	4.66%	6.54%	10.58%

* Index returns are shown from February 28, 1993.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lee Munder Capital Group, LLC	R. Todd Vingers Peter Zuger Donald Cleven	Since 2002 Since 2005 Since 2002	Portfolio Manager Portfolio Manager Portfolio Manager

Quantitative Management Associates LLC	Margaret Stumpp Peter Xu Stacie L. Mintz Daniel Carlucci Devang Gambhirwala	Since 1987* Since 1997* Since 1992* Since 1984* Since 1986*	Chief Investment Officer Managing Director Principal Vice President Principal

Wells Capital Management Inc.	Stuart O. Roberts Jerome C. Philpott, CFA	Since 1990 Since 1991	Senior Portfolio Manager, Montgomery Growth Equity Managing Director and Senior Portfolio Manager, Montgomery Growth Equity

* Includes years of experience with Quantitative Management Associates LLC and its predecessors.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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U.S. MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.89%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund — Class I Shares	$157	$486	$839	$1,834

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs and warrants.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The Fund is expected to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Hedged Strategies Risk — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap

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and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

However, the Fund's Class I Shares commenced operations on June 29, 2007. Therefore, performance and average annual total returns for the periods prior to June 29, 2007 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 11.49% (09/30/09)

Worst Quarter: -20.35% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Managed Volatility Fund — Class I	1 Year	5 Years	Since Inception* (10/28/2004)
Return Before Taxes	14.63%	2.80%	4.49%
Return After Taxes on Distributions	14.19%	2.26%	3.90%
Return After Taxes on Distributions and Sale of Fund Shares	9.49%	2.20%	3.62%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	4.56%

* Index returns are shown from October 31, 2004.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Analytic Investors, LLC	Dennis Bein Harindra de Silva Ryan Brown	Since 1995 Since 1995 Since 2007	President & Portfolio Manager CIO & Portfolio Manager Portfolio Manager

Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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GLOBAL MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad global equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.92%
Total Annual Fund Operating Expenses	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Global Managed Volatility Fund — Class I Shares	$160	$496	$855	$1,867

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, and ETFs. The Fund also may use futures contracts and forwards.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. This approach is intended to manage the risk characteristics of the Fund. The Fund is expected to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the MSCI World Equity Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the sub-advisers believe would produce a less volatile return stream to the market. Each sub-adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund's currency exposure for foreign securities, the Fund may buy and sell futures or forward contracts on currencies for hedging purposes.

Principal Risks

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's passive positions in currencies , its investments may fluctuate in response to broader macroeconomic risks than if it invested only in equity securities.

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

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SEI / PROSPECTUS

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Hedged Strategies Risk — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including derivative transactions. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on June 29, 2007. Therefore, performance and average annual total returns for the periods prior to June 29, 2007 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 7.48% (09/30/09)

Worst Quarter: -15.30% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the MSCI World Minimum Volatility Index, which is designed to serve as a transparent and relevant benchmark for managed volatility equity strategies across the developed market world and aims to reflect the performance characteristics of a minimum-variance or managed volatility equity strategy, focused on absolute return and volatility with the lowest absolute risk. However, as noted above, the Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Global Managed Volatility Fund — Class I	1 Year	Since Inception* (7/27/2006)
Return Before Taxes	7.10%	-2.72%
Return After Taxes on Distributions	7.10%	-3.04%
Return After Taxes on Distributions and Sale of Fund Shares	4.61%	-2.42%
MSCI World Index, Hedged Return (reflects no deduction for fees, expenses or taxes)	10.46%	0.41%
MSCI World Minimum Volatility Index, 100% Hedged to USD Return (reflects no deduction for fees, expenses or taxes)	12.03%	2.58%

* Index returns are shown from July 31, 2006.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Acadian Asset Management LLC	Brendan Bradley Constantine Papageorgiou	Since 2004 Since 2006	Senior Vice President, Director, Managed Volatility Strategies Senior Vice President, Senior Portfolio Manager

Analytic Investors, LLC	Dennis Bein David Krider Harindra de Silva	Since 1995 Since 2005 Since 1995	CIO & Portfolio Manager Portfolio Manager President & Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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SEI / PROSPECTUS

REAL ESTATE FUND

Fund Summary

Investment Goal

Total return, including current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.89%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	1.55%†

† Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Real Estate Fund — Class I Shares	$158	$490	$845	$1,845

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SEI / PROSPECTUS

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, ETFs, convertible securities and preferred stocks of REITs and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that the securities of issuers in the real estate industry may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, performance and average annual total returns for the periods prior to October 1, 2007 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 34.14% (06/30/09)

Worst Quarter: -38.60% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs. The index is capitalization-weighted. However, as noted above, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Real Estate Fund — Class I	1 Year	5 Years	Since Inception* (11/13/2003)
Return Before Taxes	28.45%	1.16%	8.08%
Return After Taxes on Distributions	27.24%	-0.33%	6.51%
Return After Taxes on Distributions and Sale of Fund Shares	18.43%	0.30%	6.26%
Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)	29.12%	2.32%	8.44%

* Index returns are shown from November 30, 2003.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Security Capital Research & Management Incorporated	Anthony R. Manno, Jr. Kenneth D. Statz Kevin W. Bedell	Since 1994 Since 1995 Since 1996	CEO, President and Chief Investment Officer Managing Director Managing Director

Wellington Management Company, LLP	James P. Hoffmann	Since 1997	Senior Vice President and Global Industry Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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ENHANCED INCOME FUND

Fund Summary

Investment Goal

Capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.93%
Total Annual Fund Operating Expenses	1.33%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Enhanced Income Fund — Class I Shares	$135	$421	$729	$1,601

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

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Principal Investment Strategies

The Enhanced Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund's sub-advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund's average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser, allocating the assets among multiple sub-advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month LIBOR.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may also invest in other financial instruments or use other investment techniques to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Principal Risks

Asset-backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

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Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

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Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on June 29, 2007. Therefore, performance and average annual total returns for the periods prior to June 29, 2007 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 6.77% (06/30/09)

Worst Quarter: -19.60% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of the BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index. The BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits. However, as noted above, the Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Enhanced Income Fund — Class I	1 Year	Since Inception* (7/27/2006)
Return Before Taxes	4.70%	-2.88%
Return After Taxes on Distributions	4.01%	-4.15%
Return After Taxes on Distributions and Sale of Fund Shares	3.05%	-3.11%
BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index Return (reflects no deduction for fees, expenses or taxes)	0.33%	2.95%

* Index returns are shown from July 31, 2006.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Ares Management LLC	Seth Brufsky Americo Cascella John Leupp	Since 1998 Since 1998 Since 2003	Portfolio Manager Portfolio Manager Portfolio Manager

Wellington Management Company, LLP	Timothy E. Smith	Since 1992	Senior Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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CORE FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	0.83%
Total Annual Fund Operating Expenses	1.11%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Core Fixed Income Fund — Class I Shares	$113	$353	$612	$1,352

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 283% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The sub-advisers may also engage in currency transactions using futures and foreign currency forward contracts either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital U.S. Aggregate Bond Index. The dollar-weighted average duration of the Barclays Capital U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2010 it was 4.98 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

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Principal Risks

Asset-backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may

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be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on August 6, 2001. Therefore, performance and average annual total returns for the periods prior to August 6, 2001 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 7.96% (09/30/09)

Worst Quarter: -3.39% (09/30/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year. However, as noted above, the Fund's Class I Shares commenced operations on August 6, 2001. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Core Fixed Income Fund – Class I	1 Year	5 Years	10 Years	Since Inception* (5/1/1987)
Return Before Taxes	10.88%	5.62%	5.47%	6.43%
Return After Taxes on Distributions	9.45%	3.94%	3.65%	4.15%
Return After Taxes on Distributions and Sale of Fund Shares	7.05%	3.79%	3.59%	4.13%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	7.35%

* Index returns are shown from May 31, 1987.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Jennison Associates LLC	Thomas G. Wolfe Jonathan R. Longley Erik S. Brown Richard A. Klemmer Itai Lourie	Since 1999 Since 1982 Since 1989 Since 1982 Since 1996	Managing Director Managing Director Managing Director Managing Director Managing Director

J.P. Morgan Investment Management Inc.	Douglas Swanson	Since 1983	Managing Director, Lead Portfolio Manager

Metropolitan West Asset Management LLC	Tad Rivelle Laird Landmann Stephen Kane Jamie Farnham Gino Nucci Bryan Whalen Mitch Flack	Since 1996 Since 1996 Since 1996 Since 2002 Since 2004 Since 2004 Since 2001	Chief Investment Officer, Generalist
Portfolio Manager, Group Managing Director
Generalist Portfolio Manager,
Group Managing Director
Generalist Portfolio Manager,
Group Managing Director
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager

Wells Capital Management Inc.	Tom O'Connor Troy Ludgood	Since 2000 Since 2004	Managing Director, Senior Portfolio Manager and Co-Head Managing Director, Senior Portfolio Manager and Co-Head

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Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Western Asset Management Company	Stephen A. Walsh S. Kenneth Leech Carl L. Eichstaedt Mark S. Lindbloom Michael C. Buchanan Keith J. Gardner	Since 1991 Since 1990 Since 1994 Since 2005 Since 2005 Since 1994	Chief Investment Officer, Portfolio Manager
Chief Investment Officer Emeritus,
Portfolio Manager
Portfolio Manager
Portfolio Manager
Head of Credit, Portfolio Manager
Head of Developing Markets, Portfolio Manager

Western Asset Management Company Limited	Stephen A. Walsh S. Kenneth Leech	Since 1991 Since 1990	Chief Investment Officer, Portfolio Manager Chief Investment Officer Emeritus, Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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U.S. FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.28%
Distribution (12b-1) Fees	None
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.12%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Fixed Income Fund — Class I Shares	$114	$356	$617	$1,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 299% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the U.S. Fixed Income Fund will invest at least 80% of its net assets in investment grade U.S. fixed income securities. The Fund will invest primarily in U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

While each sub-adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2010 it was 4.98 years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

Principal Risks

Asset-backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

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Derivatives Risk — The Fund's use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2011, Class I Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Since Class I Shares are invested in the same portfolio of securities, return for Class I Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class I Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 3.48% (06/30/10)

Worst Quarter: -0.94% (12/31/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Fixed Income Fund – Class I	1 Year	Since Inception* (7/2/2009)
Return Before Taxes	7.52%	7.90%
Return After Taxes on Distributions	5.19%	5.82%
Return After Taxes on Distributions and Sale of Fund Shares	4.97%	5.56%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.27%

* Index returns are shown from July 31, 2009.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Jennison Associates LLC	Thomas G. Wolfe Jonathan R. Longley Erik S. Brown Richard A. Klemmer Itai Lourie	Since 1999 Since 1982 Since 1989 Since 1982 Since 1996	Managing Director Managing Director Managing Director Managing Director Managing Director

J.P. Morgan Investment Management Inc.	Douglas Swanson	Since 1983	Managing Director, Lead Portfolio Manager

Metropolitan West Asset Management LLC	Tad Rivelle Laird Landmann Stephen Kane Jamie Farnham Gino Nucci Bryan Whalen Mitch Flack	Since 1996 Since 1996 Since 1996 Since 2002 Since 2004 Since 2004 Since 2001	Chief Investment Officer, Generalist Portfolio
Manager, Group Managing Director
Generalist Portfolio Manager,
Group Managing Director
Generalist Portfolio Manager,
Group Managing Director
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager

Wells Capital Management Inc.	Tom O'Connor Troy Ludgood	Since 2000 Since 2004	Managing Director, Senior Portfolio Manager and Co-Head Managing Director, Senior Portfolio Manager and Co-Head

Western Asset Management Company	Stephen A. Walsh S. Kenneth Leech Carl L. Eichstaedt Mark S. Lindbloom Michael C. Buchanan Keith J. Gardner	Since 1991 Since 1990 Since 1994 Since 2005 Since 2005 Since 1994	Chief Investment Officer, Portfolio Manager
Chief Investment Officer Emeritus,
Portfolio Manager
Portfolio Manager
Portfolio Manager
Head of Credit, Portfolio Manager
Head of Developing Markets, Portfolio Manager

Western Asset Management Company Limited	Stephen A. Walsh S. Kenneth Leech	Since 1991 Since 1990	Chief Investment Officer, Portfolio Manager Chief Investment Officer Emeritus, Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	0.91%
Total Annual Fund Operating Expenses	1.40%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
High Yield Bond Fund — Class I Shares	$143	$443	$766	$1,680

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. In managing the Fund's assets, the sub-advisers and, to the extent applicable, SIMC, select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

Principal Risks

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower of the loan and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Investment Style Risk — The risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Loss of money is a risk of investing in the Fund.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, performance and average annual total returns for the periods prior to October 1, 2007 are calculated using the performance and average annual total returns of the Fund's Class A Shares, adjusted for the higher expenses of the Class I Shares.

Best Quarter: 22.00% (06/30/09)

Worst Quarter: -21.93% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class I Shares to those of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index reflects the reinvestment of dividends. In prior years, the Fund's return had been compared to the CS First Boston High Yield Index. The Fund's adviser believes that the BofA Merrill Lynch U.S. High Yield Master II Constrained Index better represents the U.S. high yield market and the Fund's investment opportunities. However, as noted above, the Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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High Yield Bond Fund — Class I	1 Year	5 Years	10 Years	Since Inception (1/11/1995)
Return Before Taxes	17.17%	6.96%	7.76%	7.42%
Return After Taxes on Distributions	13.67%	3.53%	4.41%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares	11.01%	3.81%	4.55%	4.05%
BofA Merrill Lynch U.S. High Yield Master II Constrained Index Return (reflects no deduction for fees, expenses or taxes)	15.07%	8.83%	8.75%	N/A†

† The BofA Merrill Lynch U.S. High Yield Master II Constrained Index Return for the Since Inception period is not provided since returns for the index are not available prior to 1996.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Adviser	Portfolio Manager	Experience with Adviser	Title with Adviser
SEI Investments Management Corporation	David S. Aniloff	Since 2000	Vice President, Senior Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Ares Management LLC	Seth Brufsky Americo Cascella John Leupp	Since 1998 Since 1998 Since 2003	Portfolio Manager Portfolio Manager Portfolio Manager

Brigade Capital Management LLC	Donald E. Morgan, III	Since 2006	Manager Partner

Delaware Management Company	Kevin P. Loome	Since 2007	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Guggenheim Investment Management, LLC	Todd Boehly Patrick Mitchell	Since 2001 Since 2009	Managing Partner Sr. Managing Director

J.P. Morgan Investment Management Inc.	Robert Cook Thomas Hauser	Since 2004 Since 2004	Managing Director Managing Director

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 75 of this prospectus.

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REAL RETURN FUND

Fund Summary

Investment Goal

Total return exceeding the rate of inflation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class I Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.22%
Distribution (12b-1) Fees	None
Other Expenses	0.89%
Total Annual Fund Operating Expenses	1.11%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Real Return Fund – Class I Shares	$113	$353	$612	$1,352

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

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Principal Investment Strategies

The Real Return Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Securities index swaps are used to manage the inflation adjusted return of the Fund.

The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies.

Principal Risks

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund's use of futures, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value

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and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Issuer Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2011, Class I Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Since Class I Shares are invested in the same portfolio of securities, return for Class I Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class I Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.16% (06/30/10)

Worst Quarter: 0.55% (12/31/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Real Return Fund — Class I	1 Year	Since Inception* (7/2/2009)
Return Before Taxes	3.50%	5.15%
Return After Taxes on Distributions	2.79%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	2.27%	3.93%
Barclays Capital 1-5 Year U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	3.86%	5.84%

* Index returns are shown from July 31, 2009.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Wellington Management Company, LLP	Lindsay Thrift Politi	Since 2000	Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please see the "Summary of Other Information About the Funds" section below.

SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS

Purchase and Sale of Fund Shares

The minimum initial investment for Class I Shares is $100,000 with minimum subsequent investments of $1,000. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your own tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds' shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers (each, a Sub-Adviser and, collectively, the Sub-Advisers), who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond and Real Return Funds' assets in a manner that it believes will help the Funds achieve their investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions; however, each Fund may also invest in other securities, use other strategies and engage in other investment practices.

These investments and strategies, as well as those described in this prospectus, are described in more detail in the Funds' Statement of Additional Information (SAI).

During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund, except the S&P 500 Index Fund, may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, for temporary defensive purposes, the Small Cap, Small Cap Growth, Small Cap Value and Mid-Cap Funds may invest all or a portion of their assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

The S&P 500 Index Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the

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markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

ADR Risk — The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap and S&P 500 Index Funds may invest in ADRs. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Asset-Backed Securities — The Enhanced Income, Core Fixed Income and U.S. Fixed Income Funds may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds' recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Funds may suffer a loss if they cannot sell collateral quickly and receive the amount they are owed.

Bank Loans — The Enhanced Income, Core Fixed Income and High Yield Bond Funds may invest in bank loans. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds' ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below Investment Grade Securities (Junk Bonds) — The Enhanced Income, Core Fixed Income and High Yield Bond Funds may invest in below investment grade securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more

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susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Convertible and Preferred Securities — Certain Funds may invest in convertible and preferred securities, which have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities — The Enhanced Income, Core Fixed Income, U.S. Fixed Income, Real Return and High Yield Bond Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — The Funds are subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities, as described in the "Below Investment Grade Securities (Junk Bond)" paragraph above.

Currency — The Enhanced Income and Core Fixed Income Funds take active positions in currencies, and the Global Managed Volatility Fund takes passive positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investment in currencies may subject the Global Managed Volatility Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Derivatives — The Enhanced Income, Core Fixed Income, U.S. Fixed Income and Real Return Funds may invest in derivatives. Derivatives are instruments that derive their value from an underlying security,

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financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. Futures Risk, Options Risk, Forward Contracts Risk and Swap Agreements Risk are each discussed below in further detail.

Distressed Securities — Distressed securities are debt securities or other securities or assets of companies or other assets experiencing financial distress, including bankruptcy. Distressed securities frequently do not produce income while they are outstanding and may require the High Yield Bond Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default. If a distressed issuer defaults, the Fund may experience legal difficulties and negotiations with creditors and other claimants. The Fund may recover none or only a small percentage of its investment or have a time lag between when an investment is made and when the value of the investment is realized. Distressed securities may be illiquid.

Equity Market — Because the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility and Real Estate Funds will significantly invest in equity securities, those Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Fixed Income Market — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets — The Global Managed Volatility, Enhanced Income, Core Fixed Income and Real Return Funds may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds' investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various

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risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries or developing countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Developed countries are countries with overall high levels of economic prosperity. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Contracts Risk — Certain Funds may invest in forward contracts for speculative or hedging purposes. A forward contracts involves a negotiated obligation to purchase or sell a specific security at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Forwards are also subject to credit risk, liquidity and leverage risk, each of which is further described elsewhere in this section.

Futures Risk — Certain Funds may use futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser and sub-adviser to predict movements of the underlying securities markets, which requires different

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skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Hedged Strategies — The U.S. Managed Volatility and Global Managed Volatility Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies. The investment strategies employed by the Funds that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Funds' price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Index Tracking — The S&P 500 Index Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. The Fund is subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The sub-adviser purchases only a representative portion of the securities in the S&P 500 Index, and therefore, the performance of the Fund's portfolio of securities may not match that of the S&P 500 Index. Depending on the sub-adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

Inflation Protected Security Risk — The Real Return Fund may invest in inflation protected securities, including Treasury Inflation Protected Securities (TIPS), the value of which generally will fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increase when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Interest Rate — Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. Government securities, in which the Funds invest, while a fall in interest rates typically causes a rise in values in such securities.

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Investment Company — The Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When a Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of its underlying investments and lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity — Each Fund is subject to liquidity risk, which exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Mortgage-Backed Securities — The Enhanced Income, Core Fixed Income, U.S. Fixed Income and Real Return Funds may invest in mortgage-backed securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds' mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities in which the Funds invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment

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than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share price.

Options Risk — Certain Funds may purchase and write put and call options and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. Risks associated with options transactions include: (i) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (ii) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Investments in options are also subject to leverage risk, liquidity risk, which is further described above.

Real Estate Industry — The Real Estate Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs or REOCs. Risk associated with investment in REITs is further discussed below.

REITs — The S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap and Real Estate Funds may invest in REITs. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs. A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

Short Sales — The Large Cap, U.S. Managed Volatility and Global Managed Volatility Funds may engage in short sales transactions. Short sales are transactions in which the Funds sell a security they do not own. To complete a short sale, the Funds must borrow the security to deliver to the buyer. The Funds are then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Funds and the Funds will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Funds replace the borrowed security. The Funds' investment strategies of reinvesting proceeds received from selling securities short may effectively create leverage,

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which can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Small-Capitalization Company — The smaller capitalization companies in which certain Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Swap Agreements Risks — The Enhanced Income, Core Fixed Income, U.S. Fixed Income and Real Return Funds may use swaps, which are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor," respectively). A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

U.S. Government Securities Risk — The Enhanced Income, Core Fixed Income, U.S. Fixed Income and Real Return Funds may invest in U.S. Government Securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those strategies (Strategies). The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

In managing the Funds, except the S&P 500 Index Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to

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distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICIES

The following information describes the various indices referred to in the Performance Information sections of this Prospectus.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

The S&P 500 Index is a widely recognized, market capitalization-weighted (number of shares outstanding multiplied by stock price) index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

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The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

The MSCI World Index, Hedged is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The Morgan Stanley MSCI World Index, Hedged consists of approximately 23 developed market countries.

The MSCI World Minimum Volatility Index, 100% Hedged to USD is designed to serve as a transparent and relevant benchmark for managed volatility equity strategies across the developed market world. The index aims to reflect the performance characteristics of a minimum-variance or managed volatility equity strategy, focused on absolute return and volatility with the lowest absolute risk.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs. The index is capitalization-weighted.

The BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The Merrill Lynch U.S. High Yield Master II Constrained Index reflects the reinvestment of dividends.

The Barclays Capital 1-5 Year U.S. TIPS Index represents an unmanaged market index composed of all U.S. Treasury inflation-linked indexed securities with maturities of 1 to 5 years.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC, in addition to the other sub-advisers and portfolio managers listed below, acts as adviser and portfolio manager for a portion of the following Funds' assets.

HIGH YIELD BOND FUND:

SIMC serves as the adviser to the High Yield Bond Fund. David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the assets in the High Yield Bond Fund in a manner that SIMC believes will help the High Yield Bond Fund achieve its investment goals. Mr. Aniloff joined SIMC in 2000 and currently serves as a senior portfolio manager on the Global High Yield Team. Mr. Aniloff was also a key

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developer of SIMC's structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC's proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC's suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Mr. Aniloff has held his current position with SIMC for more than 5 years.

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

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SIMC serves as the investment adviser to the Funds. SIMC makes investment decisions for the High Yield Bond and Real Return Funds and continuously reviews, supervises and administers each Fund's investment program. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the fiscal year ended September 30, 2010, SIMC received investment advisory fees, as a percentage of each Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.39%	0.36%
Large Cap Value Fund	0.35%	0.29%
Large Cap Growth Fund	0.40%	0.35%
S&P 500 Index Fund	0.03%	0.03%
Small Cap Fund	0.65%	0.60%
Small Cap Value Fund	0.65%	0.63%
Small Cap Growth Fund	0.65%	0.61%
Mid-Cap Fund	0.40%	0.40%
U.S. Managed Volatility Fund	0.65%	0.39%
Global Managed Volatility Fund	0.65%	0.45%
Real Estate Fund	0.65%	0.63%
Enhanced Income Fund	0.40%	0.18%
Core Fixed Income Fund	0.275%	0.25%
U.S. Fixed Income Fund	0.275%	0.25%
High Yield Bond Fund	0.4875%	0.45%
Real Return Fund	0.22%	0.12%

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period October 1, 2009 through September 30, 2010.

Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because the Funds' adviser, the Funds' administrator and/or the Funds' distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor are limited to the Funds' direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). In addition, some Funds may participate in a commission recapture program where the Funds' trades may be executed through the Funds' distributor, and a portion of the commissions paid on those trades are then used to pay the Funds' expenses. The Funds' adviser, the Funds' administrator and/or

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the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' actual total annual fund operating expenses for the most recent fiscal year were as follows:

Fund Name — Class I Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and after commission recapture, if applicable)*
Large Cap Fund	1.28%	1.15%	1.14%	1.14%
Large Cap Value Fund	1.25%	1.12%	1.11%	1.11%
Large Cap Growth Fund	1.29%	1.12%	1.11%	1.11%
S&P 500 Index Fund	0.80%	0.66%	0.65%	0.65%
Small Cap Fund	1.55%	1.40%	1.39%	1.39%
Small Cap Value Fund	1.54%	1.37%	1.37%	1.36%
Small Cap Growth Fund	1.54%	1.36%	1.36%	1.36%
Mid-Cap Fund	1.30%	1.29%	1.28%	1.26%
U.S. Managed Volatility Fund	1.54%	1.25%	1.25%	1.25%
Global Managed Volatility Fund	1.57%	1.37%	1.36%	1.36%
Real Estate Fund	1.55%	1.38%	1.37%	1.36%
Enhanced Income Fund	1.33%	0.86%	0.85%	0.85%
Core Fixed Income Fund	1.11%	0.90%	0.89%	0.89%
U.S. Fixed Income Fund	1.12%	0.92%	0.91%	0.91%
High Yield Bond Fund	1.40%	1.12%	1.11%	1.11%
Real Return Fund	1.11%	0.70%	0.70%	0.70%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

LARGE CAP FUND:

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Large Cap Fund.

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Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a sub-adviser to the Large Cap Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 in various capacities, most recently as a principal and executive vice president. He is responsible for large-cap growth, small/mid-cap growth, all-cap growth, and global growth portfolios. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993, most recently as a principal and portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998, most recently as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 2004, most recently as a portfolio manager.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 17th Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Fund. The portfolio managers of the Large Cap Fund's assets allocated to LMCM are Mary Chris Gay (Value Equity) and Robert Hagstrom, CFA (Growth Equity). Ms. Gay and Mr. Hagstrom are responsible for the day-to-day management and investment decisions made with respect to the Large Cap Fund. Ms. Gay manages the Value Equity portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM's Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for more than the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for more than the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher, and Lawrence K. Fisher are responsible for the

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management of the portion of the Large Cap Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Large Cap Fund. QMA typically follows a team approach in the management of its portfolios. The members of QMA's portfolio management team with primary responsibility for managing the portion of the Large Cap Fund's assets allocated to QMA are listed below. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Mitchell B. Stern, Ph.D., and Devang Gambhirwala. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the Large Cap Fund. She also oversees all portfolio management activities for QMA. Ms. Stumpp is extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA's predecessor in 1987. Mr. Xu, QMA's Managing Director, is responsible for the portfolio management and investment research for the Large Cap Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Mr. Xu joined QMA's predecessor in 1997. Mr. Stern, a Principal, is responsible for the portfolio management and investment research for the Large Cap Fund. He is also responsible for research, development, and management of structured products, tax-managed separate accounts and long-short strategies of QMA. Mr. Stern joined QMA's predecessor in 1997. He also has twelve years of experience as a consultant to portfolio managers and hedge funds on quantitative investment strategies. Mr. Gambhirwala, a Principal, is responsible for portfolio management of the Large Cap Fund. He is also responsible for overseeing QMA's quantitative core long-short and large-cap equity portfolios, and for the management of structured products. Mr. Gambhirwala joined QMA's predecessor in 1986.

WestEnd Advisors LLC: WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

LARGE CAP VALUE FUND:

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has

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been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Large Cap Value Fund.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Value Fund's assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009 and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management. Dr. Banner, previously INTECH's Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to Lazard. The team consists of Andrew Lacey, Deputy Chairman and Portfolio Manager/Analyst, J. Richard Tutino, CFA, Managing Director and Portfolio Manager/Analyst, Ronald Temple, Managing Director and Portfolio Manager/Analyst, Nicholas Sordoni, CFA, Senior Vice President and Portfolio Manager/Analyst. Mr. Lacey joined Lazard in 1996 as a portfolio manager and is responsible for oversight of U.S. and Global strategies and is a member of the portfolio management team. He also is a Portfolio Manager/Analyst on various Lazard U.S. Equity and Global Equity teams. Mr. Tutino joined Lazard in 1997 as a Portfolio Manager/Analyst for U.S. large cap equities. Mr. Temple joined Lazard in 2001 as a Portfolio Manager/Analyst on various Lazard U.S. Equity teams. He is also Co-Director of Research for Lazard's Global Research Platform and has primary research coverage of the Financials sector. Mr. Sordoni joined Lazard in 2002 as a Portfolio Manager/Analyst on the U.S. Equity Value team.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

LARGE CAP GROWTH FUND:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a sub-adviser to the

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Large Cap Growth Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Growth Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 in various capacities, most recently as a principal and executive vice president. He is responsible for large-cap growth, smid-cap growth all-cap growth, and global growth portfolios. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993, most recently as a principal and portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998, most recently as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 2004, most recently as a portfolio manager.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Growth Fund's assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009 and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management. Dr. Banner, previously INTECH's Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 17th Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Growth Fund. The portfolio manager of the Large Cap Growth Fund's assets allocated to LMCM is Robert Hagstrom, CFA. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for more than the last five years.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Growth Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Growth Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio

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Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

S&P 500 INDEX FUND:

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the sub-adviser to the S&P 500 Index Fund. The S&P 500 Index Fund is managed by the Global Structured Products Group. Portfolio Managers Kristin Carcio and Karl Schneider, principals of SSgA FM, are members of SSgA FM's Global Structured Products Group and have day-to-day management responsibility of the S&P 500 Index Fund. Ms. Carcio joined the firm in 2007. Prior to joining SSgA, Kristin worked in the fixed income research group at Loomis, Sayles & Co., where she was responsible for the analysis of ABS and CMBS. Mr. Schneider joined the firm in 1996. He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

SMALL CAP FUND:

Allianz Global Investors Capital LLC: Allianz Global Investors Capital, LLC ("AGI Capital"), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Fund. Michael Corelli and Eric Sartorius, CFA manage the portion of the Small Cap Fund's assets allocated to AGI Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Fund. Mr. Corelli, Managing Director, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 1999 as a senior analyst and became a lead portfolio manager in 2003. Mr. Sartorius, Senior Vice President, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 2001 as a senior research analyst and became a portfolio manager in 2008.

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Integrity Asset Management, LLC: Integrity Asset Management, LLC (Integrity), located at 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Integrity. This team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, Mirsat Nikovic, CFA, J. Bryan Tinsley, CFA and William H. McNett, CFA. With the exception of Mr. Nikovic, who joined the team in 2007, each of the team members has been with Integrity for seven years and is currently responsible for participating in security selection for the Small Cap Fund. Mr. Nikovic was previously employed as a Senior Equity Analyst/Trader with Warrington Partners.

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Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to LA Capital. This team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (Robeco), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Robeco. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, Portfolio Manager, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Messrs. Shuster and Weiss joined Robeco in 1999 to head up the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own small cap value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman and Mr. Lee both joined the firm in 1998 as research analysts specializing in financial services. Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a research associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Small Cap Fund. Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the portion of the Small Cap Fund's assets allocated to Wellington Management since inception. Mr. Rome joined Wellington Management as an investment professional in 1994.

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

SMALL CAP VALUE FUND:

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a sub-adviser to the Small Cap Value Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. serve as portfolio managers of the portion of the Small Cap Value Fund's assets allocated to Artisan and are responsible for researching investment opportunities and the securities selection process. Messrs. Satterwhite and

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Kieffer are Managing Directors of Artisan and have co-managed Artisan's Small-Cap Value Strategy for over 5 years. They both joined Artisan in 1997. Mr. Sertl became co-manager of the portion of the Small Cap Value Fund's assets allocated to Artisan in May 2006. Prior to that time, Mr. Sertl was an analyst working with Mr. Satterwhite and Mr. Kieffer on Artisan's small-cap value strategy, including the Small Cap Value Fund. Mr. Sertl joined Artisan in 2000.

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC. (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to LMCG is managed by R.Todd Vingers, CFA, a Portfolio Manager, who oversees the entire Value Team at LMCG and is responsible for researching within the small cap value universe. Mr. Vingers joined LMCG in 2003 as a small cap value portfolio manager and has over 19 years of investment experience. Prior to joining LMCG he was with American Century as a Portfolio Manager.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Small Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Small Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. He has been the Director of Research since January 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (Robeco), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to Robeco. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, Portfolio Manager, are responsible for all investment decisions regarding the Small Cap Value Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Messrs. Shuster and Weiss joined Robeco in 1999 to head up the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own small cap value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman and Mr. Lee both joined the firm in 1998 as research analysts specializing in financial services. Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a research associate with Smith Barney and one year with Prudential Securities.

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Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Small Cap Value Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst of Wellington Management, serves as the portfolio manager for the portion of the Small Cap Value Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Value Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

SMALL CAP GROWTH FUND:

Allianz Global Investors Capital LLC: Allianz Global Investors Capital, LLC (AGI Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Growth Fund. Michael Corelli and Eric Sartorius, CFA manage the portion of the Small Cap Growth Fund's assets allocated to AGI Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Growth Fund. Mr. Corelli, Managing Director, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 1999 as a senior analyst and became a lead portfolio manager in 2003. Mr. Sartorius, Senior Vice President, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 2001 as a senior research analyst and became a portfolio manager in 2008.

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Growth Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Growth Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a sub-adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund's assets allocated to Janus is managed by a team of investment professionals headed by Chad Meade and Brian A. Schaub, whose roles are to oversee portfolio construction. Mr. Meade and Mr. Schaub serve as Team Leaders for Institutional Small Cap Growth portfolios and have been Portfolio Managers and Executive Vice Presidents of the Janus Triton Fund since July 2006 and the Janus Venture Fund (closed to new investors) since July 2010. Other members of the team include Paul Berg, Eileen Hoffmann, Maneesh Modi, Scott Stutzman and Philip Cody Wheaton. Mr. Berg has been a Research Analyst at Janus since April 2004. Prior to joining Janus, Mr. Berg was a portfolio manager and senior equity analyst at Strong Capital Management. Ms. Hoffmann has been a

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Research Analyst at Janus since October 2004. Before joining Janus, Ms. Hoffman was a Vice President and Co-Portfolio Manager at Cordillera Asset Management. Mr. Modi has been a Research Analyst at Janus since May 2008. Prior to joining Janus, Mr. Modi was a Senior Research Analyst at Wasatch Advisors. Mr. Stutzman has been a Research Analyst at Janus since January 2007. Prior to joining Janus, Mr. Stutzman worked as an analyst for The Boston Company. Mr. Wheaton has been a Research Analyst at Janus since September 2001. Each team member is responsible for participating in security selection for the Fund.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California 90025, serves as a sub-adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

MID-CAP FUND:

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund's assets allocated to LMCG is managed by R.Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 19 years of investment experience. He oversees the entire Value Team at LMCG and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMCG in 2005 as a mid cap value portfolio manager and has over 34 years of investment experience. Mr. Cleven joined LMCG in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Mid-Cap Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund's assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD, Stacie L. Mintz, Daniel Carlucci, CFA and Devang Gambhirwala. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. She also oversees all portfolio management activities of QMA. Ms. Stumpp is extensively involved with quantitative research in asset allocation, security selection and portfolio construction. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. He conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Ms. Mintz, a Principal at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. She also manages the overall asset allocation for several large pension and manages several retail

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balanced portfolios and institutional equity portfolios. Mr. Carlucci, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. He also co-manages several large-cap core and small-cap core equity portfolios as well as the domestic and international index funds and is responsible for managing QMA's managed account strategies including its ADR portfolio. Mr. Gambhirwala, a Principal at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. He is also responsible for overseeing QMA's quantitative core long-short and large-cap equity portfolios, and for the management of structured products. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Ms. Mintz, Mr. Carlucci and Mr. Gambhirwala were employed by QMA's predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1992, 1984 and 1986, respectively.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Mid-Cap Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Mid-Cap Fund's assets allocated to WellsCap and manages portfolios in small, smid, and mid-cap growth. Mr. Roberts joined WellsCap in 1990 and has specialized in growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for WellsCap's Montgomery Growth Equity team.

U.S. MANAGED VOLATILITY FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund's assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 15 years ago. Ryan Brown, Portfolio Manager, has been a member of the U.S. equity team since joining Analytic three years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Brown. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to

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asset management, the investment professionals listed above work equally in managing the U.S. Managed Volatility Fund.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the U.S. Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the U.S. Managed Volatility Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.25% of the average monthly market value of the portion of the U.S. Managed Volatility Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermuelen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

GLOBAL MANAGED VOLATILITY FUND:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Global Managed Volatility Fund. A team of investment professionals manages the portion of the Fund's assets allocated to Acadian. Brendan Bradley, Director of Managed Volatility Strategies, will serve as lead portfolio manager for the portion of the Fund's assets allocated to Acadian. Mr. Bradley joined Acadian in 2004. Prior to Acadian, Brendan was a vice president at Upstream Technologies, where he designed and implemented investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies. Constantine Papageorgiou will serve as back-up portfolio manager on the portfolio. Mr. Papageorgiou joined Acadian in 2006. He is a member of Acadian's Research and Portfolio Management Team. Prior to Acadian, he was with the AlphaSimplex Group in Cambridge, where he developed news-based and high-frequency trading strategies, among other projects. He has also worked with iSpheres, Kana Communications, the MIT Artificial Intelligence Laboratory, and BBN Systems and Technology.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Global Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the Global Managed Volatility Fund's assets allocated to Analytic. The team's day-to-day portfolio management responsibilities are led by Dennis Bein, Chief Investment Officer and Portfolio Manager, and handled primarily by David Krider, a Research Analyst. Mr. Bein joined the firm in 1995 as a portfolio manager and he became Chief Investment Officer in 2004. Mr. Krider joined Analytic in 2005. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc., and served as the firm's Chief Technology Officer from 1996-2005. Harindra de Silva, PhD, President and Portfolio Manager, is primarily responsible for research on the strategy (i.e., model maintenance and design) Analytic employs in managing the portion of the Global Managed Volatility Fund's assets for which it is responsible. Dr. de Silva has been a member of the U.S. equity team since joining Analytic 11 years ago.

REAL ESTATE FUND:

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a sub-adviser to the Real Estate Fund. Anthony R. Manno, Jr., Kenneth D. Statz and

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Kevin W. Bedell serve as portfolio managers to the portion of the Real Estate Fund's assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst of Wellington Management, serves as the portfolio manager for the portion of the Real Estate Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

ENHANCED INCOME FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the Enhanced Income Fund and a team of investment professionals manages the portion of the Enhanced Income Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst in the Capital Markets Group, and became a Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a Portfolio Manager. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 20 years, 16 years and 21 years, respectively, of experience with the leveraged finance asset class.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Enhanced Income Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, serves as the portfolio manager for the portion of the Enhanced Income Fund's assets allocated to Wellington Management. Mr. Smith joined Wellington Management as an investment professional in 1992, became a fixed income portfolio manager and a Vice President in 2001, and has been a Senior Vice President since 2006.

CORE FIXED INCOME FUND:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2005. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing

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overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997, he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, Treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the Core Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC ("MetWest"), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest's Chief Investment Officer, who is responsible for developing the firm's long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Jamie Farnham and Gino Nucci, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution process of non-investment grade corporate positions; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process; and Bryan Whalen and Mitch Flack, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution of asset-backed and mortgage-backed positions. Mr. Farnham has been with MetWest since November 2002. Mr. Nucci has been with MetWest since January 2004. Mr. Whalen has been a portfolio manager and asset-backed specialist with MetWest since May 2004. Mr. Flack has been a portfolio manager and mortgage specialist with the Adviser since March 2001. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Tom O'Connor and Troy Ludgood manages the portion of the Core Fixed Income Fund's assets allocated to WellsCap. These two senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. O'Connor joined Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 10 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past

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6 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap's core fixed income strategy.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan, and Keith J. Gardner manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Eichstaedt, Lindbloom, Buchannan and Gardner are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Eichstaedt and Gardner have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994; Mr. Gardner joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005. Prior to joining Western Asset in 2005, Mr. Buchanan was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the Core Fixed Income Fund. Chief Investment Officer Stephen A. Walsh and CIO Emeritus S. Kenneth Leech manage the portion of the Core Fixed Income Fund's assets allocated to Western Asset Limited. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Each has served over 10 years as portfolio managers for Western Asset Limited.

U.S. FIXED INCOME FUND:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2005. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997, he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, Treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible

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for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the U.S. Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the U.S. Fixed Income Fund's assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC ("MetWest"), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund's assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest's Chief Investment Officer, who is responsible for developing the firm's long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Jamie Farnham and Gino Nucci, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution process of non-investment grade corporate positions; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process; and Bryan Whalen and Mitch Flack, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution of asset-backed and mortgage-backed positions. Mr. Farnham has been with MetWest since November 2002. Mr. Nucci has been with MetWest since January 2004. Mr. Whalen has been a portfolio manager and asset backed specialist with MetWest since May 2004. Mr. Flack has been a portfolio manager and mortgage specialist with the Adviser since March 2001. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the U.S. Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Tom O'Connor and Troy Ludgood manages the portion of the U.S. Fixed Income Fund's assets allocated to WellsCap. These two senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. O'Connor joined Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 10 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 6 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap's core fixed income strategy.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh,

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CIO Emeritus S. Kenneth Leech and Portfolio Managers Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan, and Keith J. Gardner manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Eichstaedt, Lindbloom, Buchannan and Gardner are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Eichstaedt and Gardner have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994; Mr. Gardner joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005. Prior to joining Western Asset in 2005, Mr. Buchanan was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the U.S. Fixed Income Fund. Chief Investment Officer Stephen A. Walsh and CIO Emeritus S. Kenneth Leech manage the portion of the U.S. Fixed Income Fund's assets allocated to Western Asset Limited. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Each has served over 10 years as portfolio managers for Western Asset Limited.

HIGH YIELD BOND FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the High Yield Bond Fund and a team of investment professionals manages the portion of the High Yield Bond Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst in the Capital Markets Group, and became a Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a Portfolio Manager. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 20 years, 16 years and 21 years, respectively, of experience with the leveraged finance asset class.

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 399 Park Avenue, 16th Floor, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. The portfolio manager of the High Yield Bond Fund's assets allocated to Brigade is Donald E. Morgan, III. Mr. Morgan is responsible for Brigade's day-to-day management and has the overall decision making authority with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in May 2006 and has served as the managing partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000-2006.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the High Yield Bond Fund. A team of investment professionals, led by Kevin P. Loome, CFA, manages the portion of the High Yield Bond Fund's assets allocated to DMC. Mr. Loome, Senior Vice President, Senior Portfolio Manager, and Head of High Yield Investments, is responsible for

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portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining DMC in August 2007, he spent eleven years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager.

Guggenheim Investment Management, LLC: Guggenheim Investment Management, LLC (GIM), with its main office located at 135 East 57th Street, 6th Floor, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. GIM was founded in 2001. Todd L. Boehly, Managing Partner, and Patrick L. Mitchell, Sr. Managing Director, manage the portion of the High Yield Bond Fund's assets allocated to GIM. Mr. Boehly is a Managing Partner and President of Guggenheim Partners, LLC, a member of Guggenheim Partners' Management Committee and of the GIM Credit Committee. Prior to joining GIM, Mr. Boehly was a Vice President at Whitney & Co. Mr. Mitchell joined GIM in 2009 as Managing Director having more than 30 years of experience in portfolio management, commercial banking, research and investments. Previously, Mr. Mitchell was a Managing Director at Maple Stone Capital Management and Metropolitan West Financial, and managed portfolios for the California State Teachers' Retirement System (the last four years as the Chief Investment Officer), the nation's second-largest pension fund.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., serves as a sub-adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and head of the high yield fixed income team, and Thomas Hauser, also a Managing Director, manage the portion of the High Yield Bond Fund's assets allocated to JPMIM. Mr. Cook is lead portfolio manager for all high yield total return strategies, sub-advised mutual fund assets and absolute return credit products. Mr. Hauser is responsible for co-managing all high yield total return strategies, sub-advised mutual fund assets and absolute return credit products as well as overseeing the high yield trading effort. Messrs. Cook and Hauser have been portfolio managers at JPMIM since June 2004.

REAL RETURN FUND:

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Real Return Fund. Lindsay Thrift Politi, Vice President and Fixed Income Portfolio Manager of Wellington Management, serves as Portfolio Manager for the portion of the Real Return Fund's assets allocated to Wellington Management to be managed in the U.S. Treasury Inflation Protected Securities (TIPS) investment approach. Ms. Politi joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class I Shares of the Funds. The Funds offer Class I Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

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HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase, sell or exchange Class I Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on

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NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or can not be valued using the methodologies described above, the Funds will value the security using the Funds' Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through the Committee designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

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Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds' administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a

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redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

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Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class I Shares of any Fund for Class I Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Funds directly by mail or telephone. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All

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exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30-day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the

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redemption fee on subsequent redemption requests received within the 30-day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee will apply to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class I Shares, shareholder servicing fees and administrative fees, as a percentage of average daily net assets, may each be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each

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month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Real Estate, Enhanced Income and Real Return Funds distribute their investment income quarterly, while the Global Managed Volatility Fund distributes its investment income annually. The Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Funds receive from an ETF taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by the ETF or REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). It is expected that distributions from the Real Return, Real Estate, High Yield Bond, Enhanced Income, Core Fixed Income and U.S. Fixed Income Funds will primarily consist of ordinary income and that distributions from the Funds will not be eligible for the lower tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how

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long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

With respect to the Global Managed Volatility Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Global Managed Volatility Fund.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of the Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income and High Yield Bond Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

Class I Shares of the Large Cap, Small Cap, U.S. Fixed Income and Real Return Funds did not have performance information as of September 30, 2010.

FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Value Fund
CLASS I
2010	$13.83	$0.18		$0.95	$1.13	$(0.20)	$—	$(0.20)	$14.76	8.23%	$10,358	1.11%	1.11%	1.24%	1.25%	64%
2009	15.78	0.26		(1.90)	(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
2008	23.95	0.36		(6.11)	(5.75)	(0.35)	(2.07)	(2.42)	15.78	(26.13)	10,861	1.11	1.11	1.22	1.85	53
2007	23.52	0.35		2.69	3.04	(0.35)	(2.26)	(2.61)	23.95	13.64	29,072	1.11	1.11	1.22	1.49	36
2006	22.43	0.31		2.42	2.73	(0.32)	(1.32)	(1.64)	23.52	13.16	31,308	1.11	1.12	1.22	1.40	58
Large Cap Growth Fund
CLASS I
2010	$17.44	$0.08		$2.02	$2.10	$(0.07)	$—	$(0.07)	$19.47	12.06%	$7,953	1.11%	1.11%	1.28%	0.41%	83%
2009	18.20	0.07		(0.76)	(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
2008	23.48	0.03		(5.29)	(5.26)	(0.02)	—	(0.02)	18.20	(22.43)	7,695	1.11	1.11	1.27	0.13	78
2007	19.75	—	*	3.73	3.73	— *	—	—	23.48	18.91	25,196	1.11	1.11	1.27	0.01	55
2006	19.04	(0.01)		0.72	0.71	—	—	—	19.75	3.73	27,780	1.11	1.12	1.27	(0.07)	89

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		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
CLASS I
2010		$29.07	$0.49	$2.29	$2.78	$(0.48)	$—	$(0.48)	$31.37	9.66%	$8,341	0.65%	0.65%	0.79%	1.63%	20%
2009		32.47	0.51	(3.12)	(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
2008		44.74	0.60	(10.12)	(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65	0.65	0.78	1.53	27
2007	(2)	41.51	0.28	3.09	3.37	(0.14)	—	(0.14)	44.74	8.12	13,233	0.65	0.65	0.78	1.29	2
2007	(3)	38.43	0.53	3.71	4.24	(0.58)	(0.58)	(1.16)	41.51	11.12	14,346	0.65	0.65	0.78	1.34	6
2006	(3)	36.26	0.47	3.46	3.93	(0.44)	(1.32)	(1.76)	38.43	11.02	13,144	0.65	0.65	0.78	1.25	18
Small Cap Value Fund
CLASS I
2010		$13.56	$0.04	$1.81	$1.85	$(0.07)	$—	$(0.07)	$15.34	13.73%	$6,933	1.36%	1.37%	1.54%	0.25%	69%
2009		15.29	0.08	(1.62)	(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
2008		21.17	0.05	(3.21)	(3.16)	(0.04)	(2.68)	(2.72)	15.29	(16.21)	8,395	1.36	1.39	1.53	0.31	91
2007		21.21	(0.01)	2.21	2.20	(0.09)	(2.15)	(2.24)	21.17	10.41	14,089	1.36	1.38	1.52	(0.04)	86
2006		21.52	—	1.98	1.98	(0.03)	(2.26)	(2.29)	21.21	10.11	14,293	1.36	1.38	1.52	0.06	72
Small Cap Growth Fund
CLASS I
2010		$12.68	$(0.06)	$1.72	$1.66	$—	$—	$—	$14.34	13.09%	$3,703	1.36%	1.36%	1.54%	(0.45)%	99%
2009		13.71	(0.02)	(1.01)	(1.03)	—	—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
2008		21.57	(0.03)	(6.12)	(6.15)	—	(1.71)	(1.71)	13.71	(30.57)	3,368	1.36	1.37	1.53	(0.19)	124
2007		18.32	(0.14)	3.39	3.25	—	—	—	21.57	17.74	9,323	1.36	1.38	1.52	(0.67)	135
2006		17.67	(0.12)	0.77	0.65	—	—	—	18.32	3.68	11,910	1.36	1.38	1.52	(0.65)	99
Mid-Cap Fund
CLASS I
2010		$13.92	$0.04	$1.89	$1.93	$(0.04)	$—	$(0.04)	$15.81	13.91%	$623	1.26%	1.28%	1.29%	0.30%	185%
2009		14.86	0.05	(0.89)	(0.84)	(0.10)	—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143
2008	(5)	22.56	0.06	(5.63)	(5.57)	(0.04)	(2.09)	(2.13)	14.86	(26.82)	52	1.26	1.26	1.27	0.33	126
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	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
U.S. Managed Volatility Fund
CLASS I
2010	$9.63	$0.11		$1.17	$1.28	$(0.12)		$—	$(0.12)	$10.79	13.38%	$37	1.25%	1.25%	1.54%	1.08%	53%
2009	11.24	0.12		(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
2008	13.43	0.09		(1.71)	(1.62)	(0.06)		(0.51)	(0.57)	11.24	(12.58)	6	1.25	1.25	1.57	0.71	85
2007 (4)	13.54	0.01		(0.05)	(0.04)	(0.07)		—	(0.07)	13.43	(0.32)	1	1.36	1.36	1.86	0.19	112
Global Managed Volatility Fund
CLASS I
2010	$7.76	$0.16		$0.25	$0.41	$(0.02	)(7)	$—	$(0.02)	$8.15	5.32%	$64	1.36%	1.36%	1.57%	2.00%	91%
2009	9.02	0.11		(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (6)	1.38 (6)	1.62	1.56	155
2008	11.20	0.14		(1.97)	(1.83)	(0.18)		(0.17)	(0.35)	9.02	(16.86)	10	1.36	1.36	1.56	1.49	113
2007 (4)	11.45	0.01		(0.26)	(0.25)	—		—	—	11.20	(2.18)	1	1.36	1.36	2.26	0.23	119
Real Estate Fund
CLASS I
2010	$9.41	$—	*	$2.49	$2.49	$(0.33	)(8)	$—	$(0.33)	$11.57	27.12%	$306	1.36%	1.37%	1.54%	0.00%	69%
2009	13.72	0.09		(4.12)	(4.03)	(0.28	)(7)	—	(0.28)	9.41	(28.83)	132	1.36	1.37	1.55	1.26	97
2008 (5)	18.55	0.13		(3.49)	(3.36)	(0.36)		(1.11)	(1.47)	13.72	(18.89)	25	1.36	1.36	1.52	0.86	52
Enhanced Income Fund
2010	$7.20	$0.16		$0.29	$0.45	$(0.20)		$—	$(0.20)	$7.45	6.35%	$16	0.85%	0.85%	1.33%	2.21%	77%
2009	8.20	0.25		(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85	0.85	1.31	3.73	132
2008	9.91	0.43		(1.63)	(1.20)	(0.51)		—	(0.51)	8.20	(12.61)	16	0.85	0.85	1.29	4.82	42
2007 (4)	10.25	0.15		(0.35)	(0.20)	(0.14)		—	(0.14)	9.91	(2.01)	11	1.09	1.09	1.56	5.78	43
Core Fixed Income Fund
CLASS I
2010	$9.97	$0.41		$0.96	$1.37	$(0.42)		$—	$(0.42)	$10.92	14.01%	$17,445	0.89%	0.89%	1.10%	3.96%	283%
2009	9.36	0.48		0.62	1.10	(0.49)		—	(0.49)	9.97	12.32	13,658	0.89	0.89	1.11	5.21	329
2008	10.19	0.49		(0.84)	(0.35)	(0.48)		—	(0.48)	9.36	(3.58)	8,090	0.90	0.90	1.09	4.87	335
2007	10.29	0.41		(0.03)	0.38	(0.48)		—	(0.48)	10.19	3.74	12,890	0.89	0.89	1.09	3.96	413
2006	10.43	0.45		(0.11)	0.34	(0.45)		(0.03)	(0.48)	10.29	3.44	14,035	0.88	0.88	1.09	4.37	478

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		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
CLASS I
2010		$6.53	$0.63	$0.74	$1.37	$(0.60)	$(0.02)	$(0.62)	$7.28	21.76%	$1,846	1.11%	1.11%	1.40%	8.96%	113%
2009		6.58	0.58	(0.01)	0.57	(0.55)	(0.07)	(0.62)	6.53	11.65	200	1.11	1.11	1.40	10.45	98
2008	(5)	8.26	0.66	(1.61)	(0.95)	(0.64)	(0.09)	(0.73)	6.58	(12.20)	47	1.11	1.11	1.38	8.96	69

† Returns and turnover rates are for the period indicated and have not been annualized.

* Amount represents less than $0.01.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) For the six months ended September 30, 2007. The Fund's fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

(3) For the year or period ended March 31.

(4) Commenced operations on June 29, 2007. All ratios for the period have been annualized.

(5) Commenced operations on October 1, 2007. All ratios for the period have been annualized.

(6) The expense ratio includes overdraft fees. Had these fees been excluded the expense ratio would have been 1.36%.

(7) Includes return of capital of less than $0.01.

(8) Includes return of capital of $0.10.

Amounts designated as "—" are $0 or have been rounded to $0.

119

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2011 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

SEI-F-105 (1/11)

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY	1

Investment Goal	1

Fees and Expenses	1

Principal Investment Strategies	2

Principal Risks	2

Performance Information	3

Management	4

Purchase and Sale of Fund Shares	4

Tax Information	4

Payments to Broker-Dealers and Other Financial Intermediaries	4

MORE INFORMATION ABOUT INVESTMENTS	5

MORE INFORMATION ABOUT RISKS	5

Risk Information	5

More Information About Principal Risks	5

GLOBAL ASSET ALLOCATION	7

INVESTMENT ADVISER AND SUB-ADVISER	7

Information About Fee Waivers	8

Sub-Advisers and Portfolio Managers	8

PURCHASING AND SELLING FUND SHARES	8

HOW TO PURCHASE FUND SHARES	9

Pricing of Fund Shares	9

Frequent Purchases and Redemptions of Fund Shares	11

Foreign Investors	12

Customer Identification and Verification and Anti-Money Laundering Program	12

HOW TO SELL YOUR FUND SHARES	13

Receiving Your Money	13

Redemptions in Kind	13

Suspension of Your Right to Sell Your Shares	14

Redemption Fee	14

Telephone Transactions	14

DISTRIBUTION OF FUND SHARES	14

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	15

DIVIDENDS, DISTRIBUTIONS AND TAXES	15

Dividends and Distributions	15

Taxes	15

FINANCIAL HIGHLIGHTS	17

HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

SEI / PROSPECTUS

S&P 500 INDEX FUND

Fund Summary

Investment Goal

Investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's Composite Stock Price Index (the S&P 500 Index).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class E Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.15%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class E Shares
Management Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund — Class E Shares	$31	$97	$169	$381

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

1

SEI / PROSPECTUS

Principal Investment Strategies

The Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is composed of approximately 500 leading U.S. publicly traded companies from a broad range of industries (mostly common stocks). The Fund generally gives the same weight to a given stock as the S&P 500 Index does. In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in exchange-traded funds (ETFs), American depository receipts (ADRs), and real estate investment trusts (REITs). The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The sub-adviser selects the Fund's securities under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser, but the sub-adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the sub-adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the sub-adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile that the underlying portfolio securities.

Investment Style Risk — The risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's and benchmark's investments and other factors.

Loss of money is a risk of investing in the Fund.

2

SEI / PROSPECTUS

Performance Information

The S&P 500 Index Fund is the successor to SEI Index Funds' S&P 500 Index Fund (the Former S&P 500 Index Fund) and the Former S&P 500 Index Fund's performance and financial history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For performance information, please call 1-800-DIAL-SEI.

The Fund commenced operations on September 17, 2007. The performance information prior to September 17, 2007 is based on the performance of the Former S&P 500 Index Fund.

Best Quarter: 15.94% (06/30/09)

Worst Quarter: -22.16% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

S&P 500 Index Fund — Class E†	1 Year	5 Years	10 Years	Since Inception (7/31/1985)
Fund Return Before Taxes	15.03%	2.08%	1.18%	9.92%
Fund Return After Taxes on Distributions	14.29%	1.45%	0.63%	8.38%
Fund Return After Taxes on Distributions and Sale of Fund Shares	9.72%	1.66%	0.86%	8.05%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	10.28%

† The Fund commenced operations on September 17, 2007. The performance information prior to September 17, 2007 is based on the performance of the Former S&P 500 Index Fund.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
SSgA Funds Management, Inc.	Kristin Carcio Karl Schneider	Since 2007 Since 1996	Vice President, Portfolio Manager Vice President, Senior Portfolio Manager

Purchase and Sale of Fund Shares

The minimum initial investment for Class E Shares is $5,000,000 with minimum subsequent investments of $1,000. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund's shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the sub-adviser complies with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Adviser use under normal conditions. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information (SAI).

The Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus.

There is no guarantee that the Fund will achieve its investment goal.

MORE INFORMATION ABOUT RISKS

Risk Information

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

ADRs Risk — The Fund may invest in ADRs. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Equity Market — Because the Fund will significantly invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic

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trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Index Tracking — The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. The Fund is subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The sub-adviser purchases only a representative portion of the securities in the S&P 500 Index, and therefore, the performance of the Fund's portfolio of securities may not match that of the S&P 500 Index. Depending on the sub-adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

Investment Company — The Fund may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When a Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of its underlying investments and lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Liquidity — The Fund is subject to liquidity risk, which exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by

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changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

GLOBAL ASSET ALLOCATION

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Fund, SIMC constructs and maintains asset allocation strategies (Strategies) for certain clients, and the Fund is designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the Strategies varies, as does the investment risk/return potential represented by the Fund and the other Funds. Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees. SSgA Funds Management, Inc., the Sub-Adviser, provides security selection advice to the Fund.

The Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Fund. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the Fund's fiscal year ended September 30, 2010, SIMC received investment advisory fees as a percentage of the Fund's average daily net assets, at the following rate:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
S&P 500 Index Fund	0.03%	0.03%

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period from October 1, 2009 through September 30, 2010.

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Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses Table in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes trustee fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The voluntary waivers of the Fund's adviser, Fund's administrator and/or Fund's distributor are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (AFFE). The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Fund Name — Class E Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
S&P 500 Index Fund	0.30%	0.26%	0.25%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

Sub-Adviser and Portfolio Managers

S&P 500 INDEX FUND:

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the sub-adviser to the S&P 500 Index Fund. The S&P 500 Index Fund is managed by the Global Structured Products Group. Portfolio Managers Kristin Carcio and Karl Schneider, principals of SSgA FM, are members of SSgA FM's Global Structured Products Group and have day-to-day management responsibility of the S&P 500 Index Fund. Ms. Carcio joined the firm in 2007. Prior to joining SSgA, Kristin worked in the fixed income research group at Loomis, Sayles & Co., where she was responsible for the analysis of ABS and CMBS. Mr. Schneider joined the firm in 1996. He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class E Shares of the Fund. The Fund offers Class E Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

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HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase or sell Class E Shares by placing orders with the Transfer Agent or the Fund's authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in the Fund in any twelve-month period). For more information regarding the Fund's policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). For you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase or sell Fund shares through certain financial institutions, you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on

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which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available or can not be valued using the methodologies described above, the Fund will value the security using the Fund's Fair Value Procedures, as described below.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund's administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Fund's administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through the Committee designated by the Fund's Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

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The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Fund's administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

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ii.  if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund's policies, the Fund may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund may be sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Board of Trustees may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

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Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

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Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

The Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for the Fund.

The purpose of the redemption fee is to offset the cost to the Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30-day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30-day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee will apply to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Fund. SIDCo. receives no compensation for distributing the Fund's Class E Shares. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection

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with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income quarterly as dividends to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Dividends that are designated by the Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets). Distributions that the Fund receives from an ETF taxable as a regulated investment company will be treated as qualified dividend income only to the extent so designated by the ETF.

15

SEI / PROSPECTUS

Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Fund's SAI contains more information about taxes.

16

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class E Shares of the Fund and the Former S&P 500 Index Fund. This information is intended to help you understand the Fund's financial performance for the years ended September 30, 2008, 2009 and 2010 and the six months ended September 30, 2007 and the Former S&P 500 Index Fund's financial performance for the past two years. Some of this information reflects financial information for a single Fund share or a single Former S&P 500 Index Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund or Former S&P 500 Index Fund, assuming you reinvested all of your dividends and distributions. The information for the years ended September 30, 2008, 2009 and 2010 and the six months ended September 30, 2007 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with the Fund's September 30, 2010 financial statements, appears in the annual report. The information for the years ended March 31, 2006 and 2007 has been derived from the Former S&P 500 Index Fund's financial statements, which have been audited by KPMG LLP, the Former S&P 500 Index Fund's independent registered public accounting firm. You can obtain the SAI and annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

		Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment (Loss) Income to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
CLASS E
2010		$29.12	$0.61	$2.29	$2.90	$(0.60)	$—	$(0.60)	$31.42	10.10%	$1,046,410	0.25%	0.25%	0.29%	2.02%	20%
2009		32.54	0.61	(3.12)	(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29
2008		44.85	0.75	(10.14)	(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)	805,606	0.25	0.25	0.53	1.95	27
2007	(2)	41.57	0.30	3.17	3.47	(0.19)	—	(0.19)	44.85	8.34	1,072,141	0.25	0.25	0.53	1.70	2
2007	(3)	38.48	0.69	3.72	4.41	(0.74)	(0.58)	(1.32)	41.57	11.57	1,127,189	0.25	0.25	0.53	1.74	6
2006	(3)	36.31	0.62	3.48	4.10	(0.61)	(1.32)	(1.93)	38.48	11.49	1,684,857	0.25	0.25	0.53	1.65	18

† Returns and turnover rates are for the period indicated and have not been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) For the six months ended September 30, 2007. The Fund's fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

(3) For the year or period ended March 31.

Amounts designated as "—" are either $0 or have been rounded to $0.

17

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2011 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

SEI-F-127 (1/11)

SEI Institutional Managed Trust

Prospectus as of January 31, 2011

S&P 500 Index Fund
(TRQIX)

Class E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class E Shares of the S&P 500 Index Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI Institutional Managed Trust

Prospectus as of January 31, 2011

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund

Class G

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY

LARGE CAP FUND	1

LARGE CAP VALUE FUND	5

LARGE CAP GROWTH FUND	9

TAX-MANAGED LARGE CAP FUND	13

SMALL CAP FUND	19

SMALL CAP VALUE FUND	23

SMALL CAP GROWTH FUND	27

TAX-MANAGED SMALL CAP FUND	31

MID-CAP FUND	35

U.S. MANAGED VOLATILITY FUND	39

GLOBAL MANAGED VOLATILITY FUND	44

TAX-MANAGED MANAGED VOLATILITY FUND	49

REAL ESTATE FUND	54

ENHANCED INCOME FUND	58

CORE FIXED INCOME FUND	64

U.S. FIXED INCOME FUND	71

HIGH YIELD BOND FUND	76

REAL RETURN FUND	80

SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS	84

Purchase and Sale of Fund Shares	84

Tax Information	84

Payments to Broker-Dealers and Other Financial Intermediaries	84

MORE INFORMATION ABOUT INVESTMENTS	85

MORE INFORMATION ABOUT RISKS	85

Risk Information Common to the Fund	85

More Information About Principal Risks	86

GLOBAL ASSET ALLOCATION	93

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES	94

INVESTMENT ADVISER AND SUB-ADVISERS	96

Information About Fee Waivers	97

Sub-Advisers and Portfolio Managers	98

PURCHASING, EXCHANGING AND SELLING FUND SHARES	120

HOW TO PURCHASE FUND SHARES	120

Pricing of Fund Shares	121

Frequent Purchases and Redemption of Fund Shares	123

Foreign Investors	124

Customer Identification and Verification and Anti-Money Laundering Program	124

HOW TO EXCHANGE YOUR FUND SHARES	125

HOW TO SELL YOUR FUND SHARES	125

Receiving Your Money	126

Redemptions in Kind	126

Suspension of Your Right to Sell Your Shares	126

Redemption Fee	126

Telephone Transactions	127

DISTRIBUTION AND SERVICE OF FUND SHARES	127

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	127

DIVIDENDS, DISTRIBUTIONS AND TAXES	127

Dividends and Distributions	127

Taxes	128

FINANCIAL HIGHLIGHTS	130

HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

SEI / PROSPECTUS

LARGE CAP FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.39%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.28%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Fund — Class G Shares	$130	$406	$702	$1,545

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.45% (09/30/10)

Worst Quarter: -11.99% (06/30/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Fund — Class A	1 Year	Since Inception (9/30/2009)
Return Before Taxes	13.26%	15.73%
Return After Taxes on Distributions	11.68%	14.31%
Return After Taxes on Distributions and Sale of Fund Shares	8.68%	12.64%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	16.10%	18.12%

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SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

Delaware Management Company	Jeffrey S. Van Harte Christopher J. Bonavico Daniel J. Prislin Christopher M. Ericksen	Since 2005 Since 2005 Since 2005 Since 2005	Senior Vice President and
Chief Investment Officer — Focus
Growth Equity
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Portfolio Manager and
Equity Analyst

Legg Mason Capital Management, Inc.	Mary Chris Gay Robert Hagstrom	Since 1989 Since 1998	Senior Vice President & Portfolio Manager Senior Vice President & Portfolio Manager

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Neuberger Berman Management LLC	John J. Barker Daniel Rosenblatt Daniel J. Fletcher Lawrence K. Fisher	Since 1994 Since 1990 Since 2004 Since 1998	Managing Director Managing Director Managing Director Managing Director

Quantitative Management Associates LLC	Margaret S. Stumpp Peter Xu Mitchell B. Stern Devang Gambhirwala	Since 1987* Since 1997* Since 1997* Since 1986*	Chief Investment Officer Managing Director Principal Principal

WestEnd Advisors LLC	Robert L. Pharr	Since 2004	Managing Partner, Chief Investment Officer

* Includes years of experience with Quantitative Management Associates LLC and its predecessors.

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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SEI / PROSPECTUS

LARGE CAP VALUE FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund — Class G Shares	$127	$397	$686	$1,511

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Value Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.14% (06/30/03)

Worst Quarter: -20.73% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2009 to those of the Russell 1000 Value Index. The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

7

SEI / PROSPECTUS

Large Cap Value Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (10/3/1994)
Return Before Taxes	14.55%	0.35%	2.57%	7.63%
Return After Taxes on Distributions	13.97%	-0.56%	1.79%	6.14%
Return After Taxes on Distributions and Sale of Fund Shares	9.42%	0.30%	2.11%	6.06%
Russell 1000 Value Index Return (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%	9.02%

* The Fund's actual inception date is April 20, 1987. Between April 20, 1987 and October 3, 1994, the Fund was advised by a different investment adviser. Accordingly, performance shown in the chart above is from October 3, 1994. Index returns are shown from October 31, 1994.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

INTECH Investment Management LLC	E. Robert Fernholz, Ph.D. Dr. Adrian Banner Joseph Runnels	Since 1987 Since 2002 Since 1998	Chief Investment Officer Co-Chief Investment Officer Vice President, Portfolio Management

Lazard Asset Management LLC	Andrew Lacey J. Richard Tutino, CFA Ronald Temple, CFA Nicholas Sordini, CFA	Since 1995 Since 1997 Since 2001 Since 2002	Deputy Chairman, Portfolio Manager/Analyst Managing Director, Portfolio Manager/Analyst Managing Director, Portfolio Manager/Analyst Senior Vice President, Portfolio Manager/Analyst

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

8

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LARGE CAP GROWTH FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.29%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Fund — Class G Shares	$131	$409	$708	$1,556

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Growth Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 16.74% (12/31/01)

Worst Quarter: -24.84% (03/31/01)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Russell 1000 Growth Index. The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Large Cap Growth Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (12/20/1994)
Return Before Taxes	14.96%	2.34%	-1.72%	6.75%
Return After Taxes on Distributions	14.73%	2.25%	-1.77%	6.26%
Return After Taxes on Distributions and Sale of Fund Shares	9.70%	1.97%	-1.46%	5.80%
Russell 1000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	7.46%

* Index returns are shown from December 31, 1994.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Experience with Portfolio Manager	Sub-Adviser	Title with Sub-Adviser
Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

Delaware Management Company	Jeffrey S. Van Harte Christopher J. Bonavico Daniel J. Prislin Christopher M. Ericksen	Since 2005 Since 2005 Since 2005 Since 2005	Senior Vice President and
Chief Investment Officer —
Focus Growth Equity
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Portfolio
Manager and Equity Analyst

INTECH Investment Management LLC	E. Robert Fernholz, Ph.D. Dr. Adrian Banner Joseph Runnels	Since 1987 Since 2002 Since 1998	Chief Investment Officer Co-Chief Investment Officer Vice President, Portfolio Management

Legg Mason Capital Management, Inc.	Robert Hagstrom	Since 1998	Senior Vice President & Portfolio Manager

Neuberger Berman Management LLC	John J. Barker Daniel Rosenblatt Daniel J. Fletcher Lawrence K. Fisher	Since 1994 Since 1990 Since 2004 Since 1998	Managing Director Managing Director Managing Director Managing Director

Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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SEI / PROSPECTUS

TAX-MANAGED LARGE CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.29%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Large Cap Fund — Class G Shares	$131	$409	$708	$1,556

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the sub-advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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SEI / PROSPECTUS

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.35% (06/30/09)

Worst Quarter: -23.05% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Russell 1000 Index. The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed Large Cap Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (3/5/1998)
Return Before Taxes	13.70%	1.38%	0.93%	2.45%
Return After Taxes on Distributions	13.33%	1.17%	0.73%	2.23%
Return After Taxes on Distributions and Sale of Fund Shares	8.88%	1.12%	0.72%	2.03%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	1.83%	3.22%

* Index returns are shown from March 31, 1998.

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SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

Delaware Management Company	Jeffrey S. Van Harte Christopher J. Bonavico Daniel J. Prislin Christopher M. Ericksen	Since 2005 Since 2005 Since 2005 Since 2005	Senior Vice President and
Chief Investment Officer —
Focus Growth Equity
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Senior Portfolio
Manager and Equity Analyst
Vice President, Portfolio
Manager and Equity Analyst

Legg Mason Capital Management, Inc.	Mary Chris Gay Robert Hagstrom	Since 1989 Since 1998	Senior Vice President & Portfolio Manager Senior Vice President & Portfolio Manager

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Neuberger Berman Management LLC	John J. Barker Daniel Rosenblatt Daniel J. Fletcher Lawrence K. Fisher	Since 1994 Since 1990 Since 2004 Since 1998	Managing Director Managing Director Managing Director Managing Director

Parametric Portfolio Associates	David Stein Thomas Seto	Since 1996 Since 1998	Chief Investment Officer Director of Portfolio Management

Quantitative Management Associates LLC	Margaret S. Stumpp Peter Xu Mitchell B. Stern Devang Gambhirwala Stacie L. Mintz	Since 1987* Since 1997* Since 1997* Since 1986* Since 1992*	Chief Investment Officer Managing Director Principal Principal Principal

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SEI / PROSPECTUS

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

* Includes years of experience with Quantitative Management Associates LLC and its predecessors.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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SEI / PROSPECTUS

SMALL CAP FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Fund — Class G Shares	$158	$490	$845	$1,845

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From October 1, 2009 to September 30, 2010, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. For purposes of this Fund, a small company is a company with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 14.59% (12/31/10)

Worst Quarter: -10.09% (06/30/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Small Cap Fund — Class A	1 Year	Since Inception (9/30/2009)
Return Before Taxes	23.22%	21.78%
Return After Taxes on Distributions	19.76%	19.01%
Return After Taxes on Distributions and Sale of Fund Shares	15.30%	17.04%
Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)	26.85%	24.70%

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SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Allianz Global Investors Capital LLC	Michael Corelli Eric Sartorius	Since 1999 Since 2001	Portfolio Manager Portfolio Manager

AQR Capital Management, LLC	Clifford Asness Jacques Friedman Ronen Israel Lars Nielsen	Since 1998 Since 1998 Since 1999 Since 2000	Managing and Founding Principal Principal, Head of Global Stock Selection Principal Principal

Integrity Asset Management, LLC	Daniel G. Bandi Daniel J. DeMonica Adam I. Friedman Joe A. Gilbert Mirsat Nikovic J. Bryan Tinsley William H. McNett	Since 2003 Since 2003 Since 2003 Since 2003 Since 2003 Since 2003 Since 2003	CIO, Value Equities & Principal Senior Portfolio Manager & Principal Senior Portfolio Manager & Principal Portfolio Manager Equity Analyst Portfolio Manager Senior Portfolio Manager & Principal

Los Angeles Capital Management and Equity Research, Inc.	Thomas D. Stevens Hal W. Reynolds David R. Borger Stuart K. Matsuda Christine M. Kugler	Since 2002 Since 2002 Since 2002 Since 2002 Since 2002	Chairman, Principal CIO, Principal Director of Research, Principal Director of Trading, Principal Director of Implementation, Principal

Robeco Investment Management, Inc.	Richard Shuster Gregory Weiss	Since 1999 Since 1999	Senior Portfolio Manager Portfolio Manager

Wellington Management Company, LLP	Jamie A. Rome	Since 1994	Senior Vice President and Equity Portfolio Manager

William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 1996 Since 2005 Since 2006	Principal Principal Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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SEI / PROSPECTUS

SMALL CAP VALUE FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Value Fund — Class G Shares	$157	$486	$839	$1,834

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

24

SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.49% (06/30/09)

Worst Quarter: -27.72% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Russell 2000 Value Index. The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

25

SEI / PROSPECTUS

Small Cap Value Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (12/20/1994)
Return Before Taxes	24.14%	3.68%	8.36%	10.53%
Return After Taxes on Distributions	23.84%	2.61%	6.70%	8.73%
Return After Taxes on Distributions and Sale of Fund Shares	15.68%	2.89%	6.67%	8.53%
Russell 2000 Value Index Return (reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.42%	10.73%

* Index returns are shown from December 31, 1994.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Sub-Adviser	Title with Sub-Adviser
Artisan Partners Limited Partnership	Scott C. Satterwhite James C. Kieffer George O. Sertl, Jr.	Since 1997 Since 1997 Since 2000	Portfolio Manager Portfolio Manager Portfolio Manager

Lee Munder Capital Group, LLC	R. Todd Vingers	Since 2002	Portfolio Manager

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Martingale Asset Management, L.P.	William E. Jacques Samuel Nathans James Eysenbach	Since 1987 Since 1999 Since 2004	Chief Investment Officer and Executive Vice President Senior Portfolio Manager and Senior Vice President Director of Research and Senior Vice President

Robeco Investment Management, Inc.	Richard Shuster Gregory Weiss	Since 1999 Since 1999	Senior Portfolio Manager Portfolio Manager

Wellington Management Company, LLP	James P. Hoffmann	Since 1997	Senior Vice President and Global Industry Analyst

William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 1996 Since 2005 Since 2006	Principal Principal Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

26

SEI / PROSPECTUS

SMALL CAP GROWTH FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Fund — Class G Shares	$157	$486	$839	$1,834

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

28

SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 27.43% (06/30/03)

Worst Quarter: -29.67% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Russell 2000 Growth Index. The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Small Cap Growth Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (4/20/1992)
Return Before Taxes	24.14%	0.32%	0.42%	8.59%
Return After Taxes on Distributions	24.14%	0.02%	0.27%	6.97%
Return After Taxes on Distributions and Sale of Fund Shares	15.69%	0.25%	0.34%	6.82%
Russell 2000 Growth Index Return (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%	6.61%

* Index returns are shown from April 30, 1992.

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SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Allianz Global Investors Capital LLC	Michael Corelli Eric Sartorius	Since 1999 Since 2001	Portfolio Manager Portfolio Manager

AQR Capital Management, LLC	Clifford Asness Jacques Friedman Ronen Israel Lars Nielsen	Since 1998 Since 1998 Since 1999 Since 2000	Managing and Founding Principal Principal, Head of Global Stock Selection Principal Principal

Janus Capital Management LLC	Chad Meade Brian A. Schaub Paul Berg Eileen Hoffmann Maneesh Modi Scott Stutzman Philip Cody Wheaton	Since 2001 Since 2000 Since 2004 Since 2004 Since 2008 Since 2007 Since 2001	Portfolio Manager/Co-Portfolio Manager Portfolio Manager/Co-Portfolio Manager Research Analyst Research Analyst Research Analyst Research Analyst Research Analyst

Los Angeles Capital Management and Equity Research, Inc.	Thomas D. Stevens Hal W. Reynolds David R. Borger Stuart K. Matsuda Christine M. Kugler	Since 2002 Since 2002 Since 2002 Since 2002 Since 2002	Chairman, Principal CIO, Principal Director of Research, Principal Director of Trading, Principal Director of Implementation, Principal

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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SEI / PROSPECTUS

TAX-MANAGED SMALL CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Small Cap Fund — Class G Shares	$158	$490	$845	$1,845

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $9.80 million and $9.60 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the sub-advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

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SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.54% (06/30/03)

Worst Quarter: -27.26% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Russell 2500 Index. The Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed Small Cap Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (10/31/2000)
Return Before Taxes	24.07%	2.51%	5.11%	4.83%
Return After Taxes on Distributions	23.95%	2.02%	4.64%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	15.64%	2.09%	4.39%	4.14%
Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%	6.76%

* Index returns are shown from October 31, 2000.

33

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Century Capital Management, LLC	Donald M. Bisson	Since 2008	Partner, Portfolio Manager

Lee Munder Capital Group, LLC	R. Todd Vingers Peter Zuger Donald Cleven	Since 2002 Since 2005 Since 2002	Portfolio Manager Portfolio Manager Portfolio Manager

Los Angeles Capital Management and Equity Research, Inc.	Thomas D. Stevens Hal W. Reynolds David R. Borger Stuart K. Matsuda Christine M. Kugler	Since 2002 Since 2002 Since 2002 Since 2002 Since 2002	Chairman, Principal CIO, Principal Director of Research, Principal Director of Trading, Principal Director of Implementation, Principal

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Parametric Portfolio Associates	David Stein Thomas Seto	Since 1996 Since 1998	Chief Investment Officer Director of Portfolio Management

Wellington Management Company, LLP	Steven C. Angeli	Since 1994	Senior Vice President and Equity Portfolio Manager

Wells Capital Management Inc.	Stuart O. Roberts Jerome C. Philpott, CFA	Since 1990 Since 1991	Senior Portfolio Manager, Montgomery Growth Equity Managing Director and Senior Portfolio Manager, Montgomery Growth Equity

William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 1996 Since 2005 Since 2006	Principal Principal Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

34

SEI / PROSPECTUS

MID-CAP FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Mid-Cap Fund — Class G Shares	$132	$412	$713	$1,568

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 185% of the average value of its portfolio.

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SEI / PROSPECTUS

Principal Investment Strategies

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets in equity securities of medium sized companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $237.24 million and $22.07 billion as of December 31, 2010). The market capitalization range and the composition of the Russell Mid-Cap Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks and, to a lesser extent, REITs and securities of large capitalization companies. The Fund utilizes multiple sub-advisers to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-advisers, in managing the Fund's assets, select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that securities of medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

36

SEI / PROSPECTUS

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.52% (09/30/09)

Worst Quarter: -25.61% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Russell Mid-Cap Index. The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Mid-Cap Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (2/16/1993)
Return Before Taxes	23.40%	2.46%	6.87%	9.51%
Return After Taxes on Distributions	23.20%	1.67%	5.87%	7.91%
Return After Taxes on Distributions and Sale of Fund Shares	15.19%	1.93%	5.66%	7.70%
Russell Mid-Cap Index Return (reflects no deduction for fees, expenses or taxes)	25.47%	4.66%	6.54%	10.58%

* Index returns are shown from February 28, 1993.

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SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Lee Munder Capital Group, LLC	R. Todd Vingers Peter Zuger Donald Cleven	Since 2002 Since 2005 Since 2002	Portfolio Manager Portfolio Manager Portfolio Manager

Quantitative Management Associates LLC	Margaret Stumpp Peter Xu Stacie L. Mintz Daniel Carlucci Devang Gambhirwala	Since 1987* Since 1997* Since 1992* Since 1984* Since 1986*	Chief Investment Officer Managing Director Principal Vice President Principal

Wells Capital Management Inc.	Stuart O. Roberts Jerome C. Philpott, CFA	Since 1990 Since 1991	Senior Portfolio Manager, Montgomery Growth Equity Managing Director and Senior Portfolio Manager, Montgomery Growth Equity

* Includes years of experience with Quantitative Management Associates LLC and its predecessors.

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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SEI / PROSPECTUS

U.S. MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.54%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Managed Volatility Fund — Class G Shares	$157	$486	$839	$1,834

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

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Principal Investment Strategies

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs and warrants.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The Fund is expected to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

Principal Risks

Derivatives Risk — The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Hedged Strategies Risk — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

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Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.54% (09/30/09)

Worst Quarter: -20.35% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Managed Volatility Fund — Class A	1 Year	5 Years	Since Inception* (10/28/2004)
Return Before Taxes	14.88%	3.13%	4.84%
Return After Taxes on Distributions	14.35%	2.58%	4.29%
Return After Taxes on Distributions and Sale of Fund Shares	9.65%	2.50%	3.98%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	4.56%

* Index returns are shown from October 31, 2004.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Analytic Investors, LLC	Dennis Bein Harindra de Silva Ryan Brown	Since 1995 Since 1995 Since 2007	President & Portfolio Manager CIO & Portfolio Manager Portfolio Manager

Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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GLOBAL MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

Capital appreciation with less volatility than the broad global equity markets.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Global Managed Volatility Fund — Class G Shares	$160	$496	$855	$1,867

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

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Principal Investment Strategies

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, and ETFs. The Fund also may use futures contracts and forwards.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. This approach is intended to manage the risk characteristics of the Fund. The Fund is expected to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the MSCI World Equity Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the sub-advisers believe would produce a less volatile return stream to the market. Each sub-adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund's currency exposure for foreign securities, the Fund may buy and sell futures or forward contracts on currencies for hedging purposes.

Principal Risks

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's passive positions in currencies , its investments may fluctuate in response to broader macroeconomic risks than if it invested only in equity securities.

Derivatives Risk — The Fund's use of futures contracts, options on futures, forward contracts and swap agreements is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

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Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Hedged Strategies Risk — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call1-800-DIAL-SEI.

Best Quarter: 7.57% (09/30/09)

Worst Quarter: -15.33% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and the MSCI World Minimum Volatility Index, which is designed to serve as a transparent and relevant benchmark for managed volatility equity strategies across the developed market world and aims to reflect the performance characteristics of a minimum-variance or managed volatility equity strategy, focused on absolute return and volatility with the lowest absolute risk.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Global Managed Volatility Fund — Class A	1 Year	Since Inception* (7/27/2006)
Return Before Taxes	7.17%	-2.43%
Return After Taxes on Distributions	7.17%	-2.73%
Return After Taxes on Distributions and Sale of Fund Shares	4.66%	-2.15%
MSCI World Index, Hedged Return (reflects no deduction for fees, expenses or taxes)	10.46%	0.41%
MSCI World Minimum Volatility Index 100% Hedged to USD Return (reflects no deduction for fees, expenses or taxes)	12.03%	2.58%

* Index returns are shown from July 31, 2006.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Acadian Asset Management LLC	Brendan Bradley Constantine Papageorgiou	Since 2004 Since 2006	Senior Vice President, Director, Managed Volatility Strategies Senior Vice President, Senior Portfolio Manager

Analytic Investors, LLC	Dennis Bein David Krider Harindra de Silva	Since 1995 Since 2005 Since 1995	CIO & Portfolio Manager Portfolio Manager President & Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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TAX-MANAGED MANAGED VOLATILITY FUND

Fund Summary

Investment Goal

To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.55%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Managed Volatility Fund — Class G Shares	$158	$490	$845	$1,845

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

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Principal Investment Strategies

The Tax-Managed Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, depositary receipts and ETFs. Although the Fund will be measured against the Russell 3000 Index, the Fund is expected to have significant sector and market capitalization deviations from the index given its focus on absolute risk as opposed to index relative risk. This could lead to significant performance deviations relative to the index over shorter-term periods.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, intends to achieve returns similar to those of the broad U.S. equity markets in a tax-efficient fashion, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. This will tend to lead the Fund's sub-advisers to construct portfolios with a low beta relative to the overall U.S. equity market. In addition, the sub-advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

Principal Risks

Derivatives Risk — The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Hedged Strategies Risk — The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies.

Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small and Medium Capitalization Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.10% (09/30/09)

Worst Quarter: -17.20% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed Managed Volatility Fund — Class A	1 Year	Since Inception* (12/20/2007)
Return Before Taxes	15.21%	0.78%
Return After Taxes on Distributions	14.67%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares	9.86%	0.54%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	16.93%	-2.01%

* Index returns are shown from December 31, 2007.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Analytic Investors, LLC	Dennis Bein Harindra de Silva Ryan Brown	Since 1995 Since 1995 Since 2007	CIO & Portfolio Manager President & Portfolio Manager Portfolio Manager

Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Parametric Portfolio Associates	Thomas Seto	Since 1998	Director of Portfolio Management

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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REAL ESTATE FUND

Fund Summary

Investment Goal

Total return, including current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	1.55%†

† Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Real Estate Fund — Class G Shares	$158	$490	$845	$1,845

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, ETFs, convertible securities and preferred stocks of REITs and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that the securities of issuers in the real estate industry may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 34.14% (06/30/09)

Worst Quarter: -38.57% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs. The index is capitalization-weighted.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Real Estate Fund — Class A	1 Year	5 Years	Since Inception* (11/13/2003)
Return Before Taxes	28.75%	1.39%	8.33%
Return After Taxes on Distributions	27.48%	-0.15%	6.73%
Return After Taxes on Distributions and Sale of Fund Shares	18.62%	0.47%	6.46%
Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)	29.12%	2.32%	8.44%

* Index returns are shown from November 30, 2003.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Security Capital Research & Management Incorporated	Anthony R. Manno, Jr. Kenneth D. Statz Kevin W. Bedell	Since 1994 Since 1995 Since 1996	CEO, President and Chief Investment Officer Managing Director Managing Director

Wellington Management Company, LLP	James P. Hoffmann	Since 1997	Senior Vice President and Global Industry Analyst

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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ENHANCED INCOME FUND

Fund Summary

Investment Goal

Capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES
(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.75%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.68%
Total Annual Fund Operating Expenses	1.33%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Enhanced Income Fund — Class G Shares	$135	$421	$729	$1,601

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

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Principal Investment Strategies

The Enhanced Income Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund's sub-advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund's average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser, allocating the assets among multiple sub-advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month LIBOR.

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may also invest in other financial instruments or use other investment techniques to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Principal Risks

Asset-backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

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Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead

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or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.93% (06/30/09)

Worst Quarter: -19.59% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the 3-Month LIBOR Index. The BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Enhanced Income Fund — Class A	1 Year	Since Inception* (7/27/2006)
Return Before Taxes	5.27%	-2.49%
Return After Taxes on Distributions	4.43%	-3.83%
Return After Taxes on Distributions and Sale of Fund Shares	3.42%	-2.83%
BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index Return (reflects no deduction for fees, expenses or taxes)	0.33%	2.95%

* Index returns are shown from July 31, 2006.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Ares Management LLC	Seth Brufsky Americo Cascella John Leupp	Since 1998 Since 1998 Since 2003	Portfolio Manager Portfolio Manager Portfolio Manager

Wellington Management Company, LLP	Timothy E. Smith	Since 1992	Senior Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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CORE FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.11%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Core Fixed Income Fund — Class G Shares	$113	$353	$612	$1,352

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 283% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The sub-advisers may also engage in currency transactions using futures and foreign currency forward contracts either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).

The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

While each sub-adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital U.S. Aggregate Bond Index. The dollar-weighted average duration of the Barclays Capital U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2010 it was 4.98 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

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Principal Risks

Asset-backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund's use of futures, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may

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be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 8.12% (09/30/09)

Worst Quarter: -3.23% (09/30/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Core Fixed Income Fund — Class A	1 Year	5 Years	10 Years	Since Inception* (5/1/1987)
Return Before Taxes	11.01%	5.85%	5.73%	6.86%
Return After Taxes on Distributions	9.50%	4.07%	3.83%	4.53%
Return After Taxes on Distributions and Sale of Fund Shares	7.13%	3.93%	3.77%	4.49%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	7.35%

* Index returns are shown from May 31, 2007.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Jennison Associates LLC	Thomas G. Wolfe Jonathan R. Longley Erik S. Brown Richard A. Klemmer Itai Lourie	Since 1999 Since 1982 Since 1989 Since 1982 Since 1996	Managing Director Managing Director Managing Director Managing Director Managing Director

J.P. Morgan Investment Management Inc.	Douglas Swanson	Since 1983	Managing Director, Lead Portfolio Manager

Metropolitan West Asset Management LLC	Tad Rivelle Laird Landmann Stephen Kane Jamie Farnham Gino Nucci Bryan Whalen Mitch Flack	Since 1996 Since 1996 Since 1996 Since 2002 Since 2004 Since 2004 Since 2001	Chief Investment Officer,
Generalist Portfolio Manager, Group
Managing Director
Generalist Portfolio Manager, Group
Managing Director
Generalist Portfolio Manager, Group
Managing Director
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager

Wells Capital Management Inc.	Tom O'Connor Troy Ludgood	Since 2000 Since 2004	Managing Director, Senior Portfolio Manager and Co-Head Managing Director, Senior Portfolio Manager and Co-Head

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Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Western Asset Management Company	Stephen A. Walsh S. Kenneth Leech Carl L. Eichstaedt Mark S. Lindbloom Michael C. Buchanan Keith J. Gardner	Since 1991 Since 1990 Since 1994 Since 2005 Since 2005 Since 1994	Chief Investment Officer, Portfolio
Manager
Chief Investment Officer Emeritus,
Portfolio Manager
Portfolio Manager
Portfolio Manager
Head of Credit, Portfolio Manager
Head of Developing Markets,
Portfolio Manager

Western Asset Management Company Limited	Stephen A. Walsh S. Kenneth Leech	Since 1991 Since 1990	Chief Investment Officer, Portfolio Manager Chief Investment Officer Emeritus, Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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U.S. FIXED INCOME FUND

Fund Summary

Investment Goal

Current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.60%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.12%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Fixed Income Fund — Class G Shares	$114	$356	$617	$1,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover rate was 299% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the U.S. Fixed Income Fund will invest at least 80% of its net assets in investment grade U.S. fixed income securities. The Fund will invest primarily in U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Sub-advisers are selected for their expertise in managing various kinds of fixed income securities, and each sub-adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

While each sub-adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2010 it was 4.98 years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

Principal Risks

Asset-backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

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Derivatives Risk — The Fund's use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Investment Style Risk — The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 3.48% (06/30/10)

Worst Quarter: -0.94% (12/31/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

U.S. Fixed Income Fund — Class A	1 Year	Since Inception* (7/2/2009)
Return Before Taxes	7.52%	7.90%
Return After Taxes on Distributions	5.19%	5.82%
Return After Taxes on Distributions and Sale of Fund Shares	4.97%	5.56%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	6.27%

* Index returns are shown from July 31, 2009.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Jennison Associates LLC	Thomas G. Wolfe Jonathan R. Longley Erik S. Brown Richard A. Klemmer Itai Lourie	Since 1999 Since 1982 Since 1989 Since 1982 Since 1996	Managing Director Managing Director Managing Director Managing Director Managing Director

J.P. Morgan Investment Management Inc.	Douglas Swanson	Since 1983	Managing Director, Lead Portfolio Manager

Metropolitan West Asset Management LLC	Tad Rivelle Laird Landmann Stephen Kane Jamie Farnham Gino Nucci Bryan Whalen Mitch Flack	Since 1996 Since 1996 Since 1996 Since 2002 Since 2004 Since 2004 Since 2001	Chief Investment Officer, Generalist
Portfolio Manager, Group Managing
Director
Generalist Portfolio Manager, Group
Managing Director
Generalist Portfolio Manager, Group
Managing Director
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager
Specialist Portfolio Manager

Wells Capital Management Inc.	Tom O'Connor Troy Ludgood	Since 2000 Since 2004	Managing Director, Senior Portfolio Manager and Co-Head Managing Director, Senior Portfolio Manager and Co-Head

Western Asset Management Company	Stephen A. Walsh S. Kenneth Leech Carl L. Eichstaedt Mark S. Lindbloom Michael C. Buchanan Keith J. Gardner	Since 1991 Since 1990 Since 1994 Since 2005 Since 2005 Since 1994	Chief Investment Officer, Portfolio
Manager
Chief Investment Officer Emeritus,
Portfolio Manager
Portfolio Manager
Portfolio Manager
Head of Credit, Portfolio Manager
Head of Developing Markets, Portfolio
Manager

Western Asset Management Company Limited	Stephen A. Walsh S. Kenneth Leech	Since 1991 Since 1990	Chief Investment Officer, Portfolio Manager Chief Investment Officer Emeritus, Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.49%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.66%
Total Annual Fund Operating Expenses	1.40%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
High Yield Bond Fund — Class G Shares	$143	$443	$766	$1,680

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. In managing the Fund's assets, the sub-advisers and, to the extent applicable, SIMC, select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

Principal Risks

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower of the loan and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price

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fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Investment Style Risk — The risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Loss of money is a risk of investing in the Fund.

Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 22.11% (06/30/09)

Worst Quarter: -21.94% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

This table compares the Fund's average annual total returns for Class A Shares to those of the BofA Merrill Lynch U.S. High Yield Master II Constrained Index. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The Merrill Lynch U.S. High Yield Master II Constrained Index reflects the reinvestment of dividends. In prior years, the Fund's return had been compared to the CS First Boston High Yield Index. The Fund's adviser believes that the BofA Merrill Lynch U.S. High Yield

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Master II Constrained Index better represents the U.S. high yield market and the Fund's investment opportunities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund — Class A	1 Year	5 Years	10 Years	Since Inception (1/11/1995)
Return Before Taxes	17.42%	7.14%	7.90%	7.55%
Return After Taxes on Distributions	13.83%	3.66%	4.52%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	11.17%	3.94%	4.66%	4.16%
BofA Merrill Lynch U.S. High Yield Master II Constrained Index Return (reflects no deduction for fees, expenses or taxes)	15.07%	8.83%	8.75%	N/A†

† The BofA Merrill Lynch U.S. High Yield Master II Constrained Index Return for the Since Inception period is not provided since returns for the index are not available prior to 1996.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Adviser	Portfolio Manager	Experience with Adviser	Title with Adviser
SEI Investments Management Corporation	David S. Aniloff	Since 2000	Vice President, Senior Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Ares Management LLC	Seth Brufsky Americo Cascella John Leupp	Since 1998 Since 1998 Since 2003	Portfolio Manager Portfolio Manager Portfolio Manager

Brigade Capital Management LLC	Donald E. Morgan, III	Since 2006	Manager Partner

Delaware Management Company	Kevin P. Loome	Since 2007	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Guggenheim Investment Management, LLC	Todd Boehly Patrick Mitchell	Since 2001 Since 2009	Managing Partner Sr. Managing Director

J.P. Morgan Investment Management Inc.	Robert Cook Thomas Hauser	Since 2004 Since 2004	Managing Director Managing Director

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 84 of this prospectus.

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REAL RETURN FUND

Fund Summary

Investment Goal

Total return exceeding the rate of inflation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class G Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.25%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.22%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.11%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Real Return Fund — Class G Shares	$113	$353	$612	$1,352

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

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Principal Investment Strategies

The Real Return Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Securities index swaps are used to manage the inflation adjusted return of the Fund.

The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies.

Principal Risks

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund's use of futures, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

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Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Issuer Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

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Performance Information

As of January 31, 2011, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.16% (06/30/10)

Worst Quarter: 0.55% (12/31/10)

Average Annual Total Returns (for the periods ended December 31, 2010)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Real Return Fund — Class A	1 Year	Since Inception* (7/2/2009)
Return Before Taxes	3.50%	5.15%
Return After Taxes on Distributions	2.79%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	2.27%	3.93%
Barclays Capital 1-5 Year U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	3.86%	5.84%

* Index returns are shown from July 31, 2009.

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Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Wellington Management Company, LLP	Lindsay Thrift Politi	Since 2000	Vice President and Fixed Income Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please see the "Summary of Other Information About the Funds" section below.

SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS

Purchase and Sale of Fund Shares

There is no minimum initial or subsequent investment requirement. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your own tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds' shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT INVESTMENTS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers (each, a Sub-Adviser and, together, the Sub-Advisers), who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the sub-advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the High Yield Bond and Real Return Funds' assets in a manner that it believes will help the Funds achieve their investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions; however, each Fund may also invest in other securities, use other strategies and engage in other investment practices.

These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, for temporary defensive purposes, the Small Cap, Small Cap Growth, Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds may invest all or a portion of their assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

ADR Risk — The Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds may invest in ADRs. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Asset-Backed Securities — The Enhanced Income, Core Fixed Income and U.S. Fixed Income Funds may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds' recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Funds may suffer a loss if they cannot sell collateral quickly and receive the amount they are owed.

Bank Loans — The Enhanced Income, Core Fixed Income and High Yield Bond Funds may invest in bank loans. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds' ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below Investment Grade Securities (Junk Bonds) — The Enhanced Income, Core Fixed Income and High Yield Bond Funds may invest in below investment grade securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the

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prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Convertible and Preferred Securities — Certain Funds may invest in convertible and preferred securities, which have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities — The Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — The Funds are subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Funds to lose money. The Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities, as described in the "Below Investment Grade Securities (Junk Bond)" paragraph above.

Currency — The Global Managed Volatility, Enhanced Income and Core Fixed Income Funds take active positions in currencies, and the Global Managed Volatility Fund takes passive positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investment in currencies may subject the Global Managed Volatility Fund to additional risks and the value of the Fund's investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Derivatives — The U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income, Core Fixed Income, U.S. Fixed Income and Real Return Funds may invest in derivatives. Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds, and of the derivative instruments relating to those securities, may not be

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proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. Futures Risk, Options Risk, Forward Contracts Risk and Swap Agreements Risk are each discussed below in further detail.

Distressed Securities — Distressed securities are debt securities or other securities or assets of companies or other assets experiencing financial distress, including bankruptcy. Distressed securities frequently do not produce income while they are outstanding and may require the High Yield Bond Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default. If a distressed issuer defaults, the Fund may experience legal difficulties and negotiations with creditors and other claimants. The Fund may recover none or only a small percentage of its investment or have a time lag between when an investment is made and when the value of the investment is realized. Distressed securities may be illiquid.

Equity Market — Because the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Real Estate Funds will significantly invest in equity securities, those Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Fixed Income Market — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets — The Global Managed Volatility, Enhanced Income, Core Fixed Income and Real Return Funds may invest in foreign issuers, including issuers located in emerging market countries. Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds' investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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Emerging market countries or developing countries are countries that the World Bank classifies as low, low-middle and upper-middle income countries. Developed countries are countries with overall high levels of economic prosperity. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Contracts Risk — Certain Funds may invest in forward contracts for speculative or hedging purposes. A forward contracts involves a negotiated obligation to purchase or sell a specific security at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Forwards are also subject to credit risk, liquidity and leverage risk, each of which is further described elsewhere in this section.

Futures Risk — Certain Funds may use futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The risks of futures include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the adviser and sub-adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

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Hedged Strategies — The U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the sub-advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some sub-advisers may use long-only strategies. The investment strategies employed by the Funds that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the sub-advisers use to manage the Funds' price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Inflation Protected Security Risk — The Real Return Fund may invest in inflation protected securities, including Treasury Inflation Protected Securities (TIPS), the value of which generally will fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increase when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Interest Rate — Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. Government securities, in which the Funds invest, while a fall in interest rates typically causes a rise in values in such securities.

Investment Company — The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When a Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of its underlying investments and lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

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Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity — Each Fund is subject to liquidity risk, which exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Mortgage-Backed Securities — The Enhanced Income, Core Fixed Income, U.S. Fixed Income and Real Return Funds may invest in mortgage-backed securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds' mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities in which the Funds invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share price.

Options Risk — Certain Funds may purchase and write put and call options and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. Risks associated with options transactions include: (i) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (ii) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Investments in options are also subject to leverage risk, liquidity risk, which is further described above.

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Real Estate Industry — The Real Estate Fund's investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs or REOCs. Risk associated with investment in REITs is further discussed below.

REITs — The Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap and Mid-Cap Funds may invest in REITs. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs. A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

Short Sales — The Large Cap, Tax-Managed Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds may engage in short sales transactions. Short sales are transactions in which the Funds sell a security they do not own. To complete a short sale, the Funds must borrow the security to deliver to the buyer. The Funds are then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Funds and the Funds will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Funds replace the borrowed security. The Funds' investment strategies of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Small-Capitalization Company — The smaller capitalization companies in which certain Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Swap Agreements Risks — The Enhanced Income, Core Fixed Income, U.S. Fixed Income, and Real Return Funds may use swaps, which are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap" or "floor,"

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respectively). A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

U.S. Government Securities Risk — The Enhanced Income, Core Fixed Income, U.S. Fixed Income and Real Return Funds may invest in U.S. Government securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources and, therefore, such obligations are not backed by the full faith and credit of the United States government.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially

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the High Yield Bond Fund, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

In managing the Funds SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES

The following information describes the various indices referred to in the Performance Information sections of this Prospectus.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

The Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index

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membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with lower growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

The Russell 2500 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,500 smallest U.S. companies out of the 3,000 largest U.S. companies.

The Russell Mid-Cap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest U.S. companies.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

The MSCI World Index, Hedged is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The Morgan Stanley MSCI World Index, Hedged consists of approximately 23 developed market countries.

The MSCI World Minimum Volatility Index, 100% Hedged to USD is designed to serve as a transparent and relevant benchmark for managed volatility equity strategies across the developed market world. The index aims to reflect the performance characteristics of a minimum-variance or managed volatility equity strategy, focused on absolute return and volatility with the lowest absolute risk.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and REOCs. The index is capitalization-weighted.

The BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar-denominated deposits.

The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least 1 year.

The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged, trader-priced portfolio constructed to mirror the public high yield debt market. The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly. The Merrill Lynch U.S. High Yield Master II Constrained Index reflects the reinvestment of dividends.

The Barclays Capital 1-5 Year U.S. TIPS Index represents an unmanaged market index composed of all U.S. Treasury inflation-linked indexed securities with maturities of 1 to 5 years.

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INVESTMENT ADVISER AND SUB-ADVISERS

SIMC, in addition to the other sub-advisers and portfolio managers listed below, acts as adviser and portfolio manager for a portion of the following Funds' assets.

HIGH YIELD BOND FUND:

SIMC serves as the adviser to the High Yield Bond Fund. David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the assets in the High Yield Bond Fund in a manner that SIMC believes will help the High Yield Bond Fund achieve its investment goals. Mr. Aniloff joined SIMC in 2000 and currently serves as a senior portfolio manager on the Global High Yield Team. Mr. Aniloff was also a key developer of SIMC's structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC's proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC's suite of Global High Yield Funds inclusive of manager evaluation and selection as well as risk management. Mr. Aniloff has held his current position with SIMC for more than 5 years.

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC serves as the investment adviser to the Funds. SIMC makes investment decisions for the High Yield Bond Fund and continuously reviews, supervises and administers each Fund's investment program. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under

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management. For the fiscal year ended September 30, 2010, SIMC received investment advisory fees as a percentage of each Fund's average daily net assets, at the following annual rates:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.39%	0.36%
Large Cap Value Fund	0.35%	0.29%
Large Cap Growth Fund	0.40%	0.35%
Tax-Managed Large Cap Fund	0.40%	0.33%
Small Cap Fund	0.65%	0.60%
Small Cap Value Fund	0.65%	0.63%
Small Cap Growth Fund	0.65%	0.61%
Tax-Managed Small Cap Fund	0.65%	0.54%
Mid-Cap Fund	0.40%	0.40%
U.S. Managed Volatility Fund	0.65%	0.39%
Global Managed Volatility Fund	0.65%	0.45%
Tax-Managed Managed Volatility Fund	0.65%	0.38%
Real Estate Fund	0.65%	0.63%
Enhanced Income Fund	0.40%	0.18%
Core Fixed Income Fund	0.275%	0.25%
U.S. Fixed Income Fund	0.275%	0.25%
High Yield Bond Fund	0.4875%	0.45%
Real Return Fund	0.22%	0.12%

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period October 1, 2009 through September 30, 2010.

Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because the Funds' adviser, the Funds' administrator and/or the Funds' distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor are limited to the Funds' direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). In addition, some Funds may participate in a commission recapture program where the Funds' trades may be executed through the Funds' distributor, and a portion of the commissions paid on those trades are then used to pay the Funds' expenses. The Funds' adviser, the Funds' administrator and/or

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the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' actual total annual fund operating expenses were as follows:

Fund Name — Class G Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and after commission recapture, if applicable)*
Large Cap Fund	1.28%	1.15%	1.14%	1.14%
Large Cap Value Fund	1.25%	1.12%	1.11%	1.11%
Large Cap Growth Fund	1.29%	1.12%	1.11%	1.11%
Tax-Managed Large Cap Fund	1.29%	1.14%	1.14%	1.14%
Small Cap Fund	1.55%	1.40%	1.39%	1.39%
Small Cap Value Fund	1.54%	1.37%	1.37%	1.36%
Small Cap Growth Fund	1.54%	1.36%	1.36%	1.36%
Tax-Managed Small Cap Fund	1.55%	1.14%	1.13%	1.11%
Mid-Cap Fund	1.30%	1.29%	1.28%	1.26%
U.S. Managed Volatility Fund	1.54%	1.25%	1.25%	1.25%
Global Managed Volatility Fund	1.57%	1.37%	1.36%	1.36%
Tax-Managed Managed Volatility Fund	1.55%	1.26%	1.25%	1.25%
Real Estate Fund	1.55%	1.38%	1.37%	1.36%
Enhanced Income Fund	1.33%	0.86%	0.85%	0.85%
Core Fixed Income Fund	1.11%	0.90%	0.89%	0.89%
U.S. Fixed Income Fund	1.12%	0.92%	0.91%	0.91%
High Yield Bond Fund	1.40%	1.12%	1.11%	1.11%
Real Return Fund	1.11%	0.70%	0.70%	0.70%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

LARGE CAP FUND:

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio

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accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Large Cap Fund.

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a sub-adviser to the Large Cap Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a sub-adviser to the Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 in various capacities, most recently as a principal and executive vice president. He is responsible for large-cap growth, small/mid-cap growth, all-cap growth and global growth portfolios. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993, most recently as a principal and portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998, most recently as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 2004, most recently as a portfolio manager.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 17th Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Fund. The portfolio managers of the Large Cap Fund's assets allocated to LMCM are Mary Chris Gay (Value Equity) and Robert Hagstrom, CFA (Growth Equity). Ms. Gay and Mr. Hagstrom are responsible for the day-to-day management and investment decisions made with respect to the Large Cap Fund. Ms. Gay manages the Value Equity portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM's Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for more than the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for more than the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

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Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher, and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Large Cap Fund. QMA typically follows a team approach in the management of its portfolios. The members of QMA's portfolio management team with primary responsibility for managing the portion of the Large Cap Fund's assets allocated to QMA are listed below. The team consists of Margaret S. Stumpp, Ph.D., Peter Xu, Ph.D., Mitchell B. Stern, Ph.D., and Devang Gambhirwala. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the Large Cap Fund. She also oversees all portfolio management activities for QMA. Ms. Stumpp is extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA's predecessor in 1987. Mr. Xu, QMA's Managing Director, is responsible for the portfolio management and investment research for the Large Cap Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Mr. Xu joined QMA's predecessor in 1997. Mr. Stern, a Principal, is responsible for the portfolio management and investment research for the Large Cap Fund. He is also responsible for research, development, and management of structured products, tax-managed separate accounts and long-short strategies of QMA. Mr. Stern joined QMA's predecessor in 1997. He also has twelve years of experience as a consultant to portfolio managers and hedge funds on quantitative investment strategies. Mr. Gambhirwala, a Principal, is responsible for portfolio management of the Large Cap Fund. He is also responsible for overseeing QMA's quantitative core long-short and large-cap equity portfolios, and for the management of structured products. Mr. Gambhirwala joined QMA's predecessor in 1986.

WestEnd Advisors LLC: WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

LARGE CAP VALUE FUND:

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio

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implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Large Cap Value Fund.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Value Fund's assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009 and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management. Dr. Banner, previously INTECH's Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to Lazard. The team consists of Andrew Lacey, Deputy Chairman and Portfolio Manager/Analyst, J. Richard Tutino, CFA, Managing Director and Portfolio Manager/Analyst, Ronald Temple, Managing Director and Portfolio Manager/Analyst, Nicholas Sordoni, CFA, Senior Vice President and Portfolio Manager/Analyst. Mr. Lacey joined Lazard in 1996 as a portfolio manager and is responsible for oversight of U.S. and Global strategies and is a member of the portfolio management team. He also is a Portfolio Manager/Analyst on various Lazard U.S. Equity and Global Equity teams. Mr. Tutino joined Lazard in 1997 as a Portfolio Manager/Analyst for U.S. large cap equities. Mr. Temple joined Lazard in 2001 as a Portfolio Manager/Analyst on various Lazard U.S. Equity teams. He is also Co-Director of Research for Lazard's Global Research Platform and has primary research coverage of the Financials sector. Mr. Sordoni joined Lazard in 2002 as a Portfolio Manager/Analyst on the U.S. Equity Value team.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Large Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Large Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

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LARGE CAP GROWTH FUND:

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a sub-adviser to the Large Cap Growth Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals responsible for all-cap growth, manages the portion of the Large Cap Growth Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 in various capacities, most recently as a principal and executive vice president. He is responsible for large-cap growth, mid-cap growth, all-cap growth, and global growth portfolios. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993, most recently as a principal and portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998, most recently as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 2004, most recently as a portfolio manager.

INTECH Investment Management LLC: INTECH Investment Management LLC (INTECH), located at CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, serves as a sub-adviser to the Large Cap Growth Fund. A team of investment professionals, led by Dr. E. Robert Fernholz, INTECH's Chief Investment Officer since January 1991, manages the portion of the Large Cap Growth Fund's assets allocated to INTECH. Dr. Fernholz sets a policy for the investment strategy and implements and supervises the optimization process. He joined the portfolio management team at INTECH in 1987. Other team members include Dr. Adrian Banner, Co-Chief Investment Officer since January 2009 and Mr. Joseph Runnels, INTECH's Vice President of Portfolio Management. Dr. Banner, previously INTECH's Senior Investment Officer from September 2007, joined the portfolio management team at INTECH in August 2002 as Director of Research. Mr. Runnels joined the portfolio management team at INTECH in June 1998 and has been Vice President of Portfolio Management since March 2003.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 17th Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Large Cap Growth Fund. The portfolio manager of the Large Cap Growth Fund's assets allocated to LMCM is Robert Hagstrom, CFA. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for more than the last five years.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Large Cap Growth Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Large Cap Growth Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML

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in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

TAX-MANAGED LARGE CAP FUND:

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Tax-Managed Large Cap Fund.

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a sub-adviser to the Large Cap Growth Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Tax-Managed Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 in various capacities, most recently as a principal and executive vice president. He is responsible for large-cap growth, small/mid-cap growth, all-cap growth and global growth portfolios. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993, most recently as a principal and portfolio manager. Daniel J. Prislin, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998, most recently as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 2004, most recently as a portfolio manager.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 17th Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the

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Tax-Managed Large Cap Fund. The portfolio managers of the Tax-Managed Large Cap Fund's assets allocated to LMCM are Mary Chris Gay (Value Equity) and Robert Hagstrom, CFA (Growth Equity). Ms. Gay is responsible for the day-to-day management and investment decisions made with respect to the Tax-Managed Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM's Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for more than the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for more than the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Tax-Managed Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Tax-Managed Large Cap Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric, led by David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investments professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to QMA. The team consists of Margaret S.

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Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the Tax-Managed Large Cap Fund. She also oversees all portfolio management activities of QMA. Ms. Stumpp is extensively involved with quantitative research in asset allocation, security selection and portfolio construction. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, research and product development for the Tax-Managed Large Cap Fund. Mr. Gambhirwala, a Principal at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. He is also responsible for overseeing QMA's quantitative core long-short and large-cap equity portfolios, and for the management of structured products. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Tax-Managed Large Cap Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern, Mr. Gambhirwala and Ms. Mintz were employed by QMA's predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997, 1986 and 1992, respectively.

SMALL CAP FUND:

Allianz Global Investors Capital LLC: Allianz Global Investors Capital, LLC (AGI Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Fund. Michael Corelli and Eric Sartorius, CFA manage the portion of the Small Cap Fund's assets allocated to AGI Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Fund. Mr. Corelli, Managing Director, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 1999 as a senior analyst and became a lead portfolio manager in 2003. Mr. Sartorius, Senior Vice President, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 2001 as a senior research analyst and became a portfolio manager in 2008.

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Integrity Asset Management, LLC: Integrity Asset Management, LLC (Integrity), located at 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Integrity. This team consists of Daniel G. Bandi, CFA, Daniel J. DeMonica, CFA, Adam I. Friedman, Joe A. Gilbert, CFA, Mirsat Nikovic, CFA, J. Bryan Tinsley, CFA and William H. McNett, CFA. With the exception of Mr. Nikovic, who joined the team in 2007, each of the team members has been with Integrity for seven years and is currently responsible for participating in security selection for the Small

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Cap Fund. Mr. Nikovic was previously employed as a Senior Equity Analyst/Trader with Warrington Partners.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California, 90025, serves as a sub-adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to LA Capital. This team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda, and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (Robeco), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Robeco. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, Portfolio Manager, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Messrs. Shuster and Weiss joined Robeco in 1999 to head up the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own small cap value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman and Mr. Lee both joined the firm in 1998 as research analysts specializing in financial services. Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a research associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Small Cap Fund. Jamie A. Rome, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the portion of the Small Cap Fund's assets allocated to Wellington Management since inception. Mr. Rome joined Wellington Management as an investment professional in 1994.

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

SMALL CAP VALUE FUND:

Artisan Partners Limited Partnership: Artisan Partners Limited Partnership (Artisan), located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a sub-adviser to the Small Cap Value Fund. Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr. serve as portfolio

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managers of the portion of the Small Cap Value Fund's assets allocated to Artisan and are responsible for researching investment opportunities and the securities selection process. Messrs. Satterwhite, Kieffer and Sertl are Managing Directors of Artisan. Messrs. Satterwhite and Kieffer have co-managed Artisan's Small-Cap Value Strategy for over 5 years. They both joined Artisan in 1997. Mr. Sertl became co-manager of the portion of the Small Cap Value Fund's assets allocated to Artisan in May 2006. Prior to that time, Mr. Sertl was an analyst working with Mr. Satterwhite and Mr. Kieffer on Artisan's small-cap value strategy, including the Small Cap Value Fund. Mr. Sertl joined Artisan in 2000.

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, a Portfolio Manager, who oversees the entire Value Team at LMCG and is responsible for researching within the small cap value universe. Mr. Vingers joined LMCG in 2003 as a small cap value portfolio manager and has over 19 years of investment experience. Prior to joining LMCG, he was with American Century as a Portfolio Manager.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Small Cap Value Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Small Cap Value Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the portion of the Small Cap Value Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Martingale Asset Management, L.P.: Martingale Asset Management, L.P. (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a sub-adviser to the Small Cap Value Fund. The portion of the Small Cap Value Fund's assets allocated to Martingale is managed by a team headed by William E. Jacques, CFA, whose role is to oversee research, valuation model and portfolio construction. Other members of the team include Samuel Nathans, CFA, and James Eysenbach, CFA, who are both responsible for portfolio construction. Mr. Jacques has been Martingale's Executive Vice President and Chief Investment Officer since 1987. Mr. Nathans has been a Senior Vice President and Senior Portfolio Manager since 1999. Mr. Eysenbach has been a Senior Vice President and Investment Portfolio Manager since 2004. He has been the Director of Research since January 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (Robeco), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Robeco. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, Portfolio Manager, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Messrs. Shuster and Weiss joined Robeco in 1999 to head up the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own small cap value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman and Mr. Lee both joined the firm in 1998 as research analysts specializing in financial services. Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro

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joined the firm in 2005 and had previously spent three years as a research associate with Smith Barney and one year with Prudential Securities.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Small Cap Value Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst of Wellington Management, serves as the portfolio manager for the portion of the Small Cap Value Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Value Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

SMALL CAP GROWTH FUND:

Allianz Global Investors Capital LLC: Allianz Global Investors Capital, LLC (AGI Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Growth Fund. Michael Corelli and Eric Sartorius, CFA manage the portion of the Small Cap Growth Fund's assets allocated to AGI Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Growth Fund. Mr. Corelli, Managing Director, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 1999 as a senior analyst and became a lead portfolio manager in 2003. Mr. Sartorius, Senior Vice President, joined AGI Capital via a predecessor affiliate (Oppenheimer Capital) in 2001 as a senior research analyst and became a portfolio manager in 2008.

AQR Capital Management, LLC: AQR Capital Management, LLC (AQR), located at 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830, serves as a sub-adviser to the Small Cap Growth Fund. Clifford Asness, Ph.D., Jacques Friedman, Ronen Israel and Lars Nielsen manage the portion of the Small Cap Growth Fund's assets allocated to AQR. Mr. Asness, Managing and Founding Principal, co-founded AQR in 1998 and has been responsible for the day to day management of the firm's investment strategies since 1998. Mr. Friedman, Principal, joined AQR at its inception in 1998. He is co-head portfolio manager and has been a founding member of the Global Stock Selection team since 1998, which is responsible for managing all of AQR's equity strategies. Messrs. Israel and Nielsen are both Principals and have also been portfolio managers of the Global Stock Selection team since joining AQR in 1999 and 2000, respectively.

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a sub-adviser to the Small Cap Growth Fund. The portion of the Small Cap Growth Fund's assets allocated to Janus is managed by a team of investment professionals headed by Chad Meade and Brian A. Schaub, whose roles are to oversee portfolio construction. Mr. Meade and Mr. Schaub serve as Team Leaders for Institutional Small Cap Growth portfolios and have been Portfolio Managers and Executive Vice Presidents of the Janus Triton Fund since July 2006 and the Janus Venture Fund (closed to new investors) since July 2010. Other members of the team include Paul Berg, Eileen Hoffmann, Maneesh Modi, Scott Stutzman and Philip Cody Wheaton.

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Mr. Berg has been a Research Analyst at Janus since April 2004. Prior to joining Janus, Mr. Berg was a portfolio manager and senior equity analyst at Strong Capital Management. Ms. Hoffmann has been a Research Analyst at Janus since October 2004. Before joining Janus, Ms. Hoffman was a Vice President and Co-Portfolio Manager at Cordillera Asset Management. Mr. Modi has been a Research Analyst at Janus since May 2008. Prior to joining Janus, Mr. Modi was a Senior Research Analyst at Wasatch Advisors. Mr. Stutzman has been a Research Analyst at Janus since January 2007. Prior to joining Janus, Mr. Stutzman worked as an analyst for The Boston Company. Mr. Wheaton has been a Research Analyst at Janus since September 2001. Each team member is responsible for participating in security selection for the Fund.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California, 90025, serves as a sub-adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda, and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

TAX-MANAGED SMALL CAP FUND:

Century Capital Management, LLC: Century Capital Management, LLC (Century) serves as a sub-adviser to a portion of the assets of the Tax-Managed Small Cap Fund. Century is a Delaware limited liability company established in 2003 and is 100% employee owned. Managing Partners Alexander L. Thorndike and Davis R. Fulkerson each own a controlling interest in the firm.

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Tax-Managed Small Cap Fund. The portion of the Tax-Managed Small Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 19 years of investment experience. He oversees the entire Value Team at LMCG and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMCG in 2005 as a mid cap value portfolio manager and has over 34 years of investment experience. Mr. Cleven joined LMCG in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Vingers is the Portfolio Manager for the small cap assets of the Tax-Managed Small Cap Fund while Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Tax-Managed Small Cap Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California, 90025, serves as a sub-adviser to the Tax-Managed Small Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small Cap Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda, and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002

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and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Small Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers of the portion of the Tax-Managed Small Cap Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.40% of the average monthly market value of the portion of the Tax-Managed Small Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Small Cap Fund. David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manage the portion of the Tax-Managed Small Cap Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have both held the same position since joining the firm.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Tax-Managed Small Cap Fund. Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, serves as Portfolio Manager of the portion of the Tax-Managed Small Cap Fund's assets allocated to Wellington Management. Mr. Angeli joined Wellington Management as an investment professional in 1994, became a Vice President in 1996, an equity portfolio manager in 1997, and a Senior Vice President in 2001.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Tax-Managed Small Cap Fund's assets allocated to WellsCap. Mr. Roberts joined WellsCap in 1990 and has specialized in small cap growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for Wells Capital Management's Montgomery Small Cap Growth Equity team.

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Tax-Managed Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has

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served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

MID-CAP FUND:

Lee Munder Capital Group, LLC: Lee Munder Capital Group, LLC (LMCG), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a sub-adviser to the Mid-Cap Fund. The portion of the Mid-Cap Fund's assets allocated to LMCG is managed by R. Todd Vingers, CFA, a Portfolio Manager, Peter Zuger, CFA, a Portfolio Manager and Donald Cleven, CFA, a Portfolio Manager. Mr. Vingers joined LMCG in 2002 as a small cap value portfolio manager and has over 19 years of investment experience. He oversees the entire Value Team at LMCG and has been responsible for researching within the small cap value universe since 2002. Mr. Zuger joined LMCG in 2005 as a mid cap value portfolio manager and has over 34 years of investment experience. Mr. Cleven joined LMCG in 2002 as a small cap value Investment Analyst. He has been a Portfolio Manager since 2009. Mr. Zuger and Mr. Cleven are Co-Portfolio Managers of the mid cap value assets of the Mid-Cap Fund. All are members of the Value Team of which Mr. Vingers is the Leader.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund's assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD, Stacie L. Mintz, Daniel Carlucci, CFA and Devang Gambhirwala. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. She also oversees all portfolio management activities of QMA. Ms. Stumpp is extensively involved with quantitative research in asset allocation, security selection and portfolio construction. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. He conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Ms. Mintz, a Principal at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. She also manages the overall asset allocation for several large pension and manages several retail balanced portfolios and institutional equity portfolios. Mr. Carlucci, a Vice President at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. He also co-manages several large-cap core and small-cap core equity portfolios as well as the domestic and international index funds and is responsible for managing QMA's managed account strategies including its ADR portfolio. Mr. Gambhirwala, a Principal at QMA, is responsible for the portfolio management and investment strategy for the portion of assets of the Mid-Cap Fund allocated to QMA. He is also responsible for overseeing QMA's quantitative core long-short and large-cap equity portfolios, and for the management of structured products. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Ms. Mintz, Mr. Carlucci and Mr. Gambhirwala were employed by QMA's predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1992, 1984 and 1986, respectively.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Mid-Cap Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Stuart O. Roberts and Jerome C. Philpott, CFA, manages the portion of the Mid-Cap Fund's assets allocated to WellsCap and manages portfolios in

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small, smid, and mid-cap growth. Mr. Roberts joined WellsCap in 1990 and has specialized in growth investing since 1983. Mr. Philpott joined WellsCap in 1991 and serves as managing director and senior portfolio manager for WellsCap's Montgomery Growth Equity team.

U.S. MANAGED VOLATILITY FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund's assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 15 years ago. Ryan Brown, Portfolio Manager, has been a member of the U.S. equity team since joining Analytic three years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Brown. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the U.S. Managed Volatility Fund.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the U.S. Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the U.S. Managed Volatility Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.25% of the average monthly market value of the portion of the U.S. Managed Volatility Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermuelen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

GLOBAL MANAGED VOLATILITY FUND:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at One Post Office Square, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Global Managed Volatility Fund.

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A team of investment professionals manages the portion of the Fund's assets allocated to Acadian. Brendan Bradley, Director of Managed Volatility Strategies, will serve as lead portfolio manager for the portion of the Fund's assets allocated to Acadian. Mr. Bradley joined Acadian in 2004. Prior to Acadian, Brendan was a vice president at Upstream Technologies, where he designed and implemented investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies. Constantine Papageorgiou will serve as back-up portfolio manager on the portfolio. Mr. Papageorgiou joined Acadian in 2006. He is a member of Acadian's Research and Portfolio Management Team. Prior to Acadian, he was with the AlphaSimplex Group in Cambridge, where he developed news-based and high-frequency trading strategies, among other projects. He has also worked with iSpheres, Kana Communications, the MIT Artificial Intelligence Laboratory, and BBN Systems and Technology.

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Global Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the Global Managed Volatility Fund's assets allocated to Analytic. The team's day-to-day portfolio management responsibilities are led by Dennis Bein, Chief Investment Officer and Portfolio Manager, and handled primarily by David Krider, a Research Analyst. Mr. Bein joined the firm in 1995 as a portfolio manager and he became Chief Investment Officer in 2004. Mr. Krider joined Analytic in 2005. Before joining Analytic, Mr. Krider was the founder of Visualize, Inc., and served as the firm's Chief Technology Officer from 1996-2005. Harindra de Silva, PhD, President and Portfolio Manager, is primarily responsible for research on the strategy (i.e., model maintenance and design) Analytic employs in managing the portion of the Global Managed Volatility Fund's assets for which it is responsible. Dr. de Silva has been a member of the U.S. equity team since joining Analytic 11 years ago.

TAX-MANAGED MANAGED VOLATILITY FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals at Analytic will make recommendations on management of the portion of the Tax-Managed Managed Volatility Fund's assets allocated to Analytic, including the purchase, sale and retention of those assets. In general, transactions that Analytic recommends will be executed by Parametric Portfolio Associates. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been Analytic's President and a portfolio manager for the U.S. equity team since joining Analytic in 1995. Ryan Brown, Portfolio Manager, has been a portfolio manager for the U.S. equity team since joining Analytic in 2007. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Bein and Mr. Brown. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals manages the portion of the Tax-Managed Managed Volatility Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and

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portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Tax-Managed Managed Volatility Fund.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Tax-Managed Managed Volatility Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.25% of the average monthly market value of the portion of the Tax-Managed Managed Volatility Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermuelen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Managed Volatility Fund. Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Managed Volatility Fund's assets allocated to Parametric. Mr. Seto has been with Parametric since 1998 and has held his current positions since joining the firm.

REAL ESTATE FUND:

Security Capital Research & Management Incorporated: Security Capital Research & Management Incorporated (Security Capital), located at 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603, serves as a sub-adviser to the Real Estate Fund. Anthony R. Manno, Jr., Kenneth D. Statz and Kevin W. Bedell serve as portfolio managers to the portion of the Real Estate Fund's assets allocated to Security Capital. Mr. Manno has been the CEO, President and Chief Investment Officer since joining Security Capital in 1994. Mr. Statz has been a Managing Director and Senior Market Strategist since joining Security Capital in 1995. He is responsible for the development and implementation of portfolio investment strategy. Since 2004, Mr. Bedell has been a Managing Director, and he directs the investment analysis team. Mr. Bedell joined the firm in 1996 as a Senior Vice President.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Real Estate Fund. James P. Hoffmann, Senior Vice President and Global Industry Analyst of Wellington Management, serves as the portfolio manager for the portion of the Real Estate Fund's assets allocated to Wellington Management. Mr. Hoffmann joined Wellington Management as an investment professional in 1997.

ENHANCED INCOME FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the Enhanced Income Fund and a team of

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investment professionals manages the portion of the Enhanced Income Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst in the Capital Markets Group, and became a Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a Portfolio Manager. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 20 years, 16 years and 21 years, respectively, of experience with the leveraged finance asset class.

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Enhanced Income Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, serves as the portfolio manager for the portion of the Enhanced Income Fund's assets allocated to Wellington Management. Mr. Smith joined Wellington Management as an investment professional in 1992, became a fixed income portfolio manager and a Vice President in 2001, and has been a Senior Vice President since 2006.

CORE FIXED INCOME FUND:

Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2005. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997, he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, Treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the Core Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the Core Fixed Income Fund's assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

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Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals manages the portion of the Core Fixed Income Fund's assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio Manager and MetWest's Chief Investment Officer, who is responsible for developing the firm's long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Jamie Farnham and Gino Nucci, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution process of non-investment grade corporate positions; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process; and Bryan Whalen and Mitch Flack, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution of asset-backed and mortgage-backed positions. Mr. Farnham has been with MetWest since November 2002. Mr. Nucci has been with MetWest since January 2004. Mr. Whalen has been a portfolio manager and asset-backed specialist with MetWest since May 2004. Mr. Flack has been a portfolio manager and mortgage specialist with the Adviser since March 2001. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the Core Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Tom O'Connor and Troy Ludgood manages the portion of the Core Fixed Income Fund's assets allocated to WellsCap. These two senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. O'Connor joined Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 10 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 6 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap's core fixed income strategy.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan, and Keith J. Gardner manages the portion of the Core Fixed Income Fund's assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Eichstaedt, Lindbloom, Buchannan and Gardner are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Eichstaedt and Gardner have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994; Mr. Gardner joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager

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from 1986-2005. Prior to joining Western Asset in 2005, Mr. Buchanan was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a sub-adviser to the Core Fixed Income Fund. Chief Investment Officer Stephen A. Walsh and CIO Emeritus S. Kenneth Leech manage the portion of the Core Fixed Income Fund's assets allocated to Western Asset Limited. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Each has served over 10 years as portfolio managers for Western Asset Limited.

U.S. FIXED INCOME FUND:

Jennison Associates LLC: Jennison Associates LLC: Jennison Associates LLC (Jennison), located at 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund's assets allocated to Jennison. The team consists of Thomas G. Wolfe, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Jonathan R. Longley, CFA, Co-Head of Fixed Income, Managing Director and Fixed Income Portfolio Manager, Erik S. Brown, CFA, Managing Director and Fixed Income Portfolio Manager, Richard A. Klemmer, CFA, Managing Director and Fixed Income Portfolio Manager and Itai Lourie, CFA, Managing Director and Fixed Income Portfolio Manager. Mr. Wolfe joined Jennison in 1999 as a portfolio manager and became a co-head of the Fixed Income team in 2005. He is responsible for co-developing and managing overall portfolio strategy and overseeing corporate bond selection. Mr. Longley joined Jennison in 1982 as a portfolio manager and became a co-head of the Fixed Income team in 1994. He is responsible for co-developing overall strategy and overseeing and managing yield curve positioning. Mr. Brown joined Jennison in 1989 as a fixed income trader specializing in mortgage securities. Since 1997, he has been part of the portfolio management team and is responsible for managing yield curve, mortgage, Treasury strategy and security selection. Mr. Klemmer joined Jennison in 1982 to develop its fixed income analytic systems and to participate in the management of structured fixed income portfolios. He is responsible for managing corporate and asset-backed securities selection. Mr. Lourie joined Jennison in 1996 as a Fixed Income Trader and had been the lead trader for Treasuries, agencies and mortgage-backed securities for 7 years. In 2005, he joined the portfolio management team and is responsible for managing mortgage and asset-backed securities selection.

J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., located at 245 Park Avenue, New York, New York 10167, serves as a sub-adviser to the U.S. Fixed Income Fund. Douglas Swanson, a Managing Director and Portfolio Manager, manages the portion of the U.S. Fixed Income Fund's assets allocated to JPMIM. Mr. Swanson is responsible for establishing daily tactical decision-making for all taxable bond money management as it relates to strategic investment policy and benchmarking, composite and investment style oversight and performance oversight. Mr. Swanson joined JPMIM in 1983 as an analyst and became a Managing Director in 1998.

Metropolitan West Asset Management LLC: Metropolitan West Asset Management LLC (MetWest), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017, serves as a sub-adviser to the U.S. Fixed Income Fund. A team of investment professionals manages the portion of the U.S. Fixed Income Fund's assets allocated to MetWest. The team consists of Tad Rivelle, a Generalist Portfolio

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Manager and MetWest's Chief Investment Officer, who is responsible for developing the firm's long-term economic outlook that guides strategies; Laird Landmann, a Generalist Portfolio Manager, whose role is to co-manage security selection and the trade execution process; Jamie Farnham and Gino Nucci, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution process of non-investment grade corporate positions; Stephen Kane, CFA, a Generalist Portfolio Manager and Managing Director, who is responsible for co-managing security selection and the trade execution process; and Bryan Whalen and Mitch Flack, Specialist Portfolio Managers, who manage and oversee the security selection and trade execution of asset-backed and mortgage-backed positions. Mr. Farnham has been with MetWest since November 2002. Mr. Nucci has been with MetWest since January 2004. Mr. Whalen has been a portfolio manager and asset backed specialist with MetWest since May 2004. Mr. Flack has been a portfolio manager and mortgage specialist with the Adviser since March 2001. Messrs. Rivelle, Landmann and Kane founded MetWest in August 1996.

Wells Capital Management Inc.: Wells Capital Management Inc. (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a sub-adviser to the U.S. Fixed Income Fund. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of WellsCap. A team of investment professionals led by Senior Portfolio Managers Tom O'Connor and Troy Ludgood manages the portion of the U.S. Fixed Income Fund's assets allocated to WellsCap. These two senior team members are responsible for top-down and capital allocation decisions, security selection, and risk management. Mr. O'Connor joined Montgomery Asset Management (Montgomery), which was acquired by Wells Fargo & Company in 2003, in 2000, and began his investment career in 1988. He has served as a Senior Portfolio Manager, Director of Mortgage and Structured Products and a Portfolio Manager at WellsCap for the past 10 years. Mr. Ludgood joined WellsCap in 2004 and began his investment career in 2000. He has served as a Senior Portfolio Manager and Senior Trader at WellsCap for the past 6 years. The Montgomery Core Fixed Income portfolio managers are responsible for overseeing WellsCap's core fixed income strategy.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a sub-adviser to the Core Fixed Income Fund. A team of investment professionals led by Chief Investment Officer Stephen A. Walsh, CIO Emeritus S. Kenneth Leech and Portfolio Managers Carl L. Eichstaedt, Mark S. Lindbloom, Michael C. Buchanan, and Keith J. Gardner manages the portion of the U.S. Fixed Income Fund's assets allocated to Western Asset. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Eichstaedt, Lindbloom, Buchannan and Gardner are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Messrs. Leech, Walsh, Eichstaedt and Gardner have each served as Portfolio Managers for Western Asset for over 10 years. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Walsh joined Western Asset as a Portfolio Manager in 1991; Mr. Eichstaedt joined Western Asset as a Portfolio Manager in 1994; Mr. Gardner joined Western Asset as a Portfolio Manager in 1994 and both Mr. Lindbloom and Mr. Buchanan joined Western Asset as Portfolio Managers in 2005. Prior to joining Western Asset, Mr. Lindbloom was employed by Citigroup Asset Management as a Portfolio Manager from 1986-2005. Prior to joining Western Asset in 2005, Mr. Buchanan was employed by Credit Suisse Asset Management as the Head of US Credit Products from 2003-2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom,

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serves as a sub-adviser to the U.S. Fixed Income Fund. Chief Investment Officer Stephen A. Walsh and CIO Emeritus S. Kenneth Leech manage the portion of the U.S. Fixed Income Fund's assets allocated to Western Asset Limited. Messrs. Leech and Walsh are responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Each has served over 10 years as portfolio managers for Western Asset Limited.

HIGH YIELD BOND FUND:

Ares Management LLC: Ares Management LLC (Ares), located at 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067, serves as a sub-adviser to the High Yield Bond Fund and a team of investment professionals manages the portion of the High Yield Bond Fund's assets allocated to Ares. The team consists of Seth Brufsky, Americo Cascella and John Leupp. Mr. Brufsky joined Ares in March 1998 as a Lead Portfolio Manager. Mr. Cascella joined Ares in August 1998 as a Senior Investment Analyst in the Capital Markets Group, and became a Portfolio Manager in 2005. Mr. Leupp joined Ares in October 2003 as a Senior Analyst in the Capital Markets Group and currently serves as a Portfolio Manager. Mr. Brufsky, Mr. Cascella and Mr. Leupp have over 20 years, 16 years and 21 years, respectively, of experience with the leveraged finance asset class.

Brigade Capital Management, LLC: Brigade Capital Management, LLC (Brigade), located at 399 Park Avenue, 16th Floor, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. The portfolio manager of the High Yield Bond Fund's assets allocated to Brigade is Donald E. Morgan, III. Mr. Morgan is responsible for Brigade's day-to-day management and has the overall decision making authority with respect to the High Yield Bond Fund. Mr. Morgan formed Brigade in May 2006 and has served as the managing partner of Brigade since that date. Prior to forming Brigade, Mr. Morgan was the Head of the High Yield Division of MacKay Shields LLC from 2000-2006.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the High Yield Bond Fund. A team of investment professionals, led by Kevin P. Loome, CFA, manages the portion of the High Yield Bond Fund's assets allocated to DMC. Mr. Loome, Senior Vice President, Senior Portfolio Manager, and Head of High Yield Investments, is responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining DMC in August 2007, he spent eleven years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager.

Guggenheim Investment Management, LLC: Guggenheim Investment Management, LLC (GIM), with its main office located at 135 East 57th Street, 6th Floor, New York, New York 10022, serves as a sub-adviser to the High Yield Bond Fund. GIM was founded in 2001. Todd L. Boehly, Managing Partner, and Patrick L. Mitchell, Sr. Managing Director, manage the portion of the High Yield Bond Fund's assets allocated to GIM. Mr. Boehly is a Managing Partner and President of Guggenheim Partners, LLC, a member of Guggenheim Partners' Management Committee and of the GIM Credit Committee. Prior to joining GIM, Mr. Boehly was a Vice President at Whitney & Co. Mr. Mitchell joined GIM in 2009 as Managing Director having more than 30 years of experience in portfolio management, commercial banking, research and investments. Previously, Mr. Mitchell was a Managing Director at Maple Stone Capital Management and Metropolitan West Financial, and managed portfolios for the California State Teachers' Retirement System (the last four years as the Chief Investment Officer), the nation's second-largest pension fund.

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J.P. Morgan Investment Management Inc.: J.P. Morgan Investment Management Inc. (JPMIM), a wholly owned subsidiary of JPMorgan Chase & Co., serves as a sub-adviser to the High Yield Bond Fund. Robert Cook, a Managing Director and head of the high yield fixed income team, and Thomas Hauser, also a Managing Director, manage the portion of the High Yield Bond Fund's assets allocated to JPMIM. Mr. Cook is lead portfolio manager for all high yield total return strategies, sub-advised mutual fund assets and absolute return credit products. Mr. Hauser is responsible for co-managing all high yield total return strategies, sub-advised mutual fund assets and absolute return credit products as well as overseeing the high yield trading effort. Messrs. Cook and Hauser have been portfolio managers at JPMIM since June 2004.

REAL RETURN FUND:

Wellington Management Company, LLP: Wellington Management Company, LLP (Wellington Management), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a sub-adviser to the Real Return Fund. Lindsay Thrift Politi, Vice President and Fixed Income Portfolio Manager of Wellington Management, serves as Portfolio Manager for the portion of the Real Return Fund's assets allocated to Wellington Management to be managed in the U.S. Treasury Inflation Protected Securities (TIPS) investment approach. Ms. Politi joined Wellington Management as an investment professional in 2000.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class G Shares of the Funds. The Funds offer Class G Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase, sell or exchange Class G Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

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You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or can not be valued using the methodologies described above, the Funds will value the security using the Funds' Fair Value Procedures, as described below.

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Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through the Committee designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund

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calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds' administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

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The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the

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application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class G Shares of any Fund for Class G Shares of any other fund of SEI Institutional Managed Trust on any Business Day [by contacting the Funds directly by mail or telephone]. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30-day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30-day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

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The redemption fee will apply to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Class G Shares. The distribution fee for Class G Shares, as a percentage of average daily net assets, may be up to 0.25%.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class G Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed

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Managed Volatility, Real Estate, Enhanced Income and Real Return Funds distribute their investment income quarterly, while the Global Managed Volatility Fund distributes its investment income annually. The Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Funds. Distributions that the Funds receive from an ETF taxable as a regulated investment company or a REIT will be treated as qualified dividend income only to the extent so designated by the ETF or REIT. The Real Estate, High Yield Bond, Core Fixed Income, U.S. Fixed Income, Enhanced Income and Real Return Funds each expects to distribute primarily ordinary income distributions. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

With respect to the Global Managed Volatility Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in this Fund.

The Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds use a tax management technique known as highest in, first out. Using this technique, the portfolio holdings

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that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds' SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

As of September 30, 2010, Class G Shares of the Funds had not commenced operations.

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2011 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

SEI-X-XXX (X/XX)

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY	1

INVESTMENT GOAL	1

FEES AND EXPENSES	1

PRINCIPAL INVESTMENT STRATEGIES	1

PRINCIPAL RISKS	2

PERFORMANCE INFORMATION	3

MANAGEMENT	4

PURCHASE AND SALE OF FUND SHARES	5

TAX INFORMATION	5

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	5

MORE INFORMATION ABOUT INVESTMENTS	6

MORE INFORMATION ABOUT RISKS	6

Risk Information	6

More Information About Principal Risks	6

ASSET ALLOCATION	8

MORE INFORMATION ABOUT THE FUND'S BENCHMARK INDEX	8

INVESTMENT ADVISER AND SUB-ADVISERS	9

Information About Fee Waivers	9

Sub-Advisers and Portfolio Managers	10

PURCHASING, EXCHANGING AND SELLING FUND SHARES	12

HOW TO PURCHASE FUND SHARES	12

Pricing of Fund Shares	13

Frequent Purchases and Redemptions of Fund Shares	15

Foreign Investors	16

Customer Identification and Verification and Anti-Money Laundering Program	16

HOW TO EXCHANGE YOUR FUND SHARES	17

HOW TO SELL YOUR FUND SHARES	17

Receiving Your Money	17

Redemptions in Kind	18

Suspension of Your Right to Sell Your Shares	18

Redemption Fee	18

Telephone Transactions	18

DISTRIBUTION AND SERVICE OF FUND SHARES	19

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	19

DIVIDENDS, DISTRIBUTIONS AND TAXES	19

Dividends and Distributions	19

Taxes	19

FINANCIAL HIGHLIGHTS	21

HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

SEI / PROSPECTUS

TAX-MANAGED LARGE CAP FUND

Fund Summary

Investment Goal

High long-term after-tax returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class Y Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Managed Large Cap Fund — Class Y Shares	$76	$237	$411	$918

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including exchange-traded funds (ETFs) and American

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depository receipts (ADRs). For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the sub-advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Principal Risks

American Depository Receipts ("ADRs") — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including among other things, political, social and economic developments abroad and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in

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value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund's share price.

Small Capitalization Risk — Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Taxation Risk — The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class Y Shares commenced operations on April 8, 2002. Therefore, performance for the periods prior to April 8, 2002 is calculated using the performance of the Fund's Class A Shares. Performance of the Class A Shares has not been adjusted for the expenses of the Class Y Shares. If performance of the Class A Shares had been adjusted, performance would be higher because the expenses of the Class Y Shares are lower than those of the Class A Shares.

Best Quarter:  17.47% (06/30/09)

Worst Quarter: -22.97% (12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2010)

As noted above, the Fund's Class Y Shares commenced operations on April 8, 2002. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares. The average annual total returns for the Class A Shares have not been adjusted for the expenses of the Class Y Shares. If the average annual total returns of the Class A

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Shares had been adjusted, they would be higher because the expenses of the Class Y Shares are lower than those of the Class A Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed Large Cap Fund — Class Y	1 Year	5 Years	10 Years	Since Inception* (3/5/1998)
Return Before Taxes	13.96%	1.69%	1.20%	2.66%
Return After Taxes on Distributions	13.58%	1.48%	0.98%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares	9.05%	1.39%	0.94%	2.21%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	1.83%	3.22%

* Index returns are shown from March 31, 1998.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Aronson+Johnson+Ortiz, LP	Theodore R. Aronson Stefani Cranston Gina Marie N. Moore Martha E. Ortiz R. Brian Wenzinger Christopher J.W. Whitehead	Since 1984 Since 1991 Since 1993 Since 1987 Since 2000 Since 2000	Managing Principal Principal Principal Principal Principal Principal

Brown Investment Advisory Incorporated	Kenneth M. Stuzin, CFA	Since 1996	Partner, Portfolio Manager

Delaware Management Company	Jeffrey S. Van Harte Christopher J. Bonavico Daniel J. Prislin Christopher M. Ericksen	Since 2005 Since 2005 Since 2005 Since 2005	Senior Vice President and Chief Investment
Officer — Focus Growth Equity
Vice President, Senior Portfolio Manager and
Equity Analyst
Vice President, Senior Portfolio Manager and
Equity Analyst
Vice President, Portfolio Manager and Equity
Analyst

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Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Legg Mason Capital Management, Inc.	Mary Chris Gay Robert Hagstrom	Since 1989 Since 1998	Senior Vice President & Portfolio Manager Senior Vice President & Portfolio Manager

LSV Asset Management	Josef Lakonishok Menno Vermeulen Puneet Mansharamani	Since 1994 Since 1995 Since 2000	CEO, CIO, Partner and Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Neuberger Berman Management LLC	John J. Barker Daniel Rosenblatt Daniel J. Fletcher Lawrence K. Fisher	Since 1994 Since 1990 Since 2004 Since 1998	Managing Director Managing Director Managing Director Managing Director

Parametric Portfolio Associates	David Stein Thomas Seto	Since 1996 Since 1998	Chief Investment Officer Director of Portfolio Management

Quantitative Management Associates LLC	Margaret S. Stumpp Peter Xu Mitchell B. Stern Devang Gambhirwala Stacie L. Mintz	Since 1987* Since 1997* Since 1997* Since 1986* Since 1992*	Chief Investment Officer Managing Director Principal Principal Principal

* Includes years of experience with Quantitative Management Associates LLC and its predecessors.

Purchase and Sale of Fund Shares

The minimum initial investment for Class Y Shares is $100,000 with minimum subsequent investments of $1,000. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax-advisor regarding the rules governing your own tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund's shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT INVESTMENTS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers (each, a Sub-Adviser, and, together, the Sub-Advisers) who manage portions of the Fund's assets in a way they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the sub-advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in more detail in the Fund's Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

ADRs — ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

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Equity Market — Because the Fund will significantly invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investment Company — The Fund may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When a Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of its underlying investments and lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Leverage — Certain Fund transactions, such as short sales, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity — The Fund is subject to liquidity risk, which exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Short Sales — The Fund may engage in short sales transactions. Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategies of reinvesting proceeds received from selling securities short may effectively create leverage, which is described above.

Small-Capitalization Company — The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In

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particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

ASSET ALLOCATION

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains asset allocation strategies (Strategies) for certain clients, and the Fund is designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the Strategies varies, as does the investment risk/return potential represented by the Fund and the other funds. Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for the Fund to ensure that it does not deviate from its stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Fund and other funds. Since a large portion of the assets in the Fund and the other Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund. While reallocations are intended to benefit investors that invest in the Fund through the Strategies, they could in certain cases have a detrimental effect on the Fund if it is being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUND'S BENCHMARK INDEX

The following information describes the index referred to in the Performance Information section of this Prospectus.

The Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

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INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. SIMC makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the Fund's fiscal year ended September 30, 2010, SIMC received investment advisory fees, as a percentage of the Fund's average daily net assets, at the following rate:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Tax-Managed Large Cap Fund	0.40%	0.33%

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period from October 1, 2009 through September 30, 2010.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses Table in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, trustee fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The voluntary waivers of the Fund's adviser, Fund's administrator and Fund's distributor are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. In addition, the Fund may participate in a commission recapture program where the Fund trades may be executed through the Fund's distributor, and a portion of the commissions paid on those trades is then used to pay Fund expenses. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these

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waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Fund Name — Class Y Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and after commission recapture, if applicable)*
Tax-Managed Large Cap Fund	0.74%	0.56%	0.56%	0.56%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

TAX-MANAGED LARGE CAP FUND:

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Christopher J. W. Whitehead, CFA, Principal, has been a research analyst and portfolio accountant with AJO since 2000; he was named a portfolio manager effective December 16, 2009. Given AJO's quantitative approach to asset management, the investment professionals listed above work equally in managing the Tax-Managed Large Cap Fund.

Brown Investment Advisory Incorporated: Brown Investment Advisory Incorporated (Brown Advisory), located at 901 South Bond Street, Suite 400, Baltimore, MD 21231, serves as a sub-adviser to the Tax-Managed Large Cap Fund. Kenneth M. Stuzin, CFA is Brown Advisory's Institutional Large Cap Growth Portfolio Manager. He has been a portfolio manager for the Brown Advisory Growth Equity Fund (BIAGX) since its inception in June 1999 and assumed the role of lead manager in March 2008.

Delaware Management Company: Delaware Management Company (DMC), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals responsible for all-cap growth manages the portion of the Tax-Managed Large Cap Fund's assets allocated to DMC. The vast majority of the team joined DMC from Transamerica Investment Management, LLC (Transamerica) in April 2005. Jeffrey S. Van Harte, CFA, DMC's Senior Vice President and Chief Investment Officer — Focus Growth Equity, had been with Transamerica since 1980 in various capacities, most recently as a principal and executive vice president. He is responsible for large-cap growth, small/mid-cap growth, all-cap growth and global growth portfolios. Christopher J. Bonavico, CFA, a Vice President, Senior Portfolio Manager and Equity Analyst at DMC, had been with Transamerica since 1993, most recently as a principal and portfolio manager. Daniel J. Prislin, CFA, a

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Vice President, Senior Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 1998, most recently as a principal and portfolio manager. Christopher M. Ericksen, CFA, a Vice President, Portfolio Manager and Equity Analyst for DMC, had been with Transamerica since 2004, most recently as a portfolio manager.

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 17th Floor, Baltimore, Maryland 21202, serves as a sub-adviser to the Tax-Managed Large Cap Fund. The portfolio managers of the Tax-Managed Large Cap Fund's assets allocated to LMCM are Mary Chris Gay (Value Equity) and Robert Hagstrom, CFA (Growth Equity). Ms. Gay is responsible for the day-to-day management and investment decisions made with respect to the Tax-Managed Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM's Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for more than the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for more than the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 155 N. Wacker Drive, Chicago, Illinois 60606, serves as a sub-adviser to the Tax-Managed Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, a Partner; and Puneet Mansharamani, CFA, a Partner, serve as portfolio managers to the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.13% of the average monthly market value of the portion of the Tax-Managed Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Senior Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, New York 10158, serves as a sub-adviser to the Tax-Managed Large Cap Fund. John J. Barker, Daniel Rosenblatt, Daniel J. Fletcher and Lawrence K. Fisher are responsible for the management of the portion of the Tax-Managed Large Cap Fund's assets allocated to NBML. Mr. Barker is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1994 and has held the same position for the past five years. Mr. Rosenblatt is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team. He joined NBML in 1990 and has held the same position for the past five years. Mr. Fletcher, CFA is a Managing Director and Portfolio Manager on the Large Cap Disciplined Growth team and has held the same position since joining the firm in 2004. Mr. Fisher, Managing Director, joined NBML in 1998 and has been a Portfolio Manager on the Large Cap Disciplined Growth team since 2007. Prior to joining the Large Cap Disciplined Growth team, Mr. Fisher served as a portfolio manager on another team at NBML.

Parametric Portfolio Associates: Parametric Portfolio Associates (Parametric), located at 1151 Fairview Avenue North, Seattle, Washington 98109-4418, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investment professionals at Parametric, led by David Stein, Managing Director and Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Director of Portfolio Management, manages the portion of the Tax-Managed Large Cap Fund's assets allocated to Parametric.

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Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a sub-adviser to the Tax-Managed Large Cap Fund. A team of investments professionals manages the portion of the Tax-Managed Large Cap Fund's assets allocated to QMA. The team consists of Margaret S. Stumpp, PhD, Peter Xu, PhD, Mitchell B. Stern, PhD, Devang Gambhirwala and Stacie L. Mintz. Ms. Stumpp, QMA's Chief Investment Officer, is responsible for the overall portfolio management and investment strategy for the Tax-Managed Large Cap Fund. She also oversees all portfolio management activities of QMA. Ms. Stumpp is extensively involved with quantitative research in asset allocation, security selection and portfolio construction. Mr. Xu, a Managing Director at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. He conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Mr. Stern, a Principal at QMA, is responsible for the portfolio management, research and product development for the Tax-Managed Large Cap Fund. Mr. Gambhirwala, a Principal at QMA, is responsible for the portfolio management and investment strategy for the Tax-Managed Large Cap Fund. He is also responsible for overseeing QMA's quantitative core long-short and large-cap equity portfolios, and for the management of structured products. Ms. Mintz, a Principal at QMA, is responsible for portfolio management and investment strategy for the Tax-Managed Large Cap Fund. She also manages the overall asset allocation for several large pension plans and manages several retail balanced portfolios and institutional equity portfolios. Prior to joining QMA, Ms. Stumpp, Mr. Xu, Mr. Stern, Mr. Gambhirwala and Ms. Mintz were employed by QMA's predecessor, Prudential Investment Management, Inc. (PIM) since 1987, 1997, 1997, 1986 and 1992, respectively.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class Y Shares of the Fund. The Fund offers Class Y Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Financial institutions and intermediaries may purchase, sell or exchange Class Y Shares by placing orders with the Transfer Agent or the Fund's authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its

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operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in the Fund in any twelve-month period). For more information regarding the Fund's policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special condition.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at

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least one independent broker. If such prices are not readily available or can not be valued using the methodologies described above, the Fund will value the security using the Fund's Fair Value Procedures, as described below.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund's administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Fund's administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through the Committee designated by the Fund's Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends

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or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Fund's administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.  if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund's policies, the Fund may consider (to the extent reasonably available) an investor's

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SEI / PROSPECTUS

trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control and any other information available to the Fund.

The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund may be sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the

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then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class Y Shares of the Fund for Class Y Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Fund directly by mail or telephone. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

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Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

The Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor or multiple accounts managed by the same discretionary investment manager) that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for the Fund.

The purpose of the redemption fee is to offset the cost to the Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30-day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30-day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30-day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee applies to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity

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of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class Y shares. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class Y Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.15%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

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At least annually the Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Fund receives from an ETF taxable as a regulated investment company will be treated as qualified dividend income only to the extent so designated by the ETF. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different SEI fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

The Fund uses a tax management technique known as highest in, first out. Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund's SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class Y Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm. Its report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS OR PERIOD ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Large Cap Fund
CLASS Y
2010	$10.37	$0.01	$0.97	$0.98	$(0.11)	$—	$(0.11)	$11.24	9.54%	$2,980	0.56%	0.56%	0.74%	1.28%	58%
2009	11.24	0.16	(0.88)	(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
2008	14.87	0.19	(3.66)	(3.47)	(0.16)	—	(0.16)	11.24	(23.52)	3,220	0.56	0.56	0.72	1.44	61
2007	12.79	0.18	2.04	2.22	(0.14)	—	(0.14)	14.87	17.43	4,711	0.56	0.56	0.72	1.32	44
2006	11.86	0.15	0.89	1.04	(0.11)	—	(0.11)	12.79	8.83	4,558	0.56	0.57	0.72	1.21	65

† Returns and turnover rates are for the period indicated and have not been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as "—" are $0 or have been rounded to $0.

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2011 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

SEI Institutional Managed Trust

Prospectus January 31, 2011

Tax-Managed Large Cap Fund
Class Y Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Y Shares of the Tax-Managed Large Cap Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI INSTITUTIONAL MANAGED TRUST

About This Prospectus

FUND SUMMARY	1

Investment Goal	1

Fees and Expenses	1

Principal Investment Strategies	1

Principal Risks	2

Performance Information	3

Management	3

Purchase and Sale of Fund Shares	3

Tax Information	3

Payments to Broker-Dealers and Other Financial Intermediaries	3

MORE INFORMATION ABOUT THE FUND	4

Risk Information	4

Money Market Funds	4

INVESTMENT ADVISER AND SUB-ADVISER	4

PURCHASING, EXCHANGING AND SELLING FUND SHARES	5

HOW TO PURCHASE FUND SHARES	5

Pricing of Fund Shares	6

Frequent Purchases and Redemptions of Fund Shares	6

Foreign Investors	7

Customer Identification and Verification and Anti-Money Laundering Program	7

HOW TO EXCHANGE YOUR FUND SHARES	7

HOW TO SELL YOUR FUND SHARES	8

Receiving Your Money	8

Redemptions in Kind	8

Suspension of Your Right to Sell Your Shares	8

Telephone Transactions	8

DISTRIBUTION AND SERVICE OF FUND SHARES	9

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	9

DIVIDENDS, DISTRIBUTIONS AND TAXES	9

Dividends and Distributions	9

Taxes	9

FINANCIAL HIGHLIGHTS	11

HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL MANAGED TRUST	Back Cover

SEI / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.06%
Distribution (12b-1) Fees	None
Other Expenses	0.72%*
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement	0.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%**

* Other expenses are based on estimated amounts for the current fiscal year.

** SEI Investments Global Funds Services has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, exclusive of interest from borrowings, brokerage, commissions, taxes, trustee fees and extraordinary expenses not incurred in the ordinary course of the Fund's business, and net of the Fund's distributor's fee waivers, from exceeding 0.44%. This fee waiver and reimbursement agreement shall remain in effect until January 31, 2012 and, unless earlier terminated, shall be automatically renewed for successive one year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Prime Obligation Fund — Class A Shares	$45	$215

Principal Investment Strategies

The Prime Obligation Fund is composed of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the sub-adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the sub-adviser determines are of comparable

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quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the sub-adviser seeks securities with an acceptable maturity (a dollar-weighted average portfolio maturity of no more than 60 days and a remaining maturity of no greater than 397 days, consistent with requirements of the Investment Company Act of 1940, as amended, (the 1940 Act) for money market funds) that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. The sub-adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, the sub-adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund's investment guidelines.

Principal Risks

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Interest Rate Risk — The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in values in such securities.

The Fund is also subject to the following additional risks:

Asset-Backed Securities Risk — The risk that prepayment and/or extension may alter the duration of an asset-backed security and also reduce the rate of return of the Fund.

Credit Risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to such country. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

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Performance Information

As of January 31, 2011, the Fund had not commenced operations and did not have a performance history.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. BofA Advisors, LLC

Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for Business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your own tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT THE FUND

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the sub-adviser complies with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees.

The investments and strategies described in this prospectus are those that SIMC and the sub-adviser use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI).

Risk Information

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job SIMC and the Fund's sub-adviser (the Sub-Adviser) do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

Money Market Funds

Money market funds are subject to rules that are designed to help them maintain a stable share price. They are required to maintain a dollar-weighted average portfolio maturity of no more than 60 days and invest in high quality money market instruments. These money market instruments are short-term, liquid securities, usually with maturities of 397 days or less.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC serves as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees. BofA Advisors, LLC, the Sub-Adviser, provides security selection advice.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and

4

SEI / PROSPECTUS

termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Fund. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. As of January 31, 2011, the Fund was not yet in operation. SIMC will receive investment advisory fees of 0.06% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period from October 1, 2009 through September 30, 2010.

BofA Advisors, LLC: BofA Advisors, LLC (BoAA), located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Sub-Adviser to the Fund. BoAA is a registered investment adviser and an indirect, wholly owned subsidiary of Bank of America. A team of investment professionals at BoAA manages the assets of the Fund.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, the Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or the Fund's authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

The Fund calculates its net asset value per share (NAV) once each Business Day as of 3:00 p.m., Eastern Time or as of the close of the Business Day, whichever time is earlier. So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase in proper form before 3:00 p.m., Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediaries) must receive your order in proper form and federal funds (readily available funds) before the Fund calculates its NAV. The Fund

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SEI / PROSPECTUS

will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

The Fund's Pricing and Valuation Procedures provide that any change in the primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect the valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash

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sweep and other purposes, it is the Fund's expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of the Fund for Class A Shares of any other fund of SEI Institutional Managed Trust on any Business Day by contacting the Fund directly by mail or telephone. For information about how to exchange Fund shares through your financial institution or intermediary, you

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SEI / PROSPECTUS

should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares back to the Fund if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons, such as to facilitate an orderly liquidation of the Fund. More information about this is in the SAI.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

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SEI / PROSPECTUS

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month and other information regarding the Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the

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SEI / PROSPECTUS

reduced tax rates on qualified dividend income. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of Fund shares for shares of a different fund is treated the same as a sale. Because the Fund intends to maintain a constant $1.00 NAV, you should not expect to realize any gain or loss on the sale of your Fund shares.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

The Fund's SAI contains more information about taxes.

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FINANCIAL HIGHLIGHTS

As of September 30, 2010, the Fund had not commenced operations.

11

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2011 includes more detailed information about SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Managed Trust's Investment Company Act registration number is 811-04878.

SEI Institutional Managed Trust

Prospectus as of January 31, 2011

Prime Obligation Fund

Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Prime Obligation Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

STATEMENT OF ADDITIONAL INFORMATION

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund

Ticker Symbols: Class A—SLGAX, Class G and I—Not Open

Large Cap Value Fund

Ticker Symbols: Class A—TRMVX, Class G—Not Open, Class I—SEUIX

Large Cap Growth Fund

Ticker Symbols: Class A—SELCX, Class G—Not Open, Class I—SPGIX

Tax-Managed Large Cap Fund

Ticker Symbols: Class A—TMLCX, Class Y—Not Open

S&P 500 Index Fund

Ticker Symbols: Class A—SSPIX, Class E—TRQIX, Class I—SPIIX

Small Cap Fund

Ticker Symbols: Class A—SLLAX, Class G and I—Not Open

Small Cap Value Fund

Ticker Symbols: Class A—SESVX, Class G—Not Open, Class I—SMVIX

Small Cap Growth Fund

Ticker Symbols: Class A—SSCGX, Class G—Not Open, Class I—SPWIX

Tax-Managed Small Cap Fund

Ticker Symbols: Class A—STMSX, Class G—Not Open

Mid-Cap Fund

Ticker Symbols: Class A—SEMCX, Class G—Not Open, Class I—SIPIX

U.S. Managed Volatility Fund

Ticker Symbols: Class A—SVOAX, Class G—Not Open, Class I—SEVIX

Global Managed Volatility Fund

Ticker Symbols: Class A—SVTAX, Class G—Not Open, Class I—SGMIX

Tax-Managed Managed Volatility Fund

Ticker Symbols: Class A—TMMAX, Class G—Not Open

Real Estate Fund

Ticker Symbols: Class A—SETAX, Class G—Not Open, Class I—SEIRX

Enhanced Income Fund

Ticker Symbols: Class A—SEEAX, Class G—Not Open, Class I—SEIIX

Core Fixed Income Fund

Ticker Symbols: Class A—TRLVX, Class G—Not Open, Class I—SCXIX

U.S. Fixed Income Fund

Ticker Symbols: Class A—SUFAX, Class G—Not Open, Class I—SUFIX

High Yield Bond Fund

Ticker Symbols: Class A—SHYAX, Class G—Not Open, Class I—SEIYX

Real Return Fund

Ticker Symbols: Class A—SRAAX, Class G—Not Open, Class I—SSRIX

Multi-Strategy Alternative Fund

Ticker Symbol: Class A—SMSAX

Prime Obligation Fund

Ticker Symbol: Class A—Not Open

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Managed Trust (the "Trust") and should be read in conjunction with the Trust's Class A, Class E, Class G, Class I and Class Y Shares prospectuses (the "Prospectuses"), each dated January 31, 2011. The Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended September 30, 2010, including notes thereto and the report of the Independent Registered Public Accounting Firm thereon, are incorporated herein by reference from the Trust's 2010 Annual Report. A copy of the 2010 Annual Report must accompany the delivery of this Statement of Additional Information.

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Adviser:

SEI Investments Management Corporation

Sub-Advisers:

Acadian Asset Management LLC
Allianz Global Investors Capital LLC
Analytic Investors, LLC
AQR Capital Management, LLC
Ares Management LLC
Aronson+Johnson+Ortiz, LP
Artisan Partners Limited Partnership
BofA Advisors, LLC
Brigade Capital Management, LLC
Brown Investment Advisory Incorporated
Century Capital Management, LLC
Delaware Management Company
Guggenheim Investment Management, LLC
INTECH Investment Management LLC
Integrity Asset Management, LLC
Janus Capital Management LLC
Jennison Associates LLC
J.P. Morgan Investment Management Inc.
Lazard Asset Management LLC
Lee Munder Capital Group, LLC
Legg Mason Capital Management, Inc.
Los Angeles Capital Management and Equity
  Research, Inc.
LSV Asset Management
Martingale Asset Management, L.P.
Metropolitan West Asset Management LLC
Neuberger Berman Management LLC
Parametric Portfolio Associates
Quantitative Management Associates LLC
Robeco Investment Management, Inc.
Security Capital Research &
  Management Incorporated
SSgA Funds Management, Inc.
Wellington Management Company, LLP
Wells Capital Management Inc.
WestEnd Advisors LLC
Western Asset Management Company
Western Asset Management Company Limited
William Blair & Company, LLC

January 31, 2011

SEI-F-048 (1/11)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-16

American Depositary Receipts	S-18

Asset-Backed Securities	S-18

Commercial Paper	S-19

Construction Loans	S-20

Demand Instruments	S-20

Equity-Linked Warrants	S-20

Equity Securities	S-21

Fixed Income Securities	S-22

Foreign Securities	S-24

Forward Foreign Currency Contracts	S-25

Futures and Options on Futures	S-28

GNMA Securities	S-29

Illiquid Securities	S-29

Insurance Funding Agreements	S-30

Interfund Lending and Borrowing Arrangements	S-30

Investment Companies	S-30

Loan Participations and Assignments	S-31

Money Market Securities	S-31

Mortgage-Backed Securities	S-31

Mortgage Dollar Rolls	S-34

Municipal Securities	S-34

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-35

Obligations of Supranational Entities	S-36

Options	S-36

Pay-In-Kind Bonds	S-37

Put Transactions	S-37

Receipts	S-38

Real Estate Investment Trusts	S-38

Real Estate Operating Companies	S-39

Repurchase Agreements	S-39

Restricted Securities	S-39

Reverse Repurchase Agreements and Sale-Buybacks	S-39

Securities Lending	S-40

Short Sales	S-41

Swaps, Caps, Floors, Collars and Swaptions	S-41

Tracking Error	S-43

U.S. Government Securities	S-43

Variable and Floating Rate Instruments	S-44

When-Issued and Delayed Delivery Securities	S-44

Yankee Obligations	S-44

Zero Coupon Securities	S-45

INVESTMENT LIMITATIONS	S-45

THE ADMINISTRATOR AND TRANSFER AGENT	S-50

THE ADVISER AND SUB-ADVISERS	S-52

DISTRIBUTION AND SHAREHOLDER SERVICING	S-118

TRUSTEES AND OFFICERS OF THE TRUST	S-120

PROXY VOTING POLICIES AND PROCEDURES	S-127

PURCHASE AND REDEMPTION OF SHARES	S-127

TAXES	S-129

PORTFOLIO TRANSACTIONS	S-133

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-138

DESCRIPTION OF SHARES	S-139

LIMITATION OF TRUSTEES' LIABILITY	S-139

CODES OF ETHICS	S-139

VOTING	S-139

SHAREHOLDER LIABILITY	S-140

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-140

MASTER/FEEDER OPTION	S-151

CUSTODIANS	S-151

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-151

LEGAL COUNSEL	S-151

DESCRIPTION OF RATINGS	A-1

January 31, 2011

THE TRUST

SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class E, Class G, Class I and Class Y shares may be offered, which may provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information ("SAI") relates to the following portfolios: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return Multi-Strategy Alternative and Prime Obligation Funds (each, a "Fund" and, together, the "Funds"), including all classes of the Funds.

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-advisers (each, a "Sub-Adviser" and, together, the "Sub-Advisers") to the Funds are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

LARGE CAP FUND—The investment objective of the Large Cap Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants, American depository receipts (ADRs) and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies and strategies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser.

The sub-advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

LARGE CAP VALUE FUND—The investment objective of the Large Cap Value Fund is long-term growth of capital and income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Value Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Fund's benchmark index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in American Depositary Receipts ("ADRs") traded on registered exchanges or on NASDAQ.

Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed delivery securities, receipts, shares of real estate investment trusts ("REITs") and shares of other investment companies, and lend its securities to qualified borrowers.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC"), the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the "1940 Act"), provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

LARGE CAP GROWTH FUND—The investment objective of the Large Cap Growth Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Growth Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Fund's benchmark index are subject to change. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ, as well as ADRs not traded on an established exchange.

Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED LARGE CAP FUND—The investment objective of the Tax-Managed Large Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Fund's benchmark index are subject to change.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities, or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may acquire shares of other investment companies, when-issued and delayed delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers.

The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's Sub-Advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

S&P 500 INDEX FUND—The S&P 500 Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests substantially all of its assets in index stocks and other securities listed in the S&P 500 Index, as well as securities that it expects to be added to the S&P 500 Index. The Fund's policy is to be fully invested in common stocks and other securities included in the S&P 500 Index, and it is expected that cash reserve items would normally be less than 10% of net assets. The equity securities in which the Fund invests are common stocks, preferred stocks, securities convertible into common stock and ADRs. The Fund may also: (i) engage in swap transactions; (ii) invest in U.S. dollar-denominated obligations or securities of foreign issuers; (iii) purchase shares of REITs; and (iv) invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by Standard & Poor's Corporation ("S&P") and/or Prime-1 by Moody's Investors Services, Inc. ("Moody's"), certificates of deposit and repurchase agreements involving such obligations although such investments will not be used for defensive purposes.

The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets that are tracking the performance of the S&P 500 Index, provided that the value of these contracts does not exceed 20% of the Fund's total assets. The Fund may only purchase those stock index futures contracts—such as futures contracts on the S&P 500 Index—that are likely to closely replicate the performance of the S&P 500 Index. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

The Fund may lend a portion of its assets to qualified institutions for the purpose of realizing additional income. The Fund may invest in illiquid securities; however, not more than 10% of its total assets will be invested in such instruments. The Fund may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the S&P 500 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index.

An investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the S&P 500 Index.

The weightings of securities in the S&P 500 Index are based on each security's relative total market value, i.e., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 Index is currently composed of stocks of the 50 largest companies in the S&P 500 Index, and the S&P 500 Index currently represents over 60% of the market value of all U.S. common stocks listed on the New York Stock Exchange ("NYSE").

The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued. SSgA Funds Management, Inc. ("SSgA FM"), the Fund's Sub-Adviser, makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of SSgA FM, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the S&P 500 Index and similar reasons. In certain circumstances, SSgA FM may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer.

Use of S&P Trade Name. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in index funds generally or the Fund specifically or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the the Trust, as licensee, is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Trust or the Fund. S&P has no obligation to take the needs of the Trust or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SMALL CAP FUND—The investment objective of the Small Cap Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. For purposes of this Fund, a small company is a company with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund's investments in equity securities include common and preferred stocks and REITs. The Fund may also, to a lesser extent, invest in equity securities of large capitalization companies. The Fund uses a multi-manager approach, relying upon a number of sub-advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

SMALL CAP VALUE FUND—The investment objective of the Small Cap Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are attractively valued in light of such fundamental characteristics as earnings, capital structure and/or return on invested capital, among other factors.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. Any remaining assets may be invested in investment grade fixed income securities or equity securities of larger, more established companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

SMALL CAP GROWTH FUND—The investment objective of the Small Cap Growth Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $9.80 million and $5.01 billion as of December 31, 2010) or the S&P SmallCap 600 Index (between $9.80 million and $3.24 billion as of December 31, 2010) . The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Each Sub-Adviser selects stocks it believes have significant growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, among other considerations.

The Fund may also invest in securities of foreign issuers. The Fund may only invest in equity securities if they are listed on registered exchanges or actively traded in the over-the-counter market and in ADRs traded on registered exchanges or on NASDAQ.

Any remaining assets may be invested in equity securities of more established companies that the sub-advisers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

For temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies and in investment grade fixed income securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED SMALL CAP FUND—The investment objective of the Tax-Managed Small Cap Fund is to achieve high long-term after-tax returns for its shareholders. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between approximately $9.80 million and $9.60 billion as of December 31, 2010). The market capitalization range and the composition of the Fund's benchmark index are subject to change.

The Fund may also invest in securities of foreign issuers and in ADRs traded on registered exchanges or on NASDAQ. The Fund's investments in equity securities include common and preferred stocks and REITs. The Fund may also, to a lesser extent, invest in equity securities of large capitalization companies. Any remaining assets may be invested in other equity securities, and investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

The Fund is designed for long-term taxable investors, including high net worth individuals. The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time. The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. The Fund attempts to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

The Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

MID-CAP FUND—The investment objective of the Mid-Cap Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of medium-sized companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell Mid-Cap Index (between approximately $237.24 million and $22.07 billion as of December 31, 2010). The market capitalization range and the composition of the Fund's benchmark index are subject to change. The Sub-Advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions. In addition to common stocks, the Fund's investments in equity securities include preferred stocks and REITs. Any remaining assets may be invested in equity securities of larger, more established companies, investment grade fixed income securities or money market securities. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs and shares of other investment companies, and lend its securities to qualified borrowers.

For temporary defensive purposes, when SIMC or the Sub-Advisers determine that market conditions warrant, the Fund may invest all or a portion of its assets in equity securities of larger companies.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

U.S. MANAGED VOLATILITY FUND—The investment objective of the U.S. Managed Volatility Fund is capital appreciation with less volatility than the broad U.S. equity markets. There can be no assurance that the Fund will achieve its investment objective.

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, ETFs and warrants.

The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

GLOBAL MANAGED VOLATILITY FUND—The Global Managed Volatility Fund seeks to provide capital appreciation with less volatility than the broad global equity markets. There can be no assurance that the Fund will achieve its investment objective.

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, and ETFs. The Fund also may use futures contracts and forwards.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

In managing the Fund's currency exposure for foreign securities, the Fund may buy and sell futures or forward contracts on currencies for hedging purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED MANAGED VOLATILITY FUND—The investment objective of the Tax-Managed Managed Volatility Fund is to maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets. There can be no assurance that the Fund will achieve its investment objective.

The Tax-Managed Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants and ETFs. Although the Fund will be measured against the Russell 3000 Index, the Fund is expected to have significant sector and market capitalization deviations from the index given its focus on absolute risk as opposed to index relative risk. This could lead to significant performance deviations relative to the index over shorter-term periods.

Each Sub-Adviser, in managing its portion of the Fund's assets, intends to achieve returns similar to those of the broad U.S. equity markets in a tax efficient fashion, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. This will tend to lead the Fund's Sub-Advisers to construct portfolios with a low beta relative to the overall U.S. equity market. In addition, the Sub-Advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

REAL ESTATE FUND—The investment objective of the Real Estate Fund is total return, including current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and real estate operating companies ("REOCs")). The Fund is non-diversified and expects to hold a relatively small number of securities. As a result, changes in the value of an underlying security may have a more significant effect on the overall value of the Fund relative to a diversified fund. Generally, the Fund will invest in real estate companies operating in the United States.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

ENHANCED INCOME FUND—The Enhanced Income Fund seeks to provide capital appreciation and income. There can be no assurance that the Fund will achieve its investment objective.

The Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund's Sub-Advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund's average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.

Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, and (v) reverse repurchase agreements and sale buybacks. In addition, the Fund will utilize derivatives and may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures, foreign currency contracts and enter into swap transactions, including caps, collars, floors and swaptions. The Sub-Adviser may engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. A substantial portion of the Fund may be invested in derivatives as the Fund's currency exposure, which will equal up to 20% of the Fund's assets, will be achieved through currency forwards and the balance of the Fund will actively invest in derivatives.

The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 15% of its net assets in illiquid securities. Under normal conditions, the Fund's duration will range from zero to two years.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

CORE FIXED INCOME FUND—The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed securities and mortgage-backed securities. U.S. and foreign, including emerging market, corporate and government fixed income securities in which the Fund may invest consist of: (i) corporate bonds and debentures, (ii) obligations issued by the U.S. Government, its agencies and instrumentalities, or a foreign government, (iii) municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations, (iv) receipts involving U.S. Treasury obligations, (v) mortgage-backed securities, (vi) asset-backed securities, (vii) zero coupon, pay-in-kind or deferred payment securities and (viii) securities issued on a when-issued and a delayed-delivery basis, including TBA mortgage-backed securities. Such securities may be denominated in either U.S. dollars or foreign currency.

Any remaining assets may be invested in: (i) interest-only and principal-only components of mortgage-backed securities, (ii) mortgage dollar rolls, (iii) warrants, (iv) money market securities, (v) construction loans, (vi) Yankee obligations and (vii) reverse repurchase agreements and sale buybacks. In addition, the Fund may purchase or write options, futures (including futures on U.S. Treasury obligations and Eurodollar instruments) and options on futures, foreign currency contracts and enter into swap transactions, including caps, collars, floors and swaptions. The Sub-Adviser may engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2010 it was 4.98 years.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

U.S. FIXED INCOME FUND—The investment objective of the U.S. Fixed Income Fund is current income consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in investment grade U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.

The Fund may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures contracts, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

While each Sub- Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital U.S. Aggregate Bond Index varies significantly over time, but as of December 31, 2010 it was 4.98 years.

The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

HIGH YIELD BOND FUND—The investment objective of the High Yield Bond Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. In managing the Fund's assets, the Sub-Advisers and, to a limited extent, SIMC select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security. In addition, the Fund may invest in unrated securities.

The Fund may invest in all types of fixed income securities issued by domestic and foreign issuers, including: (i) mortgage-backed securities; (ii) asset-backed securities; (iii) zero coupon, pay-in-kind or deferred payment securities; (iv) variable and floating rate instruments; and (v) Yankee obligations.

Any assets of the Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities; (ii) preferred stocks; (iii) equity securities; (iv) investment grade fixed income securities; (v) money market securities; (vi) securities issued on a when-issued and delayed-delivery basis, including TBA mortgage-backed securities; and (vii) forward foreign currency contracts. The Fund may invest in U.S. dollar-denominated obligations and securities of foreign issuers. In addition, the Fund may purchase or write options, futures and options on futures and enter into swap transactions, including caps, collars, floors, credit default swaps and swaptions. The Fund may invest in ADRs traded on registered exchanges or on NASDAQ. The Fund may also borrow money, invest in illiquid securities and shares of other investment companies, and lend its securities to qualified borrowers.

The advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

The "Appendix" to this SAI sets forth a description of the bond rating categories of several nationally recognized statistical ratings organizations ("NRSROs"). The ratings established by each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality, and may not reflect changes in an issuer's creditworthiness. Accordingly, although the Sub-Advisers will consider ratings, they will perform their own analyses and will not rely principally on ratings. The Sub-Advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

The achievement of the Fund's investment objective may be more dependent on a Sub-Adviser's own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

REAL RETURN FUND—The Real Return Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among sub-advisers using different investment strategies described to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or "TIPS," are a type of inflation-indexed bond in which the Fund may invest.

The Fund may also use derivative instruments that provide an inflation-indexed return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies.

The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.

The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies.

PRIME OBLIGATION FUND—The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper (including asset-backed commercial paper) rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements, at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest (i.e., first-tier) short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commerical paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest (i.e., first- or second-tier) municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations.

The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 15% of its net assets in illiquid securities.

MULTI-STRATEGY ALTERNATIVE FUND—The investment objective of the Multi-Strategy Alternative Fund is to seek to generate an absolute (i.e., positive) return with reduced correlation to the stock and bond markets. There can be no assurance that the Fund will achieve its investment objective.

The Fund employs a strategy intended to generate an absolute return in various market cycles with reduced correlation to the stock and bond markets. The Fund allocates its assets among a variety of investment strategies through the use of (i) affiliated and unaffiliated funds, including open-end funds, closed-end funds and exchange traded funds ("Underlying Funds") and/or (ii) one or more investment sub-advisers. The Underlying Funds or Sub-Advisers that are employed may apply any of a variety of investment strategies, which may include (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; and (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, pairs trading and equity market neutral.

The Fund will allocate its assets among Underlying Funds and/or Sub-Advisers based on SIMC's analysis of the investment strategy, historical performance and the potential for each strategy to perform independently of each other. By allocating its assets in this manner, the Fund will seek to reduce risk, lower volatility and achieve positive returns in various market cycles. Allocation of assets to any one Underlying Fund, Sub-Adviser or strategy will vary based on market conditions. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund.

Underlying Funds and Sub-Advisers may invest in a broad range of asset classes, securities and other investments to achieve their designated investment strategies, which may include U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities of any duration or maturity issued by corporations or governments, commodities, currencies, derivatives, warrants, depositary receipts, exchange traded notes, equity options, futures, options on futures and swap agreements. In addition, the Fund may invest in cash, money market instruments and other short-term obligations to achieve its investment goal.

If the Fund allocates assets to one or more Sub-Advisers, it will do so employing SIMC's "manager-of-managers" model and such Sub-Advisers will manage portions of the Fund's portfolio under the general supervision of SIMC. As of the date of the prospectus, the Fund's assets have not been allocated to a Sub-Adviser(s).

The Fund is intended to be only one component of an investor's broader investment program and is not designed to be a complete investment program. Investors who seek to add an alternative component to their overall investment program may wish to allocate a portion of their investment to the Fund.

The Fund is operated as a "fund-of-funds" and as such, invests in the Underlying Funds. The Fund relies on Section 12(d)(1)(F) of the Investment Company Act of 1940 (the "1940 Act") in purchasing shares of underlying funds that are not affiliated with the Fund or Trust. Under Section 12(d)(1)(F), the Fund and all of its affiliated persons may purchase up to 3% of an unaffiliated Underlying Fund's total outstanding stock. In addition to this 3% purchase limitation, the Fund must vote shares of an unaffiliated Underlying Fund in the same proportion as the vote of all other holders of such securities. If one or more Underlying Funds generates more non-qualifying income for purposes of the "90% Test" (as defined in the "Taxes" section of this SAI) than the Fund's portfolio management expects it could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code (as defined below).

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. With respect to the Multi-Strategy Alternative Fund, references to "Fund," where applicable, also refer to the underlying funds in which the Multi-Strategy Alternative Fund may invest. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

ALTERNATIVE STRATEGIES—The Fund employs a diversified investment approach using various strategies simultaneously to realize short- and long-term gains. Such strategies are primarily designed to reduce fluctuations in the value of traditional assets and are distinguishable from traditional strategies (i.e., strategies generally investing in long only equity, fixed-income securities or money market instruments) employed by mutual funds. The following alternative strategies can be implemented by the Fund.

Directional (Tactical) Strategies. Directional trading strategies are based upon speculating on the direction of market prices of currencies, commodities, equities and bonds in the futures and cash markets. An Underlying Fund or a Sub-Adviser may rely on model-based systems to generate buy and sell signals. Others use a more subjective approach, ultimately using their own discretionary judgment in implementing trades. Strategies include long/short equity, long/short credit and global tactical asset allocation.

Long/Short Equity Strategy invests in securities believed to be undervalued or offer high growth opportunities while also attempting to take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes. An Underlying Fund or a Sub-Adviser may also use leverage and derivatives, including options, financial futures and options on futures. The Underlying Fund or the Sub-Adviser seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated. The primary risk in this strategy is that the Underlying Fund or the Sub-Adviser may exhibit poor security selection, losing money on both the long and short sides.

Long/Short Credit Strategy focuses on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest-rate risk. Strategies may also involve leverage and hedging through the use of ETFs (as defined below) or various derivatives, such as futures, credit default swaps or total return swaps or committed term reverse repurchase facilities or other financings in order to enhance total return. The Fund may use certain derivatives to obtain greater leverage than would otherwise be achievable.

Global Tactical Asset Allocation is an investment strategy that attempts to exploit short-term market inefficiencies by taking positions in various markets with a view to profit from relative movements across those markets. The strategy focuses on general movements in the markets rather than on performance of individual securities. Generally, the strategy implements long and short positions in highly liquid futures and forward contracts across an investment universe of equity indices, fixed income and currencies.

Event-Driven Strategies. Event-driven strategies seek to exploit pricing inefficiencies that may occur before or after a corporate event, such as a bankruptcy, merger, acquisition or spinoff. An Underlying Fund or a Sub-Adviser will analyze the potential event and determine the likelihood of the event actually occurring and purchase the stock of the target company with a view of selling it after its price has risen in connection with that event. Many corporate events, however, do not occur as planned. If an Underlying Fund or a Sub-Adviser fail to accurately assess whether a corporate event will actually occur, it can ultimately reduce the price of a company's stock and cause the Fund to lose its investment.

Arbitrage Strategies. Arbitrage strategies focus on relative pricing discrepancies between instruments including equities, debt, futures and options. An Underlying Fund or a Sub-Adviser may employ mathematical, technical or fundamental analysis to determine misvalued investments. Investments may be mispriced relative to an underlying security, related securities, groups of securities or the overall market. Positions are frequently hedged to isolate the discrepancy and to minimize market risk. Investments may represent either short-term trading opportunities or longer-term fundamental judgment on the relative performance of a security.

Fixed income or interest rate arbitrage aims to profit from price anomalies between related interest rate securities. This strategy includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage, forward yield curve arbitrage and mortgage backed securities arbitrage, offsetting long and short positions in financial instruments likely to be affected by changes in interest rates.

Convertible arbitrage involves buying convertible bonds (bonds that are convertible into common stock) or shares of convertible preferred stock (stock that is convertible into common stock) that they believe are undervalued. In addition to taking "long" positions (i.e., owning the security) in convertible bonds or convertible preferred stock, an Underlying Fund or a Sub-Adviser may take "short" positions (i.e., borrowing and later selling the security) in the underlying common stock into which the convertible securities are exchangeable in order to hedge against market risk. The strategy is intended to capitalize on relative pricing inefficiencies between the related securities. This strategy may be employed with a directional bias (the Underlying Fund or the Sub-Adviser anticipates the direction of the market) or on a market neutral basis (the direction of the market does not have a significant impact on returns). The source of return from this strategy arises from the fact that convertible bonds may be undervalued relative to other securities due to the complexity of investing in these securities. The primary risk associated with this strategy is that, in the event of an issuer bankruptcy, the short position may not fully cover the loss on the convertible security. Convertible bond hedging strategies may also be adversely affected by changes in the level of interest rates, downgrades in credit ratings, credit spread fluctuations, defaults and lack of liquidity.

Pairs trading combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. An Underlying Fund or a Sub-Adviser identifies a pair of securities that are correlated (i.e., the price of one security moves in the same direction of the price of the other security) and looks for divergence of correlation between shares of a pair. When a divergence is noticed, the Underlying Fund or the Sub-Adviser takes the opposite position for securities in a pair. For stocks, currencies and futures, the Underlying Fund or the Sub-Adviser would take long position for the under performing security and short position for the over performing security. For options, the Underlying Fund or the Sub-Adviser would write put option for underperforming stock and call option for outperforming stock. A profit can be realized when the divergence is corrected and the securities are brought to original correlation by market forces. Although the strategy does not have much downside risk, there is a scarcity of opportunities.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. The Funds (except the Real Return Fund) may invest in ADRs. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. The Funds (except the Large Cap, Small Cap and Real Return Funds) may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectuses, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

COMMODITY-LINKED SECURITIES—The Multi-Strategy Alternative Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The Sub-Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. The Funds (except the Large Cap, Small Cap and Real Return Funds) may invest in construction loans. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

DEMAND INSTRUMENTS—Certain Funds may invest in demand instruments. Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

DISTRESSED SECURITIES—Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments although they also may offer the potential for correspondingly high returns. Such companies' securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies.

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds. The Funds (except the Large Cap, Small Cap and Real Return Funds) may invest in equity-linked warrants.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but an adviser selects to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. The Funds (except the Real Return Fund) may invest in equity securities. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the U.S. on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Funds may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. They may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EXCHANGE TRADED NOTES—Exchange traded notes ("ETNs") generally are senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN's returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value. Certain ETNs may not produce qualifying income for purposes of the "90% Test" (as defined in the "Taxes" section of this SAI), which must be met in order for the Fund to maintain its status as a regulated investment company under the Code. The Multi-Strategy Alternative Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments (see more information in the "Taxes" section of this SAI).

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The Funds (except the Large Cap and Small Cap Funds) may invest in fixed income securities. The market value of the fixed income securities in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's adviser. See "Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, an adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.
Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, an adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

The High Yield Bond may invest in securities rated as low as "C" by Moody's or "D" by S&P, and may invest in unrated securities that are of comparable quality as "junk bonds" subject to the restrictions described in its prospectus.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—The Funds (except the Large Cap and Small Cap Funds) may invest in forward foreign currency contracts. A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date. A Fund may use forward contracts for cash equitization purposes, which allows a Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

The Funds may use currency instruments as part of a hedging strategy, as described below:

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

In addition to the hedging transactions described above, the Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

A Fund (except the Core Fixed Income, U.S. Fixed Income and Real Return Funds) will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above. Each of the Enhanced Income and Real Return Funds may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

The Funds (except the Large Cap and Small Cap Funds) may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds (except the Large Cap and Small Cap Funds) may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Funds (except the Large Cap and Small Cap Funds) may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

The Core Fixed Income, U.S. Fixed Income and Multi-Strategy Alternative Funds may engage in currency transactions for hedging purposes, as well as to enhance the Funds' returns.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by the 1940 Act.

The Core Fixed Income and U.S. Fixed Income Funds take active positions in currencies, which involve different techniques and risk analyses than the Funds' purchase of securities. Active investment in currencies may subject the Funds to additional risks and the value of the Funds' investments may fluctuate in response to broader macroeconomic risks than if the Funds invested only in fixed income securities.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

With the exception of the Core Fixed Income, Multi-Strategy Alternative and U.S. Fixed Income Funds, a Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

The Core Fixed Income, Multi-Strategy Alternative and U.S. Fixed Income Funds may take long and short positions in foreign currencies in excess of the value of the Funds' assets denominated in a particular currency or when the Funds do not own assets denominated in that currency. If either the Core Fixed Income Fund or the U.S. Fixed Income Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund's volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund's assets.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. Except for the Core Fixed Income and U.S. Fixed Income Funds, a Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. The Core Fixed Income, Multi-Strategy Alternative and U.S. Fixed Income Funds may use futures contracts and related options for either hedging purposes or risk management purposes as well as to enhance the Funds' returns, as permitted by their respective stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. A Fund may use futures for cash equitization purposes, which allows a Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on an adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES—Certain Funds may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Funds may invest in illiquid securities. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, an adviser may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INSURANCE FUNDING AGREEMENTS—The Prime Obligation and Multi-Strategy Alternative Funds may enter into insurance funding agreements. An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to the Fund's limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities."

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' board of trustees or directors (the "SEI Funds' Board"). The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies, subject to certain exceptions. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated or unaffiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by an adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Exchange-Traded Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

LOAN PARTICIPATIONS AND ASSIGNMENTS—The Global Managed Volatility, Multi-Strategy Alternative and Enhanced Income Funds may purchase loan participations and assignments. Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the advisers based on criteria approved by the Board.

MONEY MARKET SECURITIES—Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as Standard & Poor's or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC" securities), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (SPAs), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae's and Freddie Mac's net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. The Funds (except the Large Cap and Small Cap Funds) may invest in mortgage dollar rolls. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The Funds (except the Large Cap and Small Cap Funds) may invest in municipal securities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. These investments may be made by the Funds (except the Large Cap and Small Cap Funds). Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments. Obligations of supranational entities may be purchased by the Real Return Fund. Currently, the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as an adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. The Funds (except the Large Cap and Small Cap Funds) may invest in pay-in-kind bonds. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PUT TRANSACTIONS—The Funds (except the Large Cap and Small Cap Funds) may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases; for example, to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS—Real Estate Investment Trusts ("REITs") are trusts that invest primarily in commercial real estate or real estate-related loans. The Funds (except the Real Return Fund) may invest in REITs. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REAL ESTATE OPERATING COMPANIES ("REOCs")—REOCs are real estate companies that engage in the development, management or financing of real estate. Typically, they provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are (i) availability of tax-loss carryforwards, (ii) operation in non-REIT-qualifying lines of business and (iii) the ability to retain earnings.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counter party. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. The Funds (except the Large Cap and Small Cap Funds) may invest in reverse repurchase agreements. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1 per share net asset value. Investing the cash collateral subjects the Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP ("Liquidity Fund"), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund.

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) earmark on the books of the Fund or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount earmarked or deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.

The Tax-Managed Managed Volatility, Global Managed Volatility and U.S. Managed Volatility Funds may engage in short sales in an amount up to 30% of the Funds' value (measured at the time of investment) and the Large Cap and Tax-Managed Large Cap Funds may engage in short sales in an amount up to 20% of the Funds' value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Tax-Managed Managed Volatility, Global Managed Volatility, U.S. Managed Volatility, Large Cap and Tax-Managed Large Cap Funds sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Tax-Managed Managed Volatility, Global Managed Volatility, U.S. Managed Volatility, Large Cap and Tax-Managed Large Cap Funds having leveraged investment portfolios, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Fund's share price and make a Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause the Tax-Managed Managed Volatility, Global Managed Volatility, U.S. Managed Volatility, Large Cap and Tax-Managed Large Cap Funds to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy their obligations.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

TRACKING ERROR—With respect to the S&P 500 Index Fund, the following factors may affect the ability of the Fund to achieve correlation with the performance of its benchmark: (i) Fund expenses, including brokerage fees (which may be increased by high portfolio turnover); (ii) the Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (iii) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (iv) bid-ask spreads (the effect of which may be increased by portfolio turnover); (v) the Fund holding instruments traded in a market that has become illiquid or disrupted; (vi) Fund share prices being rounded to the nearest cent; (vii) changes to the index hedged that are not disseminated in advance; (viii) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. In addition, an adviser's use of hedging techniques will generally cause the Fund's performance to diverge from that of its respective index at times when hedges are employed.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis, including "TBA" (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

Equity value neutral seeks to buy an undervalued stock and, essentially simultaneously, short a similar overvalued stock against it, thereby taking advantage of pricing differences between the related equity securities. The strategy is designed to neutralize sector risks and generally will seek to have low correlation to major market indices. The strategy is based on the relative difference between such companies, not whether the companies are overvalued or undervalued in absolute terms. The primary risk inherent in the strategy is that weaker companies may gain value or stronger companies may lose value relative to their peers and it is possible to lose money on both the long position and the short position.

YANKEE OBLIGATIONS—Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, a Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Real Estate Fund or the Multi-Strat Alternative Fund.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following limitations are non-fundamental policies of each Fund and may be changed by the Board without a vote of shareholders.

No Fund may:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder. With respect to the S&P 500 Index Fund, the Fund may not pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in this SAI in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan and in connection with stock index futures trading as provided in this SAI.

  2.  Invest in companies for the purpose of exercising control. This investment limitation does not apply to the Global Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income, Multi-Strategy Alternative or Real Return Fund.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act. This investment limitation does not apply to the Large Cap, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, U.S. Managed Volatility, Tax-Managed Managed Volatility, Multi-Strategy Alternative or Prime Obligation Fund.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom. This investment limitation does not apply to the S&P 500 Index, Global Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income, Multi-Strategy Alternative or Prime Obligation Fund.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. This investment limitation does not apply to the S&P 500 Index, Real Return or Prime Obligation Fund.

  6.  Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities. This investment limitation does not apply to the Large Cap, S&P 500 Index, Small Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return, Multi-Strategy Alternative or Prime Obligation Fund.

  7.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This investment limitation does not apply to the Real Estate, Prime Obligation, Multi-Strategy Alternative or S&P 500 Index Fund.

  8.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, with respect to the Prime Obligation Fund, this limitation also does not apply to domestic banks and U.S. branches of foreign banks which the Fund has determined to be subject to the same regulation as U.S. banks. This investment limitation does not apply to the Real Estate Fund.

  9.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. This investment limitation does not apply to the Large Cap or Small Cap Fund. With respect to the S&P 500 Index and Prime Obligation Funds, each Fund may not borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accomodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  10.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC or with respect to the S&P 500 Index Fund, the Fund may not issue senior securities except in connection with permitted borrowings as described in this SAI or as permitted by rule, regulation or order of the SEC. This investment limitation does not apply to the Global Managed Volatility, Enhanced Income, Real Return, Multi-Strategy Alternative or Prime Obligation Fund.

  11.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities. With respect to the S&P 500 Index Fund, the Fund may not make loans, except that the Fund: (i) may enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the Fund's total assets; (ii) may engage in securities lending as described in this SAI; and (iii) may purchase or hold debt instruments with its investment objectives and policies. With respect to the Prime Obligation Fund, the Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

  12.  Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts. With respect to the Prime Obligation Fund, the Fund may not purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including future contracts. However, to the extent consistent with its investment objective, the Fund may: (i) invest in securities of issuers engaged in real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund's investment objectives and policies.

  13.  With the exception of the Tax-Managed Small Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Multi-Strategy Alternative and Enhanced Income Funds, invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

  14.  With respect to the Large Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  15.  With respect to the Large Cap Value Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  16.  With respect to the Large Cap Growth Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  17.  With respect to the Tax-Managed Large Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  18.  With respect to the S&P 500 Index Fund, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

  19.  With respect to the S&P 500 Index Fund, invest more than 10% of its net assets in illiquid securities.

  20.  With respect to the S&P 500 Index Fund, make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  21.  With respect to the S&P 500 Index Fund, purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder.

  22.  With respect to the S&P 500 Index Fund, purchase warrants, puts, calls, straddles, spreads or combinations thereof.

  23.  With respect to the Small Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  24.  With respect to the Small Cap Value Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  25.  With respect to the Small Cap Growth Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  26.  With respect to the Tax-Managed Small Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of small companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  27.  With respect to the Mid-Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of medium-sized companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  28.  With respect to the Real Estate Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs). The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  29.  With respect to the Enhanced Income Fund, invest less than 80% of net assets in obligations of U.S. dollar-denominated instruments. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  30.  With respect to the Core Fixed Income Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  31.  With respect to the U.S. Fixed Income Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy.

  32.  With respect to the High Yield Bond Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities that are rated below investment grade. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

  33.  With respect to the Prime Obligation Fund, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

  34.  With respect to the Prime Obligation Fund, the Fund must maintain an average dollar-weighted Fund maturity of 90 days or less.

  35.  With respect to the Prime Obligation Fund, invest more than 10% of its net assets in illiquid securities.

  36.  With respect to the Prime Obligation Fund, make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

  37.  With respect to the Prime Obligation Fund, purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom as such statute, rules or regulations may be amended from time to time.

  38.  With respect to the Prime Obligation Fund, purchase warrants, puts, calls, straddles, spreads or combinations thereof.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

With respect to the Global Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income and U.S. Managed Volatility Funds, for purposes of the industry concentration limitation specified in the SAI: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly-owned subsidiary of SEI Investments Company

("SEI"), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund, at the following annual rates:

Fund	Administration Fee
Large Cap Fund	0.35%
Large Cap Value Fund	0.35%
Large Cap Growth Fund	0.35%
Tax-Managed Large Cap Fund	0.35%
S&P 500 Index Fund	0.22%
Small Cap Fund	0.35%
Small Cap Value Fund	0.35%
Small Cap Growth Fund	0.35%
Tax-Managed Small Cap Fund	0.35%
Mid-Cap Fund	0.35%
Real Estate Fund	0.35%
U.S. Managed Volatility Fund	0.35%
Global Managed Volatility Fund	0.35%
Tax-Managed Managed Volatility Fund	0.35%
Enhanced Income Fund	0.35%
Core Fixed Income Fund	0.28%
U.S. Fixed Income Fund	0.28%
High Yield Bond Fund	0.35%
Real Return Fund	0.35%
Prime Obligation Fund	0.42%
Multi-Strategy Alternative Fund	0.35%*

*  Commenced operations on March 31, 2010.

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Fund; and (ii) the dollar amount of the Administrator's voluntary fee waiver for the fiscal years ended September 30, 2008, 2009 and 2010:

	Administration Fees Paid (000)					Administration Fees Waived (000)
	2008	2009		2010		2008	2009		2010
Large Cap Fund	*	*		$4,324		*	*		$0
Large Cap Value Fund	$10,589	$5,790		$6,007		$0	$0		$0
Large Cap Growth Fund	$11,216	$6,309		$6,425		$0	$0		$0
Tax-Managed Large Cap Fund	$9,142	$4,896		$5,553		$0	$5		$0
S&P 500 Index Fund	$2,930	$1,755		$2,936		$399	$542		$0
Small Cap Fund	*	*		$854		*	*		$0
Small Cap Value Fund	$3,435	$1,949		$2,009		$0	$0		$0
Small Cap Growth Fund	$3,129	$1,462		$1,413		$0	$0		$0
Tax-Managed Small Cap Fund	$1,312	$740		$1,003		$0	$0		$0
Mid-Cap Fund	$590	$346		$487		$0	$0		$0
U.S. Managed Volatility Fund	$1,852	$1,236		$1,308		$0	$0		$0
Global Managed Volatility Fund	$816	$662		$924		$0	$0		$0
Tax-Managed Managed Volatility Fund	$184	$470		$690		$0	$0		$0
Real Estate Fund	$873	$592		$728		$0	$0		$0
Enhanced Income Fund	$1,513	$343		$610		$33	$459		$0
Core Fixed Income Fund	$12,021	$7,726		$6,849		$0	$0		$0
U.S. Fixed Income Fund	*	$397	**	$2,356		*	$0	**	$0
High Yield Bond Fund	$4,351	$3,407		$4,769		$0	$0		$0
Real Return Fund	*	$57	**	$467		*	$0	**	$88
Prime Obligation Fund	*	*		*		*	*		*
Multi-Strategy Alternative Fund	*	*		$199	***	*	*		$65	***

*    Not in operation during such period.

**  Commenced operations on July 2, 2009.

***  Commenced operations on March 31, 2010.

THE ADVISER AND SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 23 investment companies, including more than 174 funds. SIMC had approximately $90.2 billion in assets as of November 30, 2010.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among the Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. The Sub-Advisers are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies. SIMC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. SIMC may invest a portion of the Real Return Fund's assets in government securities, including TIPS. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Large Cap Fund	0.39%
Large Cap Value Fund	0.35%
Large Cap Growth Fund	0.40%
Tax-Managed Large Cap Fund	0.40%
S&P 500 Index Fund	0.03%
Small Cap Fund	0.65%
Small Cap Value Fund	0.65%
Small Cap Growth Fund	0.65%
Tax-Managed Small Cap Fund	0.65%
Mid-Cap Fund	0.40%
U.S. Managed Volatility Fund	0.65%
Global Managed Volatility Fund	0.65%
Tax-Managed Managed Volatility Fund	0.65%
Real Estate Fund	0.65%
Enhanced Income Fund	0.40%
Core Fixed Income Fund	0.275%
U.S. Fixed Income Fund	0.275%
High Yield Bond Fund	0.4875%
Real Return Fund	0.22%
Prime Obligation Fund	0.06%
Multi-Strategy Alternative Fund	1.50%*

*  Commenced operations on March 31, 2010.

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by the Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2008, 2009 and 2010:

	Advisory Fees Paid (000)				Advisory Fees Waived (000)
	2008	2009	2010		2008	2009	2010
Large Cap Fund	*	*	$4,414		*	*	$404
Large Cap Value Fund	$8,645	$4,881	$5,022		$1,944	$909	$985
Large Cap Growth Fund	$10,985	$6,294	$6,444		$1,833	$916	$899
Tax-Managed Large Cap Fund	$8,241	$4,655	$5,239		$2,216	$946	$1,114
S&P 500 Index Fund	$454	$313	$0		$0	$0	$400
Small Cap Fund	*	*	$1,474		*	*	$112
Small Cap Value Fund	$6,364	$3,558	$3,642		$15	$62	$89
Small Cap Growth Fund	$5,715	$2,578	$2,469		$96	$138	$155
Tax-Managed Small Cap Fund	$1,925	$1,091	$1,560		$511	$282	$302
Mid-Cap Fund	$675	$395	$557		$0	$0	$0
U.S. Managed Volatility Fund	$2,092	$1,394	$1,469		$1,348	$902	$959
Global Managed Volatility Fund	$1,032	$815	$1,200		$482	$415	$516
Tax-Managed Managed Volatility Fund	$202	$515	$752		$140	$358	$530
Real Estate Fund	$1,536	$1,039	$1,308		$85	$60	$45
Enhanced Income Fund	$1,013	$828	$311		$754	$89	$386
Core Fixed Income Fund	$11,282	$7,091	$6,216		$525	$497	$510
U.S. Fixed Income Fund	*	$279	$2,174		*	$111	$140
High Yield Bond Fund	$5,263	$4,304	$6,095		$797	$441	$548
Real Return Fund	*	$26	$185		*	$10	$164
Prime Obligation Fund	*	*	*		*	*	*
Multi-Strategy Alternative Fund	*	*	$114	**	*	*	$1,018	**

*    Not in operation during such period.

**  Commenced operations on March 31, 2010.

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended September 30, 2008, 2009 and 2010:

	Sub-Advisory Fees Paid (000)			Sub-Advisory Fees Waived (000)
	2008	2009	2010	2008	2009	2010
Large Cap Fund	*	*	$2,560	*	*	$0
Large Cap Value Fund	$4,106	$2,399	$2,448	$0	$0	$0
Large Cap Growth Fund	$6,178	$3,590	$3,690	$0	$0	$0
Tax-Managed Large Cap Fund	$4,320	$2,555	$2,856	$0	$0	$0
S&P 500 Index Fund	$151	$105	$134	$0	$0	$0
Small Cap Fund	*	*	$1,110	*	*	$0
Small Cap Value Fund	$4,912	$2,723	$2,780	$0	$0	$0
Small Cap Growth Fund	$4,374	$1,954	$1,864	$0	$0	$0
Tax-Managed Small Cap Fund	$1,322	$749	$1,129	$0	$0	$0
Mid-Cap Fund	$438	$258	$405	$0	$0	$0
U.S. Managed Volatility Fund	$1,298	$863	$909	$0	$0	$0
Global Managed Volatility Fund	$594	$468	$653	$0	$0	$0
Tax-Managed Managed Volatility Fund	$123	$314	$456	$0	$0	$0
Real Estate Fund	$1,162	$785	$970	$0	$0	$0
Enhanced Income Fund	$1,424	$640	$370	$0	$0	$0
Core Fixed Income Fund	$4,842	$2,952	$2,547	$0	$0	$0
U.S. Fixed Income Fund	*	$157	$913	*	$0	$0
High Yield Bond Fund	$3,398	$2,844	$4,051	$0	$0	$0
Real Return Fund	*	$15	$143	*	$0	$0

	Sub-Advisory Fees Paid (000)				Sub-Advisory Fees Waived (000)
	2008	2009	2010		2008	2009	2010
Prime Obligation Fund	*	*	*		*	*	*
Multi-Strategy Alternative Fund	*	*	$0	**	*	*	$0	**

*  Not in operation during such period.

**  Commenced operations on March 31, 2010.

For the fiscal years ended September 30, 2008, 2009 and 2010, SIMC paid LSV Asset Management, which is an affiliated person of SIMC, as follows:

	Sub Advisory Fees Paid (000)			Sub Advisory Fees Waived (000)
Fund	2008	2009	2010	2008	2009	2010
Large Cap Fund	*	*	$214	*	*	$0
Large Cap Value Fund	$1,065	$625	$654	$0	$0	$0
Tax-Managed Large Cap Fund	$482	$260	$329	$0	$0	$0
Small Cap Value Fund	$504	$390	$594	$0	$0	$0
Tax-Managed Small Cap Fund	$242	$132	$184	$0	$0	$0

*  Not in operation during such period.

The Sub-Advisers

ACADIAN ASSET MANAGEMENT LLC—Acadian Asset Management LLC ("Acadian") serves as a sub-adviser to a portion of the assets of the Global Managed Volatility Fund. Acadian was founded in 1986 and is a subsidiary of Old Mutual Asset Managers (US) LLC, which is an indirect wholly-owned subsidiary of Old Mutual plc. Old Mutual plc is a publicly traded company listed on the U.K. and South African stock exchanges.

ALLIANZ GLOBAL INVESTORS CAPITAL LLC—Allianz Global Investors Capital, LLC ("AGI Capital") serves as a sub-adviser to a portion of the assets of the Small Cap Fund. AGI Capital, a Delaware limited liability company, was founded in 2009 and is a wholly-owned subsidiary of Allianz Global Investors of America L.P., Allianz SE, a public company, indirectly holds a controlling interest in Allianz Global Investors of America L.P.

ANALYTIC INVESTORS, LLC—Analytic Investors, LLC ("Analytic'') serves as a sub-adviser to a portion of the assets of the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Analytic, a wholly owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970.

AQR CAPITAL MANAGEMENT, LLC—AQR Capital Management, LLC ("AQR") serves as a Sub-Adviser to a portion of the assets of the Small Cap and Small Cap Growth Funds. AQR, a Delaware limited liability company founded in 1998, is majority owned by its fifteen managing principals.

ARES MANAGEMENT LLC—Ares Management LLC ("Ares") serves as a sub-adviser to a portion of the Enhanced Income and the High Yield Bond Funds' assets. Ares, a Delaware limited liability company, was founded in 1997 and is privately held. Substantially, all of the equity interests in Ares are held indirectly by senior partners of the firm, all of whom are actively involved in Ares' investment activities.

ARONSON+JOHNSON+ORTIZ, LP—Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. AJO is wholly owned by its 13 limited partners. Theodore R. Aronson, Managing Principal, is 50% equity owner of AJO.

ARTISAN PARTNERS LIMITED PARTNERSHIP—Artisan Partners Limited Partnership ("Artisan") serves as a sub-adviser to a portion of the assets of the Small Cap Value Fund. Artisan is wholly owned by its parent company, Artisan Partners Holdings LP ("Artisan Partners Holdings"). Artisan Partners Holdings LP's sole general partner is Artisan Investment Corporation, which is controlled by Artisan founders, Andrew A. Ziegler and Carlene Murphy Ziegler.

BofA ADVISORS, LLC—BofA Advisors, LLC ("BofA") serves as the sub-adviser to the Prime Obligation Fund. BofA is a wholly owned indirect subsidiary of Bank of America, N.A., which in turn is an indirect wholly owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation.

BRIGADE CAPITAL MANAGEMENT, LLC—Brigade Capital Management, LLC ("Brigade") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Brigade, a Delaware limited liability company and an SEC registered investment adviser, is controlled by Donald E. Morgan III, the managing partner of Brigade.

BROWN INVESTMENT ADVISORY INCORPORATED—Brown Investment Advisory Incorporated ("Brown Advisory") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. Brown Advisory is the principal investment arm of Brown Advisory Holdings Incorporated. Brown Advisory is an S corporation, incorporated in Maryland.

CENTURY CAPITAL MANAGEMENT, LLC—Century Capital Management, LLC ("Century") serves as a sub-adviser to a portion of the assets of the Tax-Managed Small Cap Fund. Century is a Delaware limited liability company established in 2003 and is 100% employee owned. Managing Partners Alexander L. Thorndike and Davis R. Fulkerson each own a controlling interest in the firm.

DELAWARE MANAGEMENT COMPANY—Delaware Management Company ("DMC") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds. DMC is a series of Delaware Management Business Trust, which is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange (ASX: MQG) and regulated by the Australian Prudential Regulation Authority ("APRA"), the Australian banking regulator.

GUGGENHEIM INVESTMENT MANAGEMENT, LLC—Guggenheim Investment Management, LLC ("GIM") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. GIM, is an investment adviser, registered with the Securities and Exchange Commission.

INTECH INVESTMENT MANAGEMENT LLC—INTECH Investment Management LLC ("INTECH") serves as a sub-adviser to a portion of the assets of the Large Cap Value and Large Cap Growth Funds. Janus Capital Group Inc. indirectly owns approximately 95% of INTECH and approximately 5% of INTECH is owned by its employees. INTECH was founded in 1987.

INTEGRITY ASSET MANAGEMENT, LLC—Integrity Asset Management, LLC ("Integrity") serves as a sub-adviser to a portion of the assets of the Small Cap Fund. Integrity was founded in 2003 and is wholly-owned by its employees.

JANUS CAPITAL MANAGEMENT LLC—Janus Capital Management LLC ("Janus") serves as a sub-adviser to the Small Cap Growth Fund. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation.

JENNISON ASSOCIATES LLC—Jennison Associates LLC ("Jennison") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income and U.S. Fixed Income Funds. Jennison (including its predecessor, Jennison Associates Capital Corp.), is a registered investment advisor founded in 1969. Jennison, a Delaware limited liability company, is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

J.P. MORGAN INVESTMENT MANAGEMENT INC.—J.P. Morgan Investment Management Inc. ("JPMIM") serves as a sub-adviser to a portion of the assets of the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. JPMIM is a registered investment adviser and an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMC").

LAZARD ASSET MANAGEMENT LLC—Lazard Asset Management LLC ("Lazard") serves as a sub-adviser to a portion of the assets of the Large Cap Value Fund. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange.

LEE MUNDER CAPITAL GROUP, LLC—Lee Munder Capital Group, LLC ("LMCG") serves as a sub-adviser to a portion of the assets of the Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds. LMCG was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 45% owned by employees and 55% owned by Convergent Capital Management, LLC.

LEGG MASON CAPITAL MANAGEMENT, INC.—Legg Mason Capital Management, Inc. ("LMCM") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. LMCM, a Maryland corporation, was founded in 1982 and is a wholly-owned subsidiary of Legg Mason, Inc., a Maryland corporation.

LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC.—Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") serves as a sub-adviser to a portion of the assets of the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. LA Capital is a Subchapter S corporation founded in 2002 and is wholly-owned by its working principals.

LSV ASSET MANAGEMENT—LSV Asset Management ("LSV") serves as a sub-adviser to a portion of the assets of the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets since 1994. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV.

MARTINGALE ASSET MANAGEMENT, L.P.—Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser to a portion of the assets of the Small Cap Value Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale.

METROPOLITAN WEST ASSET MANAGEMENT LLC—Metropolitan West Asset Management LLC ("MetWest") serves as a sub-adviser to a portion of the assets of the Core Fixed Income and U.S. Fixed Income Funds. MetWest, founded in 1996, became a wholly-owned subsidiary of The TCW Group, Inc. in February 2010.

NEUBERGER BERMAN MANAGEMENT LLC—Neuberger Berman Management LLC ("NBML") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. NBML is a wholly owned subsidiary of Neuberger Berman Group LLC.

PARAMETRIC PORTFOLIO ASSOCIATES—Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds. Parametric is 92% owned by Eaton Vance Corp., a Boston-based investment management firm, and 8% by Parametric's executives and employees.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC—Quantitative Management Associates LLC ("QMA") serves as a sub-adviser to a portion of the assets of the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, LLC, which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company that was formed in 2003.

ROBECO INVESTMENT MANAGEMENT, INC.—Robeco Investment Management, Inc. ("RIM") serves as a sub-adviser to a portion of the assets of the Small Cap and Small Cap Value Funds. RIM is a wholly-owned subsidiary of the Dutch investment management firm Robeco Group N.V., which in turn is 100% owned by Cooperative Centrale Raiffeisen Boerenleenbank B.A. (also known as Rabobank).

SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED—Security Capital Research & Management Incorporated ("Security Capital") serves as a sub-adviser to a portion of the assets of the Real Estate Fund. Security Capital is an indirect, 100% subsidiary of J.P. Morgan Chase & Co.

SSgA FUNDS MANAGEMENT, INC.—SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the sub-adviser to the S&P 500 Index Fund. The S&P 500 Index Fund is managed by the Global Structured Products Group. Portfolio Managers Kristin Carcio and Karl Schneider, principals of SSgA FM, are members of SSgA FM's Global Structured Products Group and have day-to-day management responsibility of the S&P 500 Index Fund. Ms. Carcio joined the firm in 2007. Prior to joining SSgA, Kristin worked in the fixed income research group at Loomis, Sayles & Co., where she was responsible for the analysis of ABS and CMBS. Mr. Schneider joined the firm in 1996. He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

WELLINGTON MANAGEMENT COMPANY, LLP—Wellington Management Company, LLP ("Wellington Management"), a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, serves as a Sub-Adviser to a portion of the assets of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

WELLS CAPITAL MANAGEMENT INC.—Wells Capital Management Inc. ("WellsCap'') serves as a sub-adviser to a portion of the assets of the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds. WellsCap became a subsidiary of Wells Fargo Bank in 1996 and was formed from existing institutional investment management teams that had been in place since 1981.

WESTEND ADVISORS LLC—WestEnd Advisors LLC (WestEnd) serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. WestEnd, founded in 2004, is an independent investment advisory firm structured as a limited liability corporation (LLC). WestEnd is 100% owned by employees.

WESTERN ASSET MANAGEMENT COMPANY—Western Asset Management Company ("Western Asset") serves as a sub-adviser to a portion of the assets of the Core Fixed Income and U.S. Fixed Income Funds. Western Asset is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds.

WESTERN ASSET MANAGEMENT COMPANY LIMITED—Western Asset Management Company Limited ("Western Asset Limited") serves as a sub-adviser to a portion of the assets of the Core Fixed Income and U.S. Fixed Income Funds. Western Asset Limited is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland.

WILLIAM BLAIR & COMPANY, LLC—William Blair & Company, LLC (William Blair) serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. William Blair, founded in 1935, is a limited liability company, 100% owned by its employees. The legal structure is a limited liability company 100% owned by WBC Holdings, L.P., a limited partnership.

Portfolio Management

Acadian

Compensation. SIMC pays Acadian a fee based on the assets under management of the Global Managed Volatility Fund as set forth in an investment sub-advisory agreement between Acadian and SIMC. Acadian pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Global Managed Volatility Fund. The following information relates to the period ended September 30, 2010.

Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits, and, among the majority of senior investment professionals and certain other key employees, equity ownership in the firm as part of the Acadian Key Employee Limited Partnership (KELP).

Compensation is highly incentive-driven, with Acadian paying up to and sometimes in excess of 100% of base pay for performance bonuses. Bonuses are tied directly to the individual's contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, portfolio performance, asset growth, and overall firm performance. Since portfolio management is a team approach, investment team members' compensation is not linked to the performance of specific accounts but rather to the individual's overall contribution to the success of the team and the firm's profitability.

Ownership of Fund Shares. As of the end of the Global Managed Volatility Fund's most recently completed fiscal year, Acadian's portfolio managers did not beneficially own any shares of the Global Managed Volatility Fund.

Other Accounts. As of September 30, 2010, the portfolio managers were responsible for the day-to-day management of certain other accounts (collectively, "Other Accounts"), as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts		Total Assets		Number of Accounts		Total Assets		Number of Accounts		Total Assets
Brendan Bradley**	11		$3,730	M	56		$9,054	M	161		$34,798	M
	3	*	$1,482	M	5	*	$579	M	21	*	$8,536	M
Constantine Papageorgiou**	11		$3,730	M	56		$9,054	M	161		$34,798	M
	3	*	$1,482	M	5	*	$579	M	21	*	$8,536	M

*    These accounts are subject to a performance-based advisory fee.

**  Please note that investment professionals function as a team of 16 core equity managers and are not segregated along product lines or by client type. The portfolio managers listed above work on all core equity products and the data shown for each manager reflects firm-level numbers of accounts and assets under management, segregated by investment vehicle type.

Conflicts of Interests. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Global Managed Volatility Fund, which may have different investment guidelines and objectives. In addition to the Global Managed Volatility Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for Global Managed Volatility Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by Global Managed Volatility Fund and the Other Accounts. The Other Accounts may have similar investment objectives or strategies as the Global Managed Volatility Fund, they may track the same benchmarks or indexes as the Global Managed Volatility Fund tracks, and they may sell securities that are eligible to be held, sold or purchased by the Global Managed Volatility Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Global Managed Volatility Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the Global Managed Volatility Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

AGI Capital

AGI Capital was formed from the integration of three affiliates, NFJ Investment Group ("NFJ"), Nicholas-Applegate Capital Management ("Nicholas-Applegate") and Oppenheimer Capital ("OpCap"). In June 2008, NFJ, Nicholas-Applegate and OpCap began working more closely across non-investment management functions, including business development, client service, operations, technology and legal/compliance. In March 2010, the holding company that includes these three firms adopted the name Allianz Global Investors Capital. In July 2010, all employees of Nicholas-Applegate and OpCap became employees of AGI Capital, and the transition of management of client assets from Nicholas-Applegate and OpCap to AGI Capital was initiated. AGI Capital provides oversight with respect to the investment management services provided by NFJ, as well as non-investment functions including marketing, operations, technology, legal/compliance and client service. AGI Capital and NFJ are SEC-registered investment advisors.

AGI Capital's compensation plan is designed specifically to be aligned with the interests of the firm's clients. The firm aims to provide rewards for exceptional investment performance and build an enduring company with a long-term culture of shared success. To that end, in addition to competitive base salaries, the firm offers both short- and long-term incentive plans.

Compensation and Investment Performance

Short-term incentive pools for investment teams are annual discretionary bonuses funded by the firm's revenue and allocated based on the performance of the strategies and the teams. The percentage allocated to an investment team is adjusted to reflect performance relative to the benchmark over a one-, three-, and five-year period (the timeframe may vary depending on the strategy). The team pools are then subjectively allocated to team members based on individual contributions to client accounts. This revenue sharing arrangement directly aligns compensation with investment performance.

Long-Term Incentive Plan

A Long-Term Incentive Plan provides rewards to certain key staff and executives of AGI Capital and the other Allianz Global Investors companies to promote long-term growth and profitability. The Plan is based on the firm's operating earnings growth of both AGI Capital and Allianz Global Investors, has a three-year vesting schedule and is paid in cash upon vesting.

Ownership

Managing Directors at the firm are provided with an interest that shares in the future growth and profitability of AGI Capital. Each unit is designed to deliver an annual distribution and a value based on the growth in profits. The plan has a five-year vesting schedule.

The long-term components of this compensation structure are designed to link successful investment performance and longer-term company performance with participant pay, further motivating key employees to continue making important contributions to the success of the firm's business.

Overall, AGI Capital believes that competitive compensation is essential to retaining top industry talent. With that in mind, they continually reevaluate their compensation policies against industry benchmarks. Their goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms including McLagan Partners.

Ownership of Fund Shares. As of the end of the Small Cap and Small Cap Growth Funds' most recently completed fiscal year, AGI Capital's portfolio managers did not beneficially own any shares of the Small Cap or Small Cap Growth Fund.

Other Accounts. As of September 30, 2010, in addition to the Small Cap and Small Cap Growth Funds, AGI Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael Corelli	2	$428.1	0	$0	16	$673.5
Eric Sartorius (co-PM)	2	$428.1	0	$0	16	$673.5

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. The potential for conflicts of interests exists when portfolio managers are responsible for managing other accounts that have similar investment objectives and strategies as the Small Cap and Small Cap Growth Funds. Potential conflicts include, for example conflicts between investment strategies and conflicts in the allocation of investment opportunities. Typically, client portfolios having similar strategies are managed by portfolio managers in the same group using similar objectives, approach and philosophy. Therefore, portfolio holdings, relative position size and industry and sector exposures tend to be similar across portfolios with similar strategies, which minimizes the potential for conflicts of interest.

AGI Capital may receive more compensation with respect to certain accounts managed in a similar style than that received with respect to the Small Cap and Small Cap Growth Funds or may receive compensation based in part on the performance of certain similarly managed accounts. This may create a potential conflict of interest for AGI Capital or its portfolio managers by providing an incentive to favor these types of accounts when for example, placing securities transactions. Similarly, it could be viewed as having a conflict of interest to the extent that AGI Capital or an affiliate has a proprietary investment in an account managed in a similar strategy, or the portfolio manager has personal investments in similarly managed strategies. Potential conflicts of interest may arise with both the aggregation and allocation of investment opportunities because of market factors or investment restrictions imposed upon AGI Capital by law, regulation, contract or internal policies. The allocation of aggregated trades, in particular those that were partially completed due to limited availability, could also raise a conflict of interest, as AGI Capital could have an incentive to allocate securities that are expected to increase in value to favored accounts, for example, initial public offerings of limited availability. Another potential conflict of interest may arise when transactions for one account occurs after transactions in a different account in the same or different strategy thereby increasing the value of the securities when a purchase follows a purchase of size in another account or similarly decreasing the value if it is a sale. AGI Capital also manages accounts that may engage in short sales of securities of the type in which the Small Cap and Small Cap Growth Funds invest, AGI Capital could be seen as harming the performance of the Small Cap and Small Cap Growth Funds for the benefit of the accounts engaging in the short sales if the short sales cause the market value of the securities to fall.

AGI Capital or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments due to liquidity or other concerns or regulatory restrictions. Such policies may preclude the Small Cap and Small Cap Growth Funds from purchasing a particular security or financial instrument, even if such security or financial instrument would otherwise meet the Small Cap and Small Cap Growth Funds' objectives.

AGI Capital and its affiliates' objectives are to meet their fiduciary obligation with respect to all clients. AGI Capital and its affiliates have policies and procedures that are reasonably designed to seek to manage conflicts. AGI Capital and its affiliates monitor a variety of areas, including compliance with fund guidelines, trade allocations, and compliance with the respective Code of Ethics. Allocation policies and procedures are designed to achieve a fair and equitable allocation of investment opportunities among its clients over time.

Orders for the same equity security traded through a single trading desk or system are typically aggregated on a continual basis throughout each trading day consistent with AGI Capital's best execution obligation for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated on a pro-rata average price basis, subject to certain limited exceptions.

Analytic

Compensation. SIMC pays Analytic a fee based on the assets under management of the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds as set forth in an investment sub-advisory agreement between Analytic and SIMC. Analytic pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. The following information relates to the period ended September 30, 2010.

Analytic's compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of the firm in terms of profitability; the overall success of the department or team; and an individual's contribution to the team, based on goals established during the performance period. Compensation based on investment strategy performance is not tied to individual account performance, but rather to each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account. Portfolio managers' base salaries are typically reviewed on an annual basis determined by each portfolio manager's anniversary date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year. Profit incentives are allocated on an annual basis. Additionally, the Analytic Equity Plan is designed to foster and promote the long term success of Analytic by enabling senior managers and portfolio management professionals to obtain equity interests in Analytic. Under the Plan, Analytic is currently authorized to grant or sell restricted equity interests to key employees in an aggregate amount representing up to 24.9% of Analytic.

Ownership of Fund Shares. As of September 30, 2010, Analytic's portfolio managers did not beneficially own any shares of the Global Managed Volatility, Tax-Managed Managed Volatility or U.S. Managed Volatility Fund.

Other Accounts. As of September 30, 2010, in addition to the Global Managed Volatility, Tax-Managed Managed Volatility and U.S. Managed Volatility Funds, Analytic's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Harindra de Silva	10		$2,363,667,416	20		$1,578,223,398	26		$2,403,208,806
	0	*	$0	6	*	$977,442,553	10	*	$1,010,739,261
Dennis M. Bein	8		$2,199,877,964	18		$1,510,090,747	29		$2,297,872,739
	0	*	$0	6	*	$977,442,553	10	*	$1,010,739,261
Ryan Brown	7		$2,128,865,712	8		$986,241,742	25		$1,974,901,929
	0	*	$0	3	*	$716,523,293	6	*	$687,768,451
David Krider	4		$284,823,574	6		$196,725,608	3		$456,055,828
	0	*	$0	0	*	$0	2	*	$267,560,413

* These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. Analytic's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include those referenced above. The

Other Accounts include the portfolio managers' own accounts, the accounts of their families, the account of any entity in which they have a beneficial interest or the accounts of others for whom they may provide investment advisory, brokerage or other services. The Other Accounts might have similar investment objectives as the U.S. Managed Volatility, Global Managed Volatility Fund and Tax-Managed Managed Volatility Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Analytic does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Analytic believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Analytic's portfolio managers' day-to-day management of the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Because of their positions with the Global Managed Volatility and U.S. Managed Volatility Funds, the portfolio managers know the size, timing and possible market impact of U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. However, Analytic has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Analytic's portfolio managers' management of the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds, which conflict of interest may be exacerbated to the extent that Analytic or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Notwithstanding this theoretical conflict of interest, it is Analytic's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Analytic has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds, such an approach might not be suitable for the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds given their investment objectives and related restrictions.

AQR

Compensation. SIMC pays AQR a fee based on the assets under management of the Small Cap and Small Cap Growth Funds as set forth in an investment sub-advisory agreement between AQR and SIMC. AQR pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap Growth Funds. The following information relates to the period ended September 30, 2010.

AQR's portfolio managers, as Principals of the firm, are rewarded for their innovative contributions, work ethic, and team commitment in the form of partnership distributions from the total earnings of AQR. Principals are compensated based on AQR's overall firm wide performance—not individual profits/losses or strategy performance. AQR believes that this fosters a culture of teamwork and shared goals, thus eliminating a conflict of interest as it relates to compensation based on individual client accounts and performance.

Ownership of Fund Shares. As of the end of the Small Cap and Small Cap Growth Funds' most recently completed fiscal year, AQR's portfolio managers did not beneficially own any shares of the Small Cap or Small Cap Growth Fund.

Other Accounts. As of September 30, 2010, in addition to the Small Cap and Small Cap Growth Funds, AQR's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Clifford Asness	9		$2,114	54		$10,024	47		$12,236
	—	*	$—	31	*	$6,946	5	*	$1,121
Jacques Friedman	6		$825	43		$8,394	47		$12,236
	—	*	$—	21	*	$5,296	5	*	$1,121
Ronen Israel	10		$2,746	47		$9,048	47		$12,236
	—	*	$—	25	*	$5,970	5	*	$1,121
Lars Nielsen	10		$2,746	53		$10,024	47		$12,236
	—	*	$—	31	*	$6,946	5	*	$1,121

†  AQR utilizes a team-based approach to portfolio management and each of the portfolio managers listed above are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. AQR's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap and Small Cap Growth Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Small Cap or Small Cap Growth Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap or Small Cap Growth Fund. AQR does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, AQR believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of AQR's portfolio managers' day-to-day management of the Small Cap and Small Cap Growth Funds. Because of their positions with the Small Cap and Small Cap Growth Funds, the portfolio managers know the size, timing and possible market impact of Small Cap and Small Cap Growth Fund trades. It is theoretically possible that AQR's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap or Small Cap Growth Fund. However, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of AQR's portfolio managers' management of the Small Cap and Small Cap Growth Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap and Small Cap Growth Funds. This conflict of interest may be exacerbated to the extent that AQR or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (some of which receive a base and incentive fee) than from the Small Cap and Small Cap Growth Funds. Notwithstanding this theoretical conflict of interest, it is AQR's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AQR has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while AQR's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap or Small Cap Growth Fund, such securities might not be suitable for the Small Cap or Small Cap Growth Fund given its investment objectives and related restrictions. Subject to applicable laws and/or client restrictions, AQR may buy, sell or hold securities for a client or proprietary account while entering into a different or opposite investment decision for other client or proprietary accounts. Hence, AQR may purchase or sell the same securities for more than one advisory client (or proprietary account) account on the same day

(including at the same time) in the same direction, the opposite direction or a combination of the two directions. There may be potential disadvantages when more than one client account simultaneously seeks to buy or sell commonly held securities and other investment positions. Also, client accounts may hold securities whose issuers are subject to a merger or are issuing convertible securities and subsequently invested in by funds managed by AQR. In general, clients may take an opposite investment position (i.e., a long position versus a short position) in the same security held by other clients.

AQR's portfolio managers and investment personnel are all responsible for determining the investment decisions across all of AQR's accounts and funds including accounts with performance-based fees. As a registered investment adviser and a fiduciary, AQR must exercise due care to ensure that investment opportunities are allocated equitably among all client accounts. It is AQR's policy to provide consistent treatment of client accounts with similar investment guidelines when possible.

Ares

Compensation. SIMC pays Ares a fee based on the assets under management of the Enhanced Income and High Yield Bond Funds as set forth in an investment sub-advisory agreement between Ares and SIMC. Ares pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Enhanced Income and High Yield Bond Funds. The following information relates to the period ended September 30, 2010.

Among other Ares Partners and owners, Mr. Brufsky receives a share of Ares' net income that is distributed to the parent company annually. Messrs. Cascella's and Leupp's performance is reviewed by Greg Margolies, Senior Partner and Head of Capital Markets Group, and other members of management and their compensation, as well as that of other investment professionals, is determined pursuant to an annual review in December. Investment professional reviews focus primarily on credit analysis and communication, including new recommendations, quarterly updates, contributions to industry strategy and relative value assessments. The annual performance of the investment professionals' recommendations are also compared to the performance of the underlying portfolio securities within their areas of industry coverage for the year in review. While compensation varies across the firm depending on the experience level and responsibility, investment professionals' compensation is composed of a fixed base salary as well as an annual bonus. Also, the portfolio managers and certain senior investment professionals participate in a co-investment program, investing their own money into the various fund vehicles, which effectively ties their compensation to their performance as well as the performance of those funds.

Ownership of Fund Shares. As of September 30, 2010, Ares' portfolio managers did not beneficially own any shares of the Enhanced Income or High Yield Bond Fund.

Other Accounts. As of September 30, 2010, in addition to the Enhanced Income and High Yield Bond Funds, Ares' portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts	Total Assets
Ares Management Team (Seth Brufsky, Americo Cascella and John Leupp)	2	$428,000,000	25		$13,005,000,000	12	$4,667,000,000
			20	*	$12,044,000,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. Ares' portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Enhanced Income or High Yield Bond Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Enhanced Income or High Yield Bond Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Enhanced Income or High Yield Bond Fund. Ares does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Ares believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Ares' portfolio managers' day-to-day management of the Enhanced Income and High Yield Bond Funds. Because of their positions with the Enhanced Income and High Yield Bond Funds, the portfolio managers know the size, timing and possible market impact of Enhanced Income and High Yield Bond Fund trades. It is possible that Ares' portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Enhanced Income or High Yield Bond Fund. However, Ares has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Ares' portfolio managers' management of the Enhanced Income and High Yield Bond Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Enhanced Income or High Yield Bond Fund. This conflict of interest may be exacerbated to the extent that Ares or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Enhanced Income or High Yield Bond Fund. Notwithstanding this potential conflict of interest, it is Ares' policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Ares has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Ares' portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Enhanced Income or High Yield Bond Fund, such securities might not be suitable for the Enhanced Income or High Yield Bond Fund given its investment objectives and related restrictions.

AJO

Compensation. SIMC pays AJO a fee based on the assets under management of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds as set forth in an investment sub-advisory agreement between AJO and SIMC. AJO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The following information relates to the period ended September 30, 2010.

Each of AJO's portfolio managers is a principal of the firm. All principals are compensated through a fixed salary, equity-based cash distributions and merit-based cash bonuses that are awarded entirely for contributions to the firm. Each calendar year end, the managing principal of AJO, in consultation with the other senior partners, determines the bonus amounts for each portfolio manager. Bonuses can be a significant portion of a portfolio manager's overall compensation. Bonus amounts are generally based on the following factors: net revenues and cash position of AJO; ownership percentage of the portfolio manager; and overall contributions of the portfolio manager to the operations of AJO. Although many of the firm's fee arrangements are performance-based, no individual's compensation is directly tied to account performance or to the value of the assets held in particular funds, or even to firm-wide assets. Portfolio managers may also be awarded non-cash compensation in the form of increased ownership in the firm. Presently, AJO does not have any deferred compensation arrangements.

Ownership of Fund Shares.  As of the end of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds' most recently completed fiscal year, AJO's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility or Tax-Managed Managed Volatility Fund.

Other Accounts. As of September 30, 2010, in addition to the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, AJO's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Aronson, Ortiz, Cranston, Moore, Wenzinger and Whitehead	11		$3,182,280,000	15		$2,511,180,000	49		$7,055,130,000
	2	*	$81,470,000	3	*	$209,990,000	45	*	$4,130,860,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. AJO's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, AJO does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, AJO believes that it has adopted policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. Because of their positions with the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, AJO's portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. However, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. This conflict of interest may be exacerbated to the extent that AJO or its portfolio managers receive, or expect to receive, greater compensation from their management of accounts other than the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. Notwithstanding this potential conflict of interest, it is AJO's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while AJO's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, such an approach might not be suitable for the Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, given their investment objectives and related restrictions.

Artisan

Compensation. SIMC pays Artisan a fee based on the assets under management of the Small Cap Value Fund as set forth in an investment sub-advisory agreement between Artisan and SIMC. Artisan pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value Fund. The following information relates to the period ended September 30, 2010.

An Artisan portfolio manager is compensated through an annual fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool, the aggregate of which is tied to Artisan's fee revenues generated by all accounts included within the manager's investment strategy, including the Small Cap Value Fund, during the calendar year. Portfolio managers are not compensated based on the performance of accounts they manage, except to the extent that positive account performance results in increased investment management fees earned by Artisan based on assets under management. Artisan bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns its portfolio managers' interests more closely with the long-term interests of clients.

Artisan's portfolio managers also participate in group life, health, medical reimbursement and retirement plans that are generally available to all salaried employees of the firm. All senior professionals, including portfolio managers, have, or are expected to have over a reasonable time, limited partnership interests in the firm.

Ownership of Fund Shares. As of the end of the Small Cap Value Fund's most recently completed fiscal year, Artisan's portfolio managers did not beneficially own any shares of the Small Cap Value Fund.

Other Accounts. As of September 30, 2010, in addition to the Small Cap Value Fund, Artisan's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr.	7	$10,289,824,580	3	$72,916,389	31		$2,566,444,542
					1	*	$65,250,270

*  This account is subject to a performance-based advisory fee.

Conflicts of Interests. Artisan's U.S. value investment team, led by Scott C. Satterwhite, James C. Kieffer and George O. Sertl, Jr., manages various types of portfolios for multiple clients within three investment strategies (small cap value, mid cap value and value equity). These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan, its portfolio managers and its other personnel might conflict with the interests of the Small Cap Value Fund and its shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within Artisan's U.S. value strategies are managed similarly, substantially all of the research and portfolio management activities conducted by the U.S. value investment team benefit all clients within the particular strategy. Artisan's accounting and financial personnel and legal and compliance personnel divide their time among services to the Small Cap Value Fund and other client accounts.

Restrictions on Activities. Artisan generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. Therefore, client-imposed restrictions placed on one or more client accounts may impact the manner in which Artisan invests on behalf of all of its client accounts.

To prevent the potentially negative impact that the actions by one client account or multiple client accounts may have on the manner in which Artisan invests on behalf of all of its client accounts, Artisan generally does not accept accounts subject to restrictions that Artisan believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan. From time to time, clients in a particular investment strategy, including the Small Cap Value Fund, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan or has another business relationship with Artisan or its affiliates. Artisan has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

Artisan may allow an employee of the firm to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material nonpublic information, Artisan does not permit investment by client accounts or persons covered by Artisan's Code of Ethics in securities of any issuer of which an Artisan employee is a director, except that the employee who is the director may purchase and sell that company's securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Small Cap Value Fund if the Artisan employee were not a director. No employee of Artisan currently serves as a director or officer of any public company other than Artisan Funds, Inc., a registered investment company advised by Artisan ("Artisan Funds").

Management Services Provided to or Business Relationships with the Small Cap Value Fund's Service Providers. Artisan may provide separate account management services to or have other business relationships with entities that are, or affiliates of which are, service providers to the Small Cap Value Fund. In every case, the compensation received by Artisan for its advisory services is consistent with the fees received by Artisan from clients that have no relationship with the Small Cap Value Fund.

Allocation of Portfolio Transactions Among Clients. Artisan seeks to treat all of the firm's clients fairly when allocating investment opportunities among clients. Because the firm's investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for a limited number of client-imposed restrictions and limitations), most orders placed by the firm's investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm's traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team's order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. The trader also strives to use a single broker for execution of a given trade on any given day to manage transaction costs; however, with increasing fragmentation of securities markets and dispersion of sources of liquidity, the trader may use more than one broker. All participating accounts, including the Small Cap Value Fund, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and commission rate.

Because the firm usually does not know in advance how many shares it will receive in most underwritten offerings, including initial public offerings, the firm allocates the shares after the shares are received. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan's proprietary accounts, which are discussed below, are not permitted to invest in underwritten offerings.

There also may be instances where a particular security is held by more than one investment strategy ("cross holdings") due to the overlap of their investment universes. "Same way" transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, the trader works both trades in the market at the same time, subject to the requirements of the written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will contact each portfolio manager involved to determine if either portfolio manager wishes to withdraw or modify his order. If both orders remain unmodified, the traders may proceed to work those orders in the markets, so long as the traders follow written trade processing procedures designed to prevent the firm from causing the account of one client to buy or sell a security from or to the account of another client.

The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan and are included in Artisan's compliance program.

Soft Dollars and Commission Recapture. As an investment adviser, Artisan has an obligation to seek best execution for clients—that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan's investment decisions for the benefit of its clients. Subject to Artisan's duty to seek best execution, Artisan's selection of brokers is affected by Artisan's receipt of research services.

Artisan uses client commissions (i) to acquire third party research, including the eligible portion of certain "mixed use" research products, and (ii) for proprietary research provided by brokers participating in the execution process, including access to the brokers' traders and analysts, access to conferences and company managements, and the provision of market information.

When Artisan receives research products and services in return for client brokerage, it relieves Artisan of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan to select a particular broker-dealer or electronic communication network ("ECN") that will provide it with research products or services. However, Artisan chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Small Cap Value Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain governmental clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan pays for such products and services from its own funds).

A number of Artisan's clients, including the Small Cap Value Fund, participate in commission recapture arrangements, pursuant to which Artisan is directed to use or otherwise cause commissions to be paid to one or more of a client's designated commission recapture brokers subject to Artisan's duty to seek best execution. Those client directions generally require that Artisan executes transactions generating a target percentage of commissions paid by the client's account with one or more of the client's recapture brokers. Artisan tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm's investment strategies (subject to differences that may arise as a result of cash flows in to or out of an account). The firm's progress toward those commission recapture goals are monitored on an on-going basis by members of the legal and compliance team and the firm's brokerage committee.

Artisan has adopted written procedures with respect to soft dollars and commission recapture.

Proprietary and Personal Investments and Code of Ethics. Artisan's proprietary investments and personal investments by the firm's employees also may present potential conflicts of interest with Artisan's clients, including the Small Cap Value Fund. Artisan from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Other proprietary or similar accounts, that may exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of the firm's clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts, including the proprietary and other accounts. As of September 30, 2010, Artisan did not have any proprietary accounts.

Personal transactions are subject to Artisan's Code of Ethics, which generally provides that employees of Artisan may not take personal advantage of any information that they may have concerning Artisan's current investment program. The Code requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibits Artisan's employees from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty days. Certain transactions, including trading of mutual funds for which Artisan acts as adviser or sub-adviser, are excluded from the short-term trading limitation. Trading in mutual fund shares is excluded from that prohibition because funds typically have their own policies and procedures related to short-term trading activity.

In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan's compliance department quarterly or more frequently. Artisan reviews those reports and the securities holdings of its employees for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan's clients.

Fees. Like the fees Artisan receives from the Small Cap Value Fund, the fees Artisan receives as compensation from other client accounts are typically calculated as a percentage of the client's assets under management. However, Artisan may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan's performance against an agreed upon benchmark), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of September 30, 2010, Artisan had five separate accounts with performance-based fees encompassing all of its investment strategies. One of the five separate accounts is in Artisan's U.S. small cap value strategy. Although Artisan may have an incentive to manage the assets of accounts with performance-based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan's procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Brigade

Compensation. SIMC pays Brigade a fixed fee based on the assets under management of the High Yield Bond Fund as set forth in the investment sub-advisory agreement between Brigade and SIMC. Brigade pays its investment professionals out of its total revenues, which includes, among other things, the sub-advisory fees earned with respect to the High Yield Bond Fund. Brigade's compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients.

Brigade's compensation of Donald E. Morgan, III (the "Portfolio Manager"), includes: (i) a fixed monthly payment and (ii) other compensation that is generally payable per annum based on the total net revenues earned by Brigade from client accounts. To the extent earned, it is expected that the incentive compensation component with respect to all portfolios managed by the Portfolio Manager can, and typically will, represent a significant portion of the Portfolio Manager's overall compensation, and can vary significantly from year to year, depending on the performance on the accounts.

Ownership of Fund Shares. As of the end of the High Yield Bond Fund's most recently completed fiscal year, the Portfolio Manager and his employees did not beneficially own any shares of the High Yield Bond Fund.

Other Accounts. As of September 30, 2010, in addition to the High Yield Bond Fund, the Portfolio Manager was responsible for the day-to-day management of certain Other Accounts that pay Brigade a fixed fee based on the assets under management, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Donald E. Morgan, III	2		$750,791,353	22		$6,596,654,767	6		$329,045,174
	0	*	$0	11	*	$5,569,704,199	0	*	$0

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. Conflicts of interest may arise as a result of the Portfolio Manager being responsible for providing investment advisory services to multiple accounts, including the High Yield Bond Fund, which may have similar or different investment guidelines and objectives. In addition to the High Yield Bond Fund, these accounts may include accounts of registered investment companies, private investment funds, separately managed accounts, joint venture vehicles and other institutional or sophisticated investors including serving as a collateral manager to an entity that operates as a collateral loan obligation ("Other Accounts").

In particular, these conflicts of interest may arise when allocating investment opportunities in a way that may favor Other Accounts over the High Yield Bond Fund. These conflicts may be exacerbated to the extent that Brigade receives, or expects to receive, greater compensation from the management of the Other Accounts (some of which receive both a management and incentive fee), as the High Yield Bond Fund only pays a fixed fee.

Brigade (or its members, employees and affiliates) may give advice or take action with respect to the Other Accounts that differs from the advice given with respect to the High Yield Bond Fund. To the extent a particular investment is suitable for both the High Yield Bond Fund and the Other Accounts, such investments will be allocated between the High Yield Bond Fund and the Other Accounts in a manner which Brigade determines is fair and equitable under the circumstances to all clients, including the High Yield Bond Fund.

To address and manage these potential conflicts of interest, Brigade has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Brown Advisory

Compensation. SIMC pays Brown Advisory a fee based on the assets under management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between Brown Advisory and SIMC. Brown Advisory pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended September 30, 2010.

The portfolio manager of the sub-adviser receives a compensation package that includes a base salary and variable incentive bonus. A portfolio manager who is also a member of the sub-adviser's management team maintains a significant equity interest in Brown Advisory Holdings Incorporated. The incentive bonus is subjective. It takes into consideration a number of factors including but not limited to performance, client satisfaction and service and the profitability of the sub-adviser's business. When evaluating a portfolio manager's performance the sub-adviser compares the pre-tax performance of a portfolio manager's accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre-tax investment return over the prior 1, 3, and 5 year periods.

Accounts managed in the large-cap growth equity strategy are typically compared to the Russell 1000 Growth Index.

All portions of a portfolio manager's compensation package are paid by the sub-adviser and not by any client account.

Ownership of Fund Shares. As of September 30, 2010, Brown Advisory's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds.

Other Accounts. As of September 30, 2010, in addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, Mr. Stuzin was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Kenneth M. Stuzin, CFA	3	$1,323,262	2	$97,513	67	$737,794

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client's individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Sub-Advisor may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows.

The sub-adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Funds may abuse their fiduciary duties to the Funds.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the sub-adviser has adopted procedures for allocating portfolio transactions across multiple accounts and conducting trades on a soft dollar basis, if applicable.

Century

Compensation. SIMC pays Century a fee based on the assets under management of the Tax-Managed Small Cap Fund as set forth in an investment sub-advisory agreement between Century and SIMC. Century pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small Cap Fund. The following information relates to the period ended September 30, 2010.

Portfolio Manager Donald M. Bisson receives a compensation package that includes a base salary and annual bonus. In addition, as an equity owner of Century, he receives periodic distributions of the firm's profits. Mr. Bisson's base salary is determined annually and reflects his level of experience and his responsibilities and tenure at Century. His annual bonus is based primarily on a percentage of the revenues earned by Century for managing the Fund and other accounts for which Mr. Bisson serves as portfolio manager. This revenue-based incentive, which is directly related to the asset levels of the Fund and other accounts that Mr. Bisson manages, can represent a significant portion of his overall compensation. A portion of the bonus is linked to the performance of the Fund and the other accounts compared to the Russell 2500

Growth index over a one year period. The portion of the bonus related to the performance of the Fund is based on the Fund's net pre-tax performance.

Ownership of Fund Shares. As of September 30, 2010, Mr. Bisson did not beneficially own shares of the Tax-Managed Small Cap Fund.

Other Accounts. As of September 30, 2010, in addition to the Tax-Managed Small Cap Fund, Mr. Bisson was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Donald Bisson	1	$48,534	1	$1,048	11	$369,809

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. Century recognizes that potential conflicts of interest may arise in connection with the management of multiple accounts, including conflicts related to the knowledge and timing of an account's trades, the selection of brokers, or the allocation of investment opportunities. A portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts that have a higher advisory fee or a performance fee, or to favor accounts in which the portfolio manager has a beneficial interest. To mitigate such potential conflicts, Century has adopted policies and procedures for the allocation of investment opportunities, the aggregation and allocation of trades, the selection of brokers, and the personal trading activities of employees. Century believes that these policies and procedures, combined with periodic testing performed by the firm's Chief Compliance Officer, protect the interests of all clients.

DMC

Compensation. SIMC pays DMC a fee based on the assets under management of the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds as set forth in an investment sub-advisory agreement between DMC and SIMC. DMC pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds. The following information relates to the period ended September 30, 2010.

Each portfolio's manager's compensation consists of the following:

Base Salary—Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus—(Mr. Van Harte, Mr. Bonavico, Mr. Prislin and Mr. Ericksen only) Each named portfolio manager on the Focus Growth Team is eligible to receive an annual cash bonus, which is based upon quantitative and qualitative factors. Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk. The total amount available for payment of bonuses is based on the revenues associated with the products managed by the Focus Growth Team. The amount of this "bonus pool" is determined by taking a pre-determined percentage of such revenues (minus appropriate expenses associated with this product and the investment management team).

Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The subjective portion of the pool is allocated to team members within the discretion of senior management.

The allocation of the remaining 50% of the pool is based upon objective factors. Performance is measured as a result of the team's standing relative to a large cap growth composite of a nationally recognized publicly available database, for five successive calendar years. Performance rankings are in quartiles as follows: top decile, top quartile, second quartile, third quartile and bottom quartile. An average is taken of the five year relative performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete payout of the "objective" portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is in excess of 100%, in the discretion of senior management.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

The Focus Growth team also has substantial long-term retention incentives, including a deferred bonus program. The bonus amount was based on a calculation as of December 31, 2009 and is paid into a deferred compensation vehicle at set intervals. To qualify to receive payment of the bonus, an eligible individual must be an employee in good standing on the date the bonus vests. The deferred compensation vehicle is primarily invested in the products that the Focus Growth team manages for alignment of interest purposes.

(Mr. Loome only) An objective component is added to the bonus for each fixed income manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each fixed income portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the Fund's Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Incentive Plan/Equity Compensation Plan—Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, "Awards") relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the "Plan") established on March 24, 2009. Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

The Plan was established in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder.

Other Compensation—Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of September 30, 2010, DMC's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Growth, Tax-Managed Large Cap or High Yield Bond Fund.

Other Accounts. As of September 30, 2010, in addition to the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds, DMC's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows. Any accounts managed in a personal capacity appear under "Other Accounts" along with other accounts managed on a professional basis. The personal account information is current as of June 30, 2010.

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets	Number of Accounts		Total Assets
Jeffrey S. VanHarte	27	$3.8	B	0	$0	52		$3.7	B
						5	*	$529	M
Christopher J. Bonavico	31	$4.7	B	0	$0	57		$3.8	B
						5	*	$529	M
Daniel J. Prislin	25	$3.6	B	0	$0	53		$3.6	B
						5	*	$529	M
Christopher M. Ericksen	24	$3.6	B	0	$0	50		$3.6	B
						5	*	$529	M
Kevin P. Loome	16	$12.9	B	0	$0	13		$2.6	B

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds and the investment action for such other fund or account and the Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Large Cap, Large Cap Growth, Tax-Managed Large Cap or High Yield Bond Fund. Additionally, the management of multiple other funds or accounts and the Large Cap, Large Cap Growth, Tax-Managed Large Cap or High Yield Bond Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds and accounts and the Large Cap, Large Cap Growth, Tax-Managed Large Cap or High Yield Bond Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DMC has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

Five of the accounts managed by the portfolio managers have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While DMC's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

GIM

Compensation. SIMC pays GIM a fee based on the assets under management of the High Yield Bond Fund as set forth in an investment sub-advisory agreement between GIM and SIMC. GIM pays its investment professionals out of its total revenues and other sources, including the sub-advisory fees earned with respect to the High Yield Bond Fund. GIM portfolio managers' compensation consists of the following elements: (i) Base Salary: the portfolio managers are paid a fixed base salary by GIM, which is set at a level determined to be appropriate based upon the individual's experience and responsibilities; and (ii) Annual Bonus: the portfolio managers are paid a discretionary annual bonus by GIM, which is based on the overall performance and profitability of GIM, but not on performance of the High Yield Bond Fund or other accounts managed by the portfolio managers. The portfolio managers also participate in benefit plans (e.g., health, dental, life) and programs generally available to all employees of the GIM.

Ownership of Fund Shares. As of the end of the High Yield Bond Fund's most recently completed fiscal year, GIM's portfolio managers did not beneficially own any shares of the High Yield Bond Fund.

Other Accounts. As of September 30, 2010, in addition to the High Yield Bond Fund, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager**	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Todd Boehly	0	$0	29	*	$4,636,306,363	31	*	$12,312,269,074
Patrick Mitchell	0	$0	5	*	$334,771,316	13	*	$1,123,470,425

*    Included are accounts that are subject to a performance-based advisory fee.

**  Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

Conflicts of Interests. Each portfolio manager's management of Other Accounts may give rise to potential conflicts of interest in connection with his management of the High Yield Bond Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the High Yield Bond Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the High Yield Bond Fund. While the portfolio managers' management of the Other Accounts may give rise to the following potential conflicts of interest, GIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, GIM believes that it has designed policies and procedures that reasonably manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the High Yield Bond Fund. Because of their position with the High Yield Bond Fund, the portfolio managers know the size, timing, and possible market impact of High Yield Bond Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Accounts and to the possible detriment of the High Yield Bond Fund. However, GIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' management of the High Yield Bond Fund and the Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Accounts over the High Yield Bond Fund. This conflict of interest may be exacerbated to the extent that GIM or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the High Yield Bond Fund. Notwithstanding this theoretical conflict of interest, it is GIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, GIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

Brokerage. Investment decisions for a client are made in accordance with the investment objectives, guidelines, and restrictions governing specific client accounts and are independent of investment decisions made for other clients. However, because investment decisions frequently affect more than one account, it is inevitable that, at times, it will be desirable to acquire or dispose of the same security for more than one client account at the same time. In order to minimize execution costs and obtain best execution for clients, trades in the same security transacted on behalf of more than one client may be aggregated.

GIM shall consider numerous factors in arranging for the purchase and sale of clients' portfolio securities in order to achieve best execution for its clients. When selecting a broker, GIM shall consider the full range and quality of a broker's services, including execution capability, price, financial stability and reliability. GIM is not obliged to merely get the lowest price or commission, rather, the transaction must represent the best qualitative execution for the account. However, GIM will monitor its use of certain brokers in the event a client provides guidelines with respect to transacting only with certain brokers.

The result is that best execution cannot always be measured by a comparison of quotes provided by multiple potential counterparties because in some cases there is only one, if any, counter-party which makes a market in the security in question. In such situations, the head trader will use best effort to obtain the best execution from such counterparty.

INTECH

Compensation. SIMC pays INTECH a fee based on the assets under management of the Large Cap Value and Large Cap Growth Funds as set forth in an investment sub-advisory agreement between INTECH and SIMC. INTECH pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Value and Large Cap Growth Funds. The following information relates to the period ended September 30, 2010.

For managing the Large Cap Value and Large Cap Growth Funds and all Other Accounts, INTECH's portfolio managers receive base pay in the form of a fixed annual salary paid by INTECH. This pay is not based on performance or assets of the Large Cap Value and Large Cap Growth Funds or Other Accounts. INTECH's portfolio managers are also eligible for a cash bonus as determined by INTECH, which is not based on performance or assets of the Large Cap Value and Large Cap Growth Funds or Other Accounts, rather it is based on overall corporate performance and individual contribution. The portfolio managers, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

Some of the portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with the Janus Executive Income Deferral Program.

Ownership of Fund Shares. As of the end of the Large Cap Value and Large Cap Growth Funds' most recently completed fiscal year, INTECH's portfolio managers did not beneficially own any shares of the Large Cap Value or Large Cap Growth Fund.

Other Accounts. As of September 30, 2010, in addition to the Large Cap Value and Large Cap Growth Funds, INTECH's portfolio managers were responsible for the day-to-day management of certain Other Accounts as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Dr. Robert Fernholz, Dr. Adrian Banner and Joseph Runnels*	13		$4,388,334,285	35	$6,809,952,687	239		$30,359,887,336
	1	**	$281,952,865			37	**	$6,521,609,436

*  All portfolios are managed on a team basis.

**  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. As shown in the table above, the Large Cap Value and Large Cap Growth Funds' portfolio managers may manage Other Accounts with investment strategies similar to the Large Cap Value and Large Cap Growth Funds. Fees earned by INTECH may vary among these accounts. The portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have greater impact on the investment personnel's compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for Other Accounts outperforming the Large Cap Value and Large Cap Growth Funds. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Large Cap Value and Large Cap Growth Funds are not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Large Cap Value and Large Cap Growth Funds. However, INTECH believes that these risks may be mitigated, to a certain extent, by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

Integrity

Compensation. SIMC pays Integrity a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between Integrity and SIMC. Integrity pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended September 30, 2010.

Integrity's compensation policy is designed to compensate employees based on their contributions to the firm and Integrity's clients. Total compensation includes fixed base salaries and bonuses consistent with investment management industry standards. Bonuses are determined by team performance, individual performance and contribution to the firm's business objectives, and are based on a fixed percentage of Integrity's overall revenue. Professionals are formally evaluated on an annual basis (December/January) on a variety of function-specific goals and criteria based on a combination of desired individual and firm achievements. At that time, the annual bonus is determined by the firm's Board of Managers.

Also, portfolio managers with ownership in Integrity receive compensation from Integrity profits based on their percentage of ownership in Integrity. No portion of their pay is based on the performance of the Small Cap Fund. The bonus is impacted by revenue Integrity receives from the Small Cap Fund but is not tied directly to the amount of assets in the Small Cap Fund.

In addition, all members of the investment team either have or are on track to have direct equity or "phantom stock" equivalent ownership in the firm.

Ownership of Fund Shares. As of the end of the Small Cap Fund's most recently completed fiscal year, Integrity's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of September 30, 2010, in addition to the Small Cap Fund, Integrity's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Portfolio Management Team (Daniel G. Bandi, Daniel J. DeMonica, Adam I. Friedman, Joe A. Gilbert, J. Bryan Tinsley, Mirsat Nikovic and William H. McNett)	1	$1,163,638,325	0	$0	107	$2,563,697,100

None of these accounts is subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts managed by Integrity's portfolio managers include registered investment companies, pooled vehicles and other separately managed institutional accounts. The Other Accounts might have similar investment objectives to the Small Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, Integrity does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Integrity believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Fund. Because of their positions with the Small Cap Fund, the portfolio managers know the size, timing and possible market impact of Small Cap Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Fund. However, Integrity has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Fund. This conflict of interest may be exacerbated to the extent that Integrity or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap Fund. Notwithstanding this theoretical conflict of interest, it is Integrity's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Integrity has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Account securities that differ in identity or quantity from securities bought for the Small Cap Fund, such securities might not be suitable for the Small Cap Fund given its investment objectives and related restrictions.

Janus

Compensation. SIMC pays Janus a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Janus and SIMC.

Janus pays its portfolio managers out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following describes the structure and method of calculating compensation for Eileen Hoffman, Chad Meade and Brian A. Schaub as of September 30, 2010.

Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing the Small Cap Growth Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities.

Fixed Compensation: Fixed compensation is paid in cash and is composed of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options and a cash-deferred award that is credited with income, gains and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-,and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

Portfolio managers may elect to defer payment of a designated percentage of fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

The following describes the structure and method of calculating compensation for Paul Berg, Maneesh Modi, Scott Stutzman and Philip Cody Wheaton as of September 30, 2010.

Research analysts are compensated for their responsibilities as analysts and for their management and leadership roles with respect to the Small Cap Growth Fund and any other funds, portfolios, or accounts for which they have responsibilities through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed Compensation is paid in cash and is comprised of an annual base salary established based on factors such as scope of responsibility, tenure and long-term performance.

Variable compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options and a cash-deferred award that is credited with income, gains and losses based on the performance of selected Janus mutual fund investments). Variable compensation is calculated based on pre-tax performance of the Janus mutual funds.

Research analysts are eligible for variable compensation through participation in compensation pools related to portfolio performance and various levels of team contributions to that performance. Aggregate compensation available in each pool is derived from a formula tied to the aggregate asset-weighted and/or fund-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year periods, subject to a reduction in the event of absolute negative performance. Aggregate compensation in each pool is allocated among the eligible respective participants at the discretion of Janus based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage and subjective criteria. For certain compensation pools, no performance compensation is paid to any team member if the team's aggregate asset-weighted performance for the one- or three-year periods does not meet or exceed a certain ranking.

The Small Cap Growth Fund's Lipper peer group for compensation purposes is the Lipper Small-Cap Growth Funds.

Ownership of Fund Shares. As of the end of the Small Cap Growth Fund's most recently completed fiscal year, Paul Berg, Eileen Hoffman, Chad Meade, Maneesh Modi, Brian A. Schaub, Scott Stutzman and Philip Cody Wheaton did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts. As of September 30, 2010, in addition to the Small Cap Growth Fund, Janus' portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Chad Meade	6	$2,128,397,040	None	None	3	(1)	$272,418,542
Brian A. Schaub	6	$2,128,397,040	None	None	3	(1)	$272,418,542
Paul Berg	2	$218,521,232	None	None	2	(1)	$251,123,944
Eileen Hoffmann	2	$218,521,232	None	None	3	(2)	$1,264,998,425
Maneesh Modi	2	$218,521,232	None	None	2	(1)	$251,123,944
Scott Stutzman	2	$218,521,232	None	None	2	(1)	$251,123,944
Philip Cody Wheaton	2	$218,521,232	None	None	2	(1)	$251,123,944

(1)  One of the accounts included in the total, consisting of $107,827,876 of the total assets, has a performance-based advisory fee.

(2)  Two of the accounts included in the total, consisting of $1,121,702,357 of the total assets, have performance-based advisory fees.

Material Conflicts. As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus serves as sub-adviser, and separately managed accounts. Fees earned by Janus may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

Jennison

Compensation. SIMC pays Jennison a fee based on the assets under management of the Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between Jennison and SIMC. Jennison pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income and U.S. Fixed Income Funds.

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals and to align the interests of investment professionals with those of clients and overall firm results. Jennison recognizes individuals for their achievements and contributions, and continues to promote those who exemplify the same goals and level of commitment that are benchmarks of the organization. Investment professionals are typically compensated with a combination of base salary and discretionary cash bonus. Overall firm profitability determines the size of the investment professional incentive compensation pool. In general, the cash bonus represents most of an investment professional's compensation.

Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.

Investment professional total compensation for Jennison's fixed income team is determined through a subjective process that evaluates numerous qualitative factors. Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors. Jennison's compensation system values both individual impact and teamwork.

The portfolio manager's compensation is expected to be derived from his impact on overall business performance of Jennison's fixed income business and not the specific investment performance or value of an account or grouping of accounts.

The qualitative factors reviewed for the portfolio managers may include:

•  Historical and long-term business potential of the product strategies;

•  Qualitative factors such as teamwork and responsiveness; and

•  Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

Ownership of Fund Shares. As of September 30, 2010, Jennison's portfolio managers did not beneficially own any shares of the Core Fixed Income or U.S. Fixed Income Funds.

Other Accounts. As of September 30, 2010, Jennison's portfolio managers were responsible for the day to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager+	Number of Accounts		Total Assets (thousands)	Number of Accounts		Total Assets (thousands)	Number of Accounts		Total Assets (thousands)
Thomas G. Wolfe	2		$1,842,137	7		$4,058,799	66		$24,067,100
	0	*	$0	0	*	$0	1	*	$335,871
Jonathan R. Longley	2		$1,842,137	1		$630,334	8		$2,462,979
	0	*	$0	0	*	$0	0	*	$0
Erik S. Brown	2		$1,842,137	3		$976,561	24		$6,843,862
	0	*	$0	0	*	$0	1	*	$204,711
Richard A. Klemmer	2		$1,842,137	1		$630,334	0		$0
	0	*	$0	0	*	$0	0	*	$0
Itai Lourie	2		$1,842,137	1		$630,334	0		$0
	0	*	$0	0	*	$0	0	*	$0

+  Assets are attributed based on a portfolio manager's designation as lead portfolio manager to an account, although Jennison follows a team based approach to portfolio management.

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison's portfolio managers typically manage multiple accounts. Jennison's fixed income team manages separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), commingled trust accounts, other types of unregistered commingled accounts, affiliated single client and commingled insurance separate accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., long duration) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

In addition, some accounts have higher fees, including performance fees, than others. Fees charged to clients may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. Furthermore, if a greater proportion of a portfolio manager's compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager's management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager's compensation. In order to address these conflicts, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as new issues, IPOs and the allocation of transactions across multiple accounts.

JPMIM

Compensation. J.P. Morgan Investment Management Inc. (JP Morgan)'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 40% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by JP Morgan or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Ownership of Fund Shares. As of September 30, 2010, JPMIM's portfolio managers did not beneficially own any shares of the Core Fixed Income, U.S. Fixed Income or High Yield Bond Fund.

Other Accounts. As of September 30, 2010, in addition to the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds, JPMIM's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Douglas Swanson	9	$28,095,074	7	$7,656,903	56		$9,853,235
	0	0	0	0	3	*	$1,231,369
Robert Cook	7	$1,801,184	18	$4,101,418	6		$1,196,097
Thomas Hauser	7	$1,801,184	17	$4,022,552	6		$1,196,097

*  These accounts are subject to a performance-based advisory fee.

J.P. Morgan Investment Management Inc. ("JPMIM") is an investment sub-adviser for the Registrant's Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167.

Conflicts of Interest. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)'s and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan's or its affiliate's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan's or its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures that seek to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan's Codes of Ethics and JPMC's Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JP Morgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.

Lazard

Compensation. SIMC pays Lazard a fee based on the assets under management of the Large Cap Value Fund as set forth in an investment sub-advisory agreement between Lazard and SIMC. Lazard pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Value Fund.

Lazard compensates the Portfolio Managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash. Portfolio Managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. Various factors are considered in the determination of a Portfolio Manager's compensation. All of the portfolios managed by a Portfolio Manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard's investment philosophy such as leadership, teamwork and commitment.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge and opinions on companies owned in the portfolio; (ii) generation and development of new investment ideas, including the quality of security analysis and identification of appreciation catalysts; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team.

Variable bonus is based on the Portfolio Manager's quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark, depending on the investment strategy of the account, over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers. Portfolio Managers are compensated based on the performance of the accounts they manage as a whole. In addition, the Portfolio Manager's bonus can be influenced by subjective measurement of the manager's ability to help others make investment decisions.

Ownership of Fund Shares. As of February 28, 2010, Lazard's portfolio managers did not beneficially own any shares of the Large Cap Value Fund.

Other Accounts. As of December 31, 2010, Lazard's portfolio managers were responsible for the day to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Andrew Lacey*	15	$17,480,868,449	8	$839,258,952	194	$4,861,243,216
Ronald Temple*	9	$14,300,899,786	5	$636,636,771	185	$4,532,127,462
Nicholas Sordoni	1	$12,055,811	1	$31,426,892	17	$717,970,615
J. Richard Tutino	3	$1,565,803,649	1	$31,426,892	127	$1,772,604,082

*  Messrs. Lacey and Temple manage one registered investment company with assets under management of approximately $6.0 billion with respect to which the advisory fee is based on the performance of the account.

Conflicts of Interest. Lazard's Portfolio Managers manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm's best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist because Lazard and the Portfolio Managers manage other accounts with similar investment objectives and strategies as the Large Cap Value Fund ("Similar Accounts"), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and "conflicting trades" (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard's management of the Fund and Similar Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase Lazard's overall allocation of securities in that offering, or to increase Lazard's ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, Portfolio Managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual Portfolio Manager's time dedicated to each account, Lazard periodically reviews each Portfolio Manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Lazard could be viewed as having a conflict of interest to the extent that Lazard and/or its Portfolio Managers have a materially larger investment in a Similar Account than their investment in the Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Lazard manages hedge funds that are subject to performance/incentive fees. Certain hedge funds managed by Lazard may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts. Portfolio managers and portfolio management teams are generally not permitted to manage long-only assets alongside long/short assets, although may from time to time manage both hedge funds and long-only accounts, including open-end and closed-end registered investment companies.

LMCG

Compensation. SIMC pays LMCG a fee based on the assets under management of the Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds as set forth in an investment sub-advisory agreement between LMCG and SIMC. LMCG pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds. The following information relates to the period ended September 30, 2010.

Portfolio managers at LMCG are compensated through a combination of salary and bonus. Bonuses are formula driven based on assets managed, revenues, and performance relative to peer groups.

LMCG's incentive compensation plans for investment teams are based on actual composite performance relative to a benchmark. The benchmark used to measure performance is a peer group universe blending retail and institutional data. Particular attention is paid to the team's performance ranking within the universe for a blended time period which includes one year, three years and since inception performance. Performance is calculated on a pre-tax basis annually.

Ownership of Fund Shares.  As of September 30, 2010, LMCG's portfolio managers did not beneficially own any shares of the Small Cap Value, Tax-Managed Small Cap or Mid-Cap Fund.

Other Accounts. As of September 30, 2010, in addition to the Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds, LMCG's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
R. Todd Vingers, Peter Zuger, and Donald Cleven (Small CapValue and Tax-Managed Small Cap)	12	$1,024,736,708	5	$137,961,065	70		$1,250,798,084
					3	*	$67,712,735

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include all portfolios managed. The Other Accounts might have similar investment objectives as the Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LMCG does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LMCG believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds. Because of their positions with the Small Cap Value, Tax-Managed Small Cap and Mid-Cap Funds, the portfolio managers know the size, timing, and possible market impact of Small Cap Value, Tax-Managed Small Cap and Mid-Cap Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Value and Tax-Managed Small Cap Mid-Cap Funds. However, LMCG has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap Value and Tax-Managed Small Cap and Mid-Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Value and Tax-Managed Small Cap and Mid-Cap Funds. This conflict of interest may be exacerbated to the extent that LMCG or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Small Cap Value and Tax-Managed Small Cap and Mid-Cap Funds. Notwithstanding this theoretical conflict of interest, it is LMCG's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LMCG has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap Value and Tax-Managed Small Cap and Mid-Cap Funds, such an approach might not be suitable for the Small Cap Value and Tax-Managed Small Cap and Mid-Cap Funds given their investment objectives and related restrictions.

LMCM

Compensation. All of LMCM's portfolio managers are paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the portfolio manager's accounts relative to the product's published benchmark, the portfolio manager's performance over other time periods, the total value of the assets managed by the portfolio manager, the portfolio manager's contribution to the research process, the profitability of LMCM and the portfolio manager's contribution to profitability, and trends in industry compensation levels and practices.

Portfolio managers are also eligible to receive stock options from Legg Mason, Inc., the parent company of LMCM, based upon an assessment of the portfolio manager's contribution to the success of the company. They are also eligible for employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason Inc.'s 401(k) program, and participation in other Legg Mason Inc.'s deferred compensation plans.

As of March 31, 2010, the portfolio managers became eligible for LMCM's Long Term Incentive Plan. The plan is a nonqualified deferred compensation plan under the rules and regulations of the IRS and is exempt from most of the rules and regulations under ERISA. The award will vest ratably over a 5 year period.

Ownership of Fund Shares. As of the end of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds' most recently completed fiscal year, LMCM's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Growth or Tax-Managed Large Cap Fund.

Other Accounts. As of September 30, 2010, in addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, LMCM's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mary Chris Gay	5	$556,400,000	8	$1,182,100,000	0	$0
Robert Hagstrom	7	$1,139,500,000	5	$331,800,000	13	$811,400,000

None of these accounts is subject to a performance-based advisory fee.

Conflicts of Interests. LMCM's portfolio managers' management of other accounts (collectively, the "Other Accounts") may give rise to potential conflicts of interest in connection with their management of the

Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. LMCM does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, LMCM believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of LMCM's portfolio managers' day-to-day management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. Because of their positions with the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, the portfolio managers know the size, timing and possible market impact of Large Cap, Large Cap Growth, Tax-Managed Large Cap Fund trades. It is theoretically possible that LMCM's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. However, LMCM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of LMCM's portfolio managers' management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. This conflict of interest may be exacerbated to the extent that LMCM or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. Notwithstanding this theoretical conflict of interest, it is LMCM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LMCM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while LMCM's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, such securities might not be suitable for the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds given their investment objectives and related restrictions.

LA Capital

Compensation. SIMC pays LA Capital a fee based on the assets under management of the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds as set forth in an investment sub-advisory agreement between LA Capital and SIMC. LA Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. The following information relates to the period ending September 30, 2010.

Portfolio management compensation is composed of fixed salaries and bonuses based on merit, and is in no way tied to the performance or market value of the Small Cap, Small Cap Growth or Tax-Managed Small Cap Fund. All portfolio managers are also principals in the firm and thus receive pro-rata ownership distributions of LA Capital's profits on a quarterly basis.

Ownership of Fund Shares. As of the end of the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds' most recently completed fiscal year, LA Capital's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Growth or Tax-Managed Small Cap Fund.

Other Accounts. As of September 30, 2010, in addition to the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds, LA Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Thomas D. Stevens	16	$1,975,152,579	2	$201,332,822	27		$2,834,400,982
					7	*	$1,155,293,122
Hal W. Reynolds	16	$1,975,152,579	2	$201,332,822	27		$2,834,400,982
					7	*	$1,155,293,122
Dave Borger	16	$1,975,152,579	2	$201,332,822	27		$2,834,400,982
					7	*	$1,155,293,122
Stuart Matsuda	16	$1,975,152,579	2	$201,332,822	27		$2,834,400,982
					7	*	$1,155,293,122
Christine Kugler	16	$1,975,152,579	2	$201,332,822	27		$2,834,400,982
					7	*	$1,155,293,122

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. LA Capital's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap, Small Cap Growth or Tax-Managed Small Cap Fund investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives to the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

A potential conflict of interest may arise as a result of LA Capital's portfolio managers' management of the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. This conflict of interest may be exacerbated to the extent that LA Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. Notwithstanding this theoretical conflict of interest, it is LA Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while LA Capital portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds, such securities might not be suitable for the Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds given their investment objectives and related restrictions.

LSV

Compensation. SIMC pays LSV a fee based on the assets under management of the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds as set forth in an investment sub-advisory agreement between LSV and SIMC. LSV pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The following information relates to the period ended September 30, 2010.

LSV's portfolio managers' compensation consists of a fixed salary and discretionary bonus. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests. The bonus is based upon the profitability of the firm and individual performance. None of the portfolio managers' compensation is based on the performance of, or the value of assets held in, the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap or Tax-Managed Small Cap Fund.

Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group. The portfolio managers' compensation is not tied to any one account, including the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, and bonuses are not awarded or calculated based upon performance.

Ownership of Fund Shares. LSV's portfolio managers have the opportunity to participate in the 401(k) plan sponsored by SEI Investments. Such plan could utilize some of the funds offered by the Trust. As such, as of the end of the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds' most recently completed fiscal year, LSV's portfolio managers may beneficially own shares of the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap or Tax-Managed Small Cap Fund.

Other Accounts. As of September 30, 2010, in addition to the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, LSV's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts		Total Assets
Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani	22	$6,494	M	36	$7,822	M	448		$42,265	M
							29	*	$5,228	M

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include separate accounts and other pooled investment vehicles. The Other Accounts might have similar investment objectives as the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LSV does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LSV believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. Because of their positions with the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, the portfolio managers know the size, timing, and possible market impact of Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-

Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. However, LSV has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. This conflict of interest may be exacerbated to the extent that LSV or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Large Cap, Large Cap Value, Small Cap Value, Tax-Managed Large Cap, and Tax-Managed Small Cap Funds. Notwithstanding this theoretical conflict of interest, it is LSV's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LSV has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, such an approach might not be suitable for the Large Cap, Large Cap Value, Small Cap Value, U.S. Managed Volatility, Tax-Managed Managed Volatility, Tax-Managed Large Cap and Tax-Managed Small Cap Funds given their investment objectives and related restrictions.

The same team of portfolio managers is responsible for the day-to-day management of all of LSV's accounts. A potential conflict of interest could arise in relation to accounts with a performance-based fee relative to other accounts in the same strategy without a performance-based fee, and accounts in which the portfolio managers may be invested. LSV has policies and procedures to monitor for this potential conflict and designed to ensure that investment opportunities are fairly allocated to all clients.

Martingale

Compensation. SIMC pays Martingale a fee based on the assets under management of the Small Cap Value Fund as set forth in an investment sub-advisory agreement between Martingale and SIMC. Martingale pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Value Fund. The following information relates to the period ended September 30, 2010.

Martingale's portfolio managers' compensation packages are commensurate with past experience and current contributions to Martingale. Compensation for all investment professionals includes an annual base salary, an opportunity to earn a yearly bonus, an attractive profit-sharing retirement plan and an opportunity for partnership. Changes in salary or bonus for individual employees are based on traditional employee performance evaluation criteria. The pool of funds available for salary, bonuses and profit sharing are linked to the overall success of the firm. None of the portfolio managers' compensation is linked to the performance of, or the value of assets held in, the Small Cap Value Fund.

Ownership of Fund Shares. As of the end of the Small Cap Value Fund's most recently completed fiscal year, Martingale's portfolio managers did not beneficially own any shares of the Small Cap Value Fund.

Other Accounts. As of September 30, 2010, in addition to the Small Cap Value Fund, Martingale's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts	Total Assets
Portfolio Management Team (Samuel Nathans, James Eysenbach and William E. Jacques)	1	$31,733,074	10		$357,539,545	15	$1,379,234,893
			1	*	$20,050,563

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Value Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include all other Martingale accounts. The Other Accounts might have similar investment objectives as the Small Cap Value Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Small Cap Value Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Martingale does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Martingale believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Value Fund. Because of their positions with the Small Cap Value Fund, the portfolio managers know the size, timing, and possible market impact of Small Cap Value Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Value Fund. However, Martingale has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

MetWest

Compensation. SIMC pays MetWest a fee based on the assets under management of the Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between MetWest and SIMC. The following information relates to the period ended September 30, 2010.

Since MetWest is a subsidiary of TCW, MetWest's investment professionals are compensated under the TCW compensation structure as detailed below:

The investment professionals at the TCW are compensated through a base salary and fee sharing and/or performance-based compensation. Specifically, the portfolio managers are generally compensated based on fee-sharing formulas that take into account revenues or profitability of assets under management and/or investment performance. The research analysts receive a base salary and a year-end bonus tied to performance, which is determined based on the accuracy of his/her purchase and sell recommendations. The traders' bonus is tied to his/her ability to achieve best execution when conducting trades for the Firm's accounts. The client service professionals receive a base salary and performance-based bonus.

The Firm conducts annual salary surveys to review benchmark and compensation ranges, both on a national and a regional basis. According to McLagan Partners, a leading compensation consultant in the industry, these studies have shown that the Firm is, on average, above the median in terms of salaries and total compensation provided to its employees.

In the past, the Firm implemented stock option plans, through which effective economic interests in the Firm were allocated to key employees. Some awards also included grants through the stock option plans of SG. At present, approximately 143 employees, or 19%, hold stock options. In addition, the Firm offers a voluntary non-qualified deferred compensation plan for select employees. The objectives of the plan include providing income tax deferrals, while enabling investments in the Firm's mutual funds in addition to what may be contributed through the defined contribution plan.

In each of the past six years, SG has made an Employee Share Purchase Program (an ESOP-like program) available to all of the Firm's employees. Approximately 30% of the Firm's employees elected to participate, and are now SG common stock holders through the program.

In February of 2010, TCW acquired MetWest. The former MetWest employees will receive TCW stock over time, as a part of the MetWest purchase transaction and related retention arrangements. Also in 2010, TCW approved a Restricted Stock Unit Plan for TCW's employees, under which approximately 150 of TCW's employees will receive restricted stock units that vest as common shares of TCW stock. The TCW stock, issuable under the Restricted Stock Unit Plan and to the former MetWest employees, will be issued over five years and will dilute the ownership of SGAM and Amundi Group (Amundi), ratably. TCW expects to have approximately 175 employee-owners who will own approximately 20% of TCW, once all of the TCW stock issuable to the former MetWest employees and under the Restricted Stock Unit Plan is issued.

Ownership of Fund Shares. As of the end of the Core Fixed Income and U.S. Fixed Income Funds' most recently completed fiscal year, MetWest's portfolio managers did not beneficially own any shares of the Core Fixed Income or U.S. Fixed Income Funds.

Other Accounts. As of September 30, 2010, in addition to the Core Fixed Income and U.S. Fixed Income Funds, MetWest's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (mm)	Number of Accounts		Total Assets (mm)	Number of Accounts		Total Assets (mm)
Laird R. Landmann	16		$23,274.48	1		$385.99	202		$21,068.81
	1	*	$257.70	2	*	$45.20	45	*	$10,667.94
Tad Rivelle	15		$21,898.93	1		$385.99	202		$21,124.80
	2	*	$269.27	2	*	$45.20	45	*	$10,667.94
Jamie Farnham	4		$3,770.37	0		$0	7		$621.68
	0	*	$0	1	*	$1.17	2	*	$116.17
Gino Nucci	4		$3,770.37	0		$0	0		$0
	0	*	$0	1	*	$1.17	0	*	$0
Stephen Kane, CFA	16		$23,274.48	1		$385.99	202		$21,124.80
	2	*	$269.27	2	*	$45.20	45	*	$10,667.94
Mitch Flack	4		$2,515.74	1		$385.99	31		$4,027.80
	0	*	$0	2	*	$45.20	30	*	$8,774.14
Bryan Whalen	0		$0	1		$3.85	31		$4,027.80
	0		$0	2	*	$45.20	32		$8,879.98

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. MetWest's portfolio managers could favor one account over another in allocating new investment opportunities that have limited supply, such as (by way of example but not limitation) initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than Other Accounts that did not receive an allocation of a particular initial public offering.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager decides to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts for which bunching may not be possible for contractual reasons. Circumstances may also arise in which the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such clients.

A portfolio manager potentially could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager may have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if MetWest receives a performance-based advisory fee from an account, the portfolio manager may have an incentive to favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. This structure may create inherent pressure to allocate investments having a greater potential for higher returns to those accounts with higher performance fees.

A portfolio manager may have an incentive to favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

With respect to securities transactions for the Core Fixed Income and U.S. Fixed Income Funds, MetWest determines which broker to use to execute each order, consistent with its duty to seek best execution. MetWest aggregates like orders where it believes doing so is beneficial to its client accounts. However, with respect to certain separate accounts, MetWest may be limited by the clients or other constraints with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, MetWest may place separate, non-simultaneous transactions for the Core Fixed Income and U.S. Fixed Income Funds and another account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

If different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, MetWest seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

MetWest falls under TCW's Code of Ethics which is designed to minimize conflicts of interest between clients and its investment personnel. MetWest also reviews potential conflicts of interest through its Trading and Allocation Committee.

NBML

Compensation. SIMC pays NBML a fee based on the assets under management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between NBML and SIMC. NBML pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The following information relates to the period ended September 30, 2010.

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers consists of fixed and variable compensation but is more heavily weighted on the variable portion of total compensation and reflects individual performance, overall contribution to the team, collaboration with colleagues across Neuberger Berman and, most importantly, overall investment performance. In particular, the bonus for a Portfolio Manager is determined by using a formula. In addition, the bonus may or may not contain a discretionary component. If applicable, the discretionary component is determined on the basis of a variety of criteria including investment performance (including the pre-tax three-year track record in order to emphasize long-term performance), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In addition, compensation of portfolio managers at other comparable firms is considered, with an eye toward remaining competitive with the market.

The terms of our long-term retention incentives are as follows:

Employee-Owned Equity. An integral part of the Acquisition (the management buyout of Neuberger Berman in 2009) was implementing an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals.

The senior Portfolio Managers on the mutual fund teams are key shareholders in the equity ownership structure. On a yearly basis over the next five years, the equity ownership allocations will be re-evaluated and re-allocated based on performance and other key metrics. A set percentage of employee equity and preferred stock is subject to vesting.

Contingent Compensation Plan. We have also established the Neuberger Berman Group Contingent Compensation Plan pursuant to which a certain percentage of a Portfolio Manager's compensation is deemed contingent and vests over a three-year period. Under the plan, most participating Portfolio Managers and other participating employees who are members of mutual fund investment teams will receive a cash return on their contingent compensation with a portion of such return being determined based on the team's investment performance, as well as the performance of a portfolio of other investment funds managed by Neuberger Berman Group investment professionals.

Restrictive Covenants. Portfolio Managers who have received equity interests have agreed to certain restrictive covenants, which impose obligations and restrictions on the use of confidential information and the solicitation of Neuberger Berman employees and clients over a specified period of time if the Portfolio Manager leaves the firm.

Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a Portfolio Manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions (e.g., a "finder's fee" or "referral fee" paid to a third party). The percentage of revenue a Portfolio Manager receives will vary based on certain revenue thresholds.

Ownership of Fund Shares. As of September 30, 2010, NBML's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Growth or Tax-Managed Large Cap Fund.

Other Accounts. As of September 30, 2010, in addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, NBML's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows (assets in millions):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John J. Barker	11	$2,226	0	$0	684	$7,118
Daniel Rosenblatt	11	$2,226	0	$0	684	$7,118
Daniel J. Fletcher	11	$2,226	0	$0	684	$7,118
Lawrence K. Fisher	11	$2,226	0	$0	684	$7,118

*  Other accounts include separate accounts, sub-advised accounts and managed accounts (WRAP).

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the Funds and Other Accounts have different or similar objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for a fund or account that may adversely impact the value of securities held by a Fund, and which may include transactions that are directly contrary to the positions taken by the Fund. For example, a portfolio manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such a case, the portfolio manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or account, a Fund may not be able to take full advantage of that opportunity. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for Other Accounts may outperform the securities selected for the Funds. Finally, a conflict of interest may arise if NBML and a portfolio manager have a financial incentive to favor one account over another, because of a performance-based management fee that applies to one account but not to the Funds or other accounts for which the portfolio manager is responsible.

NBML has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Parametric

Compensation. SIMC pays Parametric a fee based on the assets under management of the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds as set forth in an investment sub-advisory agreement between Parametric and SIMC. Parametric pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds. The following information relates to the period ended September 30, 2010.

Employee Compensation. Compensation of Parametric's portfolio managers and other investment professionals has three primary components: (i) a base salary; (ii) a quarterly cash bonus; and (iii) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corporation's nonvoting common stock (Parametric's parent company). Parametric's investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after calendar year-end.

Method to Determine Employee Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers' performance in meeting them. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and Eaton Vance Corp. Cash bonuses are determined based on a target percentage of Parametric profits. While the base salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.

Ownership of Fund Shares. As of the end of the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds' most recently completed fiscal year, Parametric's portfolio managers did not beneficially own any shares of the Tax-Managed Large Cap, Tax-Managed Small Cap or Tax-Managed Managed Volatility Fund.

Other Accounts. As of September 30, 2010, in addition to the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds, Parametric's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Thomas Seto	12	$9,317,555,657	1	$145,501,739	12,697	$22,035,030,097
David Stein	12	$9,317,555,657	1	$145,501,739	12,697	$22,035,030,097

*  This account is subject to a performance-based advisory fee.

Conflicts of Interests. Parametric's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include other investment company accounts and separately managed accounts. The Other Accounts might have similar investment objectives as the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds. While the portfolio managers' management of Other Accounts may give rise to potential conflicts of interest, Parametric does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Parametric believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

QMA

Compensation. SIMC pays QMA a fee based on the assets under management of the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds as set forth in an investment sub-advisory agreement between QMA and SIMC. QMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds. The following information relates to the period ended September 30, 2010.

QMA's investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. QMA regularly benchmarks its compensation program against leading asset management firms to monitor competitiveness.

The salary component is based on market data relative to similar positions within the industry as well as the past performance, years of experience and scope of responsibility of the individual.

An investment professional's incentive compensation, including both the annual cash bonus and long-term incentive grant, is primarily determined based on such person's contribution to QMA's goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person's qualitative contributions to the organization. An investment professional's long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the annual performance of certain QMA advised accounts, and (ii) 20% of the value of the grant consists of stock options and restricted stock of Prudential Financial, Inc.* (QMA's ultimate parent company). The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based on the performance of the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund (or any other individual account managed by QMA) or the value of the assets of the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund (or any other individual account managed by QMA).

The size of the annual cash bonus pool available for individual grants is determined quantitatively based on two primary factors: 1) investment performance (pre-tax) of composites representing QMA's various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which our strategies are managed, and 2) business results as measured by QMA's pre-tax income.

The size of the annual long-term incentive pool available for individual grants is determined based on a percentage of the total compensation of QMA's eligible employees for the prior year.

*  Long-term awards for Investment Professionals below level of Vice President for 2010 were in the form of restricted stock only.

Ownership of Fund Shares. As of the end of the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds' most recently completed fiscal year, QMA's portfolio managers did not beneficially own any shares of the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund.

Other Accounts. As of September 30, 2010, in addition to the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds, QMA's portfolio managers were responsible for the management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts**
Portfolio Manager	Number of Accounts*	Total Assets	Number of Accounts*	Total Assets	Number of Accounts*		Total Assets
Margaret Stumpp	39	$42,782,176,466	32	$5,458,353,092	88		$11,778,864,960
					11	**	$2,714,980,279
Mitchell Stern	10	$4,761,249,384	16	$2,875,330,608	28		$4,708,196,661
					11	**	$2,714,980,279
Daniel Carlucci	14	$9,281,531,170	28	$11,776,793,947	29		$8,083,086,642
					11	**	$2,714,980,279
Peter Xu	10	$4,761,249,384	16	$2,875,330,608	27		$4,692,150,211
					11	**	$2,714,980,279
Stacie Mintz	10	$4,761,249,384	16	$2,875,330,608	27		$4,692,150,211
					11	**	$2,714,980,279
Devang Gambhirwala	10	$4,761,249,384	16	$2,875,330,608	28		$4,708,196,661
					11	**	$2,714,980,279

"QMA Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. "QMA Other Accounts" includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

*  Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

**  Accounts listed are subject to performance based advisory fees.

Conflicts of Interest. QMA, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., is part of a full-scale global financial services organization, affiliated with insurance companies, investment advisers and broker-dealers. QMA's portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts and various pooled investment vehicles. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. QMA aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients, including the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds.

Management of multiple accounts and funds side-by-side may raise potential conflicts of interest relating to the allocation of investment opportunities, the aggregation and allocation of trades and cross trading. QMA has developed policies and procedures designed to address these potential conflicts of interest.

There may be restrictions imposed by law, regulation or contract regarding how much, if any, of a particular security QMA may purchase or sell on behalf of the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds, and as to the timing of such purchase or sale. Such restrictions may come into play as a result of QMA's relationship with Prudential Financial and its other affiliates. QMA may come into possession of material, non-public information with respect to a particular issuer and as a result be unable to execute purchase or sale transactions in securities of such issuer for the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds. QMA is generally able to avoid receiving, non-public information by maintaining "information barriers" to prevent the transfer of information between affiliates.

Certain affiliates of QMA develop and may publish credit research that is independent from the research developed within QMA. QMA may hold different opinions on the investment merits of a given security, issuer or industry such that QMA may be purchasing or holding a security for the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund and an affiliated entity may be selling or recommending a sale of the same security or other securities of the same issuer. Conversely, QMA may be selling a security for the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund and an affiliated entity may be purchasing or recommending a buy of the same security or other securities of the same issuer. In addition, QMA's affiliated brokers or investment advisers may be executing transactions in the market in the same securities as the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund at the same time. It is the practice of QMA not to engage in principal transactions with affiliated broker-dealers for unaffiliated institutional accounts managed by QMA.

With respect to the management of the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds, QMA may cause securities transactions to be executed concurrently with authorizations to purchase or sell the same securities for Other Accounts managed by QMA, including proprietary accounts or accounts of affiliates. In these instances, the executions of purchases or sales, where possible, are allocated equitably among the various accounts.

QMA may provide to non-discretionary clients the same model investment portfolio that it uses to manage the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund. Delivery of the model portfolios to non-discretionary clients may be prior to or after execution of trades for discretionary accounts utilizing the same model, including the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund. The Large Cap, Tax-Managed Large Cap or Mid-Cap Fund may be disadvantaged where QMA initiates trading for such funds after it delivers the model investment portfolio to the non-discretionary clients, or vice versa. QMA believes the potential market impact of trading based on the models is unlikely to be significant given that the model typically calls for small trades.

QMA may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund, at prices which may be different. In addition, QMA may, at any time, execute trades of securities of the same kind or class in one direction for an account and trade in the opposite direction or not trade for any other account, including the Large Cap, Tax-Managed Large Cap or Mid-Cap Fund, due to differences in investment strategy or client direction.

The fees charged to advisory clients by QMA may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of a portfolio being managed, the relationship with the client, the origination and service requirements and the asset class involved. Fees may also differ based on account type (e.g., commingled accounts, trust accounts, insurance company separate accounts, and corporate, bank or trust-owned life insurance products). Fees are negotiable, so that one client may be paying a higher fee than another client with similar investment objectives or goals. Fees paid by certain clients may also be higher if their accounts are subject to performance-based fees which increase based on the performance of a portfolio above an established benchmark. Also, large accounts generate more revenue for QMA than do smaller accounts. A portfolio manager may be faced with a conflict of interest when allocating scarce investment opportunities given the benefit to QMA of favoring accounts that pay a higher fee or generate more income for QMA. To address this conflict of interest, QMA has adopted allocation policies as well as supervisory procedures that are intended to fairly allocate investment opportunities fairly among competing client accounts.

Conflicts of interest may also arise regarding proxy voting. QMA's proxy voting committee oversees the proxy voting process and monitors potential conflicts of interest relating to proxy voting.

Conflicts of interest may also arise in connection with securities holdings. Prudential Financial, the general account of The Prudential Insurance Company of America, QMA's proprietary accounts and accounts of other affiliates of QMA (collectively, the "Affiliated Accounts") may at times have various levels of financial or other interests, including but not limited to portfolio holdings, in companies whose securities may be held or purchased or sold in QMA's client accounts. These financial interests may at any time be in potential or actual conflict or may be inconsistent with positions held or actions taken by QMA on behalf of its client accounts. These interests can include loan servicing, debt or equity financing, services related to advising on merger and acquisition issues, strategic corporate relationships or investments and the offering of investment advice in various forms. Thus QMA may invest client assets in the securities of companies with which QMA or an affiliate of QMA has a financial relationship, including investment in the securities of companies that are advisory clients of QMA.

It is anticipated that there will be situations in which the interests of a client account in a portfolio company may conflict with the interests of one or more Affiliated Accounts or other client accounts managed by QMA or its affiliates. This may occur because Affiliated Accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as the client account but at different levels in the capital structure or an Affiliated Account might hold secured debt of an issuer whose public unsecured debt is held by QMA's clients. Such conflicts may also exist among client accounts managed by QMA or its affiliates. While these conflicts cannot be eliminated, QMA has implemented policies and procedures designed to ensure that, notwithstanding these conflicts, investments of its clients are managed in their best interests.

In addition, portfolio managers may advise Affiliated Accounts. The value of a portion of the long-term incentive grant of certain investment professionals will increase or decrease based on the annual performance of certain advised accounts of QMA (the "LT Accounts") over a defined time period. As a result of (i) the management of the Affiliated Accounts, and (ii) long-term compensation reflecting the performance of the LT Accounts, QMA's portfolio managers from time to time have certain direct and indirect financial interests in the accounts they advise. To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to ensure that each of QMA's client accounts, including the Large Cap, Tax-Managed Large Cap and Mid-Cap Funds, and each Affiliated Account or LT Account, is managed in a manner that is consistent with its investment objectives, investment strategies and restrictions, as well as with QMA's fiduciary obligations.

QMA also engages in short sales for certain of its advisory clients (i.e., the sale of a borrowed security). For these clients, QMA may take a short position in securities that are held long in other client portfolios. QMA has adopted documentation and monitoring requirements to address the conflicts of interest that arise due to the management of long-short portfolios alongside long-only portfolios.

QMA follows Prudential Financial's policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and will ensure avoidance or disclosure of each and every situation in which a conflict may arise.

RIM

Compensation. SIMC pays RIM a fee based on the assets under management of the Small Cap and Small Cap Value Funds as set forth in an investment sub-advisory agreement between RIM and SIMC. RIM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap and Small Cap Value Funds. The following information relates to the period ended September 30, 2010.

All RIM investment professionals receive a compensation package comprised of an industry competitive base salary and a discretionary bonus. Key investment professionals are rewarded primarily for strong investment performance. Typically, bonuses are based upon a combination of one or more of the following four criteria:

1.  Individual Contribution: a subjective evaluation of the professional's individual contribution based on the individual's goals and objectives established at the beginning of each year;

2.  Product Investment Performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return and the levels of assets of the product;

3.  Investment Team Performance: the financial results of the investment group; and

4.  Firm-wide Performance: the overall financial performance of RIM.

Ownership of Fund Shares. As of the end of the Small Cap and Small Cap Value Funds' most recently completed fiscal year, RIM's portfolio managers did not beneficially own any shares of the Small Cap or Small Cap Value Fund.

Other Accounts. As of September 30, 2010, in addition to the Small Cap and Small Cap Value Funds, RIM's portfolio mangers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Portfolio Management Team (Richard Shuster, Gregory Weiss, Brian Rohman, Gregory Cipolaro, Stephen Lee and Shirley Szeto)	3	$211.6	M	2	$45.5	M	9	$399.1	M

Other Accounts: One account is subject to performance fees and AUM was $68 million for the period ending September 30, 2010.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap and Small Cap Value Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts may include, but are not limited to, proprietary accounts, separately managed institutional and high net worth accounts and pooled investment vehicles. The Other Accounts might have similar investment objectives as the Small Cap and Small Cap Value Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap and Small Cap Value Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, RIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, RIM believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap and Small Cap Value Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap and Small Cap Value Funds. This conflict of interest may be exacerbated to the extent that RIM or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap and Small Cap Value Funds. Notwithstanding this theoretical conflict of interest, it is RIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, RIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Account securities that differ in identity or quantity from securities bought for the Small Cap Value Fund, such securities might not be suitable for the Small Cap and Small Cap Value Funds given their investment objectives and related restrictions.

Security Capital

Compensation. SIMC pays Security Capital a fee based on the assets under management of the Real Estate Fund as set forth in an investment sub-advisory agreement between Security Capital and SIMC. Security Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Real Estate Fund. The following information relates to the period ended September 30, 2010.

The principal form of compensation of Security Capital's professionals is a base salary and annual bonus. Base salaries are fixed for each portfolio manager. Each professional is paid a cash salary and, in addition, a year-end bonus based on achievement of specific objectives that the professional's manager and the professional agree upon at the commencement of the year. The annual bonus is paid partially in cash and partially in either (a) restricted stock of Security Capital's parent company, JPMorgan Chase & Co., which vests after a three-year period (50% each after the second and third years) or (b) in self directed parent company mutual funds which vests over a three-year period (100% after the third year). The annual bonus is a function of Security Capital achieving its financial, operating and investment performance goals, as well as the individual achieving measurable objectives specific to that professional's role within the firm and the investment performance of all accounts managed by the portfolio manager. None of the portfolio managers' compensation is based on the performance of, or the value of assets held in, the Real Estate Fund.

Ownership of Fund Shares. As of the end of the Real Estate Fund's most recently completed fiscal year, Security Capital's portfolio managers did not beneficially own any shares of the Real Estate Fund.

Other Accounts. As of September 30, 2010, in addition to the Real Estate Fund, Security Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Anthony R. Manno, Jr.	5	$2,000,000,000	1	$600,000,000	327		$2,100,000,000
					5	*	$200,000,000
Kenneth D. Statz	5	$2,000,000,000	1	$600,000,000	324		$2,100,000,000
					5	*	$200,000,000
Kevin W. Bedell	5	$2,000,000,000	1	$600,000,000	333		$2,100,000,000
					5	*	$200,000,000

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. Security Capital's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Real Estate Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include other registered mutual funds and separately managed accounts. The Other Accounts might have similar investment objectives as the Real Estate Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Real Estate Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Security Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Security Capital believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Real Estate Fund. Because of their positions with the Real Estate Fund, the portfolio managers know the size, timing, and possible market impact of Real Estate Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Real Estate Fund. However, Security Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Real Estate Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Real Estate Fund, which conflict of interest may be exacerbated to the extent that Security Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Real Estate Fund. Notwithstanding this theoretical conflict of interest, it is Security Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Security Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Real Estate Fund, such an approach might not be suitable for the Real Estate Fund given their investment objectives and related restrictions.

SIMC

Compensation. SIMC compensates the portfolio managers for their management of the High Yield Bond and Multi-Strategy Alternative Funds. The portfolio managers' compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of the portfolio managers' compensation is tied to the corporate performance of SEI Investments Company ("SEI"), as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not SIMC. Seventy percent of the portfolio managers' compensation is based upon various performance factors, including the portfolio managers' performance versus a risk free rate proxy, such as the Merrill Lynch 3 Month US LIBOR Index, over the past 12 months and portfolio tracking error over the past 24 months. The performance factor is based upon a target outperformance of the Merrill Lynch 3 Month US LIBOR Index.

Ownership of Fund Shares. As of September 30, 2010, the portfolio managers beneficially owned shares of the High Yield Bond Fund through their 401(k) plans, as follows:

Portfolio Manager	Dollar Range of Fund Shares
David S. Aniloff	$1-10,000	*

*  Valuation date is September 30, 2010.

Other Accounts. As of September 30, 2010, in addition to the High Yield Bond and Multi-Strategy Alternative Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David S. Aniloff	2	$339,222,193	1	$5,742,999	0	$0
Theodore W. Kokas	2	$231,420,000	7	$2,233,060,000	0	$0

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of registered investment companies other pooled investment vehicles or other accounts ("Other Accounts") may give rise to actual or potential conflicts of interest in connection with their day-to-day management of the High Yield Bond and Multi-Strategy Alternative Funds' investments. The Other Accounts might have similar investment objectives as the High Yield Bond and Multi-Strategy Alternative Funds or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the High Yield Bond and Multi-Strategy Alternative Funds.

While the portfolio managers' management of the Other Accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are reasonably designed to manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the High Yield Bond and Multi-Strategy Alternative Funds. Because of their positions with the High Yield Bond and Multi-Strategy Alternative Funds, the portfolio managers knows the size, timing, and possible market impact of High Yield Bond and Multi-Strategy Alternative Funds trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the Other Accounts and to the possible detriment of the High Yield Bond and Multi-Strategy Alternative Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' management of the High Yield Bond and Multi-Strategy Alternative Funds and the Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Accounts over the High Yield Bond and Multi-Strategy Alternative Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receives, or expect to receive, greater compensation from his management of the Other Accounts than the High Yield Bond and Multi-Strategy Alternative Funds. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for an Other Account securities that differ in identity or quantity from securities bought for the High Yield Bond and Multi-Strategy Alternative Funds, such an approach might not be suitable for the High Yield Bond and Multi-Strategy Alternative Funds given their investment objectives and related restrictions.

SSgA FM

Compensation. SIMC pays SSgA FM a fee based on the assets under management of the S&P 500 Index Fund as set forth in an investment sub-advisory agreement between SSgA FM and SIMC. SSgA FM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the S&P 500 Index Fund. The following information relates to the period ended September 30, 2010.

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA FM and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity incentive allocations.

Ownership of Fund Shares. As of the end of the S&P 500 Index Fund's most recently completed fiscal year, SSgA FM's portfolio managers did not beneficially own any shares of the S&P 500 Index Fund.

Other Accounts. The S&P 500 Index Fund is managed by SSgA FM's Global Structured Products Group. Portfolio managers Shelli Edgar and Karl Schneider have day-to-day management responsibility of the S&P 500 Index Fund. As of September 30, 2010, in addition to the S&P 500 Index Fund, SSgA FM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows (none of which were subject to a performance-based advisory fee):

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager*	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
Kristin Carcio and Karl Schneider	99	$62.29	B	192	$253.61	B	275	$223.0	B

*    Please note that the passive equity assets are managed on a team basis. This table refers to accounts of State Street Global Advisors ("SSgA"). SSgA FM and other advisory affiliates of State Street Corporation make up SSgA, the investment arm of State Street Corporation.

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the S&P 500 Index Fund. Potential conflicts may arise out of (a) the portfolio manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the S&P 500 Index Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while another account maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, SSgA FM's portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The potential conflicts described are applicable to SSgA/SSgA FM as our portfolio managers manage several accounts with similar guidelines and differing fee schedules.

Wellington Management

Compensation. Wellington Management receives a fee based on the assets under management of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds as set forth in an investment sub-advisory agreement between Wellington Management and SIMC. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. The following information relates to the period ended September 30, 2010.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the Funds' managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds ("Portfolio Managers") includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Portfolio Managers are determined by the Portfolio Managers' experience and performance in their roles as Portfolio Managers. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager's manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund(s) managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Mr. Angeli's incentive payment relating to the Tax-Managed Small Cap Fund is linked to the gross pre-tax performance of the portion of the Fund compared to the Russell 2000 Growth Index over one and three year periods, with an emphasis on three year results. Mr. Hoffmann's incentive payment relating to the Real Estate Small Cap and Small Cap Value Funds is linked to the gross pre-tax performance of the portion of the Funds compared to the Dow Jones US Select Real Estate Securities Index over one and three year periods, with an emphasis on three year results. Mr. Rome's incentive payment relating to the Small Cap Fund is linked to the gross pre-tax performance of the portion of the Small Cap Fund compared to the Russell 2000 Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Portfolio Managers, including accounts with performance fees. The incentives paid to Ms. Politi and Mr. Smith are based on the revenues earned by Wellington Management, which have no performance-related component. Wellington Management applies similar incentive structures to other accounts managed by Ms. Politi and Mr. Smith, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Angeli, Hoffmann, Rome, and Smith are partners of the firm.

Ownership of Fund Shares. As of September 30, 2010, Wellington Management's portfolio managers did not beneficially own any shares of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value or Tax-Managed Small Cap Fund.

Other Accounts. As of September 30, 2010, in addition to the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, Wellington Management's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Steven Angeli (Tax-Managed Small Cap)	11		$2,420,182,876	14		$990,465,660	33		$5,075,644,675
	0	*	$0	2	*	$292,403,950	4	*	$430,518,021
Timothy Smith (Enhanced Income)	6		$2,875,275,638	7		$755,595,455	51		$17,520,097,139
	0	*	$0	0	*	$0	2	*	$318,917,490
Lindsay Politi (Real Return)	3		$564,089,447	5		$215,032,890	8		$3,568,192,990
	0	*	$0	0	*	$0	0	*	$0
James Hoffmann (Real Estate, Small Cap Value)	3		$254,302,180	8		$962,102,775	14		$1,036,404,865
	0	*	$0	3	*	$691,734,041	1	*	$449,108,098
Jamie Rome (Small Cap)	5		$503,307,304	9		$698,081,809	16		$1,039,098,193
	0	*	$0	0	*	$0	0	*	$0

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interest. Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund's manager listed in the Prospectus who is primarily responsible for the day-to-day management of the Fund ("Portfolio Managers") generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. The Portfolio Managers make investment decisions for each account, including the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made on behalf of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, or make investment decisions that are similar to those made for the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, both of which have the potential to adversely impact the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds and for one or more Other Accounts at or about the same time. In those instances the Other Accounts will have access to their respective holdings prior to the public disclosure of the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds' holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Enhanced Income, Real Estate, Real Return, Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. Messrs. Angeli and Hoffmann also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

WellsCap

Compensation. SIMC pays WellsCap a fee based on the assets under management of the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between WellsCap and SIMC. WellsCap pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds. The following information relates to the period ended September 30, 2010.

The compensation structure for WellsCap's portfolio managers includes a competitive fixed base salary plus variable incentives (WellsCap utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

Ownership of Fund Shares. As of the end of the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds' most recently completed fiscal year, WellsCap's portfolio managers did not beneficially own any shares of the Tax-Managed Small Cap, Core Fixed Income or U.S. Fixed Income Fund.

Other Accounts. As of September 30, 2010, in addition to the Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds, WellsCap's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts		Total Assets
Tom O'Connor	7	$8.5	bil	2	$1.0	bil	33		$10.8	bil
	0			0			1	*	$0.6	bil
Troy Ludgood	7	$8.5	bil	2	$1.0	bil	33		$10.8	bil
	0			0			1	*	$0.6	bil
Stuart O. Roberts	13	$2.5	bil	2	$0.03	bil	26		$1.9	bil
	0			0			3	*	$0.4	bil
Jerome C. Philpott	13	$2.5	bil	2	$0.03	bil	24		$1.9	bil
	0			0			3	*	$0.4	bil

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. WellsCap's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

WestEnd

Compensation. Key personnel are provided with competitive compensation including salaries, bonuses and equity participation. Our compensation program supports retention, and our corporate culture fosters teamwork, as well as the means for excellence to be recognized and rewarded. No conflicts are present that may impede management of the SEI fund and other accounts.

Ownership of Fund Shares. As of the end of the Large Cap Fund's most recently completed fiscal year, WestEnd's portfolio managers did not beneficially own any shares of the Large Cap Fund.

Other Accounts. As of October 31, 2010, in addition to the Large Cap Fund, WestEnd's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert L. Pharr	0	$0	1	$11.9 million	793	$1.03 billion
	0*	$0*	0*	$0*	0*	$0*

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. WestEnd's portfolio manager manages other accounts with similar objectives as the Large Cap Fund, which may give rise to potential conflicts of interest. WestEnd does not believe these conflicts are material. To the extent that conflicts arise that are material, WestEnd believes its policies and procedures are designed to effectively manage those conflicts in an appropriate way.

For each investment strategy offered, investment decisions are made at the product level. All accounts in a particular strategy hold the same securities in the same relative quantities. Any changes to the model are executed across all accounts in the strategy at or around the same time (subject to WestEnd's trading procedures), provided client-imposed restrictions do not require exclusion.

A potential conflict of interest may exist as a result of WestEnd's portfolio managers managing the Large Cap Fund along with Other Accounts which, in theory, may allow the portfolio managers to allocate investment opportunities in a way that favors the Other Accounts over the Large Cap Fund. Notwithstanding this theoretical conflict of interest, it is WestEnd's policy to manage each account based on its investment objectives and restrictions. WestEnd has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis and in a manner consistent with each account's investment objectives and restrictions.

Western Asset

Compensation. SIMC pays Western Asset a fee based on the assets under management of the Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between Western Asset and SIMC. Western Asset pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income and U.S. Fixed Income Funds. The following information relates to the period ended September 30, 2010.

At Western Asset, one compensation methodology covers all products and functional areas, including portfolio managers. Western Asset's philosophy is to reward its employees through total compensation ("Total Compensation"). Total Compensation is reflective of the external market value for skills, experience, ability to produce results and the performance of one's group and Western Asset as a whole.

Discretionary bonuses make up the variable component of Total Compensation. These are structured to reward sector specialists for contributions to Western Asset, as well as relative performance of their specific portfolios/product, and are determined by the professional's job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Western Asset and portfolio strategy, and communication with clients. In reviewing investment performance, one, three, and five year annualized returns are measured against appropriate market peer groups and to each fund's benchmark index.

Ownership of Fund Shares. As of the end of the Core Fixed Income and U.S. Fixed Income Funds' most recently completed fiscal year, Western Asset's portfolio managers did not beneficially own any shares of the Core Fixed Income or U.S. Fixed Income Fund.

Other Accounts. As of September 30, 2010, in addition to the Core Fixed Income and U.S. Fixed Income Funds, Western Asset's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Steve Walsh	105	$170,131,507,804	209		$113,250,745,867	797		$185,238,237,024
	0	0	7	*	$1,200,082,862	83	*	$20,666,318,418
Ken Leech	105	$170,131,507,804	209		$113,250,745,867	797		$185,238,237,024
	0	0	7	*	$1,200,082,862	83	*	$20,666,318,418
Carl Eichstaedt	22	$21,712,632,263	3		$135,002,498	72		$17,320,370,035
	0	0	0		0	7	*	$1,634,364,244
Mark Lindbloom	24	$24,698,236,104	2		$90,110,203	52		$15,755,287,635
	0	0	0		0	5	*	$2,305,120,861
Michael Buchanan	51	$29,473,204,371	5		$2,923,758,123	11		$1,726,845,009
	0	0	0		0	0	*	$0
Keith J. Gardner	43	$26,479,538,372	7		$943,932,458	1		$227,283,336
	0	0	0		0	0	*	$0

*  These accounts are subject to a performance-based advisory fee.

Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Leech and Mr. Walsh are involved in the management of all Western Asset's portfolios, but they are not solely responsible for particular portfolios. Western Asset's investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of Western Asset's overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Conflicts of Interests. Potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of the Core Fixed Income and U.S. Fixed Income Funds' trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing and possible market impact of the Core Fixed Income and U.S. Fixed Income Funds' trades.

It is possible that an investment opportunity may be suitable for both the Core Fixed Income and U.S. Fixed Income Funds and Other Accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Core Fixed Income and U.S. Fixed Income Funds and the Other Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Core Fixed Income or U.S. Fixed Income Fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to the Core Fixed Income or U.S. Fixed Income Fund because the account pays a performance-based fee or the portfolio manager, Western Asset or an affiliate has an interest in the account. Western Asset has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, Western Asset determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Other Accounts (such as pooled investment vehicles that are not registered investment companies and Other Accounts managed for organizations and individuals), Western Asset may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for the Core Fixed Income and U.S. Fixed Income Funds in a particular security may be placed separately from, rather than aggregated with, such Other Accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Core Fixed Income or U.S. Fixed Income Fund or the Other Account(s) involved. Additionally, the management of multiple portfolios and/or Other Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or an Other Account. Western Asset's team approach to portfolio management and block trading approach works to limit this potential risk.

Western Asset also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of Western Asset have access to transactions and holdings information regarding client accounts and Western Asset's overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western Asset maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of Western Asset's business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through Western Asset's compliance monitoring program.

Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. Western Asset also maintains a compliance monitoring program and engages independent auditors to conduct a SAS 70 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Western Asset Limited

Compensation. SIMC pays Western Asset Limited a fee based on the assets under management of the Core Fixed Income and U.S. Fixed Income Funds as set forth in an investment sub-advisory agreement between Western Asset Limited and SIMC. Western Asset Limited pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Core Fixed Income and U.S. Fixed Income Funds. The following information relates to the period ended September 30, 2010.

At Western Asset Limited, one compensation methodology covers all products and functional areas, including portfolio managers. Western Asset Limited's philosophy is to reward its employees through total compensation ("Total Compensation"). Total Compensation is reflective of the external market value for skills, experience, ability to produce results, and the performance of one's group and Western Asset Limited as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to Western Asset Limited, as well as relative performance of their specific portfolios/product, and are determined by the professional's job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Western Asset Limited and portfolio strategy, and communication with clients. In reviewing investment performance, one, three, and five year annualized returns are measured against appropriate market peer groups and to each fund's benchmark index.

Ownership of Fund Shares.  As of the end of the Core Fixed Income and U.S. Fixed Income Funds' most recently completed fiscal year, Western Asset Limited's portfolio managers did not beneficially own any shares of the Core Fixed Income or U.S. Fixed Income Fund.

Other Accounts.  As of September 30, 2010, in addition to the Core Fixed Income and U.S. Fixed Income Funds, Western Asset Limited's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Steve Walsh	105	$170,131,507,804	209		$113,250,745,867	797		$185,238,237,024
			7	*	$1,200,082,862	83	*	$20,666,318,418
Ken Leech	105	$170,131,507,804	209		$113,250,745,867	797		$185,238,237,024
			7	*	$1,200,082,862	83	*	$20,666,318,418

*  These accounts are subject to a performance-based advisory fee.

Note: The numbers above reflect the overall number of portfolios managed by Western Asset Limited. Mr. Leech and Mr. Walsh are involved in the management of all Western Asset Limited's portfolios, but they are not solely responsible for particular portfolios. Western Asset Limited's investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of Western Asset Limited's overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Conflicts of Interests. Potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of the Core Fixed Income and U.S. Fixed Income Funds' trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing and possible market impact of the Core Fixed Income and U.S. Fixed Income Funds' trades.

It is possible that an investment opportunity may be suitable for both the Core Fixed Income and U.S. Fixed Income Funds and Other Accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Core Fixed Income and U.S. Fixed Income Funds and the Other Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Core Fixed Income or U.S. Fixed Income Fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to the Core Fixed Income Fund or U.S. Fixed Income because the account pays a performance-based fee or the portfolio manager, Western Asset Limited or an affiliate has an interest in the account. Western has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, Western Asset Limited determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Other Accounts (such as pooled investment vehicles that are not registered investment companies and Other Accounts managed for organizations and individuals), Western Asset Limited may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for the Core Fixed Income and U.S. Fixed Income Funds in a particular security may be placed separately from, rather than aggregated with, such Other Accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Core Fixed Income or U.S. Fixed Income Fund or the Other Account(s) involved. Additionally, the management of multiple portfolios and/or Other Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or an Other Account. Western Asset Limited's team approach to portfolio management and block trading approach works to limit this potential risk.

Western Asset Limited also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of Western Asset Limited have access to transactions and holdings information regarding client accounts and Western Asset Limited's overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western Asset Limited maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of Western Asset Limited's business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through Western Asset Limited's compliance monitoring program.

Western Asset Limited may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. Western Asset Limited also maintains a compliance monitoring program and engages independent auditors to conduct a SAS 70 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

William Blair

Compensation. The compensation of William Blair's portfolio managers, analysts, traders, marketers, and client service professionals is based on the firm's mission: "to achieve success for its clients." The portfolio managers, analysts, and traders who are principals of William Blair have compensation consisting of a base salary, a share of the firm's profits, and a discretionary bonus. Each principal's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. Non-principal portfolio managers are based upon the same factors, with the exception of their ownership interest in the firm.

Each portfolio manager and analyst is measured by his or her contribution to the overall research effort of the department and the team. This includes quality of research ideas, securities they bring to the portfolio and its overall performance. We do not use a quantitative or formulaic model to determine compensation. The compensation process is based on a qualitative assessment rather than a formula. Team members do not receive any direct compensation based upon the performance of any individual client account. Asset growth is one of the multiple factors that could be considered in the qualitative assessment.

Ownership of Fund Shares. As of the end of the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds' most recently completed fiscal year, William Blair's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Value or Tax-Managed Small Cap Funds.

Other Accounts. As of October 31, 2010, in addition to the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, William Blair's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David S. Mitchell, CFA	0	$0	1	$2 million	2	$28 million
	0*	$0*	0*	$0*	0*	$0*
Mark T. Leslie, CFA	0	$0	1	$2 million	2	$28 million
	0*	$0*	0*	$0*	0*	$0*
Chad M. Kilmer, CFA	0	$0	1	$2 million	2	$28 million
	0*	$0*	0*	$0*	0*	$0*

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. William Blair's portfolio managers' management of other accounts (collectively, the "Other Accounts") may give rise to potential conflicts of interest in connection with their management of the Small Cap, Small Cap Value and Tax-Managed Small Cap Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund. William Blair believes that it has designed policies and procedures to manage conflicts in an appropriate way.

A potential conflict of interest may arise as a result of William Blair's portfolio managers' day-to-day management of the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. Because of their positions with the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, the portfolio managers know the size, timing and possible market impact of Small Cap, Small Cap Value and Tax-Managed Small Cap Fund trades. It is theoretically possible that William Blair's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap, Small Cap

Value or Tax-Managed Small Cap Fund. However, William Blair has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of William Blair's portfolio managers' management of the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund. This conflict of interest may be exacerbated to the extent that William Blair or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund. Notwithstanding this theoretical conflict of interest, it is William Blair's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, William Blair has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while William Blair's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund, such securities might not be suitable for the Small Cap, Small Cap Value or Tax-Managed Small Cap Funds given their investment objectives and related restrictions.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's Distributor pursuant to a distribution agreement (the "Distribution Agreement") with this Trust. The Distribution Agreement shall be reviewed and ratified at least annually by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on the approval. The terms "vote of a majority of the outstanding voting securities" and "interested persons" shall have the respective meanings specified in the 1940 Act. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Class A, Class E, Class I or Class Y Shares of the Funds.

The Trust has adopted a Distribution Plan (the "Plan") for the Class G Shares of each Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the "Qualified Trustees"). The Plan may not be amended to materially increase the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Class G Shares of each Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan adopted by the Class G Shares shareholders provides that the Trust will pay the Distributor a fee of up to 0.25% of the average daily net assets of the Funds' Class G Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Class G Shares shareholders or to their customers who beneficially own Class G Shares. Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires. Except to the extent that the Administrator and/or SIMC benefited through increased fees from an increase in the net assets of the Trust, which may have resulted in part from expenditures under the Plan, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plan or related agreements.

For the fiscal year ended September 30, 2010, the Funds did not incur any 12b-1 expenses.

The Trust has also adopted shareholder servicing plans for its Class A, Class G, Class I and Class Y Shares (each, a "Shareholder Servicing Plan" and, collectively, the "Shareholder Servicing Plans") and administrative servicing plans (each an "Administrative Servicing Plan" and, collectively, the "Administrative Servicing Plans") for the Class A and Class I Shares of the Funds. Under the Shareholder Servicing Plans for Class I and Class Y Shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under the Shareholder Servicing Plans for Class A Shares and Class G Shares and Administrative Servicing Plans, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of their past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firm's personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on the average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of its past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolios, the Funds, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds' Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Sub-Adviser's adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds' other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1986)—SEI employee, 1974-present. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1986)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Member of the independent review committee for SEI's Canadian-registered mutual funds. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Senior Advisor, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2009. Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, 2003-2008. Founder and Principal, Grecoventures Ltd., (private management consulting firm) from 1999-2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons (as that term is defined in the 1940 Act) of the Funds by virtue of their relationship with the Trust's Distributor and SIMC.

of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., from January 1998-August 2003. Director of AMVESCAP PLC from 1993-2004. Director, Colonial BancGroup, Inc., 2003-2009. Past Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009, and member of the Executive Committee, 2003-present. Director of St. Joseph's Translational Research Institute (nonprofit corporation), 2009-present. Board of Councilors of the Charter Center (nonprofit corporation). Trustee of SEI Daily Income Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Alpha Strategy Portfolios, LP.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1995.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1995.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1996.

The Trust has concluded that Ms. Greco should serve as Trustee because of the experience she gained serving as a Director of several large public companies and as a Trustee of a real estate investment trust, the experience and knowledge she gained serving as President and Chief Executive Officer of a large commercial bank, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 1999.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a Director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries, and the experience he has gained serving as trustee of the Trust since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson and Harris,

Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met 133 times during the Trust's most recently completed fiscal year.

•  Governance Committee.  The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Sullivan, Williams, Johnson and Harris, and Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met two during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

"Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	$50,001-$100,000	Over $100,000
Mr. Doran	Over $100,000	Over $100,000
Independent
Mr. Sullivan	None	Over $100,000
Ms. Greco	$50,001-$100,000	$50,001-$100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None
Mr. Harris	None	None

*  Valuation date is December 31, 2010.

Board Compensation.  The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Independent
Mr. Storey	$41,640	N/A	N/A	$178,525
Mr. Sullivan	$41,640	N/A	N/A	$178,525
Ms. Greco	$41,640	N/A	N/A	$178,525
Ms. Lesavoy	$41,640	N/A	N/A	$178,525
Mr. Williams	$41,640	N/A	N/A	$178,525
Mr. Johnson	$41,640	N/A	N/A	$178,525
Mr. Harris	$41,640	N/A	N/A	$178,525

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the Officers, except for the Chief Compliance Officer ("CCO"), receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to 2005.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC and the Administrator since 2005.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since July 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)— Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.

KERI E. ROHN (DOB 08/24/80)—Privacy Officer (since 2009)—Compliance Officer of SEI Investments Company, June 2003-present.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Prime Obligation Fund observes Columbus Day and Veterans Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

Certain shareholders in one or more of the Funds may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in such Funds. If a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the "90% Test"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund's income, less expenses incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by the Real Estate, Real Return, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Prime Obligation Funds, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions that the Funds receive from an ETF taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so designated by the ETF or REIT. A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

For corporate investors in some of the Funds, dividend distributions such Funds designated to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if such Funds were regular corporations.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) failed to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

The Funds may invest in complex securities. These investments may be subject to numerous special tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these may affect the amount, timing, or character of the income distributed to you by a Fund.

If one or more ETFs generates more non-qualifying income for purposes of the "90% Test" than a Fund's portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC was addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps will not be considered qualifying income for purposes of the 90% Test. However, it is the intention of each Fund's management to restrict the income from commodity-linked swaps (when combined with non-qualifying income from its other investments) to be less than 10% of the gross income of the Fund during any fiscal year in order to maintain its qualification as a RIC.

The Funds are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

Dividends and interest received by a Fund from foreign investments may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the income received by a Fund with respect to such investments. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of a Fund's income from sources within, and taxes paid to, foreign countries and United States possessions. Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless at least 50% of the value of the Fund's total assets at the close of each quarter of the Fund's taxable year is represented by interests in other RICs. A Fund's investment in foreign securities may also increase or accelerate the Fund's recognition of ordinary income or may affect the timing or amount of the Fund's distributions.

If a Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFIC," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualifying electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

A Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor their transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Funds generally serve to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in REMICs or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult with their tax advisors regarding these issues.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Some of the Funds may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding the effect of federal, state, and local taxes in their own individual circumstances.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority Rules and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as Sub-Advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Program"). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of a Fund's portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the Program, provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund's Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal year ended September 30, 2010, the Funds paid the following brokerage fees:

Fund	Total $ Amount of Brokerage Commissions Paid in FYE 9/30/10 (000)	Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers in FYE 9/30/10 (000)	% of Total Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokered Transactions Effected Through Affiliated Brokers
Large Cap Fund	$1,331	$79	6%	0%
Large Cap Value Fund	$1,118	$246	22%	0%
Large Cap Growth Fund	$1,783	$165	9%	0%
Tax-Managed Large Cap Fund	$1,170	$132	11%	0%
S&P 500 Index Fund	$143	$54	38%	0%
Small Cap Fund	$772	$5	1%	0%
Small Cap Value Fund	$1,056	$153	14%	0%
Small Cap Growth Fund	$1,208	$36	3%	0%
Tax-Managed Small Cap Fund	$552	$81	15%	0%
Mid-Cap Fund	$336	$152	45%	0%
U.S. Managed Volatility Fund	$110	$—	0%	0%

Fund	Total $ Amount of Brokerage Commissions Paid in FYE 9/30/10 (000)		Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers in FYE 9/30/10 (000)		% of Total Brokerage Commissions Paid to Affiliated Brokers	% of Total Brokered Transactions Effected Through Affiliated Brokers
Global Managed Volatility Fund	$243		—		0%	0%
Tax-Managed Managed Volatility Fund	$50		—		0%	0%
Real Estate Fund	$268		$16		6%	0%
Enhanced Income Fund	$4		—		0%	0%
Core Fixed Income Fund	$145		—		0%	0%
U.S. Fixed Income Fund	$12		—		0%	0%
High Yield Bond Fund	$7		—		0%	0%
Real Return Fund	$2		—		0%	0%
Prime Obligation Fund	*		*		0%	0%
Multi-Strategy Alternative Fund	—	**	—	**	0%	0%

*    Not in operation during such period.

**  Commenced operations on March 31, 2010

For the fiscal years ended September 30, 2008 and 2009, the Funds paid the following brokerage fees:

	Total $ Amount of Brokerage Commissions Paid		Total $ Amount of Brokerage Commissions Paid to Affiliates
Fund	2008	2009	2008	2009
Large Cap Fund	*	*	*	*
Large Cap Value Fund	$1,487,000	$1,338,000	$110,000	$235,000
Large Cap Growth Fund	$3,018,000	$2,977,000	$518,000	$379,000
Tax-Managed Large Cap Fund	$1,777,000	$2,046,000	$388,000	$302,000
S&P 500 Index Fund	$297,000	$263,000	—	—
Small Cap Fund	*	*	*	*
Small Cap Value Fund	$2,681,000	$2,226,000	$283,000	$188,000
Small Cap Growth Fund	$3,690,000	$2,060,000	$341,000	$402,000
Tax-Managed Small Cap Fund	$885,000	$911,000	$190,000	$243,000
Mid-Cap Fund	$129,000	$235,000	—	—
U.S. Managed Volatility Fund	$254,000	$372,000	—	—
Global Managed Volatility Fund	$232,000	$279,000	—	—
Tax-Managed Managed Volatility Fund	$55,000	$189,000	—	—
Real Estate Fund	$198,000	$386,000	$17,000	$5,000
Enhanced Income Fund	$25,000	$8,000	—	—
Core Fixed Income Fund	$433,000	$336,000	—	—
U.S. Fixed Income Fund	*	—	*	—
High Yield Bond Fund	$5,000	$7,000	—	—
Real Return Fund	*	—	*	—
Prime Obligation Fund	*	*	*	*
Multi-Strategy Alternative Fund	*	*	*	*

*  Not in operation during such period.

For certain of the Funds, the reason for the difference between the percentage of brokerage commissions paid to the Distributor as compared to all brokerage commissions and the percentage of the amount of brokered transactions as compared to the aggregate amount of all brokered transactions for the most recent fiscal year versus the previous fiscal year is the increase in assets for those funds.

The portfolio turnover rate for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income,

Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return and Multi-Strategy Alternative Funds for the fiscal years ending September 30, 2009 and 2010 was as follows:

	Turnover Rate
Fund	2009	2010
Large Cap Fund	*	90%
Large Cap Value Fund	69%	64%
Large Cap Growth Fund	96%	83%
Tax-Managed Large Cap Fund	67%	58%
S&P 500 Index Fund	29%	20%
Small Cap Fund	*	115%
Small Cap Value Fund	110%	69%
Small Cap Growth Fund	163%	99%
Tax-Managed Small Cap Fund	136%	75%
Mid-Cap Fund	143%	185%
U.S. Managed Volatility Fund	126%	53%
Global Managed Volatility Fund	155%	91%
Tax-Managed Managed Volatility Fund	94%	28%
Real Estate Fund	97%	69%
Enhanced Income Fund	132%	77%
Core Fixed Income Fund	329%	283%
U.S. Fixed Income Fund	51%	299%
High Yield Bond Fund	98%	113%
Real Return Fund	23%	94%
Multi-Strategy Alternative Fund	*	49%**

*    Not in operation during such period.

**  Commenced operations on March 31, 2010.

For the Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds, portfolio turnover was abnormally high in the fiscal year 2009 due to a combination of the sub-advisers responding to a volatile market environment, and SIMC making some changes within the sub-adviser line-up. In general, the sub-advisers' turnover in the fiscal year 2009 tended to be higher as they took advantage of the extreme volatility in the markets to buy into what they believed to be attractive growth and value opportunities. With more stable markets in the fiscal year 2010, turnover fell to what would be considered to be more in-line with long-term averages.

For the Mid-Cap Fund, portfolio turnover increased in the fiscal year 2010 due to the fact that SIMC made manager changes during the year. SIMC replaced one manager and added a third to the lineup in order to further diversify the portfolio.

For the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Volatility Funds, portfolio turnover decreased in the fiscal year 2010 as compared with the fiscal year 2009 due to the market environment. The nature of these Funds is to deliver lower absolute volatility which, in the fiscal year 2010, required a lower degree of turnover as conditions were stable in the marketplace. Additionally, substantial portions of the Funds' alpha models are dedicated to momentum related factors. Because there were no inflection points or large changes in market direction during the fiscal year 2010, momentum signals were more consistent than last year and consequently let to lower portfolio turnover.

For the Enhanced Income Fund, portfolio turnover decreased in the fiscal year 2010 as volatility continued to decline in the fiscal year 2010. The majority of this turnover can be attributed to a gradual decline in the Fund's assets under management by approximately $69,000,000 or approximately 31%.

For the Core Fixed Income Fund, portfolio turnover decreased slightly in the fiscal year 2010, relative to the fiscal year 2009, as volatility continued to fall in 2010. Cash flows out of the fund amounted to approximately $540,000,000 or 20% of the Fund, which contributed to turnover, but the more favorable market environment with generally positive pricing trends and less volatility helped mute this cash flow effect.

For the U.S. Fixed Income Fund, portfolio turnover increased in the fiscal year 2010, but was in line with that of the Core Fixed Income Fund. The main drivers of the increased turnover, relative to the fiscal year 2009, were twofold: first, the funding of a new manager in April of 2010. Second, the measurement period is a full year for the fiscal year 2010, while the 2009 measurement period represents only six months of the fiscal year's trading activity.

For the Real Return Fund, portfolio turnover increased in the fiscal year 2010 due to two factors: first, the Fund's size increased by $153,000,000, or 119%, during the course of the year. Second, inflation expectations changed considerably throughout the year, creating tactical trading opportunities for the sub-adviser.

The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. As of September 30, 2010, the Trust held the following securities:

Fund	Name of Issuer	Type of Security	Amount (000)
SIMT Large Cap Value	JP Morgan	Equity	$41,397

	Bank of America	Equity	$32,543

	Goldman, Sachs & Co.	Equity	$17,494

	Citigroup	Equity	$14,858

	Morgan Stanley	Equity	$6,661

SIMT Core Fixed Income	Citigroup	Debt	$42,253

	Morgan Stanley	Debt	$42,029

	JP Morgan Chase Bank	Debt	$36,334

	Bank of America	Debt	$29,686

	Merrill Lynch	Debt	$28,017

	Goldman, Sachs & Co.	Debt	$23,604

	Chase Securities	Debt	$16,519

	Credit Suisse	Debt	$14,112

	Deutsche Bank Securities	Debt	$5,068

	Barclays Capital	Debt	$3,634

SIMT High Yield Bond	Citigroup	Debt	$609

	Bank of America	Debt	$599

SIMT Tax-Managed Large Cap	JP Morgan	Equity	$26,196

	Bank of America	Equity	$20,317

	Goldman, Sachs & Co.	Equity	$14,660

	Citigroup	Equity	$13,057

SIMT Enhanced Income	Goldman, Sachs & Co.	Debt	$3,201

	Citigroup	Debt	$2,932

	Bank of America	Debt	$2,636

	JP Morgan	Debt	$2,063

	Morgan Stanley	Debt	$1,155

	Merrill Lynch	Debt	$750

SIMT S&P 500 Index	JP Morgan	Equity	$19,791

	Bank of America	Equity	$17,190

	Citigroup	Equity	$12,114

	Goldman, Sachs & Co.	Equity	$9,753

Fund	Name of Issuer	Type of Security	Amount (000)
SIMT U.S. Fixed Income	JP Morgan	Debt	$19,713

	Morgan Stanley	Debt	$16,015

	Bank of America	Debt	$15,266

	Goldman, Sachs & Co.	Debt	$12,760

	Citigroup	Debt	$12,076

	Credit Suisse	Debt	$7,448

	Merrill Lynch	Debt	$6,500

	Barclays Bank Plc	Debt	$2,463

	Chase Securities	Debt	$792

	Deutsche Bank Securities	Debt	$347

SIMT Large Cap	JP Morgan	Equity	$21,532

	Bank of America	Equity	$15,407

	Goldman, Sachs & Co.	Equity	$14,496

	Citigroup	Equity	$10,633

SIMT Multi Strategy Alternative	JP Morgan	Equity	$24,079

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Sixty calendar days after the end of each quarter, a list of all portfolio holdings in the Fund as of the end of such quarter shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the sixtieth calendar day following the twelfth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Funds' independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in intial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 4, 2011, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

Name and Address	Number of Shares	Percent of Fund
Large Cap Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	81,945,228.852	60.40%
SEI Asset Allocation Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456-9989	13,197,341.350	9.73%
SEI Asset Allocation Aggressive Strategy Fund Attn: Jack McCue - IMU One Freedom Valley Drive Oaks, PA 19456-9989	10,400,151.752	7.67%
Large Cap Value Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	86,900,131.491	87.30%
Large Cap Value Fund - Class I
SEI Private Trust Company Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	89,128.212	12.77%

Name and Address	Number of Shares	Percent of Fund
Patterson & Co FBO Ahern Nechols Ahern & Hersey 1525 West WT Harris Blvd Charlotte, NC 28262-8522	51,027.164	7.31%
Patterson & Co FBO Elkem Metals Inc Ret Savings 1525 West WT Harris Blvd Charlotte, NC 28262-8522	49,183.362	7.05%
Patterson & Co FBO Charlick Springstead & Wilson Dentl Assocation 1525 West WT Harris Blvd Charlotte, NC 28262-8522	38,332.008	5.49%
Patterson & Co FBO Arthritis & Rheumatology Medical Association 1525 West WT Harris Blvd Charlotte, NC 28262-8522	37,675.984	5.40%
Large Cap Growth Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	67,871,487.885	87.21%
Large Cap Growth Fund - Class I
SEI Private Trust Company Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	68,156.853	15.76%
Patterson & Co FBO J. Morrow PSP 1525 West WT Harris Blvd Charlotte, NC 28262-8522	31,137.400	7.20%
Patterson & Co FBO Arthritis & Rheumatology Medical Association Inc. 1525 West WT Harris Blvd Charlotte, NC 28262-8522	30,547.665	7.06%
Tax-Managed Large Cap Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	117,198,332.428	82.87%

Name and Address	Number of Shares	Percent of Fund
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	10,758,771.353	7.61%
Tax-Managed Large Cap - Y
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	67,770.669	96.94%
S&P 500 Index Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	29,979,687.917	93.24%
S&P 500 Index Fund - Class E
Wells Fargo Bank NA FBO Ecolab- SEI S&P 500 Index FD P.O. Box 1533 Minneapolis, MN 55480-1533	7,297,514.616	24.04%
JP Morgan Chase FBO Federal Mogul Pension Master Trust 3 Metrotech Center, 6th Floor Brooklyn, NY 11201-8401	5,299,143.731	17.46%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	3,475,307.294	11.45%
Northern Trust as Trustee FBO Lafarge North America Inc 801 S. Canal Chicago, IL 60675-0001	2,865,134.929	9.44%
Nationwide Life Insurance Company c/o NACO - IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	2,821,171.124	9.30%
Northern Trust as Trustee FBO Moore Wallace Pension TR P.O. Box 92956 Chicago, IL 60675-0001	2,593,299.061	8.54%
State Street Bank & Trust FBO The Pathmark Stores Pensions Plan 801 Pennsylvaniva Ave Kansas City, MO 94105-1307	2,051,827.427	6.76%

Name and Address	Number of Shares	Percent of Fund
S&P 500 Index Fund - Class I
SEI Private Trust Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	89,105.782	33.35%
Patterson & Co FBO Elkem Metals Inc Ret Savings 1525 West WT Harries Blvd Charlotte, NC 28262-8522	21,464.445	8.03%
Patterson & Co FBO Northern Fertility & Reproduction Association 1525 West WT Harries Blvd Charlotte, NC 28262-8522	20,656.076	7.73%
Small Cap Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	13,035,799.041	61.79%
SEI Asset Allocation Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456-9989	1,927,787.930	9.14%
SEI Asset Allocation Aggressive Strategy Fund Attn: Jack McCue - IMU One Freedom Valley Drive Oaks, PA 19456-9989	1,558,050.032	7.39%
Small Cap Value Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	21,395,447.021	67.44%
JP Morgan Chase as Trustee for Texas Health Retirement Program Sources J.Y.1 9300 Ward Parkway Kansas City, MO 64114-3317	2,522,162.307	7.95%

Name and Address	Number of Shares	Percent of Fund
Small Cap Value Fund - Class I
Nationwide Trust Co c/o IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	58,260.179	13.06%
Patterson & Co FBO Elkem Metals Inc Ret Savings 1525 West WT Harris Blvd Charlotte, NC 28262-8522	32,851.624	7.36%
Patterson & Co FBO Charlick Springstead & Wilson Dentl Association 1525 West WT Harris Blvd Charlotte, NC 28262-8522	27,995.680	6.27%
Wilmington Trust Co FBO Montgomery City Public Schools 403B Shelt Savings c/o Mutual Funds P.O. Box 8880 Wilmington, DE 19899-8880	26,988.765	6.05%
SEI Private Trust Company Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	26,489.318	5.94%
Patterson & Co FBO Ahern Nichols Ahern & Hersey 1525 West WT Harris Blvd Charlotte, NC 28262-8522	24,218.363	5.43%
Small Cap Growth Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	19,950,596.221	80.98%
Small Cap Growth Fund - Class I
SEI Private Trust Company Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456-9989	28,323.813	11.14%
Patterson & Co FBO Elkem Metals Inc Ret Savings 1525 West WT Harris Blvd Charlotte, NC 28262-8522	19,839.492	7.80%

Name and Address	Number of Shares	Percent of Fund
Tax-Managed Small Cap Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	21,023,701.792	80.42%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	2,400,998.630	9.18%
Mid-Cap Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	3,303,783.144	46.43%
NFS LLC FEBO FIIOC as agent for Qualified Employee Benefit Plans 401k FINOPS-IC Funds 100 Magellan Way Covington, KY 41015-1987	1,459,710.570	20.52%
MCWood & Co P.O. Box 29522 Raleigh, NC 27626-0522	962,096.196	13.52%
Mid-Cap Fund - Class I
Patterson & Co FBO DKD Electric LLC 401k Plan 1525 West WT Harris Charlotte, NC 28262-8522	16,765.100	41.47%
Patterson & Co FBO Albany Bone & Joint Clinic PC Retirement 1525 West WT Harris Charlotte, NC 28262-8522	10,067.650	24.91%
Patterson & Co FBO Aero Race 401k 1525 West WT Harris Charlotte, NC 28262-8522	3,545.370	8.77%
Patterson & Co FBO Insurance Management Associates 401k 1525 West WT Harris Charlotte, NC 28262-8522	3,150.042	7.79%

Name and Address	Number of Shares	Percent of Fund
Patterson & Co FBO Evans General Contractors LLC 1525 West WT Harris Charlotte, NC 28262-8522	2,178.684	5.39%
U.S. Managed Volatility Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	24,557,996.062	61.03%
SEI Asset Allocation Moderate Strategy Fund Attn: Jack McCue One Freedom Valley Drive Oaks, PA 19456-9989	3,117,888.764	7.75%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	2,904,941.983	7.22%
SEI Asset Allocation Tax-Managed Monderate Strategy Fund Attn: Jack McCue - IMU One Freedom Valley Drive Oaks, PA 19456-9989	2,664,765.558	6.62%
U.S. Managed Volatility Fund - Class I
Patterson & Co FBO Omnicap 401k PS 1525 West WT Harris Charlotte, NC 28262-8522	1,375.453	42.72%
Patterson & Co FBO The Stewart Law Firm 401k Plan 1525 West WT Harris Charlotte, NC 28262-8522	625.279	19.42%
Patterson & Co FBO Doco Regional Federal Credit Union 1525 West WT Harris Charlotte, NC 28262-8522	624.456	19.40%
Patterson & Co FBO GDC 401k 1525 West WT Harris Charlotte, NC 28262-8522	366.841	11.39%

Name and Address	Number of Shares	Percent of Fund
Patterson & Co FBO Body Imaging PC 401k PSP 1525 West WT Harris Charlotte, NC 28262-8522	197.831	6.14%
Global Managed Volatility Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	26,350,451.661	57.26%
SEI Asset Allocation Moderate Strategy Fund Attn: Jack McCue One Freedom Valley Drive Oaks, PA 19456-9989	5,534,710.851	12.03%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	3,211,482.162	6.98%
Global Managed Volatility Fund - Class I
Patterson & Co FBO Evans General Contractors LLC 1525 West WT Harris Charlotte, NC 28262-8522	6036.19	72.13%
Patterson & Co FBO GDC 401k 1525 West WT Harris Charlotte, NC 28262-8522	1363.973	16.30%
Patterson & Co FBO Albany Bone & Joint Clinic PC Retirement Plan 1525 West WT Harris Charlotte, NC 28262-8522	553.079	6.61%
Tax-Managed Managed Volatility Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	21,585,758.737	82.71%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	3933672.199	15.07%

Name and Address	Number of Shares	Percent of Fund
Real Estate Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	10,311,382.998	76.27%
Wells Fargo NA FBO Mitsubishi Motors NA - SIMC P.O. Box 1533 Minneapolis, MN 55480-1533	755,722.192	5.59%
Real Estate Fund - Class I
Patterson & Co FBO Cascade Ear Nose & Throat 401k 1525 West WT Harris Charlotte, NC 28262-8522	13,415.456	31.68%
Patterson & Co FBO Aero Race 401k 1525 West WT Harris Charlotte, NC 28262-8522	6,553.930	15.48%
Patterson & Co FBO Priority Systems Inc 1525 West WT Harris Charlotte, NC 28262-8522	5,819.227	13.74%
Patterson & Co FBO DHW & P LLC 1525 West WT Harris Charlotte, NC 28262-8522	3,758.562	8.88%
Patterson & Co FBO GDC 401k 1525 West WT Harris Charlotte, NC 28262-8522	2,345.241	5.54%
Enhanced Income Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	14,852,307.674	76.84%
SEI Asset Allocation Moderate Strategy Fund Attn: Jack McCue One Freedom Valley Drive Oaks, PA 19456-9989	2,229,486.147	11.53%

Name and Address	Number of Shares	Percent of Fund
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	1,244,926.871	6.44%
Enhanced Income Fund - Class I
Patterson & Co FBO Yarlas Kaplan Santilli & Moran Ltd 401k 1525 West WT Harris Charlotte, NC 28262-8522	2,131.861	93.45%
Patterson & Co FBO Albany Bone & Joint Clinic PC Retirement Plan 1525 West WT Harris Charlotte, NC 28262-8522	149.360	6.55%
Core Fixed Income Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	167,200,373.417	85.46%
Core Fixed Income Fund - Class I
SEI Private Trust Company Attn: Mutual Funds One Freedom Valley Drive	389,263.054	25.79%
Patterson & Co FBO West Michigan Gastroenterology PC 401 Profit Sharing Plan 1525 West WT Harris Blvd Charlotte, NC 28288-0001	183,774.682	12.17%
Patterson & Co FBO Keener Sand & Clay Co Retirement Plan 1525 West WT Harris Blvd Charlotte, NC 28288-0001	83,852.945	5.56%
U.S. Fixed Income Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	52,109,781.001	62.07%
SEI Asset Allocation Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456-9989	5,838,401.785	6.95%

Name and Address	Number of Shares	Percent of Fund
SEI Asset Allocation Moderate Strategy Fund Attn: Jack McCue One Freedom Valley Drive Oaks, PA 19456-9989	5,083,091.620	6.05%
High Yield Bond Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	123,107,912.767	59.54%
Pershing Division of DLJ Attn: Rich Boulanger P.O. Box 2052 Jersey City, NJ 07303-2052	18,646,017.360	9.02%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	14,996,931.246	7.25%
High Yield Bond Fund - Class I
Attn: Mutual Funds Administrator c/o Union Bank SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	518,790.407	81.74%
Real Return Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	18,676,342.857	71.82%
SEI Asset Allocation Moderate Strategy Fund Attn: Jack McCue One Freedom Valley Drive Oaks, PA 19456-9989	2,933,546.581	11.28%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	1,903,513.144	7.32%

Name and Address	Number of Shares	Percent of Fund
Multi-Strategy Alternative Fund - Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	20,869,578.047	91.65%
SEI Private Trust Company Attn: Mutual Fund Admin One Freedom Valley Drive Oaks, PA 19456-9989	1710782.022	7.51%

MASTER/FEEDER OPTION

The Tax-Managed Small Cap and U.S. Fixed Income Funds may, in the future, seek to achieve their investment objectives by investing all of their assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Funds. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the Funds. The initial shareholder(s) of the Funds voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIANS

U.S. Bank National Association ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Real Estate, U.S. Managed Volatility, Tax-Managed Managed Volatility, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Prime Obligation Funds. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of the Global Managed Volatility and Real Return Funds. U.S. Bank and BBH hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, Inc., ("Fitch"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

Investment Grade Bond

AAA  Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

A-1

AA  Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A  Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB  Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1  This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1  Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote exceptionally strong credit feature.

F-2  Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

A-2